Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on April 28, 2011
Commission File Nos.  333-73850
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 257	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE FOCUS
FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® and
Jackson National Separate Account - I

May 1, 2011

The Contracts offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

•
4 Fixed Account options, including 2 Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and 2 DCA+ Fixed Account options (used for certain dollar cost averaging transfers), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson®) (“we” or “us”), as may be made available by us, or as may be otherwise limited by us;

•
A Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us.  The GMWB Fixed Account offers a minimum interest rate that is guaranteed by Jackson and is an account to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas;

•
100 Investment Divisions of Jackson National Separate Account - I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives:

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/BlackRock Commodity Securities Fund
JNL/BlackRock Global Allocation Fund *
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fu nd
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund (formerly, JNL/Select Balanced Fund)
JNL/WMC Money Market Fund (formerly, JNL/Select Money Market Fund)
JNL/WMC Value Fund (formerly, JNL/Select Value Fund)
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund

JNL Variable Fund LLC
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

*The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers.  Please see “Investment Divisions” on page 18 for more information.

Underscored are the Funds that are newly available, or recently underwent name changes.  The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

·	A base Contract designed to facilitate your retirement savings or other long-term investment purposes by permitting you to:

▪	accumulate savings for your retirement on a tax-deferred basis during the accumulation phase on a fixed, variable, or fixed and variable basis;

▪
receive income payments in the income phase on a fixed, variable, or fixed and variable basis; receive a basic death benefit, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us (compounded at 2%); and

▪	have significant access to your Contract Values without incurring a withdrawal charge in the event of certain serious health-related emergencies;

·	A variety of optional features that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

▪	4 types of optional death benefits;

▪	a “Contract Enhancement” (under which we credit your Contract Values with 2% of each premium payment you make in the first Contract Year); and

▪
4 Guaranteed Minimum Withdrawal Benefits (that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)).  Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the Issue Date.

This prospectus describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.

Effective September 30, 2002, Perspective Focus Fixed and Variable Annuity is no longer available for purchase by non-natural Owners (entities) other than qualified plans and certain trusts.

Please read this prospectus before you purchase a Contract.  It contains important information about the Contract that you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements, which reflect state or other variations.You should keep this prospectus for future reference.

To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated   May 1, 2011 , by calling us at (800) 873-5654 or by writing us at:  Annuity Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814.  The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is legally a part of this prospectus.  The Table of Contents of the SAI appears at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Focus Fixed and Variable Annuity or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

TABLE OF CONTENTS
KEY FACTS	1
FEES AND EXPENSES TABLES	3
Owner Transaction Expenses	3
Periodic Expenses	4
Total Annual Fund Operating Expenses	10
EXAMPLE	16
CONDENSED FINANCIAL INFORMATION	16
THE ANNUITY CONTRACT	17
JACKSON	17
THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT	17
The Guaranteed Fixed Account	17
The GMWB Fixed Account	18
THE SEPARATE ACCOUNT	18
INVESTMENT DIVISIONS	18
JNL Series Trust	19
JNL Variable Fund LLC	29
Voting Privileges	29
Substitution	29
CONTRACT CHARGES	29
Mortality and Expense Risk Charges	29
Annual Contract Maintenance Charge	29
Administration Charge	29
Transfer Charge	29
Withdrawal Charge	29
Earnings Protection Benefit (“EarningsMax”) Charge	29
Contract Enhancement Charge	29
Contract Enhancement Recapture Charge	29
Guaranteed Minimum Income Benefit (“FutureGuard”) Charge	29
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge	29
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge (“SafeGuard Max”)	29
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	29
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	29
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge	29
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge	29
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	29
Death Benefit Charges	29
Commutation Fee	29
Other Expenses	29
Premium Taxes	29
Income Taxes	29
DISTRIBUTION OF CONTRACTS	29
PURCHASES	29
Minimum Initial Premium	29
Minimum Additional Premiums	29
Maximum Premiums	29
Allocations of Premium	29
Optional Contract Enhancement	29
Capital Protection Program	29
Accumulation Units	29
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	29
Restrictions on Transfers: Market Timing	29
TELEPHONE AND INTERNET TRANSACTIONS	29
The Basics	29
What You Can Do and How	29
What You Can Do and When	29
How to Cancel a Transaction	29
Our Procedures	29
ACCESS TO YOUR MONEY	29
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	29
Guaranteed Minimum Withdrawal Benefit Considerations	29
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	29
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	29
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	29
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	29
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	29
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	29
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	29
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	29
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	29
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	29
Systematic Withdrawal Program	29
Suspension of Withdrawals or Transfers	29
INCOME PAYMENTS (THE INCOME PHASE)	29
Variable Income Payments	29
Income Options	29
Guaranteed Minimum Income Benefit (“FutureGuard”)	29
DEATH BENEFIT	29
Basic Death Benefit	29
Earnings Protection Benefit (“EarningsMax”)	29
Optional Death Benefits	29
5% Compounded Death Benefit	29
Maximum Anniversary Value Death Benefit	29
Combination Death Benefit	29
Special Spousal Continuation Option	29
Death of Owner On or After the Income Date	29
Death of Annuitant	29
TAXES	29
Contract Owner Taxation	29
Tax-Qualified and Non-Qualified Contracts	29
Non-Qualified Contracts – General Taxation	29
Non-Qualified Contracts – Aggregation of Contracts	29
Non-Qualified Contracts – Withdrawals and Income Payments	29
Non-Qualified Contracts – Required Distributions	29
Tax-Qualified Contracts – Withdrawals and Income Payments	29
Withdrawals – Tax-Sheltered Annuities	29
Withdrawals – Roth IRAs	29
Constructive Withdrawals – Investment Adviser Fees	29
Extension of Latest Income Date	29
Death Benefits	29
IRS Approval	29
Assignment	29
Diversification	29
Owner Control	29
Withholding	29
Jackson Taxation	29
OTHER INFORMATION	29
Dollar Cost Averaging	29
Dollar Cost Averaging Plus (DCA+)	29
Earnings Sweep	29
Rebalancing	29
Free Look	29
Advertising	29
Restrictions Under the Texas Optional Retirement Program (ORP)	29
Modification of Your Contract	29
Confirmation of Transactions……………………………………………………………………………………………....	29
Legal Proceedings	29
PRIVACY POLICY	29
Collection of Nonpublic Personal Information	29
Disclosure of Current and Former Customer Nonpublic Personal Information	29
Security to Protect the Confidentiality of Nonpublic Personal Information	29
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	29
APPENDIX A (Trademarks, Service Marks, and Related Disclosures)	A- 29
APPENDIX B (Contract Enhancement Recapture Charges)	B- 29
APPENDIX C (Broker-Dealer Support)	C- 29
APPENDIX D (GMWB Prospectus Examples)	D- 29
APPENDIX E (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets Methodology)	E- 29
APPENDIX F (Accumulation Unit Values)	F-1

KEY FACTS

The Annuity Contract	Your Contract permits you to accumulate your Contract Values

•
on a fixed basis through allocations to one of our fixed account options (the “Fixed Account”), including two Guaranteed Fixed Account options (with guaranteed periods of 1 and 3 years) and two DCA+ Fixed Account options (used in connection with certain dollar cost averaging transfers), as may be made available by us, or as may be otherwise limited by us.  There may be periods when we do not offer any Fixed Account, or impose special transfer requirements on the Fixed Account.  In addition to the Fixed Account, if you elected the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account; or

•
on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the “Investment Divisions”).  (We refer to the Fixed Account, GMWB Fixed Account and the Investment Divisions together as “Allocation Options.”)

Regardless of which Allocation Option(s) you use, investment earnings on your premiums for non-qualified Contracts will be tax deferred.  Tax deferral on qualified Contracts is derived from their status as qualified Contracts.  See “TAXES” for information on the tax treatment of investment earnings.  Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a death benefit during the accumulation phase (when you make premium payments to us) and a variety of income options during the income phase (when we make income payments to you).  We generally will not issue a Contract to anyone over age 90.

Optional Features	Optional features of your Contract include:

•	an Earnings Protection Benefit Endorsement (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

•
three additional types of Optional Death Benefit Endorsements (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

•
a Contract Enhancement Endorsement (a credit to your Contract Value from our general account equal to 2% of your premium payments in the first Contract Year) that provides net Contract Value benefits under selected circumstances.  See “Optional Contract Enhancement” at page 29 below;

•
4 Guaranteed Minimum Withdrawal Benefits (GMWB)(that, subject to specific conditions, generally permit you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the Issue Date), the Contract Value, less any recapture charges, will be used instead of the net premium payment at issue)); and

•
a Guaranteed Minimum Income Benefit (GMIB)(guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state.

Allocation Options
Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value to more than 18 Allocation Options at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.

Each Investment Division invests in a single Fund (investment portfolio) of an underlying mutual fund.

Purchases
Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract).  You are permitted to make subsequent premium payments at any time during the accumulation phase.  Each subsequent payment must be at least $500 ($50 under an automatic payment plan).  The Investment Divisions and Guaranteed Fixed Account have initial and subsequent allocation minimums of $100.  We reserve the right to refuse any premium payment.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account.  We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment.  We may deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract.  You may also have to pay taxes and a tax penalty on money you withdraw.

Income Payments	You may choose to receive regular income payments from us (most typically, when you retire). During this “income phase,” you have the same variable allocation options as during the accumulation phase.

Death Benefit
If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit of at least the greater of your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary or the total premiums you have paid since your Contract was issued, minus prior withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes (“Net Premiums”) compounded at 2%.  All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.  If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.

Free Look
If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, minus any Contract Enhancement recapture charge.  This may be more or less than your original payment.  If required by your state, we instead will return your premium.  During the free look period your assets will be allocated according to your allocation options.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Taxes
Under the Internal Revenue Code, you generally will not be taxed on the earnings on your Contract Value until you make a withdrawal (this is referred to as “tax-deferral”).  There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.  Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.

Expenses
Your Contract has insurance features and investment features, and there are costs related to each.  If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB).  While the charge is deducted from your Contract Value, it is based on the GWB.  For more information, including how the GWB is calculated, please see “Contract Charges.”  Each Fund has its own expenses.  The Contract's charges and Fund expenses are described in the following Fee Tables.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer Contract Value between Allocation Options.  State premium taxes may also be deducted.

Owner Transaction Expenses

Maximum Withdrawal Charge 1 –
Percentage of premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge 2 –
Percentage of the corresponding first year premiums withdrawn with a Contract Enhancement	2%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge 3 –
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1
Withdrawal charges are deducted: on the Income Date if that date is within one year of the Issue Date; upon partial withdrawals in excess of free withdrawal amounts; upon withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; upon withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; and upon total withdrawals.

Completed Years Since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

2
Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and rebalancing transfers.
4
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery).  Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge				$35	5

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions				1.65%

Mortality And Expense Risk Charge	1.50	%6

Administration Charge	0.15	%7

Total Separate Account Annual Expenses for Base Contract			1.65	% 8

5	This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.
6	Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, the Mortality and Expense Risk Charge will be 1.30%.
7
If the initial premium equals $1,000,000 or more, we will waive the Administration Charge.  However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the contract value falling substantially below $1,000,000, as determined by us.

8	Starting in the seventh Contract Year, or upon annuitization if earlier than the beginning of the seventh Contract Year, the Total Separate Account Annual Expenses will be 1.45%.

Optional Endorsements – A variety of optional endorsements to the Contract are available. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily net asset value. You may select one from each grouping below9:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”)	0.30%

2% Contract Enhancement Maximum Annual Charge 10	0.65%

The following optional death benefit endorsement charges are based on average daily net asset value.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below9:

5% Compounded Death Benefit Maximum Annual Charge	0.15%
Maximum Anniversary Value Death Benefit Maximum Annual Charge	0.15%
Combination Death Benefit Maximum Annual Charge	0.25%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below9:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of December 3, 2007) (“FutureGuardSM”) 11	0.40%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 PlusSM”) 12	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“SafeGuard MaxSM”) 13	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM,” formerly “AutoGuard®”) 14	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 6SM”) 15	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) (“MarketGuard 5®”) 16	0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM,” formerly “LifeGuard Protector AdvantageSM”) 17	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 18	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard Ascent With Joint Option”) 19	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard FreedomSM GMWB”) 20	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom GMWB With Joint Option”) 21	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6SM GMWB”) 22	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6 GMWB With Joint Option”) 23	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 24	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard Select With Joint Option”) 25	1.86%

9
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

10	This charge is only deducted for the first three Contract Years.
11
On a calendar quarter basis, the charge is 0.10% of the GMIB Benefit Base.  The GMIB Benefit Base is the greater of (a) or (b), where:

(0) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant’s 80th birthday or the exercise date of this GMIB; and

(b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday, subject to certain adjustments after that Contract Anniversary.

This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Account on a pro rata basis.  When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units.  The GMIB Benefit Base is defined beginning on page 29 below.

12
0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance (GWB) when this endorsement is added to a Contract on and after January 17, 2006, which charge is payable quarterly (monthly for Contracts purchased in Washington State).  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

The charge is expressed as an annual percentage and depends on:

          • When the endorsement is added to the Contract.
• The endorsement’s availability – on and after, or before January 17, 2006, or before February 23, 2005.
• The basis for deduction – a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
• The frequency of deduction – quarterly, monthly, or daily.

The below tables have the maximum and current charges.

For Contracts to which this endorsement is added on and after January 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Contracts to which this endorsement is added before January 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this endorsement is added before February 23, 2005, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

7% GMWB
Endorsement's Availability	On and after January 17, 2006		Before January 17, 2006	Before February 23, 2005
Maximum Annual Charge	0.75%		0.70%	0.70%
Current Annual Charge	0.50%	0.51%	0.40%	0.35% 0.55% upon step-up
Charge Basis	GWB		Investment Divisions	Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 29 .  For more information about how the endorsement works, including more details regarding the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 29 .

13
The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

14
The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

15
The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.

16
The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%.  But for Contracts purchased in Washington State, the charge is monthly, currently 0.0175%  (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each calendar quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

17
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable quarterly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below tables have the maximum and current charges for all age groups.

You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%÷4	1.02%÷12	0.55%÷4	0.57%÷12
50 – 54	1.15%÷4	1.17%÷12	0.70%÷4	0.72%÷12
55 – 59	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
60 – 64	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
65 – 69	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
70 – 74	0.90%÷4	0.90%÷12	0.55%÷4	0.57%÷12
75 – 80	0.65%÷4	0.66%÷12	0.40%÷4	0.42%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 29 .

18
1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 29 .

19
1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.70%÷4	1.71%÷12	1.15%÷4	1.17%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.
For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 29 .

20
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 29 .

21
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

Joint For Life GMWB With Bonus and Annual Step-Up
	Annual Charge	Maximum		Current
	Ages 45-80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
	Charge Basis	GWB
	Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 29 .

22
1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%÷4	1.50%÷12	0.95%÷4	0.96%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 29 .

23
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%÷4	1.86%÷12	1.25%÷4	1.26%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 29 .

24
1.50% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.  The below tables have the maximum and current charges.  You pay the applicable percentage of the GWB each Contract Quarter.  But for Contracts purchased in Washington State, you pay the charge each Contract Month.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted ov er each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%÷4	1.50%÷12	0.85%÷4	0.87%÷12
For endorsements purchased before September 28, 2009	1.20%÷4	1.20%÷12	0.65%÷4	0.66%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

25
For Contracts purchased in Washington State, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Month.  For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable each Contract Quarter.  The below tables have the maximum and current charges.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%÷4	1.86%÷12	1.05%÷4	1.05%÷12
For endorsements purchased before September 28, 2009	1.50%÷4	1.50%÷12	0.80%÷4	0.81%÷12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 29 .  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current interest rate for the GMWB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.57%

Maximum: 2.4 5%

More detail concerning each Fund's fees and expenses is below.  But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC®, the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.27% D	0.25%	0.02% D	0.00%	1.54% D	0.45% E	1.09% D,E
JNL/American Funds Global Bond	1.39% D	0.25%	0.03% D	0.00%	1.67% D	0.55% E	1.12% D,E
JNL/American Funds Global Small Capitalization	1.61% D	0.25%	0.04% D	0.00%	1.90% D	0.60% E	1.30% D,E
JNL/American Funds Growth-Income	1.12% D	0.25%	0.02% D	0.00%	1.39% D	0.40% E	0.99% D,E
JNL/American Funds International	1.49% D	0.25%	0.04% D	0.00%	1.78% D	0.55% E	1.23% D,E
JNL/American Funds New World	1.94% D	0.25%	0.06% D	0.00%	2.25% D	0.80% E	1.45% D,E
JNL/BlackRock Global Allocation	1.40% I	0.20%	0.13% I	0.02% I	1.75% I	0.66% E	1.09% I,E
JNL/WMC Money Market	0.37% F	0.20%	0.00%	0.00%	0.57% F	0.30%	0.27%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.20%	0.00%	0.00%	0.76% H	0.96%
JNL Institutional Alt 35	0.19%	0.00%	0.01%	0.89% H	1.09%
JNL Institutional Alt 50	0.19%	0.00%	0.01%	1.04% H	1.24%
JNL Institutional Alt 65	0.20%	0.00%	0.00%	1.20% H	1.40%
JNL/BlackRock Commodity Securities	0.79%	0.20%	0.01%	0.01%	1.01%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Capital Guardian U.S. Growth Equity	0.75%	0.20%	0.00%	0.01%	0.96%
JNL/Eagle Core Equity	0.73%	0.20%	0.00%	0.02%	0.95%
JNL/Eagle SmallCap Equity	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	0.00%	1.05% H	1.10%
JNL/Franklin Templeton Global Growth	0.87%	0.20%	0.01%	0.01%	1.09%
JNL/Franklin Templeton Income	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.00%	0.02%	1.32%
JNL/Franklin Templeton Mutual Shares	0.85%	0.20%	0.01% G	0.02%	1.08%
JNL/Franklin Templeton Small Cap Value	0.94%	0.20%	0.00%	0.02%	1.16%
JNL/Goldman Sachs Core Plus Bond	0.68%	0.20%	0.00%	0.04%	0.92%
JNL/Goldman Sachs Emerging Markets Debt	0.87%	0.20%	0.01%	0.03%	1.11%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.73% G	0.01%	1.89%
JNL/Invesco Global Real Estate	0.86%	0.20%	0.00%	0.00%	1.06%
JNL/Invesco International Growth	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/Invesco Large Cap Growth	0.76%	0.20%	0.00%	0.01%	0.97%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.00%	0.01%	1.16%
JNL/Ivy Asset Strategy	1.04%	0.20%	0.01%	0.02%	1.27%
JNL/JPMorgan International Value	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/JPMorgan MidCap Growth	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/JPMorgan U.S. Government & Quality Bond	0.51%	0.20%	0.00%	0.01%	0.72%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.01%	0.01%	1.24%
JNL/Lazard Mid Cap Equity	0.81%	0.20%	0.01%	0.01%	1.03%
JNL/M&G Global Basics	1.00%	0.20%	0.02%	0.01%	1.23%
JNL/M&G Global Leaders	1.00%	0.20%	0.04%	0.00%	1.24%
JNL/Mellon Capital Management European 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.20%	0.01%	0.00%	0.78%
JNL/Mellon Capital Management S&P 500 Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.20%	0.01%	0.00%	0.60%
JNL/Mellon Capital Management Small Cap Index	0.38%	0.20%	0.02%	0.01%	0.61%
JNL/Mellon Capital Management International Index	0.43%	0.20%	0.04%	0.00%	0.67%
JNL/Mellon Capital Management Bond Index	0.37%	0.20%	0.00%	0.01%	0.58%
JNL/Mellon Capital Management Global Alpha	1.15%	0.20%	0.01%	0.01%	1.37%
JNL/Mellon Capital Management Index 5	0.05%	0.00%	0.00%	0.61% H	0.66%
JNL/Mellon Capital Management 10 x 10	0.05%	0.00%	0.00%	0.62% H	0.67%
JNL/Oppenheimer Global Growth	0.84%	0.20%	0.02%	0.00%	1.06%
JNL/PAM Asia ex-Japan	1.05%	0.20%	0.06%	0.00%	1.31%
JNL/PAM China-India	1.10%	0.20%	0.03%	0.01%	1.34%
JNL/PIMCO Real Return	0.59%	0.20%	0.03%	0.00%	0.82%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.01%	0.00%	0.81%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.01%	0.00%	0.86%
JNL/Red Rocks Listed Private Equity	0.98%	0.20%	0.00%	1.27%	2.45%
JNL/T. Rowe Price Established Growth	0.68%	0.20%	0.00%	0.00%	0.88%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.20%	0.00%	0.00%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.52%	0.20%	0.00%	0.05%	0.77%
JNL/T. Rowe Price Value	0.74%	0.20%	0.00%	0.00%	0.94%
JNL/WMC Balanced	0.55%	0.20%	0.01%	0.02%	0.78%
JNL/WMC Value	0.59%	0.20%	0.01%	0.00%	0.80%
JNL/S&P Managed Conservative	0.16%	0.00%	0.01%	0.83% H	1.00%
JNL/S&P Managed Moderate	0.15%	0.00%	0.00%	0.87% H	1.02%
JNL/S&P Managed Moderate Growth	0.14%	0.00%	0.01%	0.91% H	1.06%
JNL/S&P Managed Growth	0.14%	0.00%	0.01%	0.94% H	1.09%
JNL/S&P Managed Aggressive Growth	0.17%	0.00%	0.00%	0.94% H	1.11%
JNL/S&P Disciplined Moderate	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Moderate Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Disciplined Growth	0.18%	0.00%	0.00%	0.63% H	0.81%
JNL/S&P Competitive Advantage	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Dividend Income & Growth	0.50%	0.20%	0.00%	0.00%	0.70%
JNL/S&P Intrinsic Value	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P Total Yield	0.50%	0.20%	0.01%	0.00%	0.71%
JNL/S&P 4	0.05%	0.00%	0.00%	0.71% H	0.76%
JNL/Mellon Capital Management Dow SM 10	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management S&P ® 10	0.45%	0.20%	0.02%	0.00%	0.67%
JNL/Mellon Capital Management Global 15	0.49%	0.20%	0.01%	0.00%	0.70%
JNL/Mellon Capital Management Nasdaq ® 25	0.46%	0.20%	0.04%	0.00%	0.70%
JNL/Mellon Capital Management Value Line ® 30	0.44%	0.20%	0.10%	0.00%	0.74%
JNL/Mellon Capital Management Dow SM Dividend	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management S&P ® 24	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management 25	0.44%	0.20%	0.01%	0.00%	0.65%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital Management JNL 5	0.42%	0.20%	0.02%	0.00%	0.64%
JNL/Mellon Capital Management VIP	0.45%	0.20%	0.03%	0.00%	0.68%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.20%	0.04%	0.00%	0.68%
JNL/Mellon Capital Management S&P ® SMid 60	0.45%	0.20%	0.01%	0.00%	0.66%
JNL/Mellon Capital Management NYSE ® International 25	0.53%	0.20%	0.04%	0.00%	0.77%
JNL/Mellon Capital Management Communications Sector	0.49%	0.20%	0.03%	0.00%	0.72%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.20%	0.02%	0.00%	0.71%
JNL/Mellon Capital Management Financial Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Healthcare Sector	0.46%	0.20%	0.03%	0.00%	0.69%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.20%	0.03%	0.00%	0.67%
JNL/Mellon Capital Management Technology Sector	0.45%	0.20%	0.03%	0.00%	0.68%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.

The JNL/American Funds ® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/BlackRock Commodity Securities Fund, JNL/BlackRock Global Allocation Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund,  JNL/Goldman Sachs U.S. Equity Flex Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/PPM America Floating Rate Income Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE ® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, pay an administrative fee of 0.15%.

The JNL/ Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management NYSE ® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds, except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

All other Funds pay an administrative fee of 0.10%.

The Management and Admin Fee and the Total Annual Fund Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies,” including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.42%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.44%.

JNL/American Funds Global Bond Fund: Management Fee: 0.54%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.53%.

JNL/American Funds New World Fund: Management Fee: 0.74%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.80%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund through May 1, 2012 to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.

G
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2010, the total cost of short sales transactions to the JNL/Goldman Sachs U.S. Equity Flex Fund was 0.72%.

H
Amounts are based on the allocations to underlying funds during the period ended December 31, 2010.  Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than the amounts presented.

I
Fees and expenses at the Master Fund level for Class I shares of the Fund are as follows:  Management Fee: 0.35%; Other Expenses: 0.13%; Acquired Fund Fees and Expenses:  0.02%; Total Annual Portfolio Operating Expenses: 0.50%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes the maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,742	$2,844	$3,417	$6,339

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$1,742	$2,844	$3,417	$6,339

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$742	$2,169	$3,417	$6,339

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a Contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90.

Your Contract Value may be allocated to:

•	our Guaranteed Fixed Account, as may be made available by us, or as may be otherwise limited by us, or

•	our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB were elected), as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  An assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract value allocated to a Guaranteed Fixed Account option and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Guaranteed Fixed Account options and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Guaranteed Fixed Account options and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Guaranteed Fixed Account options and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE GUARANTEED FIXED ACCOUNT

Each available Guaranteed Fixed Account offers a minimum interest rate that we guarantee for a specified period (for example, one and three years).  We guarantee principal and interest of any Contract Values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration.  The value of a Guaranteed Fixed Account may be reduced by an “Excess Interest Adjustment” and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Account, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due.  Your Contract contains a more complete description of the Guaranteed Fixed Account, as supplemented by our administrative requirements relating to transfers.

The DCA+ Fixed Account options, if available, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account.  DCA+ Fixed Account is only available for new premiums.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option.  If you elected to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Guaranteed Fixed Account options and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 29 .  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 29 .

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Allocation Options at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management 10 x 10
JNL/Mellon Capital Management Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth

Important information regarding the Investment Division investing in the JNL/BlackRock Global Allocation Fund (the “JNL/BlackRock Global Allocation Investment Division”):   Beginning February 22, 2011, the JNL/BlackRock Global Allocation Investment Division temporarily stopped accepting any additional allocations or transfers.  If you have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, that had an allocation to the JNL/Black Rock Global Allocation Investment Division, you were requested to choose a replacement Investment Division by April 22, 2011.  In the absence of new allocation instructions, your allocations were and will continue to be made to the JNL/WMC Money Market Investment Division ( formerly, JNL/Select Money Market Investment Division ).  You may reallocate the Contract value in the JNL/WMC Money Market Investment Division to any other Investment Division.  Current amounts allocated to the JNL/BlackRock Global Allocation Investment Division will remain invested unless we receive instruction from you.  You may continue to make transfers and withdrawals out of the JNL/BlackRock Global Allocation Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB.  However, if you transfer out of the JNL/BlackRock Global Allocation Investment Division you will not be able to transfer back in until after such time as it may be reopened.  We will notify you regarding the future availability of the JNL/BlackRock Global Allocation Investment Division.

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds ® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by NRSRO or determined to be of equivalent quality by the Master Fund’s investment adviser).  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management Company SM , investment adviser to the Master Fund )

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation over time.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/BlackRock Global Allocation Fund (“Feeder Fund”)   (Please Note:  The Investment Division that invests in the JNL/BlackRock Global Allocation Fund currently is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and BlackRock Advisors, LLC , investment adviser to the Master Fund)

Seeks high total investment return through exclusive investment in BlackRock Global Allocation Portfolio (the “Master Global Allocation Fund” or “Master Fund”), a series of BlackRock Series Fund, Inc. The Master Fund invests in a portfolio of equity, debt and money market securities and other short-term securities or instruments, of issuers located around the world . Generally, the Master Fund’s portfolio will invest in both equity and debt securities. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Master Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns. The Master Fund may also invest in corporate loans.

JNL/BlackRock Commodity Securities Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% of its total assets in each strategy. The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodities Strategy” will focus on investments in commodity securities.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 80%) and non-traditional asset classes (approximately 20%).

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 65%) and non-traditional asset classes (approximately 35%).

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 50%) and non-traditional asset classes (approximately 50%).

JNL Institutional Alt 65 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust and the JNL Variable Fund LLC. Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes (approximately 36%) and non-traditional asset classes (approximately 65%).

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000 ® .

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making allocations (approximately 33 1/3%) of its assets and cash flows among three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index.   The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion , with a portion or a significant amount in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing normally, at least 80% of its assets in securities of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least three countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.  '

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy). The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital Management JNL 5 Fund;
➢	10% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital Management International Index Fund; and
➢	10% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Management Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital Management International Index Fund; and
➢	20% in the JNL/Mellon Capital Management Bond Index Fund.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P Midcap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East  (“EAFE”) Index .  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation )

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region , under certain circumstances .

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India , under certain circumstances .

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.   Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing under normal circumstances at least 80% of its assets in floating rate loans and other investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  For purposes of satisfying the 80% requirement, the Fund may also invest in derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments mentioned above.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.   The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.   Stock holdings are expected to consist primarily of large-company issues, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.   Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally above $3 billion).

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Disciplined Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC.

Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC

JNL/Mellon Capital Management DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Management S&P® 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index.

JNL/Mellon Capital Management Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each “Stock Selection Date.”

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”) .  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by us.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges.  To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charges. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years.  Starting in the seventh Contract Year or upon annuitization, if earlier than the beginning of the seventh Contract Year, this charge will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide both basic and optional death benefits prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the Issue Date (the date your Contract was issued).  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.  If the initial premium equals $1,000,000 or more, we will waive the administration charge.  However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option.  We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	premiums that are no longer subject to a withdrawal charge (premiums in your annuity for at least three years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)

•
during each Contract Year 10% of premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amounts, or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

•	amounts withdrawn in a total withdrawal, or

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

Withdrawal Charge (as a percentage of premium payments):

Completed Years since Receipt of Premium	0	1	2	3+
Withdrawal Charge	8%	7%	6%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are:  the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge. If you select the Contract Enhancement, then for a period of three Contract Years, a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be imposed.  This charge will also be assessed against any amounts allocated to the Guaranteed Fixed Account and the GMWB Fixed Account, resulting in a credited interest rate of 0.65% less than the annual credited interest rate that would apply to the Guaranteed Fixed Account or the GMWB Fixed Account if the Contract Enhancement had not been elected (and assuming no withdrawals).

Contract Enhancement Recapture Charge. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments.  Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period.  The amounts of these charges are as follows:

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payment withdrawn if an optional Contract Enhancement is selected)

Completed Years Since Receipt of Premium	0	1	2	3+
Recapture Charge	2%	1.5%	0.75%	0%

We do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•
if permitted by your state, withdrawals of up to $250,000 from the Separate Account, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account  if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Income Benefit (“FutureGuard”) Charge. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base (0.40% annually).  This charge is deducted from the Contract Value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction.  The first GMIB charge will be deducted on a pro rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date.  The actual deduction of the charge will be reflected in your quarterly statement.  The GMIB Benefit Base is explained beginning on page 29 below.  You should be aware that the GMIB charge will be deducted even if you never use the benefit and it only applies to certain optional income payments.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 29 .  The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.50% ÷ 4	0.51% ÷ 12

You pay the applicable annual percentage of the GWB each calendar quarter.  In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but based on the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB is added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB is added before February 23, 2005, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge (“SafeGuard Max”). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually).  In Washington State, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month.  In Washington State, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually).  In Washington State, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually).  In Washington State, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before March 31, 2008, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after March 31, 2008, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually).  In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 49	1.00% ÷ 4	1.02% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
50 – 54	1.15% ÷ 4	1.17% ÷ 12	0.70% ÷ 4	0.72% ÷ 12
55 – 59	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
60 – 64	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
65 – 69	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
70 – 74	0.90% ÷ 4	0.90% ÷ 12	0.55% ÷ 4	0.57% ÷ 12
75 – 80	0.65% ÷ 4	0.66% ÷ 12	0.40% ÷ 4	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  In Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-85	1.70% ÷ 4	1.71% ÷ 12	1.15% ÷ 4	1.17% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE OCTOBER 10, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45-80	1.50% ÷ 4	1.50% ÷ 12	0.95% ÷ 4	0.96% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE OCTOBER 10, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85% ÷ 4	1.86% ÷ 12	1.25% ÷ 4	1.26% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account.  In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.85% ÷ 4	0.87% ÷ 12
For endorsements purchased before September 28, 2009	1.20% ÷ 4	1.20% ÷ 12	0.65% ÷ 4	0.66% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”)” beginning on page 29 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85% ÷ 4	1.86% ÷ 12	1.05% ÷ 4	1.05% ÷ 12
For endorsements purchased before September 28, 2009	1.50% ÷ 4	1.50% ÷ 12	0.80% ÷ 4	0.81% ÷ 12
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account.  In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and upon automatic Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 29 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit.  However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

If you select the 5% Compounded Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

We stop deducting these charges on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

•
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

•
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.  For more information, please see the “Fund Operating Expenses” table beginning on page 10.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events , and business development and educational enhancement items , including payments to third party vendors for such items .  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith, Inc.
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc
Raymond James
RBC Capital Markets Corp.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.   Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.   In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$10,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•	You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  There is a $100 minimum balance requirement for each Investment Division and Guaranteed Fixed Account.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.  We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Account and GMWB Fixed Account.

Maximum Premiums:

•	The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.

Please note that on and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which a GMIB endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Maryland.

Allocations of Premium. You may allocate your premiums to one or more of the Allocation Options.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional premiums you pay in the same way unless you instruct us otherwise.  These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Value among more than 18 Allocation Options at any one time.  Additionally, you may not choose to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 29 .  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 29 .

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancement.  If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2% of your payment.  There is a charge, described above, that is assessed against the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account for the Contract Enhancement.  We will also impose a Contract Enhancement recapture charge during the first three Contract Years if you:

•	make withdrawals in excess of the free withdrawals permitted by your Contract,

•	elect to receive payment under an income option, or

•	return your Contract during the Free Look period.

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with your Contract's free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code.  For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums.  (See Example 2 in Appendix B for an illustration.)  Partial Withdrawals will remove money from the Contract from the Premiums to which no or the lowest total withdrawal and Recapture Charge apply, based on the completed years (12 months) since the receipt of the premium.  If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount.  We expect to make a profit on the charge for the Contract Enhancement.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.
Your Contract Value will reflect any gains or losses attributable to the Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account.  In addition, for the Guaranteed Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three Contract Years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract Years.  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you make withdrawals in the first three years after a first year premium payment.  We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two and three, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the third Contract Year.

Accordingly, the increased Contract Value resulting from the Contract Enhancement is reduced during the first three Contract Years by the operation of the Contract Enhancement charge.  If you make premium payments only in the first Contract Year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than three full years.

In the first three Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the additional free withdrawal provision;

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	if permitted by your state, withdrawals under our:

o	Terminal Illness Benefit;
o	Specified Conditions Benefit; or
o	Extended Care Benefit. (See page 29 below.)

Capital Protection Program. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1 or 3 years, your total original premium paid.  You may allocate the rest of your premium to any Investment Division(s).  If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.  This program is available only if Guaranteed Fixed Account options are available.  You should consult your Jackson representative with respect to the current availability of Guaranteed Fixed Account options, their limitations, and the availability of the Capital Protection Program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premiums to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day.  The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.  Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment.  There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.  Frequent transfers may also dilute the value of shares of an underlying Fund.  Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When.  When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction.  You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Services Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owner, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement; and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 29 .

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal.  After your withdrawal, at least $100 must remain in each Guaranteed Fixed Account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 29 .

Waiver of Withdrawal and Recapture Charges for Certain Emergencies.  We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Guaranteed Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

•
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

•
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

o	Heart attack

o	Stroke

o	Coronary artery surgery

o	Life threatening cancer

o	Renal failure or

o	Alzheimer's disease; and

•
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account, the Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsection beginning on page 29 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB has a higher charge than the For Life GMWB without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 29 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description of the GMWB is supplemented by some examples in Appendix D that may assist you in understanding how the GMWB calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA) which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Withdrawals greater than the GAWA impact the GAWA differently, depending on when you elected the GMWB, because the calculation is different.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5 and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

•	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

•	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

•	the GAWA prior to the partial withdrawal; or

•	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal, or

•	the GWB after the partial withdrawal,

- or -

For Contracts to which this endorsement is added on and after May 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For Contracts to which is endorsement is added before May 2, 2005, 7% of the greater of:

1.	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

2.	the GWB after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the RMD under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011  RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD requirements.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	7% of the new GWB; Or	•
	The GAWA before the Step-Up.	•

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

•	For Contracts to which the 7% GMWB was added before January 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the lesser of:
withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.
Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.
If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the	●	The GWB before the withdrawal less the withdrawal; Or
greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also potentially impacted.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
of the GAWA or RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawal in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less than or equal	●	The GWB before the withdrawal less the withdrawal; Or
to the greater of the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.
Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the lesser of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or	●	Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
RMD, as applicable –	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Endorsement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 29 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

    • The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD,	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●

With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

The GWB is recalculated, increasing by 7% of the Bonus Base.
If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in thecurrent Contract Year, is less than or	●	The GWB before the withdrawal less the withdrawal; Or
equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD,	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 29 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
When this GMWB is added to the Contract, the Bonus Base equals the GWB.
  With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

The GWB is recalculated, increasing by 7% of the Bonus Base.
If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)
The Bonus Period ends on the earlier of:

The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
The tenth Contract Anniversary after the effective date of the endorsement;
The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 10, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.
Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.   The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable .   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 17.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,
Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 10, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.
This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the	The GWB equals initial premium net of any applicable premium taxes.
Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.   The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, is less	●	The GWB before the withdrawal less the withdrawal; Or
than or equal to the greater of the GAWA or RMD, as	●	Zero.
applicable –	The GAWA is unchanged.

The GAWA is  not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable .   The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable	●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	T he GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
•

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 17.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.
Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.    If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Lif
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.
Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 29 of this supplement regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .
Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
When this GMWB is added to the Contract, the Bonus Base equals the GWB.
  With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The GWB is recalculated, increasing by 6% of the Bonus Base.
If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

The GWB is recalculated, increasing by 6% of the Bonus Base.
If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to	The GWB equals initial premium net of any applicable premium taxes.
the Contract on the Issue Date –

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year.   The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to :

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

•   For GMWBs issued before September 28, 2009, t he GWB after the withdrawal , if less .

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 201 3 ) to take his third RMD (the 201 3 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)   If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB adjustment.  Since the GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract	The quarterly adjusted Contract Value is equal to the greater of:
Year, is less than or equal to the greater	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract	The GMWB death benefit is equal to the greater of:
Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustment provision is void.
	○	The Bonus provision is void.
	○	Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
When this GMWB is added to the Contract, the Bonus Base equals the GWB.
   With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. The Bonus Period ends on the earlier of:

The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
The date the Contract Value is zero.
     ○    The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.
When the bonus is applied:

The GWB is recalculated, increasing by 6% of the Bonus Base.
If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
Or
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added	The GWB equals initial premium net of any applicable premium taxes.
to the Contract on the Issue Date –

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
Anniversary –
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix D.)  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).   If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year.   The tables below clarify what happens in each instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix D supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior	The GWB is recalculated, equaling the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater of	●	The GWB before the withdrawal less the withdrawal; Or
the GAWA or RMD, as applicable –	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all	The GWB is recalculated, equaling the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to :

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

•   For GMWBs issued before September 28, 2009, t he GWB after the withdrawal , if less .

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 29 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2012 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2011 and 2012 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2011 and $8 in each of the two halves of calendar year 2012 , then at the time the withdrawal in the first half of calendar year 2012 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2012 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1941 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2011 RMD) until March 30, 2012 , he may still take the 2012 RMD before the next Contract Year begins, June 30, 2012 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2012 RMD) after June 30, 2012 , he should wait until the next Contract Year begins (that is after June 30, 2013 ) to take his third RMD (the 2013 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment" and the "GWB Adjustment".)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of this 200% GWB adjustment provision.)

400 % Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus 400% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix D for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB adjustment will be of no benefit.  Since the GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to both Covered Lives unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent premium payment on	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
the Contract –	If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the	The quarterly adjusted Contract Value is equal to the greater of:
current Contract Year, is less than or equal to the greater of the GAWA or	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The quarterly adjusted Contract Value is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior	The GMWB death benefit is equal to the greater of:
withdrawals in the current Contract Year, is less than or equal to the greater	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
of the GAWA or RMD, as applicable –	●	Zero.

When a withdrawal, plus all	The GMWB death benefit is equal to the greater of:
prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	●

The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon Step-Up, the application of any bonus, or the application of the GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix E.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix E for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits).  In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix D.  Please also see the Transfer of Assets Methodology in Appendix E, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the	The GWB is recalculated, equaling the greater of:
Contract Value is zero –	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, t he GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●

Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.
If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix E) will continue to be based on the youngest Covered Life's  attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

	○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the Continuation Adjustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 29 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 29 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
When this GMWB is added to the Contract, the Bonus Base equals the GWB.
  With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
With any Step-Up (if the GWB increases upon Step-Up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or
The date the Contract Value is zero.
     ○        The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expires and then re-start at a later date if the Bonus Base increase due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
The GWB is recalculated, increasing by 7% of the Bonus Base.
If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account.  A specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Account and GMWB Fixed Account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the required minimum distribution for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial  payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  An income option may be elected or changed up to seven days prior to the Income Date.  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - We may make other income options available.

Guaranteed Minimum Income Benefit (“FutureGuard”).

PLEASE NOTE:   EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT .

Additionally, o n and after May 16, 2009, we will no longer accept subsequent premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent premium limitation does not apply to contracts issued in Maryland.

The optional Guaranteed Minimum Income Benefit (“GMIB”) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  This benefit is only available if:

•	you elect it prior to your Contract's Issue Date;

•	the Annuitant is not older than age 75 on the Issue Date; and

•
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary, but in no event later than the 30 calendar day period following the Contract anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

•	the Income Date (if prior to the effective date of the GMIB);

•	the 31st calendar day following the Contract anniversary immediately after the Annuitant's 85th birthday;

•	the date you make a total withdrawal from the Contract;

•	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

•	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement.  The only types of income payments available under the GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract Owner must exercise this option prior to the Income Date.  The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits.  If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base is the greater of (a) or (b), where (a) is:

•	all premiums you have paid (net of any applicable premium taxes); plus

•	any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

•	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals); minus

•	annual contract maintenance charges, transfer charges and any applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and minus

•	any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised;

and (b) is:

•	the greatest Contract Value on any Contract anniversary prior to the Annuitant's 81st birthday; minus

•	an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus

•	any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus

•	any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and minus

•	any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract.  Adjustments for withdrawals (including related charges and Excess Interest Adjustments) will reduce the GMIB Benefit Base in the same proportion that Contract Value was reduced on the date of that withdrawal.  When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

•	200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

•	any withdrawals (including related charges and Excess Interest Adjustments); minus

•	annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement; and minus

•	taxes incurred since that Contract was issued.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to contracts issued to entities/Owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted.  Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may NOT elect both the GMIB and a GMWB.

DEATH BENEFIT

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  The death benefit paid will be the basic Contract death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the Beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB.  See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

(a)	your Contract Value on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
total “Net Premium” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and  taxes we have paid (these charges are collected from Contract Value)), compounded at 2%.

The amounts in (b) are limited to 250% of Net Premiums paid under the Contract.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the Contract Value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name.  The Special Spousal Continuation option is one way to continue your Contract.  See “Special Spousal Continuation Option” below.

As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date.  If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law.  The Preselected Death Benefit Option may not be available in all states.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 – 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.
For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value exceeds the remaining premiums (premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” below).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “Continuation Adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

o	is age 76 or older at the Continuation Date or
o	elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of 0.30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it.  The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits.  You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

I.      5% Compounded Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)
Total “Net Premiums” (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from Contract Value), compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

II.      Maximum Anniversary Value Death Benefit changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 2%; or

(c)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

Amounts in (b) are limited to 250% of Net Premiums paid under your Contract.

III.           Combination Death Benefit, changes your basic death benefit to the greatest of:

(a)	Your “Contract Value” on the date we receive proof of death and completed claim forms from your Beneficiary; or

(b)	Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(c)
Your Contract Value at the end of your seventh Contract Year, plus Net Premiums you paid after the seventh Contract Year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

(d)
Your greatest Contract Value on any Contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

For purposes of calculating I. (b), (c), II.  (b), (c) and III.  (b), (c) and (d), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items I. (b), (c), II.  (b), (c) and III.  (b), (c) and (d) above in the same proportion that the Contract Value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued.  The closer you are to age 81 when your Contract is issued, the less advantageous it would be for you to select these options.  The optional death benefits may not be available in all states.

If an optional death benefit is selected, the use of multiple contracts by related entities/Owners to avoid the 250% premium limit will not permitted. Selection of these optional benefits is subject to our administrative rules designed to assure their appropriate use.  We may update these rules as necessary.

Each of the three optional death benefits is designed to increase your death benefit from that provided by the base death benefit only if the investment performance and credited rates of the allocation options to which you have allocated your Contract Values has not been sufficient to make your Contract Value the applicable death benefit.  Normally, each of the three optional death benefits would be greater than your Contract's base death benefit if your Contract Value is not greater than net payments.  If you make substantial withdrawals, however, it is possible in some circumstances for your Contract's base death benefit to be greater than any of the optional death benefits, even if your Contract Value is not greater than your net payments.

Special Spousal Continuation Option.  If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and Optional Death Benefit, if any) exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  However, the spouse may continue the Contract at Contract Value without exercising the Special Spousal Continuation Option.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death.  The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see “Guaranteed Minimum Income Benefit” beginning on page 29 .  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY.”  The Contract, and its optional benefits, remains the same, except as described above.  Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation.  Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated Beneficiary” is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated Beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated Beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts.  The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.
Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract Owner and Jackson regarding the availability of a particular investment option and other than the contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 100 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution;

(c)	a hardship withdrawal; or

(d)	the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Guaranteed Fixed Account options is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Account options (if currently available) from the one-year Guaranteed Fixed Account or any of the Investment Divisions.  If the Guaranteed Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions.  In the case of transfers from the Guaranteed Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.  Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Account options.  The DCA+ Fixed Account is credited with an enhanced interest rate.  If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Account options chosen over the DCA+ term selected.  You should consult your Jackson representative with respect to the current availability of the Guaranteed Fixed Account options and the availability of DCA+.

Earnings Sweep.  You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the JNL/WMC Money Market Fund ).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return:

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the premiums, minus

•	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract (subject to state variations) .  We will return premium payments where required by law.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions.   We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson is a defendant in a number of civil proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  The litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products , or were assigned interests in those products, from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2010 , for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us;

•	Information we receive from a consumer reporting agency;

•	Information we obtain from others in the process of verifying information you provide us; and

•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

The “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ” “Dow Jones Select Dividend Index SM ,” “The Dow SM ” and “the Dow 10 SM ” are products of Dow Jones Indexes, the marketing name of and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use.   “Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME  and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).    The JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow SM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund (“Funds”) are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates.  Dow Jones, CME and their respective affiliates make no representation or warranty, expressed or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.  The only relationship of Dow Jones, CME or any of their respective affiliates to the Funds is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the “Dow Jones ® ”, “Dow Jones Industrial Average SM ”, “DJIA SM ” “Dow Jones Select Dividend Index SM ,” “The Dow SM ” and “the Dow 10 SM ”, which is determined, composed and calculated by CME without regard to Jackson or the Funds .  Dow Jones and CME have no obligation to take the needs of Jackson or the owners of the Funds into consideration in determining, composing or calculating the Funds .  Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.  Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds .

Dow Jones, CME and their respective affiliates do not:
●	Sponsor, endorse, sell or promote the Funds.
●	Recommend that any person invest in the Funds.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.
●	Have any responsibility or liability for the administration, management or marketing of the Funds.
●	Consider the needs of the Funds.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the Funds. Specifically,
●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
	●	The results to be obtained by the Funds or any other person in connection with the use of the DJIA and the data included in the DJIA;
	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the Funds and not for any other third parties.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM” OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY JACKSON, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM”  OR ANY DATA INCLUDED THEREIN.  DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE “DOW JONES ® ”, “DOW JONES INDUSTRIAL AVERAGESM”, “DJIASM” “DOW JONES SELECT DIVIDEND INDEXSM,” “THE DOWSM” and “THE DOW 10SM” OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND JACKSON, OTHER THAN THE LICENSORS OF CME.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“ STANDARD & POOR’S ®,” “S&P®,” “S&P 500®,” “ STANDARD & POOR’S 500®,” “S&P 500 ® Index,” “S&P MIDCAP 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or seeks to provide an investment return based on the returns of any Standard & Poor’s Index  are not sponsored, endorsed, sold or promoted by S&P and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund s or any member of the public regarding the advisability of investing in the Funds or other such fund or vehicle .  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGES

Example 1
100,000.00	: Premium
7.00%	: Withdrawal Charge Year 2
2.00%	: Contract Enhancement
1.50%	: Recapture Charge Year 2
5.50%	: Net Return

At end of Year 2
113,528.55	: Contract Value at end of year 2
100,000.00	: Net Withdrawal requested

13,528.55	: Earnings
94,504.32	: Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
108,032.87	: Total Gross Withdrawal

108,032.87	: Total Gross Withdrawal
-6,615.30	: Withdrawal Charge
-1,417.57	: Recapture Charge
100,000.00	: Total Net Withdrawal

Example 2
10/1/05
100,000.00	: Premium
6.00%	: Withdrawal Charge Contribution Year 3
.75%	: Recapture Charge Contribution Year 3
12/1/05
100,000.00	: Premium
7.00%	: Withdrawal Charge Contribution Year 2
1.50%	: Recapture Charge Contribution Year 2

2.00%	: Contract Enhancement
0.00%	: Net Return

11/1/07
204,000.00	: Contract Value
150,000.00	: Net Withdrawal Requested

4,000.00	: Earnings
16,000.00	: Additional Free withdrawal amount
100,000.00	: Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
40,163.94	: Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
160,163.94	: Total Gross Withdrawal

160,163.94	: Total Gross Withdrawal
-6,000.00	: Withdrawal Charge from Premium 1
-750.00	: Recapture Charge from Premium 1
-2,811.48	: Withdrawal Charge from Premium 2
-602.46	: Recapture Charge from Premium 2
150,000.00	: Total Net Withdrawal

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 20 10 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	CFD Investments, Inc.	G.A. Repple & Company	Kenai Investments Inc.
Allen & Company	Coastal Equities	G.W. Sherwood Associates, Inc.	Key Investments
American Equity Investment Crp	Commonwealth Financial Network	Geneos Wealth Management, Inc.	KMS Financial Services Inc.
American Funds	Community Bankers Securities	Genworth Financial Securities	Koehler Financial, LLC
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	Girard Securities, Inc.	Kovack Securities, Inc.
American Investors Company	Coordinated Capital Securities	Great American Advisors, Inc.	Labrunerie Financial, Inc.
American Portfolios Financial Services, Inc.	Cornerstone Wealth Advisor Inc.	GWN Securities, Inc.	Lasalle St Securities LLC
Ameriprise Advisor Services	Crowell, Weedon & Company	H. Beck, Inc.	Legend Equities Corp.
Ameritas Investment Corp.	Crown Capital Securities L.P.	H.D. Vest Investment Securities	Leonard & Company
Arvest Asset Management	Cuna Brokerage Services	Hantz Financial Services, Inc.	Liberty Partners Financial
Askar Corp	CUSO Financial Services	Harbor Financial Services	Lincoln Financial Advisors
Aurora Capital LLC	D.A. Davidson & Co.	Harbour Investment, Inc.	Lincoln Financial Securities
Ausdal Financial Partners Inc.	D H Hill Securities LLP	Harger & Company	Lincoln Investment Planning
AXA Advisors LLC	Davenport & Company, LLC	Harris Investors Services	Lowell & Company Inc.
BancWest Investment Services Inc.	David A. Noyes & Company	Harvest Capital LLC	LPL Financial Corporation
BB&T Investment Services Inc.	Delta Equity Services	Hazard & Siegel, Inc.	M & T Securities
BCG Securities	Dewaay Financial Network, LLC	HBW Securities	M&I Financial Advisors, Inc.
Beneficial Investment Services	Eagle One Investments, LLC	Hilliard Lyons	M. Griffith, Inc.
Benjamin F. Edwards & Co. Inc.	Equable Securities Corp	Hornor Townsend & Kent, Inc.	Madison Avenue Securities
Berthel Fisher & Company Financial Services	Equitas America	HSBC Securities	Main Street Securities
Bestvest Investments LTD	Equity Services, Inc.	Huntington Investment Company	Merrill Lynch, Pierce, Fenner
BFT Financial Group	Essex National Securities, Inc.	IBN Financial Services	& Smith, Inc.
BOSC, Inc.	Fifth Third Securities	IMS Securities	Metlife Securities
Brewer Financial Services	Financial Advisers of America	Independence Capital Company	Michigan Securities Inc.
Bristol Financial Services Inc.	Financial Network Investment	Independent Financial Group	Mid Atlantic Securities Inc.
Broker Dealer Financial	Financial Telesis Inc.	Infinex Investments Inc.	MidAmerica Financial Services
BrokersXpress, LLC	Financial West Investment Group	ING Financial Advisers	Milkie/Ferguson Investments
Brookstone Securities	Fintegra Financial Solutions	ING Financial Partners Inc.	MML Investors Services Inc.
Cadaret, Grant & Company	First Allied Securities, Inc.	Institutional Securities Corp.	Moloney Securities Co., Inc.
Cambridge Investment Research	First Citizens Investor Services	InterCarolina Financial Services	Money Concepts Capital Corp.
Cantella & Co, Inc.	First Citizens Securities Corp.	Invest Financial Corporation	Money Management Advisory, Inc.
Cape Securities Inc.	First Financial Equity	Investacorp, Inc.	Morgan Keegan & Company
Capital Financial Services	First Heartland Capital, Inc.	Investment Centers of America, Inc.	Multi-Financial Securities Corp.
Capital Financial Solutions	First Independent Financial	Investment Professionals, Inc.	Mutual of Omaha Investor Services, Inc.
Capital Growth Resources	First Liberties Financial	Investors Capital Corp.	Mutual Trust Company
Capital Guardian LLC	First Merit Financial Services	Investors Security Co Inc.	National Planning Corporation
Capital Investment Group	Foothill Securities, Inc.	J P Turner & Company, LLC	Navy Federal Brokerage Services
Capitol Securities Management	Foresters Equity Services Inc.	J W Cole Financial Inc.	Neidiger Tucker Bruner, Inc.
Capwest Securities, Inc.	Fortune Financial Services	Janney Montgomery Scott LLC	Newbridge Securities Corporation
Centaurus Financial, Inc.	Founders Financial Securities	J.J.B. Hilliard, W.L. Lyons, Inc.	Newport Coast Securities, Inc.
Center Street Securities	FSC Securities Corporation	JRL Capital Corporation	NEXT Financial Group, Inc.
NFP Securities, Inc.	RBC Capital Markets Corp.	St. Bernard Financial Services	United Planners
Northeast Securities, Inc.	Regal Securities Inc.	Sterne Agee Financial Services	USA Financial Securities Corp.
Northridge Securities Corp.	Resource Horizons Group	Stifel Nicolaus & Company	UVEST
NPB Financial Group	Ridgeway & Conger Inc.	Stonehurst Securities, Inc.	Valic Financial Advisors, Inc.
NRP Financial, Inc.	Robert W Baird & Company, Inc.	Strategic Financial Alliance	Valley National Investments
OneAmerica Securities	Rogan & Associates, Inc.	Summit Brokerage Services, Inc.	Valmark Securities, Inc.
Oppenheimer & Co., Inc.	Royal Alliance Associates, Inc.	Summit Equities Inc.	Vanderbilt Securities LLC
Pacific West	Royal Securities	Sunset Financial Services, Inc.	VSR Financial Services, Inc.
Packerland Brokerage Services	Sagepoint Financial, Inc.	SWBC Investment Services, LLC	Wall Street Financial Inc.
Park Avenue Securities	Sammons Securities Company, LLC	Symetra Investment Services	Walnut Street Securities
Paulson Investment Company	Sanders Morris Harris, Inc.	Synergy Investment Group	Waterford Investor Services
People’s Securities, Inc.	Securian Financial Services	The Investment Center, Inc.	Wayne Hummer Investments
Planmember Securities	Securities America, Inc.	The Leaders Group, Inc.	Wedbush Morgan Securities
Presidential Brokerage, Inc.	Securities Service Network	The O.N. Equity Sales Company	Wells Fargo Advisors LLC
Prime Capital Services Inc.	Sigma Financial Corporation	Thrivent Investment Management	Western Equity Group
Primevest Financial Services, Inc.	Signator Investors, Inc.	Tower Square Securities, Inc.	Westminster Financial
Pro Equities, Inc.	SII Investments, Inc.	Transamerica Financial Advisors, Inc.	WFG Investments, Inc.
Professional Asset Management	Silver Oak Securities	Triad Advisors, Inc.	Williams Financial Group
Prospera Financial Services, Inc.	SMH Capital, Inc.	Triune Capital Advisors	Woodbury Financial Services, Inc.
Purshe Kaplan Sterling	Sorrento Pacific Financial, LLC	Trustmont Financial Group	Workman Securities
QA3 Financial Corporation	Southeast Investments	U.S. Bancorp Investments, Inc.	World Equity Group, Inc.
Quest Securities	Southwest Securities Financial Services	UBS Financial Services, Inc.	World Group Securities Inc.
Questar Capital Corp	Spectrum Capital	UnionBanc Investment Services LLC	WRP Investments Inc.
Raymond James	Spire Securities, LLC	United Equity Securities	Wunderlich Securities

APPENDIX D

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
▪	Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
▪
Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).
▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.
♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage, and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: Upon step-up, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.
▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.
▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.
▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.  If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the 200% Guaranteed Withdrawal Balance Adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪	Example 11a: If on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪	Example 11b: If on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.

Example 12: On each Contract Monthly Anniversary, funds are transferred to or from the GMWB Fixed Account via the formulas defined in the Transfer of Assets Methodology in Appendix E.  The annuity factors referenced in this example are also found in Appendix E.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

APPENDIX E

LIFEGUARD SELECT GMWB

AND LIFEGUARD SELECT WITH JOINT OPTION GMWB

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

LifeGuard Select
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04
* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary.  All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

LifeGuard Select with Joint Option
Transfer of Assets Provision
Annuity Factors
Age*	Contract Monthly Anniversary
1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76
107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary.  A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

APPENDIX F

ACCUMULATION UNIT VALUES

The tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11, 2010 Supplement to the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division582

Accumulation unit value:
Beginning of period	$12.59	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.03	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,257	6,549	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division600

Accumulation unit value:
Beginning of period	$13.10	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.76	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	9,559	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division576

Accumulation unit value:
Beginning of period	$13.43	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.20	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,227	3,179	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division580

Accumulation unit value:
Beginning of period	$13.82	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.78	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,880	3,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division606

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,858	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division609
Accumulation unit value:
Beginning of period	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division606

Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,172	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.74	$6.59	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$9.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,588	31,811	13,925	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division612

Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,338	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.94	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,541	19,497	21,921	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$23.80	$17.47	$30.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.21	$23.80	$17.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,529	8,720	853	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$23.15	$17.42	$29.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.71	$23.15	$17.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,683	4,298	3,428	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$15.17	$11.50	$18.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.73	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,007	4,789	3,155	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$20.92	$15.67	$25.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.97	$20.92	$15.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,216	18,629	8,209	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$8.03	$6.26	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.74	$8.03	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,761	32,230	33,766	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.49	$5.81	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$7.49	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	377	29	2,521	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.90	$7.56	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.99	$9.90	$7.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,359	23,816	187	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	213	213	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.56	$6.05	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.30	$7.56	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,423	6,222	7,100	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.18	$7.73	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.72	$10.18	$7.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,558	5,995	1,424	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$21.46	$19.07	$20.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.76	$21.46	$19.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,244	18,251	9,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division552
Accumulation unit value:
Beginning of period	$11.69	$9.65	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.37	$11.69	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,335	4,108	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.74	$8.21	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	$10.74	$8.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,785	7,652	3,995	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.09	$6.57	$10.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.66	$8.09	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,364	10,146	6,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.80	$8.27	$12.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$10.80	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,055	10,297	6,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$15.04	$11.14	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	$15.04	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,301	10,485	5,529	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.77	$8.79	$14.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$10.77	$8.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,546	17,473	6,001	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$12.44	$9.36	$15.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.48	$12.44	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,832	6,805	3,973	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division586

Accumulation unit value:
Beginning of period	$10.37	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.22	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,584	2,044	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$12.28	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,668	17,570	7,874	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$19.84	$14.08	$25.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.55	$19.84	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,066	6,686	2,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.91	$17.53	$16.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.95	$17.91	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,748	18,122	34,929	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.78	$6.96	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.16	$11.78	$6.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,317	37,202	4,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$16.54	$12.02	$19.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.06	$16.54	$12.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,481	22,748	13,070	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.16	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.75	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	745	2,184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$7.58	$6.17	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.70	$7.58	$6.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,595	19,492	26	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.68	$7.75	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.15	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,843	82,069	51,491	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.72	$12.20	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.27	$12.72	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89,871	105,631	16,622	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.60	$3.72	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.56	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,548	11,999	247	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$9.45	$7.20	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$9.45	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,735	1,996	3,464	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.90	$6.04	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.47	$6.90	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,720	132,594	76,878	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$6.20	$5.23	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.85	$6.20	$5.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,460	33,411	8,066	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.87	$5.88	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.69	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,529	2,743	1,383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$12.69	$9.82	$19.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$12.69	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,736	85,082	55,217	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,954	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$11.45	$9.61	$12.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$11.45	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,064	2,116	6,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.44	$6.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,510	3,773	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.64	$11.49	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.41	$14.64	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,690	42,474	15,488	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.65	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	98,730	80,494	54,811	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.66	$6.38	$11.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$8.66	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,888	15,972	2,346	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.76	$7.38	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$9.76	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,184	9,594	1,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.27	$6.16	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.33	$8.27	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	152	394	833	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$26.99	$22.80	$37.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.68	$26.99	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,045	7,597	3,167	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$8.43	$7.15	$14.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$8.43	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,773	79,743	51,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.40	$7.17	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$8.40	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	900	126	393	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.58	$9.98	$16.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	$13.58	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,852	46,695	18,684	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.66	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.90	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,985	121,901	38,589	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.69	$6.08	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	$9.69	$6.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	736	212	72	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.51	$11.13	$18.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	$11.51	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,683	48,033	27,717	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$12.16	$9.69	$14.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.14	$12.16	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,272	56,694	16,651	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.33	$3.92	$6.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.00	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,107	18,028	3,629	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.48	$9.27	$17.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$10.48	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,350	28,544	18,706	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.96	$8.16	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.33	$9.96	$8.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,700	4,945	6,485	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$12.27	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.96	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,657	27,442	21,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.05	$8.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$8.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,848	3,040	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division540

Accumulation unit value:
Beginning of period	$7.48	$4.16	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$7.48	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,248	12,690	5,164	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.99	$10.38	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.73	$11.99	$10.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	73,689	82,319	25,497	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$17.20	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.23	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	158,857	158,618	53,849	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$13.65	$9.47	$13.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$13.65	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,613	40,034	13,302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	275	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.25	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.38	$8.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	34	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.67	$11.00	$20.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.14	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,883	5,510	4,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division551

Accumulation unit value:
Beginning of period	$8.19	$5.92	$8.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$8.19	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,464	9,845	1,257	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division535

Accumulation unit value:
Beginning of period	$9.35	$6.69	$9.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$9.35	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,789	48,903	23,875	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.81	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,739	8,441	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.93	$7.63	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	$8.93	$7.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,976	6,600	705	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.68	$8.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.11	$8.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,831	6,201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.70	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.93	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,525	4,228	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.82	$9.93	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.80	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64,641	73,691	31,610	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$11.17	$9.98	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,996	8,416	13,650	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$13.21	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,675	159,316	96,865	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$11.40	$9.75	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$11.40	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,757	-	12,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$13.56	$11.15	$15.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,891	121,971	63,900	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.99	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,604	4,614	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$26.02	$22.06	$28.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.42	$26.02	$22.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,536	27,418	9,404	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$13.02	$13.19	$13.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	$13.02	$13.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106,105	147,691	215,337	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.81	$14.57	$21.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.96	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,489	31,313	4,144	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$26.00	$18.38	$32.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.92	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,605	23,043	11,438	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$38.57	$26.65	$44.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$48.61	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,218	14,128	4,899	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.37	$9.78	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$10.37	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,310	6,043	405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.86	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.69	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,587	27,206	28,183	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.20%
Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division131

Accumulation unit value:
Beginning of period	$9.72	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	$6.84	N/A
End of period	$11.57	$9.72	$6.56	$10.46	$11.12	$10.23	$10.88	$9.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,217	3,727	3,355	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division131

Accumulation unit value:
Beginning of period	$5.74	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	$6.80	N/A
End of period	$6.93	$5.74	$5.12	$9.79	$10.00	$7.97	$8.73	$8.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	5,027	4,351	3,486	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division131

Accumulation unit value:
Beginning of period	$10.56	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	$6.33	N/A
End of period	$11.73	$10.56	$8.32	$16.68	$15.50	$11.42	$10.70	$8.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,072	3,791	3,378	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division131

Accumulation unit value:
Beginning of period	$7.02	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	$6.83	N/A
End of period	$7.57	$7.02	$6.05	$12.41	$12.20	$12.03	$9.05	$8.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,140	4,355	3,740	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division131

Accumulation unit value:
Beginning of period	$9.58	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	$11.18	N/A
End of period	$10.69	$9.58	$9.43	$16.24	$18.72	$17.66	$16.74	$15.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,553	2,394	1,865	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division325

Accumulation unit value:
Beginning of period	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	$11.37	N/A	N/A
End of period	$12.09	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,352	1,354	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:
Annuity Service Center:	1 (800) 873-5654 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951
Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

       INDIVIDUAL AND GROUP DEFERRED
FIXED AND VARIABLE ANNUITY CONTRACTS
ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
      OF JACKSON NATIONAL LIFE INSURANCE COMPANY®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2011 .  The Prospectus may be obtained from Jackson National Life Insurance Company® (Jackson®) by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.  Not all Investment Divisions described in this SAI may be available for investment.

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company.  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties that uses an S&P Index as a benchmark or measure of performance, bears the S&P mark and /or seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 ® Index, the S&P MIDCAP 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MIDCAP 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPIAS, its affiliates, and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omissions, or interruptions therein, regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE.  In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs) in connection with any use of the information contained in this document even if advised of the possibility of such damages.
S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor. While S&P and SPIAS have obtained information from sources they believe to be reliable, neither S&P nor SPIAS performs an audit and neither undertakes any duty of due diligence or independent verification of any information it receives.
S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.
S&P may receive compensation for its ratings and certain credit-related analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees .

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was   $1,886,883 in 2008 $1,209,455 in 2009 and $1,271,385 in 2010 .  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised.  Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner’s withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division’s actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Fund’s yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Fund's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund’s portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund’s expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund’s Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner’s investment in the JNL/WMC Money Market Fund nor that Division’s investment in the JNL/WMC Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.  IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract.  For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient’s conduct of a trade or business in the United States and such payment is included in the recipient’s gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner’s right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 100 Investment Divisions and at least one Fixed Account option although a Contract owner can select no more than 18 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract.  Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status.  In 1998, in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange.  In response to the Conway decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24.  In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender.  In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service.  Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual’s gross income.  In addition, the amount included in the individual’s gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.
Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer’s gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder’s or employee’s spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee’s life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee’s age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson’s administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals.  Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual’s gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2011 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2011 , these levels are $ 107 ,000 in the case of single taxpayers, $ 169 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer’s IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  For rollovers in 2010, the income may be reported ratably in 2011 and 2012.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant’s includible compensation or the $16,500 elective deferral limitation in 2011 .  The limit is indexed for inflation in $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500.

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer’s general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 3% for option 4 or 4.5% for option 1-3.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% for option 4 or 4.5% for option 1-3.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next.  The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the October 11, 2010 Supplement to the May 1, 2010 Prospectus, for your information in reviewing Accumulation Unit information.

Effective May 1, 2011, the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Select Balanced Fund to JNL/WMC Balanced Fund;
JNL/Select Money Market Fund to JNL/WMC Money Market Fund; and
JNL/Select Value Fund to JNL/WMC Value Fund.

The Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is yet available:

Effective May 1, 2011

JNL/PPM America Floating Rate Income Fund

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.
Accumulation Unit Values
Base Contract - 1.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division582

Accumulation unit value:
Beginning of period	$12.59	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.03	$12.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,257	6,549	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division600

Accumulation unit value:
Beginning of period	$13.10	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.76	$13.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	9,559	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division576

Accumulation unit value:
Beginning of period	$13.43	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.20	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,227	3,179	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division580

Accumulation unit value:
Beginning of period	$13.82	$12.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.78	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,880	3,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division606

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,858	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division609
Accumulation unit value:
Beginning of period	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division606

Accumulation unit value:
Beginning of period	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,172	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.74	$6.59	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$9.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,588	31,811	13,925	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division612

Accumulation unit value:
Beginning of period	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,338	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.94	$9.06	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$10.94	$9.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,541	19,497	21,921	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$23.80	$17.47	$30.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.21	$23.80	$17.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,529	8,720	853	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$23.15	$17.42	$29.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.71	$23.15	$17.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,683	4,298	3,428	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$15.17	$11.50	$18.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.73	$15.17	$11.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,007	4,789	3,155	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$20.92	$15.67	$25.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.97	$20.92	$15.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,216	18,629	8,209	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$8.03	$6.26	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.74	$8.03	$6.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,761	32,230	33,766	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.49	$5.81	$9.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.90	$7.49	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	377	29	2,521	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.90	$7.56	$10.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.99	$9.90	$7.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,359	23,816	187	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.74	$6.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	213	213	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.56	$6.05	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.30	$7.56	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,423	6,222	7,100	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.18	$7.73	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.72	$10.18	$7.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,558	5,995	1,424	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$21.46	$19.07	$20.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.76	$21.46	$19.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,244	18,251	9,877	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging
Markets Debt Division552
Accumulation unit value:
Beginning of period	$11.69	$9.65	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.37	$11.69	$9.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,335	4,108	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.74	$8.21	$12.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	$10.74	$8.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,785	7,652	3,995	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.09	$6.57	$10.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.66	$8.09	$6.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,364	10,146	6,612	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.80	$8.27	$12.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$10.80	$8.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,055	10,297	6,059	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$15.04	$11.14	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	$15.04	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,301	10,485	5,529	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.77	$8.79	$14.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$10.77	$8.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,546	17,473	6,001	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$12.44	$9.36	$15.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.48	$12.44	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,832	6,805	3,973	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division586

Accumulation unit value:
Beginning of period	$10.37	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.22	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,584	2,044	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$12.28	$9.57	$17.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.02	$12.28	$9.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,668	17,570	7,874	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$19.84	$14.08	$25.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.55	$19.84	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,066	6,686	2,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.91	$17.53	$16.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.95	$17.91	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,748	18,122	34,929	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.78	$6.96	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.16	$11.78	$6.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,317	37,202	4,354	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$16.54	$12.02	$19.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.06	$16.54	$12.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,481	22,748	13,070	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.16	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.75	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	745	2,184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$7.58	$6.17	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.70	$7.58	$6.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,595	19,492	26	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.68	$7.75	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.15	$11.68	$7.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,843	82,069	51,491	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.72	$12.20	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.27	$12.72	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89,871	105,631	16,622	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.60	$3.72	$6.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$5.56	$4.60	$3.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,548	11,999	247	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$9.45	$7.20	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$9.45	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,735	1,996	3,464	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.90	$6.04	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.47	$6.90	$6.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,720	132,594	76,878	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$6.20	$5.23	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.85	$6.20	$5.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,460	33,411	8,066	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.87	$5.88	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.69	$6.87	$5.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,529	2,743	1,383	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$12.69	$9.82	$19.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$12.69	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,736	85,082	55,217	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,954	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$11.45	$9.61	$12.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	$11.45	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,064	2,116	6,475	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$8.44	$6.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$8.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,510	3,773	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.64	$11.49	$20.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.41	$14.64	$11.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,690	42,474	15,488	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.65	$7.89	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$9.65	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	98,730	80,494	54,811	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.66	$6.38	$11.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.71	$8.66	$6.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,888	15,972	2,346	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.76	$7.38	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.27	$9.76	$7.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,184	9,594	1,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.27	$6.16	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.33	$8.27	$6.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	152	394	833	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$26.99	$22.80	$37.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.68	$26.99	$22.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,045	7,597	3,167	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$8.43	$7.15	$14.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$8.43	$7.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,773	79,743	51,544	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.40	$7.17	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.65	$8.40	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	900	126	393	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.58	$9.98	$16.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	$13.58	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,852	46,695	18,684	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.66	$7.78	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.90	$9.66	$7.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,985	121,901	38,589	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.69	$6.08	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	$9.69	$6.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	736	212	72	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.51	$11.13	$18.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	$11.51	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,683	48,033	27,717	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$12.16	$9.69	$14.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.14	$12.16	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,272	56,694	16,651	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.33	$3.92	$6.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.00	$6.33	$3.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,107	18,028	3,629	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.48	$9.27	$17.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$10.48	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,350	28,544	18,706	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.96	$8.16	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.33	$9.96	$8.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,700	4,945	6,485	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$12.27	$8.93	$15.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.96	$12.27	$8.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,657	27,442	21,807	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.05	$8.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.47	$8.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,848	3,040	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division540

Accumulation unit value:
Beginning of period	$7.48	$4.16	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$7.48	$4.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,248	12,690	5,164	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.99	$10.38	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.73	$11.99	$10.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	73,689	82,319	25,497	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$17.20	$15.11	$15.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.23	$17.20	$15.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	158,857	158,618	53,849	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$13.65	$9.47	$13.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.56	$13.65	$9.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,613	40,034	13,302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	275	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.25	$7.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.38	$8.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	34	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.67	$11.00	$20.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.14	$15.67	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,883	5,510	4,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division551

Accumulation unit value:
Beginning of period	$8.19	$5.92	$8.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$8.19	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,464	9,845	1,257	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division535

Accumulation unit value:
Beginning of period	$9.35	$6.69	$9.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$9.35	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,789	48,903	23,875	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.81	$9.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,739	8,441	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.93	$7.63	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	$8.93	$7.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,976	6,600	705	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.68	$8.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.11	$8.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,831	6,201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.70	$9.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.93	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,525	4,228	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.82	$9.93	$16.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.80	$12.82	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64,641	73,691	31,610	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$11.17	$9.98	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$11.17	$9.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,996	8,416	13,650	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$13.21	$10.46	$16.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$13.21	$10.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,675	159,316	96,865	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$11.40	$9.75	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$11.40	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,757	-	12,181	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$13.56	$11.15	$15.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$13.56	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	83,891	121,971	63,900	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.99	$6.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,604	4,614	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$26.02	$22.06	$28.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.42	$26.02	$22.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,536	27,418	9,404	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$13.02	$13.19	$13.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	$13.02	$13.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	106,105	147,691	215,337	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.81	$14.57	$21.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.96	$17.81	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,489	31,313	4,144	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$26.00	$18.38	$32.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.92	$26.00	$18.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,605	23,043	11,438	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$38.57	$26.65	$44.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$48.61	$38.57	$26.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,218	14,128	4,899	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.37	$9.78	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$10.37	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,310	6,043	405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.86	$9.52	$16.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.69	$12.86	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,587	27,206	28,183	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global
Diversified Research Division257
Accumulation unit value:
Beginning of period	$23.62	$17.35	$30.62	$25.76	$23.08
End of period	$26.01	$23.62	$17.35	$30.62	$25.76
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global
Diversified Research Division257
Accumulation unit value:
Beginning of period	$22.99	$20.54	N/A	N/A
End of period	$23.08	$22.99	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian U.S.
Growth Equity Division484
Accumulation unit value:
Beginning of period	$22.98	$17.30	$29.71	$27.48	$12.72
End of period	$25.51	$22.98	$17.30	$29.71	$27.48
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian U.S.
Growth Equity Division484
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Income Division454

Accumulation unit value:
Beginning of period	$9.88	$7.55	$10.90	$10.87	$10.00
End of period	$10.96	$9.88	$7.55	$10.90	$10.87
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Income Division454

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
Small Cap Value Division446
Accumulation unit value:
Beginning of period	$10.15	$7.71	$11.71	$12.66	$10.00
End of period	$12.68	$10.15	$7.71	$11.71	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division446
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Core Plus Bond Division476

Accumulation unit value:
Beginning of period	$21.30	$18.94	$20.28	$19.24	$13.91
End of period	$22.58	$21.30	$18.94	$20.28	$19.24
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division476

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Mid Cap Value Division387

Accumulation unit value:
Beginning of period	$10.71	$8.20	$13.02	$12.86	$11.28
End of period	$13.13	$10.71	$8.20	$13.02	$12.86
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Mid Cap Value Division387

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A
End of period	$11.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Global Real Estate Division481

Accumulation unit value:
Beginning of period	$10.77	$8.25	$13.03	$15.56	$10.00
End of period	$12.43	$10.77	$8.25	$13.03	$15.56
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Global Real Estate Division481

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Emerging Markets Division448

Accumulation unit value:
Beginning of period	$11.76	$6.95	$14.13	$10.88	$9.99
End of period	$14.13	$11.76	$6.95	$14.13	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division448

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Mid Cap Equity Division476

Accumulation unit value:
Beginning of period	$16.44	$11.95	$19.88	$20.72	$20.03
End of period	$19.93	$16.44	$11.95	$19.88	$20.72
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Mid Cap Equity Division476

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM 25 Division73

Accumulation unit value:
Beginning of period	$11.62	$7.71	$12.09	$12.63	$11.42
End of period	$14.06	$11.62	$7.71	$12.09	$12.63
Accumulation units outstanding at the end of period	-	-	449	490	534

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM 25 Division73

Accumulation unit value:
Beginning of period	$11.94	$9.95	$7.60	$8.15
End of period	$11.42	$11.94	$9.95	$7.60
Accumulation units outstanding at the end of period	-	15,110	18,414	18,806

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Communications Sector Division203

Accumulation unit value:
Beginning of period	$4.58	$3.70	$6.22	$6.06	$4.52
End of period	$5.52	$4.58	$3.70	$6.22	$6.06
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Communications Sector Division203

Accumulation unit value:
Beginning of period	$4.54	$4.03	N/A	N/A
End of period	$4.52	$4.54	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Consumer Brands Sector Division202

Accumulation unit value:
Beginning of period	$9.40	$7.17	$10.59	$11.67	$10.44
End of period	$11.37	$9.40	$7.17	$10.59	$11.67
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Consumer Brands Sector Division202

Accumulation unit value:
Beginning of period	$10.86	$9.93	N/A	N/A
End of period	$10.44	$10.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow 10 Division73

Accumulation unit value:
Beginning of period	$6.86	$6.01	$11.30	$11.36	$8.90
End of period	$8.43	$6.86	$6.01	$11.30	$11.36
Accumulation units outstanding at the end of period	-	-	467	509	556

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow 10 Division73

Accumulation unit value:
Beginning of period	$9.58	$9.45	$7.63	$7.38
End of period	$8.90	$9.58	$9.45	$7.63
Accumulation units outstanding at the end of period	-	28,551	37,153	20,290

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.19	$5.23	$10.48	$11.82	$10.00
End of period	$6.83	$6.19	$5.23	$10.48	$11.82
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global 15 Division73

Accumulation unit value:
Beginning of period	$12.62	$9.77	$19.27	$17.61	$12.76
End of period	$14.26	$12.62	$9.77	$19.27	$17.61
Accumulation units outstanding at the end of period	-	-	435	475	519

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global 15 Division73

Accumulation unit value:
Beginning of period	$11.75	$9.31	$7.10	$7.47
End of period	$12.76	$11.75	$9.31	$7.10
Accumulation units outstanding at the end of period	-	15,673	17,775	20,346

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL 5 Division285

Accumulation unit value:
Beginning of period	$9.63	$7.87	$13.91	$13.92	$11.89
End of period	$11.11	$9.63	$7.87	$13.91	$13.92
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL 5 Division285

Accumulation unit value:
Beginning of period	$10.91	$9.91	N/A	N/A
End of period	$11.89	$10.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL Optimized 5 Division459

Accumulation unit value:
Beginning of period	$8.65	$6.37	$12.00	$10.73	$9.42
End of period	$9.68	$8.65	$6.37	$12.00	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL Optimized 5 Division459

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Nasdaq 25 Division293

Accumulation unit value:
Beginning of period	$9.73	$7.37	$12.78	$10.90	$10.56
End of period	$11.23	$9.73	$7.37	$12.78	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division293

Accumulation unit value:
Beginning of period	$10.83	$9.94	N/A	N/A
End of period	$10.56	$10.83	N/A	N/A
Accumulation units outstanding at the end of period	-	16,558	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Oil & Gas Sector Division203

Accumulation unit value:
Beginning of period	$26.85	$22.70	$37.08	$27.82	$23.38
End of period	$31.50	$26.85	$22.70	$37.08	$27.82
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division203

Accumulation unit value:
Beginning of period	$17.35	$13.42	N/A	N/A
End of period	$23.38	$17.35	N/A	N/A
Accumulation units outstanding at the end of period	-	4,847	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 10 Division73

Accumulation unit value:
Beginning of period	$8.39	$7.11	$14.33	$13.85	$13.44
End of period	$9.21	$8.39	$7.11	$14.33	$13.85
Accumulation units outstanding at the end of period	-	-	503	549	599

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 10 Division73

Accumulation unit value:
Beginning of period	$9.94	$8.57	$7.32	$8.46
End of period	$13.44	$9.94	$8.57	$7.32
Accumulation units outstanding at the end of period	-	-	40,252	18,432

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 24 Division457

Accumulation unit value:
Beginning of period	$8.38	$7.16	$10.81	$10.20	$9.90
End of period	$9.63	$8.38	$7.16	$10.81	$10.20
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 24 Division457

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Select Small-Cap Division73

Accumulation unit value:
Beginning of period	$11.44	$11.08	$18.76	$21.26	$19.72
End of period	$12.99	$11.44	$11.08	$18.76	$21.26
Accumulation units outstanding at the end of period	-	-	248	271	295

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division73

Accumulation unit value:
Beginning of period	$18.37	$16.57	$11.36	$11.35
End of period	$19.72	$18.37	$16.57	$11.36
Accumulation units outstanding at the end of period	-	5,141	10,514	13,243

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Technology Sector Division203

Accumulation unit value:
Beginning of period	$6.30	$3.90	$7.00	$6.21	$5.76
End of period	$6.96	$6.30	$3.90	$7.00	$6.21
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Technology Sector Division203

Accumulation unit value:
Beginning of period	$5.71	$5.90	N/A	N/A
End of period	$5.76	$5.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Value Line 30 Division281

Accumulation unit value:
Beginning of period	$10.45	$9.25	$17.87	$15.18	$15.63
End of period	$12.61	$10.45	$9.25	$17.87	$15.18
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Value Line 30 Division281

Accumulation unit value:
Beginning of period	$11.43	$10.00	N/A	N/A
End of period	$15.63	$11.43	N/A	N/A
Accumulation units outstanding at the end of period	-	25,669	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM VIP Division290

Accumulation unit value:
Beginning of period	$9.94	$8.14	$14.44	$13.24	$11.98
End of period	$11.29	$9.94	$8.14	$14.44	$13.24
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM VIP Division290

Accumulation unit value:
Beginning of period	$11.08	$9.76	N/A	N/A
End of period	$11.98	$11.08	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Total Return Bond Division476

Accumulation unit value:
Beginning of period	$17.10	$15.03	$15.20	$14.25	$13.44
End of period	$18.12	$17.10	$15.03	$15.20	$14.25
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Total Return Bond Division476

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$13.57	$9.42	$13.81	$14.17	$13.02
End of period	$15.46	$13.57	$9.42	$13.81	$14.17
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.99	$12.63	N/A	N/A
End of period	$13.02	$12.99	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Conservative Division307

Accumulation unit value:
Beginning of period	$11.14	$9.96	$11.72	$11.20	$10.54
End of period	$11.93	$11.14	$9.96	$11.72	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Conservative Division307

Accumulation unit value:
Beginning of period	$10.31	$10.14	N/A	N/A
End of period	$10.54	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Division283

Accumulation unit value:
Beginning of period	$11.37	$9.73	$12.54	$11.81	$10.86
End of period	$12.46	$11.37	$9.73	$12.54	$11.81
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Division283

Accumulation unit value:
Beginning of period	$10.50	$9.97	N/A	N/A
End of period	$10.86	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Established Growth Division361

Accumulation unit value:
Beginning of period	$25.81	$18.26	$32.43	$29.90	$26.69
End of period	$29.69	$25.81	$18.26	$32.43	$29.90
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division361

Accumulation unit value:
Beginning of period	$10.17	N/A	N/A	N/A
End of period	$26.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Short-Term Bond Division449

Accumulation unit value:
Beginning of period	$10.35	$9.76	$10.54	$10.21	$10.00
End of period	$10.50	$10.35	$9.76	$10.54	$10.21
Accumulation units outstanding at the end of period	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Short-Term Bond Division449

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 20 Division560

Accumulation unit value:
Beginning of period	$12.58	$9.83	N/A	N/A	N/A
End of period	$14.00	$12.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,285	1,741	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 20 Division560

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 35 Division559

Accumulation unit value:
Beginning of period	$13.08	$10.00	N/A	N/A	N/A
End of period	$14.73	$13.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,977	11,977	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 35 Division559

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 50 Division560

Accumulation unit value:
Beginning of period	$13.41	$9.79	N/A	N/A	N/A
End of period	$15.16	$13.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,362	1,769	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 50 Division560

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$14.00	N/A	N/A	N/A	N/A
End of period	$15.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	523	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds International Division605

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A
End of period	$10.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,796	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds International Division605

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.70	$6.57	$13.73	N/A	N/A
End of period	$11.21	$9.70	$6.57	N/A	N/A
Accumulation units outstanding at the end of period	8,405	11,462	1,843	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.78	$8.95	$12.66	N/A	N/A
End of period	$11.57	$10.78	$8.95	N/A	N/A
Accumulation units outstanding at the end of period	10,945	18,408	5,148	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global
Diversified Research Division
Accumulation unit value:
Beginning of period	$23.28	$17.11	$30.00	N/A	N/A
End of period	$25.61	$23.28	$17.11	N/A	N/A
Accumulation units outstanding at the end of period	61	867	498	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global
Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$22.64	$17.07	$10.27	N/A	N/A
End of period	$25.11	$22.64	$17.07	N/A	N/A
Accumulation units outstanding at the end of period	656	664	566	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.87	$11.29	$18.59	N/A	N/A
End of period	$16.37	$14.87	$11.29	N/A	N/A
Accumulation units outstanding at the end of period	3,809	5,042	2,503	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$20.51	$15.38	$24.93	N/A	N/A
End of period	$27.37	$20.51	$15.38	N/A	N/A
Accumulation units outstanding at the end of period	8,449	3,902	4,763	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
Founding Strategy Division547
Accumulation unit value:
Beginning of period	$8.00	$6.25	$8.64	N/A	N/A
End of period	$8.69	$8.00	$6.25	N/A	N/A
Accumulation units outstanding at the end of period	1,824	7,385	6,547	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
Founding Strategy Division547
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.46	$5.79	$9.80	N/A	N/A
End of period	$7.86	$7.46	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,269	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.85	$7.53	$10.85	N/A	N/A
End of period	$10.91	$9.85	$7.53	N/A	N/A
Accumulation units outstanding at the end of period	13,432	11,579	3,733	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.72	$5.61	N/A	N/A	N/A
End of period	$7.97	$6.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,874	2,065	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Mutual Shares Division545

Accumulation unit value:
Beginning of period	$7.52	$6.03	$9.44	N/A	N/A
End of period	$8.25	$7.52	$6.03	N/A	N/A
Accumulation units outstanding at the end of period	2,504	11,636	5,865	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Mutual Shares Division545

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$10.10	$7.69	$11.51	N/A	N/A
End of period	$12.61	$10.10	$7.69	N/A	N/A
Accumulation units outstanding at the end of period	7,228	3,202	1,965	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$20.99	$18.68	$20.14	N/A	N/A
End of period	$22.23	$20.99	$18.68	N/A	N/A
Accumulation units outstanding at the end of period	15,058	13,617	5,590	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.67	$10.83	N/A	N/A	N/A
End of period	$13.33	$11.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,957	3,970	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$10.66	$8.17	$12.76	N/A	N/A
End of period	$13.05	$10.66	$8.17	N/A	N/A
Accumulation units outstanding at the end of period	2,193	5,270	5,373	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.14	N/A	N/A	N/A	N/A
End of period	$8.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	764	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Global Real Estate Division545

Accumulation unit value:
Beginning of period	$10.72	$8.22	$14.42	N/A	N/A
End of period	$12.36	$10.72	$8.22	N/A	N/A
Accumulation units outstanding at the end of period	3,702	2,755	3,561	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Global Real Estate Division545

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$14.71	$10.91	$18.68	N/A	N/A
End of period	$16.26	$14.71	$10.91	N/A	N/A
Accumulation units outstanding at the end of period	6,718	3,400	3,532	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.64	$8.70	$14.02	N/A	N/A
End of period	$12.30	$10.64	$8.70	N/A	N/A
Accumulation units outstanding at the end of period	16,884	13,479	9,421	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$12.29	$9.26	$14.25	N/A	N/A
End of period	$15.27	$12.29	$9.26	N/A	N/A
Accumulation units outstanding at the end of period	4,897	5,913	3,537	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Ivy Asset Strategy Division584

Accumulation unit value:
Beginning of period	$10.37	$10.00	N/A	N/A	N/A
End of period	$11.20	$10.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,593	2,378	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division584

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$12.06	$9.42	$17.18	N/A	N/A
End of period	$12.77	$12.06	$9.42	N/A	N/A
Accumulation units outstanding at the end of period	9,814	13,089	4,278	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$19.41	$13.79	$24.89	N/A	N/A
End of period	$23.99	$19.41	$13.79	N/A	N/A
Accumulation units outstanding at the end of period	2,947	3,826	1,561	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.53	$17.17	$12.40	N/A	N/A
End of period	$18.51	$17.53	$17.17	N/A	N/A
Accumulation units outstanding at the end of period	17,858	30,688	8,065	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.72	$6.93	$14.00	N/A	N/A
End of period	$14.06	$11.72	$6.93	N/A	N/A
Accumulation units outstanding at the end of period	9,750	3,077	2,645	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$16.25	$11.82	$14.87	N/A	N/A
End of period	$19.68	$16.25	$11.82	N/A	N/A
Accumulation units outstanding at the end of period	14,030	13,909	7,987	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.40	N/A	N/A	N/A	N/A
End of period	$14.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,825	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$11.26	$9.00	N/A	N/A	N/A
End of period	$12.55	$11.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,149	750	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.50	$7.64	$11.80	N/A	N/A
End of period	$13.90	$11.50	$7.64	N/A	N/A
Accumulation units outstanding at the end of period	26,229	33,509	26,100	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.56	$12.07	$11.90	N/A	N/A
End of period	$13.09	$12.56	$12.07	N/A	N/A
Accumulation units outstanding at the end of period	10,677	6,148	2,921	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.53	$3.66	$6.07	N/A	N/A
End of period	$5.46	$4.53	$3.66	N/A	N/A
Accumulation units outstanding at the end of period	1,637	5,435	5,842	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.79	$5.95	$11.08	N/A	N/A
End of period	$8.33	$6.79	$5.95	N/A	N/A
Accumulation units outstanding at the end of period	53,674	69,436	39,546	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$6.17	$5.21	$10.31	N/A	N/A
End of period	$6.80	$6.17	$5.21	N/A	N/A
Accumulation units outstanding at the end of period	20,640	19,485	6,442	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Financial Sector Division547

Accumulation unit value:
Beginning of period	$6.76	$5.79	$8.56	N/A	N/A
End of period	$7.55	$6.76	$5.79	N/A	N/A
Accumulation units outstanding at the end of period	2,412	3,230	2,335	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Financial Sector Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$12.49	$9.68	$18.88	N/A	N/A
End of period	$14.10	$12.49	$9.68	N/A	N/A
Accumulation units outstanding at the end of period	25,441	37,891	29,331	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global Alpha Division585

Accumulation unit value:
Beginning of period	$9.84	$10.00	N/A	N/A	N/A
End of period	$10.26	$9.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	4,155	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global Alpha Division585

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$11.28	$9.47	$12.45	N/A	N/A
End of period	$11.53	$11.28	$9.47	N/A	N/A
Accumulation units outstanding at the end of period	4,725	4,963	3,016	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM International Index Division553

Accumulation unit value:
Beginning of period	$14.47	$11.37	$11.32	N/A	N/A
End of period	$15.21	$14.47	$11.37	N/A	N/A
Accumulation units outstanding at the end of period	4,028	4,443	2,906	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM International Index Division553

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL 5 Division547

Accumulation unit value:
Beginning of period	$9.58	$7.84	$11.68	N/A	N/A
End of period	$11.04	$9.58	$7.84	N/A	N/A
Accumulation units outstanding at the end of period	88,813	106,578	32,799	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL 5 Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL Optimized 5 Division547

Accumulation unit value:
Beginning of period	$8.62	$6.36	$10.02	N/A	N/A
End of period	$9.64	$8.62	$6.36	N/A	N/A
Accumulation units outstanding at the end of period	30,082	33,954	2,507	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL Optimized 5 Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.68	$7.33	$12.53	N/A	N/A
End of period	$11.16	$9.68	$7.33	N/A	N/A
Accumulation units outstanding at the end of period	671	4,927	1,102	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$8.23	$6.15	$11.53	N/A	N/A
End of period	$8.28	$8.23	$6.15	N/A	N/A
Accumulation units outstanding at the end of period	13,622	12,647	1,974	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$26.57	$22.48	$37.07	N/A	N/A
End of period	$31.14	$26.57	$22.48	N/A	N/A
Accumulation units outstanding at the end of period	3,315	2,430	1,814	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$8.30	$7.04	$14.00	N/A	N/A
End of period	$9.10	$8.30	$7.04	N/A	N/A
Accumulation units outstanding at the end of period	33,031	46,872	29,194	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.35	$7.14	$10.62	N/A	N/A
End of period	$9.58	$8.35	$7.14	N/A	N/A
Accumulation units outstanding at the end of period	626	969	2,382	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.42	$9.88	$15.89	N/A	N/A
End of period	$16.62	$13.42	$9.88	N/A	N/A
Accumulation units outstanding at the end of period	7,275	7,908	3,548	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.55	$7.70	$12.38	N/A	N/A
End of period	$10.75	$9.55	$7.70	N/A	N/A
Accumulation units outstanding at the end of period	39,301	52,157	5,493	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.65	$7.42	N/A	N/A	N/A
End of period	$11.46	$9.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,265	15,038	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.33	$10.97	$18.13	N/A	N/A
End of period	$12.84	$11.33	$10.97	N/A	N/A
Accumulation units outstanding at the end of period	26,677	29,958	18,816	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$12.02	$9.59	$14.73	N/A	N/A
End of period	$14.94	$12.02	$9.59	N/A	N/A
Accumulation units outstanding at the end of period	11,824	16,204	6,280	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Technology Sector Division547

Accumulation unit value:
Beginning of period	$6.24	$3.87	$5.90	N/A	N/A
End of period	$6.88	$6.24	$3.87	N/A	N/A
Accumulation units outstanding at the end of period	8,762	636	526	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Technology Sector Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.40	$9.21	$17.61	N/A	N/A
End of period	$12.53	$10.40	$9.21	N/A	N/A
Accumulation units outstanding at the end of period	19,352	20,526	10,260	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.89	$8.10	$11.73	N/A	N/A
End of period	$11.22	$9.89	$8.10	N/A	N/A
Accumulation units outstanding at the end of period	520	1,109	1,095	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$12.12	$8.83	$15.02	N/A	N/A
End of period	$13.76	$12.12	$8.83	N/A	N/A
Accumulation units outstanding at the end of period	17,380	18,655	4,260	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.02	$7.31	N/A	N/A	N/A
End of period	$9.43	$8.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,598	333	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.46	$6.09	N/A	N/A	N/A
End of period	$8.58	$7.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	343	2,774	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Real Return Division547

Accumulation unit value:
Beginning of period	$11.94	$10.35	$11.49	N/A	N/A
End of period	$12.66	$11.94	$10.35	N/A	N/A
Accumulation units outstanding at the end of period	34,126	37,013	5,330	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Real Return Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Total Return Bond Division547

Accumulation unit value:
Beginning of period	$16.89	$14.87	$15.05	N/A	N/A
End of period	$17.88	$16.89	$14.87	N/A	N/A
Accumulation units outstanding at the end of period	75,181	100,589	23,249	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Total Return Bond Division547

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$13.41	$9.32	$13.67	N/A	N/A
End of period	$15.26	$13.41	$9.32	N/A	N/A
Accumulation units outstanding at the end of period	24,368	31,844	9,318	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.36	N/A	N/A	N/A	N/A
End of period	$10.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,157	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Small Cap Value Division539

Accumulation unit value:
Beginning of period	$8.23	$6.24	$10.40	N/A	N/A
End of period	$10.34	$8.23	$6.24	N/A	N/A
Accumulation units outstanding at the end of period	1,603	-	1,985	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Small Cap Value Division539

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.33	$10.78	$20.36	N/A	N/A
End of period	$17.72	$15.33	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	8,035	5,413	1,141	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.34	N/A	N/A	N/A	N/A
End of period	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,359	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.32	$8.24	N/A	N/A	N/A
End of period	$10.43	$9.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,188	8,844	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.78	$8.36	N/A	N/A	N/A
End of period	$10.84	$9.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	596	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.87	N/A	N/A	N/A	N/A
End of period	$8.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,481	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.89	$7.64	N/A	N/A	N/A
End of period	$9.72	$8.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,867	3,420	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.65	$6.77	N/A	N/A	N/A
End of period	$10.06	$8.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	743	164	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.60	$9.77	$16.17	N/A	N/A
End of period	$14.52	$12.60	$9.77	N/A	N/A
Accumulation units outstanding at the end of period	35,086	55,525	30,244	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$11.08	$9.92	$11.70	N/A	N/A
End of period	$11.85	$11.08	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	52,029	54,136	820	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.98	$10.30	$16.07	N/A	N/A
End of period	$14.83	$12.98	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	189,151	198,982	133,425	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$11.31	$9.69	$12.48	N/A	N/A
End of period	$12.39	$11.31	$9.69	N/A	N/A
Accumulation units outstanding at the end of period	925	966	294	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$13.33	$10.97	$15.33	N/A	N/A
End of period	$14.84	$13.33	$10.97	N/A	N/A
Accumulation units outstanding at the end of period	173,734	194,294	69,525	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$9.09	N/A	N/A	N/A	N/A
End of period	$9.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,140	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$25.45	$21.61	$15.45	N/A	N/A
End of period	$27.76	$25.45	$21.61	N/A	N/A
Accumulation units outstanding at the end of period	20,056	22,007	6,080	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.74	$12.93	$12.85	N/A	N/A
End of period	$12.54	$12.74	$12.93	N/A	N/A
Accumulation units outstanding at the end of period	34,642	33,516	47,279	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.61	$14.44	$21.68	N/A	N/A
End of period	$19.71	$17.61	$14.44	N/A	N/A
Accumulation units outstanding at the end of period	11,586	12,245	7,819	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$25.44	$18.01	$13.20	N/A	N/A
End of period	$29.23	$25.44	$18.01	N/A	N/A
Accumulation units outstanding at the end of period	15,367	18,368	7,143	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$37.73	$26.11	$44.07	N/A	N/A
End of period	$47.48	$37.73	$26.11	N/A	N/A
Accumulation units outstanding at the end of period	8,273	9,757	3,741	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.31	$9.74	$10.55	N/A	N/A
End of period	$10.45	$10.31	$9.74	N/A	N/A
Accumulation units outstanding at the end of period	22,055	20,208	2,188	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.68	$9.40	$15.82	N/A	N/A
End of period	$14.46	$12.68	$9.40	N/A	N/A
Accumulation units outstanding at the end of period	25,713	30,110	16,048	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 35 Division559

Accumulation unit value:
Beginning of period	$13.08	$10.00	N/A	N/A	N/A
End of period	$14.71	$13.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,044	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 35 Division559

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 50 Division562

Accumulation unit value:
Beginning of period	$13.41	$10.40	N/A	N/A	N/A
End of period	$15.15	$13.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,100	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 50 Division562

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.68	$6.56	$13.68	$10.00	N/A
End of period	$11.18	$9.68	$6.56	$13.68	N/A
Accumulation units outstanding at the end of period	-	2,363	13,891	16,886	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global Balanced Division25

Accumulation unit value:
Beginning of period	$10.73	$8.91	$12.63	$11.89	$10.91
End of period	$11.51	$10.73	$8.91	$12.63	$11.89
Accumulation units outstanding at the end of period	-	663	15,513	46,147	44,070

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global Balanced Division25

Accumulation unit value:
Beginning of period	$10.08	$9.36	$8.37	$8.96
End of period	$10.91	$10.08	$9.36	$8.37
Accumulation units outstanding at the end of period	40,743	35,770	34,853	21,694

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian Global
Diversified Research Division308
Accumulation unit value:
Beginning of period	$23.11	$17.00	$30.04	$25.32	$22.71
End of period	$25.41	$23.11	$17.00	$30.04	$25.32
Accumulation units outstanding at the end of period	-	-	1,693	2,848	1,488

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian Global
Diversified Research Division308
Accumulation unit value:
Beginning of period	$22.66	$22.10	N/A	N/A
End of period	$22.71	$22.66	N/A	N/A
Accumulation units outstanding at the end of period	1,100	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Capital Guardian U.S.
Growth Equity Division22
Accumulation unit value:
Beginning of period	$22.48	$16.95	$29.15	$27.01	$26.25
End of period	$24.91	$22.48	$16.95	$29.15	$27.01
Accumulation units outstanding at the end of period	-	15	1,701	4,110	5,306

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Capital Guardian U.S.
Growth Equity Division22
Accumulation unit value:
Beginning of period	$25.49	$23.21	$17.42	$21.76
End of period	$26.25	$25.49	$23.21	$17.42
Accumulation units outstanding at the end of period	13,402	10,971	8,227	1,820

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle Core Equity Division22

Accumulation unit value:
Beginning of period	$14.78	$11.22	$18.72	$18.92	$17.12
End of period	$16.26	$14.78	$11.22	$18.72	$18.92
Accumulation units outstanding at the end of period	286	2,000	4,783	13,499	15,864

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle Core Equity Division22

Accumulation unit value:
Beginning of period	$16.84	$16.10	$13.14	$16.19
End of period	$17.12	$16.84	$16.10	$13.14
Accumulation units outstanding at the end of period	16,378	14,871	1,712	7,329

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Eagle SmallCap Equity Division22

Accumulation unit value:
Beginning of period	$20.37	$15.28	$25.18	$22.84	$19.33
End of period	$27.18	$20.37	$15.28	$25.18	$22.84
Accumulation units outstanding at the end of period	-	556	13,142	36,143	27,498

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Eagle SmallCap Equity Division22

Accumulation unit value:
Beginning of period	$19.17	$16.41	$11.92	$16.60
End of period	$19.33	$19.17	$16.41	$11.92
Accumulation units outstanding at the end of period	24,954	16,280	13,711	3,675

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.99	$6.24	$9.93	$10.00	N/A
End of period	$8.67	$7.99	$6.24	$9.93	N/A
Accumulation units outstanding at the end of period	-	-	13,354	63,062	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.45	$5.79	$9.91	$9.94	N/A
End of period	$7.84	$7.45	$5.79	$9.91	N/A
Accumulation units outstanding at the end of period	-	367	-	8,978	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Income Division453

Accumulation unit value:
Beginning of period	$9.83	$7.52	$10.88	$10.86	$10.03
End of period	$10.88	$9.83	$7.52	$10.88	$10.86
Accumulation units outstanding at the end of period	-	3,437	7,461	55,542	1,354

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Income Division453

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.51	$6.02	$9.86	$9.99	N/A
End of period	$8.23	$7.51	$6.02	$9.86	N/A
Accumulation units outstanding at the end of period	-	-	1,090	5,759	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Franklin Templeton
Small Cap Value Division381
Accumulation unit value:
Beginning of period	$10.08	$7.67	$11.66	$12.63	$10.91
End of period	$12.58	$10.08	$7.67	$11.66	$12.63
Accumulation units outstanding at the end of period	-	-	3,542	18,496	1,109

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Franklin Templeton
Small Cap Value Division381
Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A
End of period	$10.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	286	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Core Plus Bond Division16

Accumulation unit value:
Beginning of period	$20.84	$18.56	$19.90	$18.91	$18.36
End of period	$22.06	$20.84	$18.56	$19.90	$18.91
Accumulation units outstanding at the end of period	956	1,120	12,676	67,336	50,537

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division16

Accumulation unit value:
Beginning of period	$18.19	$17.29	$15.49	$14.93
End of period	$18.36	$18.19	$17.29	$15.49
Accumulation units outstanding at the end of period	46,014	27,634	23,878	6,358

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Emerging
Markets Debt Division548
Accumulation unit value:
Beginning of period	$11.66	$9.64	$10.00	N/A	N/A
End of period	$13.31	$11.66	$9.64	N/A	N/A
Accumulation units outstanding at the end of period	-	308	213	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Emerging
Markets Debt Division548
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs Mid Cap Value Division395

Accumulation unit value:
Beginning of period	$10.64	$8.15	$12.97	$12.83	$11.27
End of period	$13.01	$10.64	$8.15	$12.97	$12.83
Accumulation units outstanding at the end of period	-	-	1,808	23,643	13,302

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs Mid Cap Value Division395

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A
End of period	$11.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,042	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.04	$6.55	$10.68	$10.09	N/A
End of period	$8.60	$8.04	$6.55	$10.68	N/A
Accumulation units outstanding at the end of period	-	786	48,829	1,369	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Global Real Estate Division366

Accumulation unit value:
Beginning of period	$10.70	$8.21	$12.98	$15.53	$11.57
End of period	$12.33	$10.70	$8.21	$12.98	$15.53
Accumulation units outstanding at the end of period	583	4,714	9,424	19,476	21,362

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Global Real Estate Division366

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A
End of period	$11.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,953	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco International Growth Division37

Accumulation unit value:
Beginning of period	$14.61	$10.84	$18.66	$17.28	$14.33
End of period	$16.13	$14.61	$10.84	$18.66	$17.28
Accumulation units outstanding at the end of period	-	140	10,228	24,765	24,501

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco International Growth Division37

Accumulation unit value:
Beginning of period	$13.16	$11.50	$9.10	$11.60
End of period	$14.33	$13.16	$11.50	$9.10
Accumulation units outstanding at the end of period	29,457	18,954	16,860	2,847

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Large Cap Growth Division18

Accumulation unit value:
Beginning of period	$10.60	$8.67	$14.14	$12.42	$11.71
End of period	$12.24	$10.60	$8.67	$14.14	$12.42
Accumulation units outstanding at the end of period	-	622	14,658	21,085	29,864

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division18

Accumulation unit value:
Beginning of period	$11.10	$10.26	$8.02	$10.19
End of period	$11.71	$11.10	$10.26	$8.02
Accumulation units outstanding at the end of period	50,078	40,518	34,126	10,164

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Invesco Small Cap Growth Division74

Accumulation unit value:
Beginning of period	$12.24	$9.23	$15.57	$14.22	$12.62
End of period	$15.20	$12.24	$9.23	$15.57	$14.22
Accumulation units outstanding at the end of period	-	491	2,569	11,565	15,406

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Invesco Small Cap Growth Division74

Accumulation unit value:
Beginning of period	$11.84	$11.26	$8.27	$8.41
End of period	$12.62	$11.84	$11.26	$8.27
Accumulation units outstanding at the end of period	18,985	10,567	10,364	1,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan International Value Division122

Accumulation unit value:
Beginning of period	$11.99	$9.37	$17.16	$15.58	$12.00
End of period	$12.69	$11.99	$9.37	$17.16	$15.58
Accumulation units outstanding at the end of period	-	390	13,248	55,450	58,923

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan International Value Division122

Accumulation unit value:
Beginning of period	$10.29	$8.54	$5.99	N/A
End of period	$12.00	$10.29	$8.54	N/A
Accumulation units outstanding at the end of period	33,620	11,973	5,140	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan MidCap Growth Division25

Accumulation unit value:
Beginning of period	$19.27	$13.70	$25.07	$23.61	$21.42
End of period	$23.80	$19.27	$13.70	$25.07	$23.61
Accumulation units outstanding at the end of period	-	-	3,577	8,267	4,855

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan MidCap Growth Division25

Accumulation unit value:
Beginning of period	$20.51	$17.67	$13.25	$16.31
End of period	$21.42	$20.51	$17.67	$13.25
Accumulation units outstanding at the end of period	6,231	3,906	5,550	1,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/JPMorgan U.S. Government
& Quality Bond Division18
Accumulation unit value:
Beginning of period	$17.40	$17.06	$16.28	$15.56	$15.32
End of period	$18.37	$17.40	$17.06	$16.28	$15.56
Accumulation units outstanding at the end of period	-	1,945	12,731	39,006	44,927

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/JPMorgan U.S. Government
& Quality Bond Division18
Accumulation unit value:
Beginning of period	$15.21	$14.89	$14.96	$13.77
End of period	$15.32	$15.21	$14.89	$14.96
Accumulation units outstanding at the end of period	64,089	57,189	74,810	78,585

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Emerging Markets Division448

Accumulation unit value:
Beginning of period	$11.70	$6.92	$14.09	$10.87	$9.99
End of period	$14.03	$11.70	$6.92	$14.09	$10.87
Accumulation units outstanding at the end of period	1,024	1,859	22,823	11,099	502

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division448

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Lazard Mid Cap Equity Division18

Accumulation unit value:
Beginning of period	$16.15	$11.76	$19.58	$20.45	$18.14
End of period	$19.55	$16.15	$11.76	$19.58	$20.45
Accumulation units outstanding at the end of period	-	690	17,069	70,622	67,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Lazard Mid Cap Equity Division18

Accumulation unit value:
Beginning of period	$16.95	$13.82	$10.90	$13.28
End of period	$18.14	$16.95	$13.82	$10.90
Accumulation units outstanding at the end of period	92,916	65,323	52,208	13,366

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Mellon Capital Management
(MCM) 10 x 10 Division530
Accumulation unit value:
Beginning of period	$7.54	$6.15	$9.81	$10.17	N/A
End of period	$8.63	$7.54	$6.15	$9.81	N/A
Accumulation units outstanding at the end of period	-	-	-	8,661	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division530
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM 25 Division27

Accumulation unit value:
Beginning of period	$11.44	$7.60	$11.94	$12.49	$11.31
End of period	$13.82	$11.44	$7.60	$11.94	$12.49
Accumulation units outstanding at the end of period	1,637	12,355	65,055	196,983	356,886

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM 25 Division27

Accumulation unit value:
Beginning of period	$11.85	$9.88	$7.56	$9.68
End of period	$11.31	$11.85	$9.88	$7.56
Accumulation units outstanding at the end of period	385,159	362,999	338,041	131,760

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Bond Index Division25

Accumulation unit value:
Beginning of period	$12.51	$12.03	$11.80	$11.27	$11.05
End of period	$13.03	$12.51	$12.03	$11.80	$11.27
Accumulation units outstanding at the end of period	4,614	12,519	53,861	93,220	101,902

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Bond Index Division25

Accumulation unit value:
Beginning of period	$11.03	$10.82	$10.68	$10.01
End of period	$11.05	$11.03	$10.82	$10.68
Accumulation units outstanding at the end of period	98,014	56,183	51,992	17,580

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Communications Sector Division239

Accumulation unit value:
Beginning of period	$4.51	$3.65	$6.14	$5.99	$4.47
End of period	$5.43	$4.51	$3.65	$6.14	$5.99
Accumulation units outstanding at the end of period	-	353	11,349	41,378	15,228

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Communications Sector Division239

Accumulation unit value:
Beginning of period	$4.50	$4.07	N/A	N/A
End of period	$4.47	$4.50	N/A	N/A
Accumulation units outstanding at the end of period	2,291	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Consumer Brands Sector Division228

Accumulation unit value:
Beginning of period	$9.25	$7.07	$10.46	$11.54	$10.34
End of period	$11.17	$9.25	$7.07	$10.46	$11.54
Accumulation units outstanding at the end of period	-	1,439	-	4,867	10,073

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Consumer Brands Sector Division228

Accumulation unit value:
Beginning of period	$10.77	$9.83	N/A	N/A
End of period	$10.34	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	763	51	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow 10 Division27

Accumulation unit value:
Beginning of period	$6.75	$5.93	$11.16	$11.23	$8.81
End of period	$8.28	$6.75	$5.93	$11.16	$11.23
Accumulation units outstanding at the end of period	1,754	14,020	89,449	282,490	419,044

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow 10 Division27

Accumulation unit value:
Beginning of period	$9.50	$9.39	$7.59	$9.10
End of period	$8.81	$9.50	$9.39	$7.59
Accumulation units outstanding at the end of period	418,390	390,828	416,574	152,570

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Dow Dividend Division430

Accumulation unit value:
Beginning of period	$6.16	$5.20	$10.45	$11.80	$10.02
End of period	$6.78	$6.16	$5.20	$10.45	$11.80
Accumulation units outstanding at the end of period	1,761	4,342	14,498	31,663	13,552

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Dow Dividend Division430

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Financial Sector Division271

Accumulation unit value:
Beginning of period	$6.73	$5.77	$11.88	$14.61	$12.52
End of period	$7.51	$6.73	$5.77	$11.88	$14.61
Accumulation units outstanding at the end of period	-	2,229	1,768	1,600	7,377

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Financial Sector Division271

Accumulation unit value:
Beginning of period	$11.99	$10.62	N/A	N/A
End of period	$12.52	$11.99	N/A	N/A
Accumulation units outstanding at the end of period	4,528	3,174	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global 15 Division27

Accumulation unit value:
Beginning of period	$12.42	$9.64	$19.03	$17.41	$12.63
End of period	$14.01	$12.42	$9.64	$19.03	$17.41
Accumulation units outstanding at the end of period	1,039	11,532	63,447	244,057	312,196

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global 15 Division27

Accumulation unit value:
Beginning of period	$11.65	$9.25	$7.06	$8.88
End of period	$12.63	$11.65	$9.25	$7.06
Accumulation units outstanding at the end of period	340,648	328,172	323,171	112,185

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Healthcare Sector Division199

Accumulation unit value:
Beginning of period	$11.22	$9.43	$12.48	$11.80	$11.28
End of period	$11.46	$11.22	$9.43	$12.48	$11.80
Accumulation units outstanding at the end of period	-	1,946	4,953	25,980	10,197

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Healthcare Sector Division199

Accumulation unit value:
Beginning of period	$10.66	$10.47	$10.17	N/A
End of period	$11.28	$10.66	$10.47	N/A
Accumulation units outstanding at the end of period	15,547	7,478	3,352	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Index 5 Division531

Accumulation unit value:
Beginning of period	$8.40	$6.82	$9.89	$10.15	N/A
End of period	$9.57	$8.40	$6.82	$9.89	N/A
Accumulation units outstanding at the end of period	-	926	5,052	926	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Index 5 Division531

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM International Index Division18

Accumulation unit value:
Beginning of period	$14.41	$11.33	$20.18	$18.59	$15.05
End of period	$15.14	$14.41	$11.33	$20.18	$18.59
Accumulation units outstanding at the end of period	-	3,612	16,980	72,535	66,583

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM International Index Division18

Accumulation unit value:
Beginning of period	$13.50	$11.49	$8.50	$10.46
End of period	$15.05	$13.50	$11.49	$8.50
Accumulation units outstanding at the end of period	65,299	34,204	35,086	17,860

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL 5 Division288

Accumulation unit value:
Beginning of period	$9.55	$7.82	$13.84	$13.87	$11.87
End of period	$11.00	$9.55	$7.82	$13.84	$13.87
Accumulation units outstanding at the end of period	-	23,560	87,555	196,430	251,965

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL 5 Division288

Accumulation unit value:
Beginning of period	$10.90	$9.77	N/A	N/A
End of period	$11.87	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	143,567	22,120	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM JNL Optimized 5 Division448

Accumulation unit value:
Beginning of period	$8.60	$6.35	$11.97	$10.72	$10.00
End of period	$9.62	$8.60	$6.35	$11.97	$10.72
Accumulation units outstanding at the end of period	4,356	7,890	27,072	8,212	694

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM JNL Optimized 5 Division448

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Nasdaq 25 Division284

Accumulation unit value:
Beginning of period	$9.65	$7.32	$12.72	$10.86	$10.54
End of period	$11.13	$9.65	$7.32	$12.72	$10.86
Accumulation units outstanding at the end of period	-	-	8,467	6,356	26,174

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division284

Accumulation unit value:
Beginning of period	$10.83	$9.84	N/A	N/A
End of period	$10.54	$10.83	N/A	N/A
Accumulation units outstanding at the end of period	31,048	25,729	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM NYSE International 25 Division528

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.55	$10.25	N/A
End of period	$8.27	$8.22	$6.14	$11.55	N/A
Accumulation units outstanding at the end of period	-	-	761	685	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM NYSE International 25 Division528

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Oil & Gas Sector Division255

Accumulation unit value:
Beginning of period	$26.43	$22.37	$36.61	$27.51	$23.15
End of period	$30.96	$26.43	$22.37	$36.61	$27.51
Accumulation units outstanding at the end of period	-	851	5,293	15,175	17,356

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Oil & Gas Sector Division255

Accumulation unit value:
Beginning of period	$17.21	$13.71	N/A	N/A
End of period	$23.15	$17.21	N/A	N/A
Accumulation units outstanding at the end of period	18,138	1,830	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A
Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 10 Division27

Accumulation unit value:
Beginning of period	$8.26	$7.01	$14.15	$13.70	$13.31
End of period	$9.05	$8.26	$7.01	$14.15	$13.70
Accumulation units outstanding at the end of period	1,429	14,393	66,961	184,479	309,158

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 10 Division27

Accumulation unit value:
Beginning of period	$9.86	$8.52	$7.28	$9.74
End of period	$13.31	$9.86	$8.52	$7.28
Accumulation units outstanding at the end of period	338,837	321,550	312,438	112,848

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 24 Division473

Accumulation unit value:
Beginning of period	$8.34	$7.13	$10.78	$10.19	$9.34
End of period	$9.56	$8.34	$7.13	$10.78	$10.19
Accumulation units outstanding at the end of period	-	-	-	979	1,083

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 24 Division473

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 400 MidCap Index Division21

Accumulation unit value:
Beginning of period	$13.37	$9.85	$16.04	$15.18	$14.07
End of period	$16.55	$13.37	$9.85	$16.04	$15.18
Accumulation units outstanding at the end of period	-	1,535	20,741	74,467	82,674

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 400 MidCap Index Division21

Accumulation unit value:
Beginning of period	$12.77	$11.21	$8.47	$10.51
End of period	$14.07	$12.77	$11.21	$8.47
Accumulation units outstanding at the end of period	85,487	49,733	47,051	22,177

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P 500 Index Division24

Accumulation unit value:
Beginning of period	$9.51	$7.67	$12.51	$12.13	$10.71
End of period	$10.70	$9.51	$7.67	$12.51	$12.13
Accumulation units outstanding at the end of period	-	3,108	56,453	139,551	156,570

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division24

Accumulation unit value:
Beginning of period	$10.43	$9.64	$7.67	$9.20
End of period	$10.71	$10.43	$9.64	$7.67
Accumulation units outstanding at the end of period	208,645	147,473	111,648	29,303

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM S&P SMid 60 Division527

Accumulation unit value:
Beginning of period	$9.63	$6.06	$8.83	$10.24	N/A
End of period	$11.44	$9.63	$6.06	$8.83	N/A
Accumulation units outstanding at the end of period	-	-	785	54	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM S&P SMid 60 Division527

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Select Small-Cap Division27

Accumulation unit value:
Beginning of period	$11.27	$10.92	$18.52	$21.03	$19.52
End of period	$12.77	$11.27	$10.92	$18.52	$21.03
Accumulation units outstanding at the end of period	987	6,976	32,345	103,799	183,668

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Select Small-Cap Division27

Accumulation unit value:
Beginning of period	$18.22	$16.45	$11.30	$14.94
End of period	$19.52	$18.22	$16.45	$11.30
Accumulation units outstanding at the end of period	195,078	189,151	194,038	68,800

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Small Cap Index Division18

Accumulation unit value:
Beginning of period	$11.97	$9.56	$14.93	$15.51	$13.42
End of period	$14.88	$11.97	$9.56	$14.93	$15.51
Accumulation units outstanding at the end of period	119	2,442	18,196	55,235	61,981

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Small Cap Index Division18

Accumulation unit value:
Beginning of period	$13.09	$11.33	$7.90	$10.57
End of period	$13.42	$13.09	$11.33	$7.90
Accumulation units outstanding at the end of period	69,904	40,728	194,098	29,303

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Technology Sector Division239

Accumulation unit value:
Beginning of period	$6.20	$3.85	$6.92	$6.14	$5.71
End of period	$6.84	$6.20	$3.85	$6.92	$6.14
Accumulation units outstanding at the end of period	-	514	-	15,098	32,671

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Technology Sector Division239

Accumulation unit value:
Beginning of period	$5.66	$5.64	N/A	N/A
End of period	$5.71	$5.66	N/A	N/A
Accumulation units outstanding at the end of period	29,437	8,803	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM Value Line 30 Division284

Accumulation unit value:
Beginning of period	$10.37	$9.19	$17.78	$15.13	$15.60
End of period	$12.49	$10.37	$9.19	$17.78	$15.13
Accumulation units outstanding at the end of period	1,187	3,210	17,816	74,882	95,941

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM Value Line 30 Division284

Accumulation unit value:
Beginning of period	$11.42	$9.77	N/A	N/A
End of period	$15.60	$11.42	N/A	N/A
Accumulation units outstanding at the end of period	98,425	5,741	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/MCM VIP Division285

Accumulation unit value:
Beginning of period	$9.86	$8.09	$14.37	$13.19	$11.96
End of period	$11.18	$9.86	$8.09	$14.37	$13.19
Accumulation units outstanding at the end of period	-	-	2,101	7,433	20,024

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/MCM VIP Division285

Accumulation unit value:
Beginning of period	$11.07	$9.89	N/A	N/A
End of period	$11.96	$11.07	N/A	N/A
Accumulation units outstanding at the end of period	19,738	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Oppenheimer Global Growth Division22

Accumulation unit value:
Beginning of period	$12.06	$8.80	$15.12	$14.46	$12.57
End of period	$13.69	$12.06	$8.80	$15.12	$14.46
Accumulation units outstanding at the end of period	627	3,210	19,622	63,347	63,702

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Oppenheimer Global Growth Division22

Accumulation unit value:
Beginning of period	$11.23	$9.68	$7.00	$9.02
End of period	$12.57	$11.23	$9.68	$7.00
Accumulation units outstanding at the end of period	63,677	38,683	35,769	15,407

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PAM China-India Division538

Accumulation unit value:
Beginning of period	$7.45	$4.16	$7.91	N/A	N/A
End of period	$8.57	$7.45	$4.16	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,807	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PAM China-India Division538

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.92	$10.34	$10.92	$10.00	N/A
End of period	$12.63	$11.92	$10.34	$10.92	N/A
Accumulation units outstanding at the end of period	-	1,665	17,105	6,757	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PIMCO Total Return Bond Division18

Accumulation unit value:
Beginning of period	$16.79	$14.79	$14.97	$14.07	$13.82
End of period	$17.77	$16.79	$14.79	$14.97	$14.07
Accumulation units outstanding at the end of period	-	9,644	52,202	167,768	158,968

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PIMCO Total Return Bond Division18

Accumulation unit value:
Beginning of period	$13.73	$13.36	$12.97	$12.36
End of period	$13.82	$13.73	$13.36	$12.97
Accumulation units outstanding at the end of period	168,918	143,084	117,251	52,548

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$13.33	$9.27	$13.60	$13.99	$12.87
End of period	$15.17	$13.33	$9.27	$13.60	$13.99
Accumulation units outstanding at the end of period	1,686	5,113	28,965	56,506	76,007

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.86	$12.51	N/A	N/A
End of period	$12.87	$12.86	N/A	N/A
Accumulation units outstanding at the end of period	72,923	80,207	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/PPM America Value Equity Division22

Accumulation unit value:
Beginning of period	$15.22	$10.70	$20.61	$22.21	$19.97
End of period	$17.59	$15.22	$10.70	$20.61	$22.21
Accumulation units outstanding at the end of period	-	167	2,339	20,054	28,190

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/PPM America Value Equity Division22

Accumulation unit value:
Beginning of period	$19.35	$17.93	$14.63	$17.69
End of period	$19.97	$19.35	$17.93	$14.63
Accumulation units outstanding at the end of period	31,409	27,682	43,803	4,601

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Red Rocks Listed Private Equity Division548

Accumulation unit value:
Beginning of period	$8.17	$5.92	$10.00	N/A	N/A
End of period	$10.16	$8.17	$5.92	N/A	N/A
Accumulation units outstanding at the end of period	674	1,030	621	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Red Rocks Listed Private Equity Division548

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P 4 Division533

Accumulation unit value:
Beginning of period	$9.31	$6.67	$9.92	$10.30	N/A
End of period	$10.42	$9.31	$6.67	$9.92	N/A
Accumulation units outstanding at the end of period	2,700	11,657	14,515	6,018	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P 4 Division533

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.77	$8.96	N/A	N/A	N/A
End of period	$10.82	$9.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	178	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.64	$6.73	N/A	N/A	N/A
End of period	$10.05	$8.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	202	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.66	$8.31	N/A	N/A	N/A
End of period	$10.87	$9.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	218	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Aggressive Growth Division15

Accumulation unit value:
Beginning of period	$12.53	$9.72	$16.24	$15.13	$13.31
End of period	$14.43	$12.53	$9.72	$16.24	$15.13
Accumulation units outstanding at the end of period	-	-	44,194	131,098	170,987

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division15

Accumulation unit value:
Beginning of period	$12.47	$11.26	$9.02	$11.29
End of period	$13.31	$12.47	$11.26	$9.02
Accumulation units outstanding at the end of period	158,118	131,774	21,246	7,596
Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Conservative Division293

Accumulation unit value:
Beginning of period	$11.05	$9.90	$11.67	$11.16	$10.52
End of period	$11.82	$11.05	$9.90	$11.67	$11.16
Accumulation units outstanding at the end of period	-	1,143	1,248	9,247	7,417

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Conservative Division293

Accumulation unit value:
Beginning of period	$10.31	$9.94	N/A	N/A
End of period	$10.52	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	1,216	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Growth Division15

Accumulation unit value:
Beginning of period	$12.90	$10.24	$16.11	$15.06	$13.42
End of period	$14.73	$12.90	$10.24	$16.11	$15.06
Accumulation units outstanding at the end of period	3,646	4,871	118,818	325,486	446,541

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Growth Division15

Accumulation unit value:
Beginning of period	$12.70	$11.58	$9.67	$11.33
End of period	$13.42	$12.70	$11.58	$9.67
Accumulation units outstanding at the end of period	391,271	338,182	287,338	57,570

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Division287

Accumulation unit value:
Beginning of period	$11.28	$9.66	$12.48	$11.77	$10.84
End of period	$12.35	$11.28	$9.66	$12.48	$11.77
Accumulation units outstanding at the end of period	-	2,088	1,024	24,835	14,345

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Division287

Accumulation unit value:
Beginning of period	$10.50	$9.89	N/A	N/A
End of period	$10.84	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	392	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Managed Moderate Growth Division18

Accumulation unit value:
Beginning of period	$13.25	$10.91	$15.30	$14.32	$12.98
End of period	$14.75	$13.25	$10.91	$15.30	$14.32
Accumulation units outstanding at the end of period	6,619	7,169	73,394	144,495	169,065

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Managed Moderate Growth Division18

Accumulation unit value:
Beginning of period	$12.40	$11.50	$9.93	$10.95
End of period	$12.98	$12.40	$11.50	$9.93
Accumulation units outstanding at the end of period	250,549	211,334	195,452	138,569

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.95	$8.52	N/A	N/A	N/A
End of period	$9.69	$8.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	223	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Balanced Division16

Accumulation unit value:
Beginning of period	$25.27	$21.46	$27.52	$26.03	$23.28
End of period	$27.54	$25.27	$21.46	$27.52	$26.03
Accumulation units outstanding at the end of period	314	1,767	20,806	60,657	48,703

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Balanced Division16

Accumulation unit value:
Beginning of period	$22.48	$20.61	$17.24	$18.65
End of period	$23.28	$22.48	$20.61	$17.24
Accumulation units outstanding at the end of period	55,640	41,432	34,492	5,778

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Money Market Division58

Accumulation unit value:
Beginning of period	$12.66	$12.85	$12.78	$12.41	$12.07
End of period	$12.45	$12.66	$12.85	$12.78	$12.41
Accumulation units outstanding at the end of period	197	4,579	360,162	292,896	93,988

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Money Market Division58

Accumulation unit value:
Beginning of period	$11.94	$12.05	$12.19	$12.23
End of period	$12.07	$11.94	$12.05	$12.19
Accumulation units outstanding at the end of period	45,636	32,699	39,518	94,690

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/Select Value Division92

Accumulation unit value:
Beginning of period	$17.55	$14.39	$21.95	$20.69	$17.40
End of period	$19.63	$17.55	$14.39	$21.95	$20.69
Accumulation units outstanding at the end of period	-	250	24,774	52,083	46,885

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/Select Value Division92

Accumulation unit value:
Beginning of period	$16.35	$14.48	$10.92	$10.64
End of period	$17.40	$16.35	$14.48	$10.92
Accumulation units outstanding at the end of period	35,138	28,798	15,807	449

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Established Growth Division14

Accumulation unit value:
Beginning of period	$25.25	$17.89	$31.82	$29.38	$26.27
End of period	$29.00	$25.25	$17.89	$31.82	$29.38
Accumulation units outstanding at the end of period	481	2,483	14,104	39,912	32,395

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division14

Accumulation unit value:
Beginning of period	$25.17	$23.29	$18.14	$22.87
End of period	$26.27	$25.17	$23.29	$18.14
Accumulation units outstanding at the end of period	30,415	19,789	34,370	6,238

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Mid-Cap Growth Division14

Accumulation unit value:
Beginning of period	$37.46	$25.93	$44.42	$38.53	$36.68
End of period	$47.11	$37.46	$25.93	$44.42	$38.53
Accumulation units outstanding at the end of period	103	502	10,954	23,789	23,436

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Mid-Cap Growth Division14

Accumulation unit value:
Beginning of period	$32.68	$28.15	$20.65	$26.56
End of period	$36.68	$32.68	$28.15	$20.65
Accumulation units outstanding at the end of period	45,228	32,429	29,635	4,086

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Short-Term Bond Division458

Accumulation unit value:
Beginning of period	$10.29	$9.72	$10.51	$10.20	$10.00
End of period	$10.42	$10.29	$9.72	$10.51	$10.20
Accumulation units outstanding at the end of period	-	1,229	4,733	6,514	2,949

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Short-Term Bond Division458

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006

JNL/T.Rowe Price Value Division14

Accumulation unit value:
Beginning of period	$12.61	$9.36	$15.98	$16.11	$13.64
End of period	$14.38	$12.61	$9.36	$15.98	$16.11
Accumulation units outstanding at the end of period	-	1,958	19,678	71,457	82,961

Investment Divisions	December 31,	December 31,	December 31,	December 31,
	2005	2004	2003	2002

JNL/T.Rowe Price Value Division14

Accumulation unit value:
Beginning of period	$13.07	$11.53	$9.03	$11.24
End of period	$13.64	$13.07	$11.53	$9.03
Accumulation units outstanding at the end of period	93,544	75,742	67,273	15,945

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division561

Accumulation unit value:
Beginning of period	$12.57	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.97	$12.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,481	20,653	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division573

Accumulation unit value:
Beginning of period	$13.08	$10.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.70	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,746	1,462	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division613
Accumulation unit value:
Beginning of period	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	279	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division610

Accumulation unit value:
Beginning of period	$9.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,082	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.67	$6.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,684	85,528	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division611

Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,319	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.68	$8.87	$12.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$10.68	$8.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,958	17,758	5,165	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division262
Accumulation unit value:
Beginning of period	$22.94	$16.88	$29.85	$25.17	$22.59	$22.55	$20.13	N/A	N/A
End of period	$25.21	$22.94	$16.88	$29.85	$25.17	$22.59	$22.55	N/A	N/A
Accumulation units outstanding at the end of period	13,335	9,169	1,229	-	-	-	-	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$22.32	$16.84	$28.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.73	$22.32	$16.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,946	9,559	2,863	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.68	$11.16	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.14	$14.68	$11.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,583	6,204	1,671	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$20.24	$15.19	$24.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.99	$20.24	$15.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,312	6,336	3,366	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.97	$6.23	$9.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.65	$7.97	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,251	19,642	90,672	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.43	$5.78	$9.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.83	$7.43	$5.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	408	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division455

Accumulation unit value:
Beginning of period	$9.81	$7.51	$10.87	$10.86	$9.94	N/A	N/A	N/A	N/A
End of period	$10.86	$9.81	$7.51	$10.87	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,159	31,390	19,623	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.70	$4.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.94	$6.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,816	48,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,432	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division376
Accumulation unit value:
Beginning of period	$10.06	$7.66	$11.65	$12.62	$10.91	$10.38	N/A	N/A	N/A
End of period	$12.54	$10.06	$7.66	$11.65	$12.62	$10.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002
JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$20.69	$18.43	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.89	$20.69	$18.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,074	15,967	32,731	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,486	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division376

Accumulation unit value:
Beginning of period	$10.61	$8.14	$12.95	$12.81	$11.26	$10.46	N/A	N/A	N/A
End of period	$12.98	$10.61	$8.14	$12.95	$12.81	$11.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	549	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division500

Accumulation unit value:
Beginning of period	$10.68	$8.19	$12.96	$15.51	$10.00	N/A	N/A	N/A	N/A
End of period	$12.30	$10.68	$8.19	$12.96	$15.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,243	12,644	3,131	-	-	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$14.50	$10.77	$18.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.01	$14.50	$10.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,127	1,378	2,434	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.56	$8.64	$13.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.18	$10.56	$8.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,179	5,996	4,150	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$12.19	$9.20	$15.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$12.19	$9.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,394	6,230	4,592	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division589

Accumulation unit value:
Beginning of period	$10.36	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.19	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143,067	23,390	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$11.92	$9.32	$17.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.61	$11.92	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,219	18,793	34,720	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$19.12	$13.60	$13.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.61	$19.12	$13.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,293	4,979	3,517	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.27	$16.94	$11.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.23	$17.27	$16.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,337	16,024	10,490	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division450

Accumulation unit value:
Beginning of period	$11.68	$6.92	$14.08	$10.87	$10.07	N/A	N/A	N/A	N/A
End of period	$13.99	$11.68	$6.92	$14.08	$10.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,249	4,236	2,774	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$16.06	$11.69	$19.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.43	$16.06	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,950	14,809	9,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	302	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division82

Accumulation unit value:
Beginning of period	$11.38	$7.57	$11.89	$12.44	$11.28	$11.81	$9.86	$7.55	$6.89
End of period	$13.75	$11.38	$7.57	$11.89	$12.44	$11.28	$11.81	$9.86	$7.55
Accumulation units outstanding at the end of period	19,765	23,639	10,488	-	-	-	-	2,540	2,596

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.47	$11.99	$11.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.98	$12.47	$11.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	974	1,379	514	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division82

Accumulation unit value:
Beginning of period	$6.72	$5.90	$11.11	$11.19	$8.79	$9.47	$9.37	$7.58	$6.39
End of period	$8.23	$6.72	$5.90	$11.11	$11.19	$8.79	$9.47	$9.37	$7.58
Accumulation units outstanding at the end of period	32,026	38,898	20,304	-	-	-	-	2,498	2,639

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.14	$5.20	$10.44	$11.80	$10.00	N/A	N/A	N/A	N/A
End of period	$6.77	$6.14	$5.20	$10.44	$11.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,725	61,455	107,191	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$12.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	310	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.69	$5.74	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.69	$5.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	487	8,941	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division82

Accumulation unit value:
Beginning of period	$12.36	$9.59	$18.95	$17.35	$12.59	$11.62	$9.23	$7.05	$6.71
End of period	$13.93	$12.36	$9.59	$18.95	$17.35	$12.59	$11.62	$9.23	$7.05
Accumulation units outstanding at the end of period	14,377	20,098	10,135	-	-	-	-	2,717	2,606

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	457	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$11.16	$9.38	$12.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.39	$11.16	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	379	462	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.36	$11.30	$20.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.08	$14.36	$11.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,185	3,008	660	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division290

Accumulation unit value:
Beginning of period	$9.53	$7.81	$13.82	$13.86	$11.86	$10.90	$9.72	N/A	N/A
End of period	$10.97	$9.53	$7.81	$13.82	$13.86	$11.86	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	58,735	126,892	132,568	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division455

Accumulation unit value:
Beginning of period	$8.59	$6.34	$11.96	$10.71	$9.82	N/A	N/A	N/A	N/A
End of period	$9.59	$8.59	$6.34	$11.96	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,775	9,942	10,972	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division294

Accumulation unit value:
Beginning of period	$9.63	$7.30	$12.70	$10.85	$10.54	$10.83	$9.85	N/A	N/A
End of period	$11.10	$9.63	$7.30	$12.70	$10.85	$10.54	$10.83	N/A	N/A
Accumulation units outstanding at the end of period	3,875	43,806	30,700	-	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division399

Accumulation unit value:
Beginning of period	$26.29	$22.27	$36.45	$27.41	$23.08	$10.00	N/A	N/A	N/A
End of period	$30.79	$26.29	$22.27	$36.45	$27.41	$23.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,406	24,716	2,294	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	316	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division82

Accumulation unit value:
Beginning of period	$8.22	$6.98	$14.09	$13.65	$13.26	$9.83	$8.50	$7.27	$7.35
End of period	$9.00	$8.22	$6.98	$14.09	$13.65	$13.26	$9.83	$8.50	$7.27
Accumulation units outstanding at the end of period	16,780	20,939	10,331	-	-	-	-	2,631	2,443

JNL/MCM S&P 24 Division467

Accumulation unit value:
Beginning of period	$8.32	$7.12	$10.77	$10.18	$9.58	N/A	N/A	N/A	N/A
End of period	$9.54	$8.32	$7.12	$10.77	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	382	680	808	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.32	$9.82	$15.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.48	$13.32	$9.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,597	3,974	2,537	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.47	$7.65	$12.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.66	$9.47	$7.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,134	43,269	12,562	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	381	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division82

Accumulation unit value:
Beginning of period	$11.21	$10.87	$18.44	$20.95	$19.46	$18.17	$16.42	$11.28	$9.94
End of period	$12.70	$11.21	$10.87	$18.44	$20.95	$19.46	$18.17	$16.42	$11.28
Accumulation units outstanding at the end of period	10,049	13,139	8,395	-	-	-	-	1,703	1,761

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.93	$9.53	$14.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.81	$11.93	$9.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,710	11,157	2,551	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.17	$4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.80	$6.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,221	158	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division285

Accumulation unit value:
Beginning of period	$10.34	$9.17	$17.75	$15.11	$15.59	$11.42	$9.76	N/A	N/A
End of period	$12.45	$10.34	$9.17	$17.75	$15.11	$15.59	$11.42	N/A	N/A
Accumulation units outstanding at the end of period	16,701	65,681	87,728	-	-	-	-	N/A	N/A

JNL/MCM VIP Division290

Accumulation unit value:
Beginning of period	$9.83	$8.07	$14.35	$13.18	$11.95	$11.07	$9.76	N/A	N/A
End of period	$11.15	$9.83	$8.07	$14.35	$13.18	$11.95	$11.07	N/A	N/A
Accumulation units outstanding at the end of period	3,364	3,950	3,071	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$12.01	$8.76	$14.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	$12.01	$8.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,563	13,706	6,600	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$8.01	$4.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$8.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,680	4,800	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division537

Accumulation unit value:
Beginning of period	$7.44	$4.15	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.56	$7.44	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,637	8,967	5,848	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.90	$10.33	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.61	$11.90	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,175	93,578	68,588	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$16.70	$14.71	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.66	$16.70	$14.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	117,534	100,920	41,290	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$13.26	$9.22	$13.54	$13.92	$12.81	$12.82	$12.47	N/A	N/A
End of period	$15.07	$13.26	$9.22	$13.54	$13.92	$12.81	$12.82	N/A	N/A
Accumulation units outstanding at the end of period	12,294	12,202	6,201	-	-	-	-	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division546

Accumulation unit value:
Beginning of period	$8.21	$6.23	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$8.21	$6.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	651	-	658	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.11	$10.63	$11.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.45	$15.11	$10.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,681	3,134	2,024	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division550

Accumulation unit value:
Beginning of period	$8.17	$5.92	$8.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	$8.17	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,687	7,872	163	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.30	$6.67	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	$9.30	$6.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,468	40,292	1,002	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	381	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,206	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	391	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.45	$9.67	$16.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$12.45	$9.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,794	12,446	3,591	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division301

Accumulation unit value:
Beginning of period	$11.02	$9.88	$11.65	$11.15	$10.51	$10.31	$10.09	N/A	N/A
End of period	$11.78	$11.02	$9.88	$11.65	$11.15	$10.51	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	8,481	4,145	1,291	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.83	$10.19	$15.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.64	$12.83	$10.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,832	88,290	22,315	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division281

Accumulation unit value:
Beginning of period	$11.25	$9.64	$12.46	$11.76	$10.84	$10.50	$10.00	N/A	N/A
End of period	$12.31	$11.25	$9.64	$12.46	$11.76	$10.84	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	10,827	170	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$13.17	$10.85	$15.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.66	$13.17	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,482	33,997	8,441	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$25.08	$21.32	$27.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.33	$25.08	$21.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,407	7,039	1,751	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division86

Accumulation unit value:
Beginning of period	$12.54	$12.74	$12.68	$12.31	$11.98	$11.87	$11.98	$12.13	$12.15
End of period	$12.33	$12.54	$12.74	$12.68	$12.31	$11.98	$11.87	$11.98	$12.13
Accumulation units outstanding at the end of period	21,755	31,391	29,948	-	-	-	-	-	-

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.49	$14.35	$21.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.55	$17.49	$14.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,247	4,675	2,449	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$25.07	$17.77	$13.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.78	$25.07	$17.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,937	4,585	1,400	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$37.18	$25.76	$43.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$46.74	$37.18	$25.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,758	5,587	4,296	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division452

Accumulation unit value:
Beginning of period	$10.28	$9.71	$10.50	$10.19	$10.00	N/A	N/A	N/A	N/A
End of period	$10.40	$10.28	$9.71	$10.50	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,444	2,036	2,494	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.55	$9.31	$15.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.30	$12.55	$9.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,111	12,878	6,969	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.63	$8.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	724	724	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$22.15	$16.72	$28.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.53	$22.15	$16.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14	14	15	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$14.64	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.09	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,169	1,169	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$20.53	$18.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.72	$20.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,260	1,260	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.65	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	216	216	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.51	$8.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	744	744	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division587

Accumulation unit value:
Beginning of period	$10.36	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.18	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	245	246	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$17.14	$16.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.08	$17.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	398	398	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$15.96	$11.63	$19.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.30	$15.96	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	531	535	254	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.29	$11.25	$20.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.00	$14.29	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122	123	124	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.50	$7.79	$13.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.93	$9.50	$7.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,207	2,203	2,295	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.26	$9.78	$15.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.40	$13.26	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	250	252	255	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.43	$7.62	$12.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.61	$9.43	$7.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,061	1,076	788	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.88	$9.49	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.74	$11.88	$9.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	517	523	248	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.32	$9.15	$17.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$10.32	$9.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	969	895	968	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$11.96	$8.73	$14.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$11.96	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144	145	147	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$16.60	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.54	$16.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,337	3,337	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$13.18	$9.17	$13.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.97	$13.18	$9.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,882	1,886	474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$15.00	$11.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.31	$15.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	321	321	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.29	$6.66	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$9.29	$6.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,077	1,201	1,040	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$12.38	$9.61	$15.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.25	$12.38	$9.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	513	797	-282	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002
JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$13.09	$10.79	$15.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.56	$13.09	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,702	6,702	6,702	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$24.90	$21.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.12	$24.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	713	713	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$24.88	$18.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.55	$24.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	593	593	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$36.91	$25.58	$43.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$46.38	$36.91	$25.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23	24	24	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$12.49	$9.27	$15.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.23	$12.49	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,458	1,461	55	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division564

Accumulation unit value:
Beginning of period	$12.56	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.95	$12.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	8,655	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	$13.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division559

Accumulation unit value:
Beginning of period	$13.39	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$13.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,956	1,630	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division565

Accumulation unit value:
Beginning of period	$13.79	$10.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.69	$13.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,995	18,167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division607

Accumulation unit value:
Beginning of period	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	278	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division605

Accumulation unit value:
Beginning of period	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.64	$6.55	$13.66	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$11.12	$9.64	$6.55	$13.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,994	2,452	9,259	16,079	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division61

Accumulation unit value:
Beginning of period	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33	$8.39
End of period	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82	$10.01	$9.31	$8.33
Accumulation units outstanding at the end of period	152	3,784	16,149	21,655	38,174	19,060	23,401	28,548	8,903

JNL/Capital Guardian
Global Diversified Research Division277
Accumulation unit value:
Beginning of period	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33	$19.18	N/A	N/A
End of period	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35	$22.33	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	512	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division45
Accumulation unit value:
Beginning of period	$21.99	$16.61	$28.60	$26.54	$25.83	$25.13	$22.91	$17.22	$20.30
End of period	$24.34	$21.99	$16.61	$28.60	$26.54	$25.83	$25.13	$22.91	$17.22
Accumulation units outstanding at the end of period	226	226	-	691	1,060	1,063	7,845	1,388	458

JNL/Eagle Core Equity Division59

Accumulation unit value:
Beginning of period	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02	$13.23
End of period	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88	$16.63	$15.92	$13.02
Accumulation units outstanding at the end of period	227	307	3,442	9,582	12,011	12,603	5,441	6,498	2,025

JNL/Eagle SmallCap Equity Division51

Accumulation unit value:
Beginning of period	$19.97	$15.01	$24.76	$22.49	$19.07	$18.93	$16.23	$11.80	$13.73
End of period	$26.60	$19.97	$15.01	$24.76	$22.49	$19.07	$18.93	$16.23	$11.80
Accumulation units outstanding at the end of period	-	2,116	4,619	3,859	5,493	5,447	5,974	3,959	2,028

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.95	$6.22	$9.92	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.62	$7.95	$6.22	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,602	9,563	27,364	7,050	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division456

Accumulation unit value:
Beginning of period	$9.78	$7.49	$10.85	$10.85	$9.95	N/A	N/A	N/A	N/A
End of period	$10.81	$9.78	$7.49	$10.85	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,673	3,244	6,361	10,805	3,754	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.48	$6.01	$9.85	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$7.48	$6.01	$9.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,738	14,131	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division365
Accumulation unit value:
Beginning of period	$10.01	$7.63	$11.62	$12.60	$10.90	$9.83	N/A	N/A	N/A
End of period	$12.47	$10.01	$7.63	$11.62	$12.60	$10.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	450	137	1,596	702	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division66

Accumulation unit value:
Beginning of period	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$15.31	$14.39
End of period	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07	$17.92	$17.07	$15.31
Accumulation units outstanding at the end of period	7,118	2,261	10,819	37,876	41,592	37,773	20,796	18,738	7,862

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.64	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.27	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,466	486	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division394

Accumulation unit value:
Beginning of period	$10.56	$8.11	$12.92	$12.79	$11.25	$10.99	N/A	N/A	N/A
End of period	$12.90	$10.56	$8.11	$12.92	$12.79	$11.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	190	2,682	6,139	6,330	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$8.00	$7.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.55	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,624	903	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division369

Accumulation unit value:
Beginning of period	$10.63	$8.16	$12.93	$15.49	$11.56	$10.45	N/A	N/A	N/A
End of period	$12.22	$10.63	$8.16	$12.93	$15.49	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,919	2,438	1,077	6,097	9,864	2,162	N/A	N/A	N/A

JNL/Invesco International Growth Division35

Accumulation unit value:
Beginning of period	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99	$11.58
End of period	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10	$12.97	$11.35	$8.99
Accumulation units outstanding at the end of period	6,076	4,629	777	4,549	3,900	11,869	5,794	15,004	3,697

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division14

Accumulation unit value:
Beginning of period	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04	$10.22	$8.01	$10.31
End of period	$12.07	$10.47	$8.58	$14.01	$12.32	$11.63	$11.04	$10.22	$8.01
Accumulation units outstanding at the end of period	1,043	2,384	6,180	19,070	29,435	26,693	47,247	34,928	23,244

JNL/Invesco Small Cap Growth Division45

Accumulation unit value:
Beginning of period	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$8.25	$9.94
End of period	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54	$11.78	$11.22	$8.25
Accumulation units outstanding at the end of period	427	435	2,688	6,323	9,790	5,657	4,461	11,752	2,526
JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,986	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division140

Accumulation unit value:
Beginning of period	$11.78	$9.22	$16.90	$15.37	$11.86	$10.18	$8.46	$6.46	N/A
End of period	$12.45	$11.78	$9.22	$16.90	$15.37	$11.86	$10.18	$8.46	N/A
Accumulation units outstanding at the end of period	1,457	2,016	14,315	26,527	17,738	18,467	26,326	29,178	N/A

JNL/JPMorgan MidCap Growth Division14

Accumulation unit value:
Beginning of period	$18.84	$13.42	$24.60	$23.20	$21.08	$20.21	$17.44	$13.09	$16.80
End of period	$23.25	$18.84	$13.42	$24.60	$23.20	$21.08	$20.21	$17.44	$13.09
Accumulation units outstanding at the end of period	586	606	2,137	3,776	3,395	1,757	2,062	2,387	1,903

JNL/JPMorgan U.S. Government
& Quality Bond Division51
Accumulation unit value:
Beginning of period	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79	$13.94
End of period	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07	$14.99	$14.70	$14.79
Accumulation units outstanding at the end of period	95	611	35,215	16,968	34,586	31,728	25,202	33,541	12,495

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division449

Accumulation unit value:
Beginning of period	$11.63	$6.90	$14.06	$10.86	$9.98	N/A	N/A	N/A	N/A
End of period	$13.93	$11.63	$6.90	$14.06	$10.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,491	3,264	1,246	3,064	60	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division14

Accumulation unit value:
Beginning of period	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78	$13.70	$10.82	$13.20
End of period	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93	$16.78	$13.70	$10.82
Accumulation units outstanding at the end of period	476	3,558	14,421	25,772	28,912	42,045	28,145	27,030	12,213

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division46

Accumulation unit value:
Beginning of period	$11.26	$7.50	$11.78	$12.35	$11.20	$11.75	$9.81	$7.52	$9.18
End of period	$13.59	$11.26	$7.50	$11.78	$12.35	$11.20	$11.75	$9.81	$7.52
Accumulation units outstanding at the end of period	10,378	11,389	26,350	100,056	175,520	189,485	133,730	129,931	42,025

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division59

Accumulation unit value:
Beginning of period	$12.37	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	$10.67	$10.25
End of period	$12.86	$12.37	$11.91	$11.69	$11.19	$10.99	$10.98	$10.79	$10.67
Accumulation units outstanding at the end of period	1,094	1,210	3,652	10,401	31,729	31,228	26,652	28,142	7,401

JNL/MCM Communications Sector Division220

Accumulation unit value:
Beginning of period	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47	$4.28	N/A	N/A
End of period	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43	$4.47	N/A	N/A
Accumulation units outstanding at the end of period	-	722	2,294	29,489	9,737	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division219

Accumulation unit value:
Beginning of period	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68	$9.98	N/A	N/A
End of period	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	10,384	7,776	-	N/A	N/A

JNL/MCM Dow 10 Division14

Accumulation unit value:
Beginning of period	$6.65	$5.84	$11.02	$11.11	$8.73	$9.42	$9.32	$7.55	$9.00
End of period	$8.14	$6.65	$5.84	$11.02	$11.11	$8.73	$9.42	$9.32	$7.55
Accumulation units outstanding at the end of period	22,355	25,648	50,283	133,340	153,761	163,204	150,162	182,323	69,768

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.12	$5.18	$10.42	$11.79	$10.00	N/A	N/A	N/A	N/A
End of period	$6.73	$6.12	$5.18	$10.42	$11.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,073	6,146	20,037	39,869	30,061	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division226

Accumulation unit value:
Beginning of period	$6.62	$5.68	$11.73	$14.45	$12.40	$11.89	$11.38	N/A	N/A
End of period	$7.38	$6.62	$5.68	$11.73	$14.45	$12.40	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	-	655	-	1,915	15,636	7,917	11,888	N/A	N/A

JNL/MCM Global 15 Division46

Accumulation unit value:
Beginning of period	$12.23	$9.50	$18.79	$17.22	$12.51	$11.56	$9.19	$7.02	$8.22
End of period	$13.77	$12.23	$9.50	$18.79	$17.22	$12.51	$11.56	$9.19	$7.02
Accumulation units outstanding at the end of period	13,352	14,932	27,225	84,738	141,042	159,668	103,414	114,433	37,631

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,564	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division207

Accumulation unit value:
Beginning of period	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57	$10.47	N/A	N/A
End of period	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17	$10.57	N/A	N/A
Accumulation units outstanding at the end of period	233	846	6,809	15,891	25,212	15,801	12,183	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division59

Accumulation unit value:
Beginning of period	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44	$11.45	$8.49	$9.61
End of period	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96	$13.44	$11.45	$8.49
Accumulation units outstanding at the end of period	2,600	6,611	5,302	10,201	19,431	23,630	24,268	17,000	4,617

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division287

Accumulation unit value:
Beginning of period	$9.48	$7.77	$13.77	$13.82	$11.85	$10.90	$9.71	N/A	N/A
End of period	$10.90	$9.48	$7.77	$13.77	$13.82	$11.85	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	8,661	7,421	76,539	112,729	135,840	137,518	25,818	N/A	N/A

JNL/MCM JNL Optimized 5 Division448

Accumulation unit value:
Beginning of period	$8.55	$6.32	$11.94	$10.71	$10.00	N/A	N/A	N/A	N/A
End of period	$9.55	$8.55	$6.32	$11.94	$10.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,669	31,675	7,737	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division287

Accumulation unit value:
Beginning of period	$9.58	$7.27	$12.66	$10.83	$10.52	$10.82	$9.81	N/A	N/A
End of period	$11.03	$9.58	$7.27	$12.66	$10.83	$10.52	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	881	888	1,513	2,564	39,801	32,149	17,193	N/A	N/A

JNL/MCM NYSE International 25 Division526

Accumulation unit value:
Beginning of period	$8.19	$6.13	$11.54	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$8.22	$8.19	$6.13	$11.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,366	744	10,878	12,256	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division207

Accumulation unit value:
Beginning of period	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07	$13.17	N/A	N/A
End of period	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93	$17.07	N/A	N/A
Accumulation units outstanding at the end of period	1,079	1,473	2,362	3,524	12,468	10,223	11,107	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division46

Accumulation unit value:
Beginning of period	$8.13	$6.91	$13.97	$13.55	$13.18	$9.77	$8.46	$7.24	$9.28
End of period	$8.90	$8.13	$6.91	$13.97	$13.55	$13.18	$9.77	$8.46	$7.24
Accumulation units outstanding at the end of period	17,133	19,029	30,486	95,735	134,547	151,639	119,236	127,488	33,144

JNL/MCM S&P 24 Division470

Accumulation unit value:
Beginning of period	$8.29	$7.10	$10.75	$10.18	$9.51	N/A	N/A	N/A	N/A
End of period	$9.49	$8.29	$7.10	$10.75	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	462	2,911	3,325	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division45

Accumulation unit value:
Beginning of period	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$8.46	$10.09
End of period	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98	$12.71	$11.18	$8.46
Accumulation units outstanding at the end of period	11,573	15,747	7,671	12,879	22,383	26,624	28,833	21,895	4,399

JNL/MCM S&P 500 Index Division35

Accumulation unit value:
Beginning of period	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$7.66	$9.39
End of period	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65	$10.39	$9.61	$7.66
Accumulation units outstanding at the end of period	7,530	8,942	26,772	43,551	73,187	74,001	59,646	49,789	9,671

JNL/MCM S&P SMid 60 Division526

Accumulation unit value:
Beginning of period	$9.60	$6.05	$8.82	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	$9.60	$6.05	$8.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,482	-	15,178	29,814	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division46

Accumulation unit value:
Beginning of period	$11.09	$10.76	$18.28	$20.79	$19.34	$18.07	$16.34	$11.24	$13.47
End of period	$12.55	$11.09	$10.76	$18.28	$20.79	$19.34	$18.07	$16.34	$11.24
Accumulation units outstanding at the end of period	4,662	4,458	15,530	56,477	83,037	95,485	62,834	70,053	22,604

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division45

Accumulation unit value:
Beginning of period	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$7.88	$9.74
End of period	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34	$13.03	$11.30	$7.88
Accumulation units outstanding at the end of period	6,572	10,701	7,180	14,399	23,826	23,337	22,501	15,365	4,018

JNL/MCM Technology Sector Division241

Accumulation unit value:
Beginning of period	$6.11	$3.79	$6.83	$6.07	$5.65	$5.62	$5.49	N/A	N/A
End of period	$6.72	$6.11	$3.79	$6.83	$6.07	$5.65	$5.62	N/A	N/A
Accumulation units outstanding at the end of period	36	16,849	-	-	-	-	14,159	N/A	N/A

JNL/MCM Value Line 30 Division287

Accumulation unit value:
Beginning of period	$10.29	$9.13	$17.70	$15.08	$15.57	$11.42	$9.52	N/A	N/A
End of period	$12.37	$10.29	$9.13	$17.70	$15.08	$15.57	$11.42	N/A	N/A
Accumulation units outstanding at the end of period	1,258	4,452	11,966	20,791	43,434	26,173	1,305	N/A	N/A

JNL/MCM VIP Division287

Accumulation unit value:
Beginning of period	$9.78	$8.04	$14.30	$13.15	$11.94	$11.07	$9.75	N/A	N/A
End of period	$11.08	$9.78	$8.04	$14.30	$13.15	$11.94	$11.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	222	2,017	3,622	34,131	1,306	N/A	N/A

JNL/Oppenheimer Global Growth Division14

Accumulation unit value:
Beginning of period	$11.91	$8.70	$14.97	$14.34	$12.48	$11.17	$9.64	$6.99	$9.11
End of period	$13.49	$11.91	$8.70	$14.97	$14.34	$12.48	$11.17	$9.64	$6.99
Accumulation units outstanding at the end of period	833	1,629	16,887	32,898	41,947	22,055	19,999	25,338	6,573

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.99	$7.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.37	$7.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	323	4,867	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division541

Accumulation unit value:
Beginning of period	$7.43	$4.15	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.53	$7.43	$4.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,414	7,284	230	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.87	$10.31	$10.90	$10.09	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$11.87	$10.31	$10.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,127	16,475	46,638	22,442	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division35

Accumulation unit value:
Beginning of period	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87	$12.31
End of period	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66	$13.59	$13.25	$12.87
Accumulation units outstanding at the end of period	19,013	13,423	94,512	118,147	110,139	86,296	68,315	76,765	30,041

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73	$12.38	N/A	N/A
End of period	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71	$12.73	N/A	N/A
Accumulation units outstanding at the end of period	1,725	2,652	16,976	22,455	32,526	31,291	35,159	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division31

Accumulation unit value:
Beginning of period	$14.89	$10.49	$20.23	$21.82	$19.66	$19.08	$17.70	$14.47	$17.81
End of period	$17.18	$14.89	$10.49	$20.23	$21.82	$19.66	$19.08	$17.70	$14.47
Accumulation units outstanding at the end of period	2,058	2,253	4,247	8,001	9,498	11,129	17,531	30,293	18,253

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.16	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$8.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,567	2,836	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division534

Accumulation unit value:
Beginning of period	$9.28	$6.66	$9.92	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$9.28	$6.66	$9.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,963	15,334	8,568	1,845	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.74	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	441	623	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.61	$8.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.00	$8.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	466	705	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.63	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$9.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	438	632	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division27

Accumulation unit value:
Beginning of period	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$8.96	$10.80
End of period	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15	$12.34	$11.16	$8.96
Accumulation units outstanding at the end of period	2,461	4,269	26,335	93,964	113,310	103,349	34,500	31,822	13,198

JNL/S&P Managed Conservative Division283

Accumulation unit value:
Beginning of period	$10.97	$9.83	$11.61	$11.12	$10.50	$10.31	$9.98	N/A	N/A
End of period	$11.71	$10.97	$9.83	$11.61	$11.12	$10.50	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	1,143	5,778	33,745	31,442	4,338	5,150	-	N/A	N/A

JNL/S&P Managed Growth Division33

Accumulation unit value:
Beginning of period	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61	$11.06
End of period	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26	$12.57	$11.49	$9.61
Accumulation units outstanding at the end of period	13,714	24,231	97,794	312,644	385,812	329,656	250,611	175,041	33,691

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division290

Accumulation unit value:
Beginning of period	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49	$9.87	N/A	N/A
End of period	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	12,372	41,640	800	2,262	5,398	2,705	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division42

Accumulation unit value:
Beginning of period	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86	$10.46
End of period	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83	$12.27	$11.40	$9.86
Accumulation units outstanding at the end of period	4,442	3,974	193,526	299,973	338,709	303,360	235,565	246,429	51,178

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.92	$8.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.64	$8.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	493	649	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division59

Accumulation unit value:
Beginning of period	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$17.04	$16.78
End of period	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92	$22.16	$20.35	$17.04
Accumulation units outstanding at the end of period	9,968	8,475	20,055	32,039	44,355	39,666	28,287	27,000	7,780

JNL/Select Money Market Division33

Accumulation unit value:
Beginning of period	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$12.05	$12.11
End of period	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88	$11.77	$11.89	$12.05
Accumulation units outstanding at the end of period	46,362	49,035	63,399	61,652	78,322	44,530	46,705	45,034	17,529

JNL/Select Value Division103

Accumulation unit value:
Beginning of period	$17.37	$14.26	$21.79	$20.57	$17.32	$16.30	$14.46	$10.26	N/A
End of period	$19.39	$17.37	$14.26	$21.79	$20.57	$17.32	$16.30	$14.46	N/A
Accumulation units outstanding at the end of period	7,978	5,577	11,211	20,114	18,691	19,874	14,493	3,195	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division93

Accumulation unit value:
Beginning of period	$24.70	$17.53	$31.22	$28.87	$25.86	$24.81	$22.99	$17.93	$19.07
End of period	$28.33	$24.70	$17.53	$31.22	$28.87	$25.86	$24.81	$22.99	$17.93
Accumulation units outstanding at the end of period	1,806	5,354	14,598	28,266	27,253	23,102	14,444	17,982	253

JNL/T.Rowe Price Mid-Cap Growth Division41

Accumulation unit value:
Beginning of period	$36.64	$25.41	$43.59	$37.86	$36.10	$32.21	$27.78	$20.41	$24.90
End of period	$46.02	$36.64	$25.41	$43.59	$37.86	$36.10	$32.21	$27.78	$20.41
Accumulation units outstanding at the end of period	374	2,337	7,266	13,675	12,496	10,998	12,112	10,003	2,861

JNL/T.Rowe Price Short-Term Bond Division468

Accumulation unit value:
Beginning of period	$10.24	$9.68	$10.49	$10.19	$10.00	N/A	N/A	N/A	N/A
End of period	$10.35	$10.24	$9.68	$10.49	$10.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123	918	32,293	21,316	78	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division14

Accumulation unit value:
Beginning of period	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99	$11.20
End of period	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53	$12.97	$11.47	$8.99
Accumulation units outstanding at the end of period	1,272	7,740	16,932	38,787	52,692	70,355	55,678	57,992	18,200

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.20	$7.46	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.51	$11.20	$7.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,262	1,382	1,478	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.61	$5.81	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$6.61	$5.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,511	1,655	1,770	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$12.16	$9.46	$18.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.70	$12.16	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,330	1,457	1,558	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$14.18	$11.17	$19.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.87	$14.18	$11.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,097	1,201	1,285	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$8.09	$6.88	$13.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.84	$8.09	$6.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,517	1,661	1,777	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$13.16	$9.71	$15.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.25	$13.16	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,145	1,254	1,341	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$9.36	$7.57	$12.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	$9.36	$7.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,373	1,503	1,608	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$11.03	$10.71	$17.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$11.03	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	836	916	980	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.78	$9.42	$14.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.61	$11.78	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,139	1,247	1,334	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,208	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division563

Accumulation unit value:
Beginning of period	$12.55	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.92	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,305	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.61	$6.53	$13.65	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	$9.61	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	566	1,033	838	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division88

Accumulation unit value:
Beginning of period	$10.47	$8.72	$12.39	$11.69	$10.76	$9.96	$9.28	$8.31	$8.37
End of period	$11.20	$10.47	$8.72	$12.39	$11.69	$10.76	$9.96	$9.28	$8.31
Accumulation units outstanding at the end of period	-	-	3,204	8,265	5,300	3,827	3,855	8,586	2,113

JNL/Capital Guardian
Global Diversified Research Division265
Accumulation unit value:
Beginning of period	$22.28	$16.43	$29.11	$24.59	$22.12	$22.12	$20.03	N/A	N/A
End of period	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12	$22.12	N/A	N/A
Accumulation units outstanding at the end of period	-	-	440	335	197	198	91	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division97
Accumulation unit value:
Beginning of period	$21.67	$16.38	$28.24	$26.23	$25.56	$24.89	$22.71	$17.09	$16.96
End of period	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56	$24.89	$22.71	$17.09
Accumulation units outstanding at the end of period	-	-	565	2,407	2,425	2,260	965	964	324

JNL/Eagle Core Equity Division70

Accumulation unit value:
Beginning of period	$14.29	$10.88	$18.20	$18.44	$16.73	$16.49	$15.09	$12.94	$13.70
End of period	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73	$16.49	$15.09	$12.94
Accumulation units outstanding at the end of period	-	163	4,918	7,295	8,634	13,318	13,385	13,802	1,765

JNL/Eagle SmallCap Equity Division57

Accumulation unit value:
Beginning of period	$19.70	$14.82	$24.48	$22.26	$18.89	$18.78	$16.11	$11.73	$12.43
End of period	$26.23	$19.70	$14.82	$24.48	$22.26	$18.89	$18.78	$16.11	$11.73
Accumulation units outstanding at the end of period	-	125	4,507	3,686	3,978	4,317	4,006	4,620	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.93	$6.21	$9.91	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.59	$7.93	$6.21	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	14,556	111,593	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division456

Accumulation unit value:
Beginning of period	$9.74	$7.47	$10.83	$10.84	$9.95	N/A	N/A	N/A	N/A
End of period	$10.76	$9.74	$7.47	$10.83	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,210	25,232	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division371
Accumulation unit value:
Beginning of period	$9.96	$7.60	$11.58	$12.58	$10.89	$10.28	N/A	N/A	N/A
End of period	$12.40	$9.96	$7.60	$11.58	$12.58	$10.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	325	350	372	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division68

Accumulation unit value:
Beginning of period	$20.09	$17.94	$19.28	$18.36	$17.88	$17.75	$16.92	$15.19	$14.49
End of period	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88	$17.75	$16.92	$15.19
Accumulation units outstanding at the end of period	845	844	10,810	58,600	62,268	51,094	22,933	10,459	1,590

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.62	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,709	2,729	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division371

Accumulation unit value:
Beginning of period	$10.51	$8.08	$12.88	$12.77	$11.25	$10.32	N/A	N/A	N/A
End of period	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	739	739	739	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division368

Accumulation unit value:
Beginning of period	$10.58	$8.13	$12.89	$15.46	$11.55	$10.32	N/A	N/A	N/A
End of period	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	602	602	3,282	3,708	-	N/A	N/A	N/A

JNL/Invesco International Growth Division68

Accumulation unit value:
Beginning of period	$14.08	$10.48	$18.08	$16.78	$13.95	$12.85	$11.25	$8.92	$9.67
End of period	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95	$12.85	$11.25	$8.92
Accumulation units outstanding at the end of period	-	173	671	2,912	2,483	4,113	965	5,010	3,692

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division31

Accumulation unit value:
Beginning of period	$10.38	$8.52	$13.92	$12.26	$11.58	$11.01	$10.20	$8.00	$10.02
End of period	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58	$11.01	$10.20	$8.00
Accumulation units outstanding at the end of period	-	-	2,064	11,907	16,055	15,088	17,485	6,786	4,117

JNL/Invesco Small Cap Growth Division31

Accumulation unit value:
Beginning of period	$11.99	$9.07	$15.33	$14.03	$12.49	$11.74	$11.20	$8.25	$10.83
End of period	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49	$11.74	$11.20	$8.25
Accumulation units outstanding at the end of period	-	5,356	7,229	12,901	12,377	8,540	6,908	5,266	2,358

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division126

Accumulation unit value:
Beginning of period	$11.64	$9.12	$16.74	$15.24	$11.77	$10.11	$8.41	$6.08	N/A
End of period	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77	$10.11	$8.41	N/A
Accumulation units outstanding at the end of period	-	-	17,391	41,077	18,193	17,909	13,709	11,228	N/A

JNL/JPMorgan MidCap Growth Division97

Accumulation unit value:
Beginning of period	$18.57	$13.24	$24.29	$22.93	$20.86	$20.02	$17.29	$12.99	$12.92
End of period	$22.89	$18.57	$13.24	$24.29	$22.93	$20.86	$20.02	$17.29	$12.99
Accumulation units outstanding at the end of period	31	58	1,821	6,258	1,824	2,274	1,139	1,950	426

JNL/JPMorgan U.S. Government
& Quality Bond Division49
Accumulation unit value:
Beginning of period	$16.77	$16.49	$15.77	$15.11	$14.91	$14.85	$14.57	$14.68	$13.83
End of period	$17.67	$16.77	$16.49	$15.77	$15.11	$14.91	$14.85	$14.57	$14.68
Accumulation units outstanding at the end of period	-	-	4,144	13,139	17,803	24,507	35,392	46,099	35,302

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division448

Accumulation unit value:
Beginning of period	$11.59	$6.88	$14.03	$10.85	$9.99	N/A	N/A	N/A	N/A
End of period	$13.86	$11.59	$6.88	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	350	376	1,368	3,933	1,438	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division71

Accumulation unit value:
Beginning of period	$15.68	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	$10.77	$10.67
End of period	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79	$16.66	$13.62	$10.77
Accumulation units outstanding at the end of period	40	5,845	13,141	35,524	35,130	35,446	27,389	14,655	9,320

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division26

Accumulation unit value:
Beginning of period	$11.14	$7.43	$11.68	$12.26	$11.13	$11.69	$9.77	$7.50	$9.70
End of period	$13.43	$11.14	$7.43	$11.68	$12.26	$11.13	$11.69	$9.77	$7.50
Accumulation units outstanding at the end of period	1,616	1,577	33,279	56,102	104,690	107,623	130,374	189,223	122,007

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division30

Accumulation unit value:
Beginning of period	$12.27	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	$10.66	$9.96
End of period	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94	$10.95	$10.77	$10.66
Accumulation units outstanding at the end of period	3,063	3,055	1,831	3,295	4,450	5,626	3,959	6,031	13,252

JNL/MCM Communications Sector Division262

Accumulation unit value:
Beginning of period	$4.39	$3.56	$6.01	$5.88	$4.40	$4.44	$3.91	N/A	N/A
End of period	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40	$4.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	47,774	1,675	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division260

Accumulation unit value:
Beginning of period	$9.01	$6.90	$10.23	$11.32	$10.17	$10.62	$9.74	N/A	N/A
End of period	$10.85	$9.01	$6.90	$10.23	$11.32	$10.17	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division21

Accumulation unit value:
Beginning of period	$6.58	$5.79	$10.93	$11.03	$8.67	$9.37	$9.28	$7.52	$8.70
End of period	$8.05	$6.58	$5.79	$10.93	$11.03	$8.67	$9.37	$9.28	$7.52
Accumulation units outstanding at the end of period	1,668	1,625	39,671	89,037	85,624	84,220	99,992	202,408	144,121

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.09	$5.17	$10.40	$11.78	$10.00	N/A	N/A	N/A	N/A
End of period	$6.70	$6.09	$5.17	$10.40	$11.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	18,816	121,148	66,086	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division223

Accumulation unit value:
Beginning of period	$6.55	$5.63	$11.63	$14.34	$12.32	$11.83	$11.21	N/A	N/A
End of period	$7.30	$6.55	$5.63	$11.63	$14.34	$12.32	$11.83	N/A	N/A
Accumulation units outstanding at the end of period	239	302	607	52	-	-	-	N/A	N/A

JNL/MCM Global 15 Division26

Accumulation unit value:
Beginning of period	$12.10	$9.41	$18.63	$17.09	$12.43	$11.50	$9.15	$7.00	$8.87
End of period	$13.62	$12.10	$9.41	$18.63	$17.09	$12.43	$11.50	$9.15	$7.00
Accumulation units outstanding at the end of period	346	-	24,491	45,380	62,383	52,094	79,655	147,014	104,943

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division223

Accumulation unit value:
Beginning of period	$10.93	$9.21	$12.22	$11.58	$11.10	$10.51	$10.72	N/A	N/A
End of period	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	29	55	358	407	135	2,559	466	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division30

Accumulation unit value:
Beginning of period	$14.12	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	$8.48	$10.68
End of period	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90	$13.40	$11.43	$8.48
Accumulation units outstanding at the end of period	289	400	2,518	14,995	40,277	7,230	7,487	8,407	6,363

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division287

Accumulation unit value:
Beginning of period	$9.43	$7.74	$13.73	$13.79	$11.83	$10.90	$9.70	N/A	N/A
End of period	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	-	1,916	88,688	247,022	272,564	298,559	202,100	N/A	N/A

JNL/MCM JNL Optimized 5 Division447

Accumulation unit value:
Beginning of period	$8.52	$6.31	$11.92	$10.70	$10.04	N/A	N/A	N/A	N/A
End of period	$9.51	$8.52	$6.31	$11.92	$10.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	396	13,219	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division283

Accumulation unit value:
Beginning of period	$9.53	$7.24	$12.62	$10.80	$10.51	$10.82	$10.03	N/A	N/A
End of period	$10.96	$9.53	$7.24	$12.62	$10.80	$10.51	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	12,875	46,537	74,975	76,159	58,415	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division260

Accumulation unit value:
Beginning of period	$25.74	$21.85	$35.84	$27.00	$22.78	$16.97	$14.05	N/A	N/A
End of period	$30.08	$25.74	$21.85	$35.84	$27.00	$22.78	$16.97	N/A	N/A
Accumulation units outstanding at the end of period	-	629	677	1,226	1,979	5,131	1,998	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division26

Accumulation unit value:
Beginning of period	$8.05	$6.85	$13.85	$13.45	$13.09	$9.72	$8.42	$7.22	$9.69
End of period	$8.79	$8.05	$6.85	$13.85	$13.45	$13.09	$9.72	$8.42	$7.22
Accumulation units outstanding at the end of period	1,775	1,759	28,556	47,795	64,260	56,162	87,288	162,074	103,927

JNL/MCM S&P 24 Division493

Accumulation unit value:
Beginning of period	$8.26	$7.08	$10.73	$10.17	$9.94	N/A	N/A	N/A	N/A
End of period	$9.45	$8.26	$7.08	$10.73	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,117	1,186	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division30

Accumulation unit value:
Beginning of period	$13.11	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	$8.45	$10.81
End of period	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93	$12.67	$11.16	$8.45
Accumulation units outstanding at the end of period	262	467	1,916	7,767	9,998	10,854	13,103	14,211	9,081

JNL/MCM S&P 500 Index Division30

Accumulation unit value:
Beginning of period	$9.32	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	$7.65	$9.67
End of period	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61	$10.36	$9.59	$7.65
Accumulation units outstanding at the end of period	692	1,411	25,039	44,829	51,228	38,114	25,596	28,153	24,794

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division26

Accumulation unit value:
Beginning of period	$10.97	$10.66	$18.13	$20.64	$19.21	$17.97	$16.27	$11.20	$15.13
End of period	$12.41	$10.97	$10.66	$18.13	$20.64	$19.21	$17.97	$16.27	$11.20
Accumulation units outstanding at the end of period	945	723	15,417	29,864	40,256	34,172	50,811	93,931	69,459

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division30

Accumulation unit value:
Beginning of period	$11.74	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	$7.88	$10.53
End of period	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28	$12.99	$11.27	$7.88
Accumulation units outstanding at the end of period	482	6,299	1,721	6,906	9,098	11,725	14,438	11,230	8,501

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$6.04	$3.76	$6.77	$6.04	N/A	N/A	N/A	N/A	N/A
End of period	$6.65	$6.04	$3.76	$6.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	120	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division283

Accumulation unit value:
Beginning of period	$10.24	$9.10	$17.64	$15.05	$15.55	$11.42	$9.91	N/A	N/A
End of period	$12.30	$10.24	$9.10	$17.64	$15.05	$15.55	$11.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	33,632	114,199	126,054	114,288	41,860	N/A	N/A

JNL/MCM VIP Division287

Accumulation unit value:
Beginning of period	$9.73	$8.00	$14.26	$13.12	$11.92	$11.07	$9.74	N/A	N/A
End of period	$11.01	$9.73	$8.00	$14.26	$13.12	$11.92	$11.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,195	16,141	50,952	78,990	40,068	N/A	N/A

JNL/Oppenheimer Global Growth Division68

Accumulation unit value:
Beginning of period	$11.80	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	$6.98	$7.63
End of period	$13.36	$11.80	$8.63	$14.87	$14.26	$12.42	$11.13	$9.62	$6.98
Accumulation units outstanding at the end of period	62	8,640	16,615	23,238	20,761	23,964	17,717	22,076	8,030

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division538

Accumulation unit value:
Beginning of period	$7.41	$4.14	$7.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.50	$7.41	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	246	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.83	$10.29	$10.89	$10.02	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$11.83	$10.29	$10.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	733	13,536	1,304	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division43

Accumulation unit value:
Beginning of period	$16.30	$14.39	$14.61	$13.76	$13.55	$13.50	$13.17	$12.81	$12.27
End of period	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55	$13.50	$13.17	$12.81
Accumulation units outstanding at the end of period	471	2,145	38,576	95,544	140,488	138,301	101,179	89,281	49,712

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.95	$9.02	$13.27	$13.68	$12.62	$12.64	$12.30	N/A	N/A
End of period	$14.69	$12.95	$9.02	$13.27	$13.68	$12.62	$12.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	10,380	88,050	90,965	83,494	78,010	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division55

Accumulation unit value:
Beginning of period	$14.67	$10.34	$19.97	$21.57	$19.45	$18.89	$17.54	$14.36	$14.98
End of period	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45	$18.89	$17.54	$14.36
Accumulation units outstanding at the end of period	34	234	1,565	4,114	6,443	8,879	9,553	18,228	11,490

JNL/Red Rocks Listed Private Equity Division549

Accumulation unit value:
Beginning of period	$8.15	$5.92	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.10	$8.15	$5.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,789	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.26	$6.65	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.34	$9.26	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,999	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.67	$6.24	$10.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.49	$7.67	$6.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	444	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.08	$6.71	$10.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.98	$8.08	$6.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	438	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division48

Accumulation unit value:
Beginning of period	$12.17	$9.46	$15.85	$14.80	$13.05	$12.26	$11.09	$8.92	$10.79
End of period	$13.98	$12.17	$9.46	$15.85	$14.80	$13.05	$12.26	$11.09	$8.92
Accumulation units outstanding at the end of period	280	330	20,071	11,661	18,367	24,340	23,253	5,005	2,485

JNL/S&P Managed Conservative Division291

Accumulation unit value:
Beginning of period	$10.91	$9.79	$11.57	$11.10	$10.49	$10.30	$9.94	N/A	N/A
End of period	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	11,462	1,654	1,773	-	N/A	N/A

JNL/S&P Managed Growth Division21

Accumulation unit value:
Beginning of period	$12.53	$9.97	$15.72	$14.74	$13.16	$12.48	$11.42	$9.56	$10.86
End of period	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16	$12.48	$11.42	$9.56
Accumulation units outstanding at the end of period	-	-	91,591	101,707	152,430	162,330	157,853	161,557	68,558

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division297

Accumulation unit value:
Beginning of period	$11.13	$9.56	$12.37	$11.71	$10.81	$10.49	$10.01	N/A	N/A
End of period	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	-	2,429	2,433	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division43

Accumulation unit value:
Beginning of period	$12.87	$10.62	$14.93	$14.01	$12.73	$12.19	$11.34	$9.81	$10.42
End of period	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73	$12.19	$11.34	$9.81
Accumulation units outstanding at the end of period	26	49	39,050	66,681	160,394	110,427	109,716	110,404	69,992

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division43

Accumulation unit value:
Beginning of period	$24.36	$20.74	$26.67	$25.29	$22.68	$21.95	$20.17	$16.91	$18.14
End of period	$26.49	$24.36	$20.74	$26.67	$25.29	$22.68	$21.95	$20.17	$16.91
Accumulation units outstanding at the end of period	-	-	5,710	11,764	14,444	14,756	12,383	11,503	1,806

JNL/Select Money Market Division34

Accumulation unit value:
Beginning of period	$12.18	$12.40	$12.36	$12.03	$11.73	$11.64	$11.77	$11.94	$12.00
End of period	$11.95	$12.18	$12.40	$12.36	$12.03	$11.73	$11.64	$11.77	$11.94
Accumulation units outstanding at the end of period	190	767	19,947	14,092	17,915	13,669	13,650	13,211	10,855

JNL/Select Value Division126

Accumulation unit value:
Beginning of period	$17.24	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	$11.20	N/A
End of period	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26	$16.26	$14.44	N/A
Accumulation units outstanding at the end of period	-	-	3,723	19,122	18,313	17,801	14,202	125	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division55

Accumulation unit value:
Beginning of period	$24.34	$17.29	$30.83	$28.54	$25.58	$24.58	$22.79	$17.80	$18.28
End of period	$27.89	$24.34	$17.29	$30.83	$28.54	$25.58	$24.58	$22.79	$17.80
Accumulation units outstanding at the end of period	-	9,759	13,125	14,637	5,651	8,106	4,802	12,563	8,802

JNL/T.Rowe Price Mid-Cap Growth Division68

Accumulation unit value:
Beginning of period	$36.11	$25.06	$43.04	$37.43	$35.72	$31.90	$27.55	$20.26	$21.51
End of period	$45.30	$36.11	$25.06	$43.04	$37.43	$35.72	$31.90	$27.55	$20.26
Accumulation units outstanding at the end of period	-	2,929	4,244	9,118	9,079	9,637	6,498	5,324	2,463

JNL/T.Rowe Price Short-Term Bond Division473

Accumulation unit value:
Beginning of period	$10.20	$9.66	$10.47	$10.18	$9.99	N/A	N/A	N/A	N/A
End of period	$10.30	$10.20	$9.66	$10.47	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,198	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division69

Accumulation unit value:
Beginning of period	$12.31	$9.16	$15.67	$15.84	$13.45	$12.92	$11.42	$8.97	$9.20
End of period	$14.00	$12.31	$9.16	$15.67	$15.84	$13.45	$12.92	$11.42	$8.97
Accumulation units outstanding at the end of period	101	20,531	26,632	35,063	33,812	38,759	22,456	12,514	7,858

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division595

Accumulation unit value:
Beginning of period	$12.55	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.91	$12.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,215	9,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.60	$8.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.05	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	191	191	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division102

Accumulation unit value:
Beginning of period	$10.42	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	$8.14	N/A
End of period	$11.14	$10.42	$8.68	$12.34	$11.66	$10.73	$9.94	$9.26	N/A
Accumulation units outstanding at the end of period	974	-	737	737	737	737	737	737	N/A

JNL/Capital Guardian
Global Diversified Research Division322
Accumulation unit value:
Beginning of period	$22.12	$16.31	$28.92	$24.45	$22.00	$22.01	$21.71	N/A	N/A
End of period	$24.24	$22.12	$16.31	$28.92	$24.45	$22.00	$22.01	N/A	N/A
Accumulation units outstanding at the end of period	-	336	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division58
Accumulation unit value:
Beginning of period	$21.55	$16.30	$28.11	$26.12	$25.46	$24.80	$22.65	$17.04	$17.26
End of period	$23.81	$21.55	$16.30	$28.11	$26.12	$25.46	$24.80	$22.65	$17.04
Accumulation units outstanding at the end of period	-	-	-	15	15	15	16	16	16

JNL/Eagle Core Equity Division102

Accumulation unit value:
Beginning of period	$14.20	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	$12.47	N/A
End of period	$15.57	$14.20	$10.82	$18.09	$18.34	$16.65	$16.42	$15.75	N/A
Accumulation units outstanding at the end of period	2,135	364	1,203	1,203	1,203	1,203	1,203	1,203	N/A

JNL/Eagle SmallCap Equity Division89

Accumulation unit value:
Beginning of period	$19.57	$14.73	$24.34	$22.14	$18.80	$18.70	$16.05	$11.69	$11.20
End of period	$26.04	$19.57	$14.73	$24.34	$22.14	$18.80	$18.70	$16.05	$11.69
Accumulation units outstanding at the end of period	-	-	-	-	-	882	885	889	893

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.92	$6.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.57	$7.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,365	18,076	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division461

Accumulation unit value:
Beginning of period	$9.72	$7.46	$10.82	$10.84	$9.88	N/A	N/A	N/A	N/A
End of period	$10.73	$9.72	$7.46	$10.82	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,371	1,991	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division404
Accumulation unit value:
Beginning of period	$9.94	$7.59	$11.57	$12.57	$10.89	$10.73	N/A	N/A	N/A
End of period	$12.36	$9.94	$7.59	$11.57	$12.57	$10.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	493	993	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division89

Accumulation unit value:
Beginning of period	$19.94	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	$15.13	$14.57
End of period	$21.05	$19.94	$17.81	$19.16	$18.26	$17.78	$17.67	$16.85	$15.13
Accumulation units outstanding at the end of period	5,449	5,490	1,255	1,255	1,255	1,934	1,937	1,891	686

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division383

Accumulation unit value:
Beginning of period	$10.49	$8.06	$12.86	$12.76	$11.24	$10.65	N/A	N/A	N/A
End of period	$12.79	$10.49	$8.06	$12.86	$12.76	$11.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	485	723	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division396

Accumulation unit value:
Beginning of period	$10.55	$8.12	$12.87	$15.45	$11.55	$11.28	N/A	N/A	N/A
End of period	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$13.98	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.40	$13.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	501	525	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division58

Accumulation unit value:
Beginning of period	$10.34	$8.48	$13.88	$12.22	$11.56	$10.99	$10.19	$7.99	$8.39
End of period	$11.90	$10.34	$8.48	$13.88	$12.22	$11.56	$10.99	$10.19	$7.99
Accumulation units outstanding at the end of period	912	-	755	755	755	818	819	819	65

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division102
Accumulation unit value:
Beginning of period	$16.65	$16.37	$15.67	$15.02	$14.84	$14.78	$14.51	$14.66	N/A
End of period	$17.53	$16.65	$16.37	$15.67	$15.02	$14.84	$14.78	$14.51	N/A
Accumulation units outstanding at the end of period	2,541	1,461	981	984	986	989	992	653	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division457

Accumulation unit value:
Beginning of period	$11.57	$6.87	$14.02	$10.85	$9.48	N/A	N/A	N/A	N/A
End of period	$13.83	$11.57	$6.87	$14.02	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division58

Accumulation unit value:
Beginning of period	$15.58	$11.38	$19.01	$19.90	$17.71	$16.60	$13.57	$10.74	$10.96
End of period	$18.81	$15.58	$11.38	$19.01	$19.90	$17.71	$16.60	$13.57	$10.74
Accumulation units outstanding at the end of period	296	-	290	552	553	555	338	339	50

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$11.09	$7.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.36	$11.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,646	3,227	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division124

Accumulation unit value:
Beginning of period	$12.22	$11.78	$11.59	$11.10	$10.92	$10.93	$10.76	$10.69	N/A
End of period	$12.69	$12.22	$11.78	$11.59	$11.10	$10.92	$10.93	$10.76	N/A
Accumulation units outstanding at the end of period	881	215	-	-	-	-	-	-	N/A

JNL/MCM Communications Sector Division268

Accumulation unit value:
Beginning of period	$4.37	$3.55	$5.99	$5.86	$4.39	$4.43	$3.96	N/A	N/A
End of period	$5.25	$4.37	$3.55	$5.99	$5.86	$4.39	$4.43	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division268

Accumulation unit value:
Beginning of period	$8.96	$6.86	$10.19	$11.28	$10.14	$10.59	$9.69	N/A	N/A
End of period	$10.79	$8.96	$6.86	$10.19	$11.28	$10.14	$10.59	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.54	$5.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.00	$6.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,803	3,794	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.08	$5.16	$10.39	$11.77	$10.00	N/A	N/A	N/A	N/A
End of period	$6.68	$6.08	$5.16	$10.39	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,444	-	-	1,425	1,595	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division209

Accumulation unit value:
Beginning of period	$6.52	$5.60	$11.58	$14.29	$12.28	$11.80	$10.69	N/A	N/A
End of period	$7.26	$6.52	$5.60	$11.58	$14.29	$12.28	$11.80	N/A	N/A
Accumulation units outstanding at the end of period	311	311	-	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$12.04	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.54	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,612	4,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division209

Accumulation unit value:
Beginning of period	$10.87	$9.16	$12.17	$11.53	$11.07	$10.49	$10.44	N/A	N/A
End of period	$11.07	$10.87	$9.16	$12.17	$11.53	$11.07	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	887	919	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division131

Accumulation unit value:
Beginning of period	$14.07	$11.10	$19.82	$18.31	$14.87	$13.38	$11.42	$8.54	N/A
End of period	$14.74	$14.07	$11.10	$19.82	$18.31	$14.87	$13.38	$11.42	N/A
Accumulation units outstanding at the end of period	675	185	-	126	127	128	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division301

Accumulation unit value:
Beginning of period	$9.40	$7.72	$13.70	$13.78	$11.82	$10.90	$9.98	N/A	N/A
End of period	$10.80	$9.40	$7.72	$13.70	$13.78	$11.82	$10.90	N/A	N/A
Accumulation units outstanding at the end of period	4,163	-	-	2,540	2,829	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division479

Accumulation unit value:
Beginning of period	$8.51	$6.30	$11.91	$10.69	$9.43	N/A	N/A	N/A	N/A
End of period	$9.48	$8.51	$6.30	$11.91	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division313

Accumulation unit value:
Beginning of period	$9.50	$7.23	$12.60	$10.79	$10.50	$10.82	$10.47	N/A	N/A
End of period	$10.92	$9.50	$7.23	$12.60	$10.79	$10.50	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division209

Accumulation unit value:
Beginning of period	$25.61	$21.75	$35.69	$26.90	$22.71	$16.93	$13.07	N/A	N/A
End of period	$29.91	$25.61	$21.75	$35.69	$26.90	$22.71	$16.93	N/A	N/A
Accumulation units outstanding at the end of period	-	38	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$8.00	$7.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.74	$8.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,288	3,045	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division124

Accumulation unit value:
Beginning of period	$13.05	$9.64	$15.75	$14.95	$13.90	$12.66	$11.15	$8.29	N/A
End of period	$16.11	$13.05	$9.64	$15.75	$14.95	$13.90	$12.66	$11.15	N/A
Accumulation units outstanding at the end of period	505	126	-	260	262	263	-	-	N/A
JNL/MCM S&P 500 Index Division89

Accumulation unit value:
Beginning of period	$9.29	$7.52	$12.29	$11.95	$10.59	$10.34	$7.40	$7.65	$7.86
End of period	$10.42	$9.29	$7.52	$12.29	$11.95	$10.59	$10.34	$7.40	$7.65
Accumulation units outstanding at the end of period	5,410	4,530	582	806	811	3,337	2,735	2,747	2,760

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.92	$10.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,438	1,947	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division124

Accumulation unit value:
Beginning of period	$11.69	$9.36	$14.66	$15.28	$13.26	$12.97	$11.26	$7.89	N/A
End of period	$14.48	$11.69	$9.36	$14.66	$15.28	$13.26	$12.97	$11.26	N/A
Accumulation units outstanding at the end of period	568	590	-	253	255	256	-	-	N/A

JNL/MCM Technology Sector Division233

Accumulation unit value:
Beginning of period	$6.01	$3.74	$6.74	$6.00	$5.60	$5.57	$5.44	N/A	N/A
End of period	$6.61	$6.01	$3.74	$6.74	$6.00	$5.60	$5.57	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division293

Accumulation unit value:
Beginning of period	$10.21	$9.08	$17.61	$15.03	$15.54	$11.42	$9.56	N/A	N/A
End of period	$12.26	$10.21	$9.08	$17.61	$15.03	$15.54	$11.42	N/A	N/A
Accumulation units outstanding at the end of period	772	726	-	1,077	1,205	-	-	N/A	N/A

JNL/MCM VIP Division314

Accumulation unit value:
Beginning of period	$9.71	$7.99	$14.23	$13.10	$11.91	$11.07	$10.53	N/A	N/A
End of period	$10.98	$9.71	$7.99	$14.23	$13.10	$11.91	$11.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division144

Accumulation unit value:
Beginning of period	$11.75	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	$7.80	N/A
End of period	$13.30	$11.75	$8.60	$14.82	$14.22	$12.39	$11.11	$9.61	N/A
Accumulation units outstanding at the end of period	9,282	9,956	-	150	151	152	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.82	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	625	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division58

Accumulation unit value:
Beginning of period	$16.21	$14.32	$14.54	$13.70	$13.50	$13.45	$13.14	$12.78	$12.26
End of period	$17.10	$16.21	$14.32	$14.54	$13.70	$13.50	$13.45	$13.14	$12.78
Accumulation units outstanding at the end of period	14,111	14,047	3,469	3,470	3,471	3,537	3,539	3,128	67

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.87	$8.97	$13.21	$13.62	$12.57	$12.60	$12.26	N/A	N/A
End of period	$14.59	$12.87	$8.97	$13.21	$13.62	$12.57	$12.60	N/A	N/A
Accumulation units outstanding at the end of period	7,388	6,186	1,448	1,936	1,939	2,946	2,456	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division102

Accumulation unit value:
Beginning of period	$14.57	$10.27	$19.85	$21.45	$19.35	$18.80	$17.47	$13.63	N/A
End of period	$16.78	$14.57	$10.27	$19.85	$21.45	$19.35	$18.80	$17.47	N/A
Accumulation units outstanding at the end of period	503	-	330	330	330	330	330	330	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division143

Accumulation unit value:
Beginning of period	$12.09	$9.41	$15.77	$14.73	$13.00	$12.22	$11.06	$9.77	N/A
End of period	$13.89	$12.09	$9.41	$15.77	$14.73	$13.00	$12.22	$11.06	N/A
Accumulation units outstanding at the end of period	708	1,939	3,324	3,776	3,779	10,804	6,487	6,302	N/A

JNL/S&P Managed Conservative Division292

Accumulation unit value:
Beginning of period	$10.88	$9.77	$11.55	$11.08	$10.48	$10.30	$9.96	N/A	N/A
End of period	$11.60	$10.88	$9.77	$11.55	$11.08	$10.48	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$12.45	$12.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.18	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,411	16,147	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division322

Accumulation unit value:
Beginning of period	$11.10	$9.54	$12.35	$11.69	$10.80	$10.49	$10.38	N/A	N/A
End of period	$12.12	$11.10	$9.54	$12.35	$11.69	$10.80	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division104

Accumulation unit value:
Beginning of period	$12.79	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	$9.49	N/A
End of period	$14.20	$12.79	$10.56	$14.86	$13.95	$12.68	$12.15	$11.30	N/A
Accumulation units outstanding at the end of period	3,313	3,400	-	6,840	13,825	14,189	7,744	7,778	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division102

Accumulation unit value:
Beginning of period	$24.18	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	$16.38	N/A
End of period	$26.28	$24.18	$20.60	$26.50	$25.14	$22.55	$21.84	$20.09	N/A
Accumulation units outstanding at the end of period	1,751	203	803	804	804	804	805	764	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$12.11	$12.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,105	10,984	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$17.17	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.15	$17.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	90	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division102

Accumulation unit value:
Beginning of period	$24.17	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	$17.21	N/A
End of period	$27.67	$24.17	$17.17	$30.64	$28.37	$25.45	$24.46	$22.70	N/A
Accumulation units outstanding at the end of period	684	-	610	610	610	610	610	610	N/A

JNL/T.Rowe Price Mid-Cap Growth Division58

Accumulation unit value:
Beginning of period	$35.83	$24.88	$42.75	$37.19	$35.51	$31.73	$27.42	$20.17	$20.85
End of period	$44.93	$35.83	$24.88	$42.75	$37.19	$35.51	$31.73	$27.42	$20.17
Accumulation units outstanding at the end of period	-	146	-	25	25	25	26	26	26

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.18	$9.65	$10.46	$10.18	$10.00	N/A	N/A	N/A	N/A
End of period	$10.28	$10.18	$9.65	$10.46	$10.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	875	876	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division58

Accumulation unit value:
Beginning of period	$12.25	$9.11	$15.61	$15.78	$13.41	$12.88	$11.40	$8.95	$9.19
End of period	$13.92	$12.25	$9.11	$15.61	$15.78	$13.41	$12.88	$11.40	$8.95
Accumulation units outstanding at the end of period	2,003	670	1,431	1,488	1,489	1,489	1,490	1,490	59

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division574

Accumulation unit value:
Beginning of period	$12.54	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.90	$12.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,948	1,162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$13.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,129	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division608

Accumulation unit value:
Beginning of period	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	930	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.58	$6.52	$13.64	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$11.03	$9.58	$6.52	$13.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,372	571	1,774	1,775	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division11

Accumulation unit value:
Beginning of period	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91	$9.24	$8.29	$9.12
End of period	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70	$9.91	$9.24	$8.29
Accumulation units outstanding at the end of period	1,014	2,663	4,494	7,987	1,948	4,980	5,774	6,179	1,420

JNL/Capital Guardian
Global Diversified Research Division283
Accumulation unit value:
Beginning of period	$21.95	$16.20	$28.74	$24.31	$21.88	$21.90	$19.85	N/A	N/A
End of period	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88	$21.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	22	22	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division11
Accumulation unit value:
Beginning of period	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65	$22.52	$16.96	$23.17
End of period	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29	$24.65	$22.52	$16.96
Accumulation units outstanding at the end of period	-	1,899	232	232	271	4,876	6,629	2,194	527

JNL/Eagle Core Equity Division12

Accumulation unit value:
Beginning of period	$14.10	$10.75	$17.99	$18.25	$16.57	$16.35	$15.69	$12.85	$16.82
End of period	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57	$16.35	$15.69	$12.85
Accumulation units outstanding at the end of period	334	384	1,170	1,849	2,717	3,155	4,189	4,530	1,804

JNL/Eagle SmallCap Equity Division11

Accumulation unit value:
Beginning of period	$19.44	$14.64	$24.20	$22.03	$18.71	$18.62	$15.99	$11.66	$16.58
End of period	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71	$18.62	$15.99	$11.66
Accumulation units outstanding at the end of period	333	-	2,409	2,421	2,702	272	8,945	8,943	754

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.90	$6.20	$9.90	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.55	$7.90	$6.20	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,248	4,424	16,345	27,136	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division486

Accumulation unit value:
Beginning of period	$9.70	$7.45	$10.81	$10.83	$10.18	N/A	N/A	N/A	N/A
End of period	$10.71	$9.70	$7.45	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,074	8,779	12,188	18,093	6,328	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division382
Accumulation unit value:
Beginning of period	$9.92	$7.57	$11.55	$12.56	$10.88	$10.53	N/A	N/A	N/A
End of period	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,224	863	863	938	250	321	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division7

Accumulation unit value:
Beginning of period	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.08	$14.37
End of period	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69	$17.58	$16.78	$15.08
Accumulation units outstanding at the end of period	4,330	1,356	2,691	11,457	12,215	12,158	9,568	5,653	-

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.61	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,318	335	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division364

Accumulation unit value:
Beginning of period	$10.46	$8.05	$12.85	$12.75	$11.24	$10.15	N/A	N/A	N/A
End of period	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	481	-	-	114	246	314	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.96	$6.50	$10.64	$9.85	N/A	N/A	N/A	N/A	N/A
End of period	$8.48	$7.96	$6.50	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,094	1,092	1,130	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division364

Accumulation unit value:
Beginning of period	$10.53	$8.10	$12.86	$15.44	$11.55	$10.22	N/A	N/A	N/A
End of period	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,110	6,112	3,373	4,835	2,804	310	N/A	N/A	N/A

JNL/Invesco International Growth Division106

Accumulation unit value:
Beginning of period	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	$8.14	N/A
End of period	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81	$12.72	$11.16	N/A
Accumulation units outstanding at the end of period	1,046	663	8,951	8,100	4,352	6,187	12,899	19,204	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division122

Accumulation unit value:
Beginning of period	$10.30	$8.45	$13.84	$12.20	$11.53	$10.97	$10.18	$8.15	N/A
End of period	$11.85	$10.30	$8.45	$13.84	$12.20	$11.53	$10.97	$10.18	N/A
Accumulation units outstanding at the end of period	1,861	905	3,528	5,036	2,701	5,900	5,528	5,575	N/A

JNL/Invesco Small Cap Growth Division5

Accumulation unit value:
Beginning of period	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$8.24	$10.91
End of period	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44	$11.70	$11.17	$8.24
Accumulation units outstanding at the end of period	685	3,124	2,896	6,353	9,573	22,551	29,829	33,570	1,959

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,879	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division111

Accumulation unit value:
Beginning of period	$11.51	$9.02	$16.58	$15.10	$11.68	$10.05	$8.36	$5.58	N/A
End of period	$12.13	$11.51	$9.02	$16.58	$15.10	$11.68	$10.05	$8.36	N/A
Accumulation units outstanding at the end of period	560	726	1,490	3,404	23,479	37,715	24,946	14,352	N/A

JNL/JPMorgan MidCap Growth Division13

Accumulation unit value:
Beginning of period	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$12.89	$16.56
End of period	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63	$19.83	$17.14	$12.89
Accumulation units outstanding at the end of period	-	-	624	647	355	3,941	5,088	5,095	-

JNL/JPMorgan U.S. Government
& Quality Bond Division6
Accumulation unit value:
Beginning of period	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.57	$13.26
End of period	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76	$14.71	$14.45	$14.57
Accumulation units outstanding at the end of period	2,618	2,432	2,411	5,223	6,294	5,329	5,101	2,981	14,970

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division465

Accumulation unit value:
Beginning of period	$11.55	$6.86	$14.01	$10.85	$8.84	N/A	N/A	N/A	N/A
End of period	$13.80	$11.55	$6.86	$14.01	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,624	5,140	-	1,307	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division10

Accumulation unit value:
Beginning of period	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$10.72	$13.28
End of period	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65	$16.55	$13.54	$10.72
Accumulation units outstanding at the end of period	2,087	5,160	5,864	11,914	15,791	16,795	20,108	9,630	1,761

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division128

Accumulation unit value:
Beginning of period	$11.03	$7.36	$11.59	$12.17	$11.06	$11.62	$9.73	$7.02	N/A
End of period	$13.28	$11.03	$7.36	$11.59	$12.17	$11.06	$11.62	$9.73	N/A
Accumulation units outstanding at the end of period	3,128	5,321	20,065	42,337	67,044	65,848	96,582	63,584	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division8

Accumulation unit value:
Beginning of period	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92	$10.75	$10.65	$9.82
End of period	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90	$10.92	$10.75	$10.65
Accumulation units outstanding at the end of period	1,181	1,982	1,901	4,029	5,632	19,640	19,438	13,442	-

JNL/MCM Communications Sector Division279

Accumulation unit value:
Beginning of period	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42	$4.09	N/A	N/A
End of period	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37	$4.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	738	39,951	38,777	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division236

Accumulation unit value:
Beginning of period	$8.92	$6.83	$10.15	$11.24	$10.11	$10.56	$10.14	N/A	N/A
End of period	$10.73	$8.92	$6.83	$10.15	$11.24	$10.11	$10.56	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division110

Accumulation unit value:
Beginning of period	$6.51	$5.73	$10.83	$10.94	$8.62	$9.32	$9.24	$6.49	N/A
End of period	$7.95	$6.51	$5.73	$10.83	$10.94	$8.62	$9.32	$9.24	N/A
Accumulation units outstanding at the end of period	7,510	10,185	34,878	64,202	139,602	106,259	91,637	87,595	N/A
JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.07	$5.15	$10.38	$11.76	$10.00	N/A	N/A	N/A	N/A
End of period	$6.67	$6.07	$5.15	$10.38	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,454	2,823	9,381	17,773	24,615	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division199

Accumulation unit value:
Beginning of period	$6.49	$5.58	$11.53	$14.24	$12.24	$11.76	$10.58	$10.26	N/A
End of period	$7.21	$6.49	$5.58	$11.53	$14.24	$12.24	$11.76	$10.58	N/A
Accumulation units outstanding at the end of period	2,931	5,695	949	1,480	10,697	9,831	22,895	12,388	N/A

JNL/MCM Global 15 Division128

Accumulation unit value:
Beginning of period	$11.97	$9.32	$18.47	$16.96	$12.35	$11.43	$9.10	$6.39	N/A
End of period	$13.46	$11.97	$9.32	$18.47	$16.96	$12.35	$11.43	$9.10	N/A
Accumulation units outstanding at the end of period	9,335	14,909	26,246	77,464	109,447	78,335	67,105	75,185	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division199

Accumulation unit value:
Beginning of period	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46	$10.31	$10.02	N/A
End of period	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03	$10.46	$10.31	N/A
Accumulation units outstanding at the end of period	2,308	2,549	2,560	18,308	4,287	27,947	39,960	12,561	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division110

Accumulation unit value:
Beginning of period	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36	$11.41	$7.70	N/A
End of period	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84	$13.36	$11.41	N/A
Accumulation units outstanding at the end of period	2,371	5,220	7,821	24,114	16,560	12,639	12,964	14,869	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division296

Accumulation unit value:
Beginning of period	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89	$9.84	N/A	N/A
End of period	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	3,457	11,132	21,739	67,602	101,460	67,341	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division455

Accumulation unit value:
Beginning of period	$8.49	$6.29	$11.90	$10.69	$9.82	N/A	N/A	N/A	N/A
End of period	$9.46	$8.49	$6.29	$11.90	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,543	17,549	11,304	14,641	1,160	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division283

Accumulation unit value:
Beginning of period	$9.48	$7.21	$12.57	$10.77	$10.49	$10.82	$10.03	N/A	N/A
End of period	$10.89	$9.48	$7.21	$12.57	$10.77	$10.49	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,172	2,401	4,495	9,329	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division201

Accumulation unit value:
Beginning of period	$25.48	$21.64	$35.54	$26.80	$22.63	$16.88	$12.92	$12.92	N/A
End of period	$29.74	$25.48	$21.64	$35.54	$26.80	$22.63	$16.88	$12.92	N/A
Accumulation units outstanding at the end of period	265	691	1,260	3,195	7,987	17,179	45,149	5,993	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,038	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division128

Accumulation unit value:
Beginning of period	$7.96	$6.78	$13.74	$13.35	$13.01	$9.67	$8.38	$7.08	N/A
End of period	$8.69	$7.96	$6.78	$13.74	$13.35	$13.01	$9.67	$8.38	N/A
Accumulation units outstanding at the end of period	4,366	6,391	29,835	42,365	91,230	137,229	76,689	68,293	N/A

JNL/MCM S&P 24 Division488

Accumulation unit value:
Beginning of period	$8.23	$7.07	$10.72	$10.16	$9.67	N/A	N/A	N/A	N/A
End of period	$9.40	$8.23	$7.07	$10.72	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division11

Accumulation unit value:
Beginning of period	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$8.44	$10.76
End of period	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87	$12.64	$11.13	$8.44
Accumulation units outstanding at the end of period	519	3,646	17,111	28,044	18,050	21,542	18,055	18,456	602

JNL/MCM S&P 500 Index Division11

Accumulation unit value:
Beginning of period	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$7.64	$10.04
End of period	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57	$10.33	$9.57	$7.64
Accumulation units outstanding at the end of period	2,682	2,684	1,931	3,888	13,164	23,058	23,082	22,356	645

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.54	$6.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.30	$9.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	718	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division128

Accumulation unit value:
Beginning of period	$10.86	$10.56	$17.98	$20.48	$19.09	$17.88	$16.20	$11.55	N/A
End of period	$12.27	$10.86	$10.56	$17.98	$20.48	$19.09	$17.88	$16.20	N/A
Accumulation units outstanding at the end of period	3,981	7,926	9,932	15,549	40,926	40,331	41,233	61,674	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division111

Accumulation unit value:
Beginning of period	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	$7.49	N/A
End of period	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23	$12.95	$11.25	N/A
Accumulation units outstanding at the end of period	4,738	5,529	7,370	17,938	6,793	13,910	11,317	14,707	N/A

JNL/MCM Technology Sector Division264

Accumulation unit value:
Beginning of period	$5.98	$3.72	$6.71	$5.98	$5.58	$5.56	$5.33	N/A	N/A
End of period	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58	$5.56	N/A	N/A
Accumulation units outstanding at the end of period	3,307	24,822	26,086	65,727	29,075	-	-	N/A	N/A

JNL/MCM Value Line 30 Division301

Accumulation unit value:
Beginning of period	$10.18	$9.06	$17.58	$15.01	$15.53	$11.41	$10.30	N/A	N/A
End of period	$12.22	$10.18	$9.06	$17.58	$15.01	$15.53	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	2,679	16,909	12,034	31,863	36,752	99,899	-	N/A	N/A

JNL/MCM VIP Division284

Accumulation unit value:
Beginning of period	$9.68	$7.97	$14.21	$13.09	$11.91	$11.06	$9.88	N/A	N/A
End of period	$10.94	$9.68	$7.97	$14.21	$13.09	$11.91	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,902	35,432	52,089	-	N/A	N/A

JNL/Oppenheimer Global Growth Division7

Accumulation unit value:
Beginning of period	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09	$9.59	$6.96	$9.19
End of period	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37	$11.09	$9.59	$6.96
Accumulation units outstanding at the end of period	1,118	2,164	3,431	5,868	7,409	22,355	37,277	39,502	-

JNL/PAM Asia ex-Japan Division543

Accumulation unit value:
Beginning of period	$7.96	$4.79	$9.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$7.96	$4.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,122	3,788	5,010	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division543

Accumulation unit value:
Beginning of period	$7.40	$4.14	$8.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.48	$7.40	$4.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,447	14,507	9,057	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.80	$10.27	$10.88	$10.19	N/A	N/A	N/A	N/A	N/A
End of period	$12.46	$11.80	$10.27	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,929	3,754	1,086	584	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division10

Accumulation unit value:
Beginning of period	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$12.75	$11.98
End of period	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45	$13.41	$13.09	$12.75
Accumulation units outstanding at the end of period	13,734	13,223	22,855	29,785	33,422	27,494	33,623	54,273	11,669

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56	$12.22	N/A	N/A
End of period	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52	$12.56	N/A	N/A
Accumulation units outstanding at the end of period	4,419	5,801	5,771	28,413	23,217	28,467	41,064	N/A	N/A

JNL/PPM America Mid Cap Value Division544

Accumulation unit value:
Beginning of period	$8.11	$5.62	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	$8.11	$5.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	840	81	949	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division13

Accumulation unit value:
Beginning of period	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$14.25	$17.76
End of period	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24	$18.71	$17.39	$14.25
Accumulation units outstanding at the end of period	-	-	2,349	2,012	1,288	1,150	1,157	1,120	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.14	$5.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	$8.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,093	1,604	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.24	$6.65	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$9.24	$6.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	653	12,872	29,755	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.65	$6.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.46	$7.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,037	31,092	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.79	$7.55	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.57	$8.79	$7.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,044	12,114	11,125	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$8.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	591	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Managed Aggressive Growth Division122

Accumulation unit value:
Beginning of period	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	$8.82	N/A
End of period	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95	$12.18	$11.03	N/A
Accumulation units outstanding at the end of period	504	10,762	31,480	53,534	63,754	50,221	68,712	47,107	N/A

JNL/S&P Managed Conservative Division306

Accumulation unit value:
Beginning of period	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30	$10.11	N/A	N/A
End of period	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	1,042	1,153	-	8,046	6,699	-	-	N/A	N/A

JNL/S&P Managed Growth Division65

Accumulation unit value:
Beginning of period	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$9.52	$9.60
End of period	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06	$12.40	$11.35	$9.52
Accumulation units outstanding at the end of period	19,813	23,293	31,232	98,226	128,071	117,975	105,222	83,447	2,601

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division303

Accumulation unit value:
Beginning of period	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49	$10.18	N/A	N/A
End of period	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	2,716	2,796	45,326	47,921	36,974	36,974	36,974	N/A	N/A

JNL/S&P Managed Moderate Growth Division57

Accumulation unit value:
Beginning of period	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$9.77	$9.82
End of period	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63	$12.11	$11.27	$9.77
Accumulation units outstanding at the end of period	29,455	39,493	50,166	66,958	82,578	71,920	64,869	50,606	13,461

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division11

Accumulation unit value:
Beginning of period	$24.01	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	$16.78	$18.07
End of period	$26.08	$24.01	$20.46	$26.33	$24.99	$22.43	$21.73	$20.00	$16.78
Accumulation units outstanding at the end of period	786	1,243	11,462	11,754	14,428	9,430	4,878	1,289	2,377

JNL/Select Money Market Division3

Accumulation unit value:
Beginning of period	$12.01	$12.24	$12.22	$11.90	$11.62	$11.54	$11.68	$11.86	$11.96
End of period	$11.78	$12.01	$12.24	$12.22	$11.90	$11.62	$11.54	$11.68	$11.86
Accumulation units outstanding at the end of period	1,636	39,168	84,230	55,364	15,804	4,221	8,252	18,949	-

JNL/Select Value Division131

Accumulation unit value:
Beginning of period	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22	$14.42	$11.23	N/A
End of period	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20	$16.22	$14.42	N/A
Accumulation units outstanding at the end of period	3,161	8,075	7,821	14,481	32,665	13,595	20,987	31,944	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division12

Accumulation unit value:
Beginning of period	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$17.66	$23.05
End of period	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31	$24.34	$22.60	$17.66
Accumulation units outstanding at the end of period	2,108	5,365	7,486	14,128	9,881	14,918	2,902	3,153	1,316

JNL/T.Rowe Price Mid-Cap Growth Division5

Accumulation unit value:
Beginning of period	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$20.10	$25.66
End of period	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34	$31.60	$27.31	$20.10
Accumulation units outstanding at the end of period	1,096	1,881	3,679	5,121	8,737	11,575	8,853	3,464	2,255

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.16	$9.63	$10.45	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.26	$10.16	$9.63	$10.45	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,097	313	749	1,572	15,210	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division10

Accumulation unit value:
Beginning of period	$12.20	$9.08	$15.55	$15.74	$13.37	$12.85	$11.38	$8.94	$11.53
End of period	$13.85	$12.20	$9.08	$15.55	$15.74	$13.37	$12.85	$11.38	$8.94
Accumulation units outstanding at the end of period	2,112	1,453	10,654	14,208	19,041	32,398	56,606	44,586	2,036

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division120

Accumulation unit value:
Beginning of period	$10.32	$8.60	$12.24	$11.58	$10.67	$9.89	$9.23	$8.25	N/A
End of period	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67	$9.89	$9.23	N/A
Accumulation units outstanding at the end of period	114	111	-	-	-	-	-	-	N/A

JNL/Capital Guardian
Global Diversified Research Division276
Accumulation unit value:
Beginning of period	$21.79	$16.09	$28.56	$24.16	$21.77	$21.80	$18.49	N/A	N/A
End of period	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77	$21.80	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division138
Accumulation unit value:
Beginning of period	$21.20	$16.05	$27.71	$25.78	$25.15	$24.53	$22.42	$19.04	N/A
End of period	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15	$24.53	$22.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A

JNL/Eagle Core Equity Division116

Accumulation unit value:
Beginning of period	$14.01	$10.69	$17.89	$18.16	$16.50	$16.29	$15.63	$12.71	N/A
End of period	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50	$16.29	$15.63	N/A
Accumulation units outstanding at the end of period	207	193	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division155

Accumulation unit value:
Beginning of period	$19.32	$14.55	$24.07	$21.92	$18.63	$18.55	$15.93	$13.19	N/A
End of period	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63	$18.55	$15.93	N/A
Accumulation units outstanding at the end of period	-	55	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division447

Accumulation unit value:
Beginning of period	$9.69	$7.44	$10.81	$10.83	$10.00	N/A	N/A	N/A	N/A
End of period	$10.68	$9.69	$7.44	$10.81	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,416	1,278	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division381
Accumulation unit value:
Beginning of period	$9.89	$7.56	$11.54	$12.55	$10.88	$10.43	N/A	N/A	N/A
End of period	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division168

Accumulation unit value:
Beginning of period	$19.65	$17.57	$18.92	$18.04	$17.59	$17.50	$16.71	$15.90	N/A
End of period	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59	$17.50	$16.71	N/A
Accumulation units outstanding at the end of period	747	776	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.60	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.19	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	862	1,020	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division364

Accumulation unit value:
Beginning of period	$10.44	$8.03	$12.83	$12.74	$11.24	$10.15	N/A	N/A	N/A
End of period	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division372

Accumulation unit value:
Beginning of period	$10.50	$8.09	$12.84	$15.42	$11.54	$10.26	N/A	N/A	N/A
End of period	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	357	328	-	-	-	-	N/A	N/A	N/A
JNL/Invesco International Growth Division138

Accumulation unit value:
Beginning of period	$13.77	$10.26	$17.74	$16.49	$13.73	$12.66	$11.11	$9.15	N/A
End of period	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73	$12.66	$11.11	N/A
Accumulation units outstanding at the end of period	709	774	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division112

Accumulation unit value:
Beginning of period	$10.26	$8.42	$13.79	$12.16	$11.51	$10.96	$10.17	$8.36	N/A
End of period	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51	$10.96	$10.17	N/A
Accumulation units outstanding at the end of period	114	301	-	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division169

Accumulation unit value:
Beginning of period	$11.85	$8.97	$15.19	$13.92	$12.41	$11.69	$11.16	$9.53	N/A
End of period	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41	$11.69	$11.16	N/A
Accumulation units outstanding at the end of period	94	97	-	-	-	2,022	-	-	N/A

JNL/Ivy Asset Strategy Division584

Accumulation unit value:
Beginning of period	$10.36	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.14	$10.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	905	937	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division183

Accumulation unit value:
Beginning of period	$11.44	$8.97	$16.49	$15.04	$11.63	$10.01	$8.34	$7.14	N/A
End of period	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63	$10.01	$8.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division169

Accumulation unit value:
Beginning of period	$18.17	$12.97	$23.83	$22.53	$20.53	$19.73	$17.07	$14.84	N/A
End of period	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53	$19.73	$17.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division171
Accumulation unit value:
Beginning of period	$16.41	$16.15	$15.47	$14.85	$14.68	$14.64	$14.39	$14.12	N/A
End of period	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68	$14.64	$14.39	N/A
Accumulation units outstanding at the end of period	237	203	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division447

Accumulation unit value:
Beginning of period	$11.53	$6.85	$14.00	$10.84	$10.00	N/A	N/A	N/A	N/A
End of period	$13.77	$11.53	$6.85	$14.00	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	951	1,062	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division116

Accumulation unit value:
Beginning of period	$15.40	$11.26	$18.82	$19.73	$17.58	$16.49	$13.49	$10.46	N/A
End of period	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58	$16.49	$13.49	N/A
Accumulation units outstanding at the end of period	419	458	-	-	-	-	-	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division112

Accumulation unit value:
Beginning of period	$10.97	$7.32	$11.54	$12.12	$11.02	$11.59	$9.70	$7.12	N/A
End of period	$13.20	$10.97	$7.32	$11.54	$12.12	$11.02	$11.59	$9.70	N/A
Accumulation units outstanding at the end of period	778	149	-	2,393	2,525	3,163	2,369	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division152

Accumulation unit value:
Beginning of period	$12.12	$11.70	$11.52	$11.05	$10.88	$10.90	$10.74	$10.93	N/A
End of period	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88	$10.90	$10.74	N/A
Accumulation units outstanding at the end of period	2,126	1,185	1,226	-	-	-	-	-	N/A

JNL/MCM Communications Sector Division218

Accumulation unit value:
Beginning of period	$4.32	$3.51	$5.94	$5.81	$4.36	$4.14	$4.41	N/A	N/A
End of period	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36	$4.14	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division218

Accumulation unit value:
Beginning of period	$8.87	$6.80	$10.10	$11.19	$10.07	$9.92	$10.53	N/A	N/A
End of period	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07	$9.92	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division112

Accumulation unit value:
Beginning of period	$6.48	$5.70	$10.79	$10.90	$8.59	$9.29	$9.22	$7.02	N/A
End of period	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59	$9.29	$9.22	N/A
Accumulation units outstanding at the end of period	9,531	9,263	9,999	2,865	3,023	3,866	2,834	-	N/A

JNL/MCM Dow Dividend Division432

Accumulation unit value:
Beginning of period	$6.06	$5.14	$10.37	$11.76	$10.08	N/A	N/A	N/A	N/A
End of period	$6.65	$6.06	$5.14	$10.37	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division218

Accumulation unit value:
Beginning of period	$6.45	$5.55	$11.48	$14.18	$12.20	$11.01	$11.73	N/A	N/A
End of period	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20	$11.01	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division160

Accumulation unit value:
Beginning of period	$11.92	$9.29	$18.41	$16.91	$12.32	$11.41	$9.09	$7.87	N/A
End of period	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32	$11.41	$9.09	N/A
Accumulation units outstanding at the end of period	1,474	755	-	2,520	2,660	2,760	2,592	-	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division215

Accumulation unit value:
Beginning of period	$10.76	$9.08	$12.06	$11.45	$10.99	$10.69	$10.43	N/A	N/A
End of period	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division160

Accumulation unit value:
Beginning of period	$13.98	$11.04	$19.74	$18.26	$14.84	$13.37	$11.42	$9.36	N/A
End of period	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84	$13.37	$11.42	N/A
Accumulation units outstanding at the end of period	1,298	441	-	2,065	2,179	2,242	2,102	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division288

Accumulation unit value:
Beginning of period	$9.35	$7.69	$13.66	$13.75	$11.81	$10.89	$9.76	N/A	N/A
End of period	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	2,474	1,311	-	-	11,892	11,892	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division447

Accumulation unit value:
Beginning of period	$8.48	$6.28	$11.89	$10.69	$10.04	N/A	N/A	N/A	N/A
End of period	$9.44	$8.48	$6.28	$11.89	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division296

Accumulation unit value:
Beginning of period	$9.45	$7.20	$12.56	$10.77	$10.49	$10.82	$10.12	N/A	N/A
End of period	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	1,163	1,346	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division218

Accumulation unit value:
Beginning of period	$25.34	$21.54	$35.38	$26.70	$22.56	$13.32	$16.83	N/A	N/A
End of period	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56	$13.32	N/A	N/A
Accumulation units outstanding at the end of period	74	66	-	-	405	4,693	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division112

Accumulation unit value:
Beginning of period	$7.92	$6.75	$13.68	$13.30	$12.97	$9.64	$8.36	$7.02	N/A
End of period	$8.64	$7.92	$6.75	$13.68	$13.30	$12.97	$9.64	$8.36	N/A
Accumulation units outstanding at the end of period	1,283	268	-	2,876	3,035	3,721	2,982	-	N/A

JNL/MCM S&P 24 Division472

Accumulation unit value:
Beginning of period	$8.22	$7.06	$10.71	$10.16	$9.30	N/A	N/A	N/A	N/A
End of period	$9.38	$8.22	$7.06	$10.71	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division152

Accumulation unit value:
Beginning of period	$12.95	$9.58	$15.66	$14.88	$13.84	$12.62	$11.12	$9.33	N/A
End of period	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84	$12.62	$11.12	N/A
Accumulation units outstanding at the end of period	1,024	90	-	2,160	2,279	2,324	2,177	-	N/A

JNL/MCM S&P 500 Index Division152

Accumulation unit value:
Beginning of period	$9.21	$7.46	$12.22	$11.89	$10.55	$10.31	$9.56	$8.43	N/A
End of period	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55	$10.31	$9.56	N/A
Accumulation units outstanding at the end of period	6,371	5,947	6,198	2,590	2,733	2,770	2,577	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division160

Accumulation unit value:
Beginning of period	$10.82	$10.53	$17.92	$20.43	$19.05	$17.85	$16.18	$13.57	N/A
End of period	$12.21	$10.82	$10.53	$17.92	$20.43	$19.05	$17.85	$16.18	N/A
Accumulation units outstanding at the end of period	1,067	463	-	1,584	1,671	2,080	1,598	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division112

Accumulation unit value:
Beginning of period	$11.60	$9.29	$14.58	$15.20	$13.21	$12.93	$11.24	$7.70	N/A
End of period	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21	$12.93	$11.24	N/A
Accumulation units outstanding at the end of period	2,418	1,719	-	2,148	2,267	2,313	2,162	-	N/A

JNL/MCM Technology Sector Division218

Accumulation unit value:
Beginning of period	$5.95	$3.71	$6.68	$5.96	$5.56	$5.78	$5.54	N/A	N/A
End of period	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56	$5.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division289

Accumulation unit value:
Beginning of period	$10.16	$9.04	$17.55	$15.00	$15.52	$11.41	$9.62	N/A	N/A
End of period	$12.18	$10.16	$9.04	$17.55	$15.00	$15.52	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	1,061	1,242	-	-	-	-	-	N/A	N/A

JNL/MCM VIP Division288

Accumulation unit value:
Beginning of period	$9.66	$7.95	$14.19	$13.08	$11.90	$11.06	$9.77	N/A	N/A
End of period	$10.91	$9.66	$7.95	$14.19	$13.08	$11.90	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A
JNL/Oppenheimer Global Growth Division146

Accumulation unit value:
Beginning of period	$11.65	$8.53	$14.72	$14.14	$12.34	$11.07	$9.58	$7.86	N/A
End of period	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34	$11.07	$9.58	N/A
Accumulation units outstanding at the end of period	395	423	-	-	-	2,195	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$7.95	$4.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.30	$7.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,304	1,511	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.39	$4.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.46	$7.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,355	1,659	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.78	$10.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.43	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,637	3,765	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division116

Accumulation unit value:
Beginning of period	$16.02	$14.16	$14.40	$13.58	$13.39	$13.36	$13.06	$12.89	N/A
End of period	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39	$13.36	$13.06	N/A
Accumulation units outstanding at the end of period	11,543	11,706	8,650	-	-	-	-	-	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.72	$8.87	$13.08	$13.50	$12.47	$12.51	$12.18	N/A	N/A
End of period	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47	$12.51	N/A	N/A
Accumulation units outstanding at the end of period	3,424	3,231	2,544	-	-	-	-	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division169

Accumulation unit value:
Beginning of period	$14.36	$10.13	$19.60	$21.20	$19.14	$18.62	$17.32	$15.45	N/A
End of period	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14	$18.62	$17.32	N/A
Accumulation units outstanding at the end of period	81	226	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division176

Accumulation unit value:
Beginning of period	$11.95	$9.31	$15.62	$14.60	$12.90	$12.14	$11.00	$10.30	N/A
End of period	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90	$12.14	$11.00	N/A
Accumulation units outstanding at the end of period	472	433	-	-	-	-	-	-	N/A

JNL/S&P Managed Conservative Division292

Accumulation unit value:
Beginning of period	$10.83	$9.74	$11.52	$11.07	$10.47	$10.30	$9.96	N/A	N/A
End of period	$11.53	$10.83	$9.74	$11.52	$11.07	$10.47	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	2,159	2,162	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division120

Accumulation unit value:
Beginning of period	$12.31	$9.81	$15.49	$14.55	$13.01	$12.36	$11.32	$9.36	N/A
End of period	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01	$12.36	$11.32	N/A
Accumulation units outstanding at the end of period	1,726	1,729	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division282

Accumulation unit value:
Beginning of period	$11.04	$9.50	$12.31	$11.67	$10.79	$10.49	$10.00	N/A	N/A
End of period	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	7,022	7,747	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division158

Accumulation unit value:
Beginning of period	$12.66	$10.47	$14.73	$13.84	$12.60	$12.08	$11.25	$10.58	N/A
End of period	$14.04	$12.66	$10.47	$14.73	$13.84	$12.60	$12.08	$11.25	N/A
Accumulation units outstanding at the end of period	7,822	9,228	9,412	-	-	-	-	-	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division152

Accumulation unit value:
Beginning of period	$23.83	$20.32	$26.17	$24.85	$22.32	$21.63	$19.91	$18.18	N/A
End of period	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32	$21.63	$19.91	N/A
Accumulation units outstanding at the end of period	1,296	1,412	1,476	-	-	-	-	-	N/A

JNL/Select Money Market Division183

Accumulation unit value:
Beginning of period	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49	$11.64	$11.69	N/A
End of period	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49	$11.64	N/A
Accumulation units outstanding at the end of period	330	342	-	-	-	-	-	-	N/A

JNL/Select Value Division169

Accumulation unit value:
Beginning of period	$17.05	$14.04	$21.49	$20.35	$17.17	$16.21	$14.41	$12.41	N/A
End of period	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17	$16.21	$14.41	N/A
Accumulation units outstanding at the end of period	638	820	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division112

Accumulation unit value:
Beginning of period	$23.82	$16.94	$30.25	$28.05	$25.18	$24.22	$22.50	$18.10	N/A
End of period	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18	$24.22	$22.50	N/A
Accumulation units outstanding at the end of period	911	705	-	-	-	-	-	-	N/A

JNL/T.Rowe Price Mid-Cap Growth Division112

Accumulation unit value:
Beginning of period	$35.33	$24.56	$42.23	$36.78	$35.15	$31.44	$27.19	$20.19	N/A
End of period	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15	$31.44	$27.19	N/A
Accumulation units outstanding at the end of period	406	217	-	-	-	763	-	-	N/A

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.14	$9.62	$10.44	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.23	$10.14	$9.62	$10.44	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division180

Accumulation unit value:
Beginning of period	$12.14	$9.04	$15.49	$15.68	$13.34	$12.82	$11.36	$10.37	N/A
End of period	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34	$12.82	$11.36	N/A
Accumulation units outstanding at the end of period	1,699	1,370	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$13.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,522	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division30

Accumulation unit value:
Beginning of period	$10.28	$8.57	$12.20	$11.54	$10.64	$9.87	$9.21	$8.27	$9.05
End of period	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64	$9.87	$9.21	$8.27
Accumulation units outstanding at the end of period	-	-	-	644	746	751	1,383	1,288	89

JNL/Capital Guardian
Global Diversified Research Division314
Accumulation unit value:
Beginning of period	$21.64	$15.98	$28.38	$24.03	$21.65	$21.70	$21.08	N/A	N/A
End of period	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65	$21.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division7

Accumulation unit value:
Beginning of period	$13.92	$10.62	$17.79	$18.06	$16.42	$16.22	$15.58	$12.77	$16.88
End of period	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42	$16.22	$15.58	$12.77
Accumulation units outstanding at the end of period	-	-	175	171	142	318	318	319	-

JNL/Eagle SmallCap Equity Division10

Accumulation unit value:
Beginning of period	$19.19	$14.46	$23.93	$21.81	$18.54	$18.47	$15.88	$11.58	$16.13
End of period	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54	$18.47	$15.88	$11.58
Accumulation units outstanding at the end of period	-	-	121	301	344	534	714	872	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division456

Accumulation unit value:
Beginning of period	$9.67	$7.43	$10.80	$10.83	$9.95	N/A	N/A	N/A	N/A
End of period	$10.66	$9.67	$7.43	$10.80	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division383
Accumulation unit value:
Beginning of period	$9.87	$7.55	$11.52	$12.54	$10.88	$10.55	N/A	N/A	N/A
End of period	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	375	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division30

Accumulation unit value:
Beginning of period	$19.51	$17.45	$18.80	$17.94	$17.50	$17.42	$16.64	$14.96	$14.40
End of period	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50	$17.42	$16.64	$14.96
Accumulation units outstanding at the end of period	-	-	800	1,241	1,220	415	756	702	51

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division381

Accumulation unit value:
Beginning of period	$10.41	$8.02	$12.81	$12.73	$11.23	$10.53	N/A	N/A	N/A
End of period	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division371

Accumulation unit value:
Beginning of period	$10.48	$8.07	$12.82	$15.41	$11.54	$10.51	N/A	N/A	N/A
End of period	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division149

Accumulation unit value:
Beginning of period	$13.67	$10.19	$17.63	$16.40	$13.66	$12.60	$11.06	$9.62	N/A
End of period	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66	$12.60	$11.06	N/A
Accumulation units outstanding at the end of period	-	-	181	411	508	768	1,053	1,014	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$10.22	$8.39	$13.75	$12.15	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$10.22	$8.39	$13.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	779	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$18.04	$12.88	$23.68	$22.35	N/A	N/A	N/A	N/A	N/A
End of period	$22.18	$18.04	$12.88	$23.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	672	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division7
Accumulation unit value:
Beginning of period	$16.29	$16.04	$15.38	$14.76	$14.60	$14.57	$14.32	$14.46	$13.18
End of period	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60	$14.57	$14.32	$14.46
Accumulation units outstanding at the end of period	-	-	-	531	405	406	798	735	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division457

Accumulation unit value:
Beginning of period	$11.51	$6.84	$13.99	$10.84	$9.48	N/A	N/A	N/A	N/A
End of period	$13.74	$11.51	$6.84	$13.99	$10.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	403	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division16

Accumulation unit value:
Beginning of period	$15.31	$11.20	$18.74	$19.65	$17.51	$16.44	$13.46	$10.66	$13.19
End of period	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51	$16.44	$13.46	$10.66
Accumulation units outstanding at the end of period	-	-	161	1,019	1,447	1,858	1,493	1,250	114

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division77

Accumulation unit value:
Beginning of period	$10.91	$7.29	$11.49	$12.07	$10.99	$11.56	$9.68	$7.44	$7.92
End of period	$13.13	$10.91	$7.29	$11.49	$12.07	$10.99	$11.56	$9.68	$7.44
Accumulation units outstanding at the end of period	-	508	512	1,814	1,299	1,300	1,213	1,321	444

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division265

Accumulation unit value:
Beginning of period	$4.30	$3.49	$5.91	$5.79	$4.34	$4.39	$3.92	N/A	N/A
End of period	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34	$4.39	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division301

Accumulation unit value:
Beginning of period	$8.82	$6.77	$10.06	$11.15	$10.04	$10.51	$9.78	N/A	N/A
End of period	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division77

Accumulation unit value:
Beginning of period	$6.44	$5.68	$10.74	$10.86	$8.56	$9.27	$9.20	$7.47	$7.17
End of period	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56	$9.27	$9.20	$7.47
Accumulation units outstanding at the end of period	-	4,770	569	1,884	1,312	1,313	1,237	1,347	467

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.05	$5.14	$10.36	$11.75	$10.00	N/A	N/A	N/A	N/A
End of period	$6.63	$6.05	$5.14	$10.36	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,198	2,363	4,041	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division271

Accumulation unit value:
Beginning of period	$6.42	$5.53	$11.43	$14.13	$12.16	$11.70	$10.38	N/A	N/A
End of period	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16	$11.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	919	961	1,223	548	N/A	N/A

JNL/MCM Global 15 Division182

Accumulation unit value:
Beginning of period	$11.85	$9.23	$18.31	$16.83	$12.27	$11.37	$9.06	$8.45	N/A
End of period	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27	$11.37	$9.06	N/A
Accumulation units outstanding at the end of period	1,185	5,863	492	495	-	-	-	-	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division259

Accumulation unit value:
Beginning of period	$10.70	$9.03	$12.01	$11.40	$10.96	$10.40	$10.48	N/A	N/A
End of period	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96	$10.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	480	502	639	287	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division286

Accumulation unit value:
Beginning of period	$9.33	$7.67	$13.64	$13.73	$11.80	$10.89	$9.77	N/A	N/A
End of period	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	1,524	1,621	2,774	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division466

Accumulation unit value:
Beginning of period	$8.46	$6.27	$11.88	$10.68	$9.38	N/A	N/A	N/A	N/A
End of period	$9.42	$8.46	$6.27	$11.88	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,711	1,772	3,405	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division316

Accumulation unit value:
Beginning of period	$9.43	$7.18	$12.54	$10.75	$10.48	$10.82	$10.46	N/A	N/A
End of period	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division278

Accumulation unit value:
Beginning of period	$25.21	$21.44	$35.23	$26.60	$22.49	$16.79	$15.14	N/A	N/A
End of period	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49	$16.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,703	1,877	2,027	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division77

Accumulation unit value:
Beginning of period	$7.88	$6.72	$13.62	$13.25	$12.92	$9.62	$8.35	$7.17	$8.49
End of period	$8.59	$7.88	$6.72	$13.62	$13.25	$12.92	$9.62	$8.35	$7.17
Accumulation units outstanding at the end of period	-	5,062	574	4,278	3,475	3,326	1,217	1,325	436

JNL/MCM S&P 24 Division474

Accumulation unit value:
Beginning of period	$8.20	$7.05	$10.70	$10.16	$9.45	N/A	N/A	N/A	N/A
End of period	$9.36	$8.20	$7.05	$10.70	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division77

Accumulation unit value:
Beginning of period	$10.75	$10.46	$17.82	$20.33	$18.96	$17.78	$16.12	$11.12	$10.95
End of period	$12.13	$10.75	$10.46	$17.82	$20.33	$18.96	$17.78	$16.12	$11.12
Accumulation units outstanding at the end of period	-	2,761	325	1,068	741	741	784	854	307

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division3

Accumulation unit value:
Beginning of period	$11.54	$9.25	$14.52	$15.15	$13.17	$12.90	$11.22	$7.86	$9.52
End of period	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17	$12.90	$11.22	$7.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	261	-

JNL/MCM Technology Sector Division259

Accumulation unit value:
Beginning of period	$5.92	$3.69	$6.66	$5.93	$5.54	$5.52	$5.35	N/A	N/A
End of period	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54	$5.52	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division308

Accumulation unit value:
Beginning of period	$10.13	$9.02	$17.53	$14.98	$15.51	$11.41	$10.70	N/A	N/A
End of period	$12.15	$10.13	$9.02	$17.53	$14.98	$15.51	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	1,296	5,643	2,424	-	-	-	-	N/A	N/A

JNL/MCM VIP Division286

Accumulation unit value:
Beginning of period	$9.63	$7.93	$14.16	$13.06	$11.89	$11.06	$9.80	N/A	N/A
End of period	$10.88	$9.63	$7.93	$14.16	$13.06	$11.89	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division30

Accumulation unit value:
Beginning of period	$11.60	$8.50	$14.67	$14.09	$12.30	$11.05	$9.57	$6.95	$9.13
End of period	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30	$11.05	$9.57	$6.95
Accumulation units outstanding at the end of period	-	-	217	1,689	1,926	2,548	2,068	1,397	94

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division30

Accumulation unit value:
Beginning of period	$15.93	$14.09	$14.33	$13.52	$13.34	$13.32	$13.03	$12.69	$12.04
End of period	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34	$13.32	$13.03	$12.69
Accumulation units outstanding at the end of period	-	-	-	581	522	523	951	880	60

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.64	$8.82	$13.01	$13.44	$12.42	$12.47	$12.14	N/A	N/A
End of period	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42	$12.47	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	307	257	257	503	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division14

Accumulation unit value:
Beginning of period	$14.25	$10.07	$19.48	$21.08	$19.04	$18.54	$17.25	$14.14	$17.43
End of period	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04	$18.54	$17.25	$14.14
Accumulation units outstanding at the end of period	-	-	176	711	718	1,037	623	288	-

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.22	$6.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$9.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,552	1,636	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division15

Accumulation unit value:
Beginning of period	$11.88	$9.26	$15.54	$14.54	$12.85	$12.10	$10.97	$8.83	$11.08
End of period	$13.62	$11.88	$9.26	$15.54	$14.54	$12.85	$12.10	$10.97	$8.83
Accumulation units outstanding at the end of period	-	-	238	12,769	12,811	13,067	12,420	1,322	-

JNL/S&P Managed Conservative Division290

Accumulation unit value:
Beginning of period	$10.80	$9.71	$11.50	$11.05	$10.46	$10.30	$9.94	N/A	N/A
End of period	$11.49	$10.80	$9.71	$11.50	$11.05	$10.46	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division56

Accumulation unit value:
Beginning of period	$12.24	$9.76	$15.42	$14.48	$12.96	$12.32	$11.29	$9.47	$9.73
End of period	$13.91	$12.24	$9.76	$15.42	$14.48	$12.96	$12.32	$11.29	$9.47
Accumulation units outstanding at the end of period	-	-	-	10,689	10,689	10,689	10,689	10,689	5,374

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division290

Accumulation unit value:
Beginning of period	$11.01	$9.48	$12.29	$11.66	$10.78	$10.49	$9.87	N/A	N/A
End of period	$12.00	$11.01	$9.48	$12.29	$11.66	$10.78	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division87

Accumulation unit value:
Beginning of period	$12.57	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	$9.72	$9.63
End of period	$13.93	$12.57	$10.40	$14.64	$13.77	$12.53	$12.03	$11.21	$9.72
Accumulation units outstanding at the end of period	-	-	1,229	1,668	1,692	8,366	8,048	7,789	7,789

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division10

Accumulation unit value:
Beginning of period	$23.66	$20.18	$26.00	$24.70	$22.20	$21.53	$19.83	$16.65	$17.97
End of period	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20	$21.53	$19.83	$16.65
Accumulation units outstanding at the end of period	-	-	706	1,014	1,023	313	610	566	-
JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.87	$12.10	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.87	$12.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	269	271	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division221

Accumulation unit value:
Beginning of period	$16.99	$13.99	$21.44	$20.30	$17.14	$16.19	$14.78	N/A	N/A
End of period	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14	$16.19	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division7

Accumulation unit value:
Beginning of period	$23.64	$16.83	$30.06	$27.88	$25.04	$24.11	$22.40	$17.53	$23.01
End of period	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04	$24.11	$22.40	$17.53
Accumulation units outstanding at the end of period	-	-	105	374	351	467	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division2

Accumulation unit value:
Beginning of period	$35.07	$24.39	$41.97	$36.57	$34.96	$31.29	$27.08	$19.95	$24.67
End of period	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96	$31.29	$27.08	$19.95
Accumulation units outstanding at the end of period	-	-	72	78	83	189	189	297	-

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.13	$9.61	$10.43	$10.17	$10.00	N/A	N/A	N/A	N/A
End of period	$10.21	$10.13	$9.61	$10.43	$10.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division30

Accumulation unit value:
Beginning of period	$12.08	$9.00	$15.43	$15.63	$13.30	$12.79	$11.34	$8.92	$11.31
End of period	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30	$12.79	$11.34	$8.92
Accumulation units outstanding at the end of period	-	-	195	2,343	2,575	3,312	2,622	1,819	74

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.54	$6.50	$13.62	$10.14	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$9.54	$6.50	$13.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	192	1,457	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division156

Accumulation unit value:
Beginning of period	$10.22	$8.53	$12.15	$11.50	$10.61	$9.84	$9.19	$8.76	N/A
End of period	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61	$9.84	$9.19	N/A
Accumulation units outstanding at the end of period	-	964	987	5,528	4,554	4,736	4,858	2,918	N/A

JNL/Capital Guardian
Global Diversified Research Division263
Accumulation unit value:
Beginning of period	$21.48	$15.87	$28.20	$23.88	$21.54	$21.59	$19.45	N/A	N/A
End of period	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54	$21.59	N/A	N/A
Accumulation units outstanding at the end of period	50	-	-	272	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division184
Accumulation unit value:
Beginning of period	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29	$22.23	$20.96	N/A
End of period	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29	$22.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	58	53	-	N/A

JNL/Eagle Core Equity Division109

Accumulation unit value:
Beginning of period	$13.83	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	$12.04	N/A
End of period	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34	$16.15	$15.52	N/A
Accumulation units outstanding at the end of period	-	1,796	2,777	3,389	6,203	5,473	5,561	4,622	N/A

JNL/Eagle SmallCap Equity Division175

Accumulation unit value:
Beginning of period	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	$15.26	N/A
End of period	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39	$15.82	N/A
Accumulation units outstanding at the end of period	-	-	187	1,437	2,032	1,969	2,021	1,887	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.87	$6.18	$9.88	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.50	$7.87	$6.18	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	17,232	18,993	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division471

Accumulation unit value:
Beginning of period	$9.65	$7.42	$10.79	$10.82	$9.92	N/A	N/A	N/A	N/A
End of period	$10.63	$9.65	$7.42	$10.79	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308	-	2,182	1,464	1,464	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division382
Accumulation unit value:
Beginning of period	$9.85	$7.53	$11.51	$12.53	$10.87	$10.52	N/A	N/A	N/A
End of period	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215	439	1,555	1,938	527	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division157

Accumulation unit value:
Beginning of period	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33	$16.56	$16.14	N/A
End of period	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33	$16.56	N/A
Accumulation units outstanding at the end of period	245	1,172	7,881	8,688	9,592	1,390	949	849	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division371

Accumulation unit value:
Beginning of period	$10.39	$8.00	$12.80	$12.72	$11.23	$10.32	N/A	N/A	N/A
End of period	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	96	-	602	518	518	1,617	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division363

Accumulation unit value:
Beginning of period	$10.45	$8.06	$12.81	$15.40	$11.53	$10.13	N/A	N/A	N/A
End of period	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,355	1,899	-	351	910	598	N/A	N/A	N/A

JNL/Invesco International Growth Division109

Accumulation unit value:
Beginning of period	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	$7.84	N/A
End of period	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54	$11.01	N/A
Accumulation units outstanding at the end of period	1,976	2,030	1,060	5,004	5,912	4,688	5,009	10,322	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division227

Accumulation unit value:
Beginning of period	$10.17	$8.36	$13.71	$12.10	$11.46	$10.92	$10.26	N/A	N/A
End of period	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46	$10.92	N/A	N/A
Accumulation units outstanding at the end of period	-	991	979	794	741	-	21	N/A	N/A

JNL/Invesco Small Cap Growth Division109

Accumulation unit value:
Beginning of period	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	$7.59	N/A
End of period	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65	$11.14	N/A
Accumulation units outstanding at the end of period	2,551	2,597	-	3,403	7,746	6,539	6,914	5,579	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	257	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division206

Accumulation unit value:
Beginning of period	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94	$8.54	N/A	N/A
End of period	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	8,468	8,785	9,696	N/A	N/A

JNL/JPMorgan MidCap Growth Division165

Accumulation unit value:
Beginning of period	$17.90	$12.80	$23.53	$22.27	$20.31	$19.54	$16.92	$14.97	N/A
End of period	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31	$19.54	$16.92	N/A
Accumulation units outstanding at the end of period	676	676	192	677	730	419	436	1,453	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division109
Accumulation unit value:
Beginning of period	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	$14.62	N/A
End of period	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50	$14.26	N/A
Accumulation units outstanding at the end of period	726	1,617	4,077	7,819	14,856	11,239	10,848	6,649	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division449

Accumulation unit value:
Beginning of period	$11.48	$6.83	$13.98	$10.83	$9.98	N/A	N/A	N/A	N/A
End of period	$13.70	$11.48	$6.83	$13.98	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61	-	-	556	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division1

Accumulation unit value:
Beginning of period	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	$10.64	N/A
End of period	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38	$13.42	N/A
Accumulation units outstanding at the end of period	2,412	2,787	645	3,685	6,806	6,074	6,242	5,910	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$12.05	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.52	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	335	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division151

Accumulation unit value:
Beginning of period	$10.86	$7.25	$11.44	$12.03	$10.95	$11.53	$9.66	$7.70	N/A
End of period	$13.05	$10.86	$7.25	$11.44	$12.03	$10.95	$11.53	$9.66	N/A
Accumulation units outstanding at the end of period	489	511	7,239	9,611	14,983	17,269	14,585	17,301	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division155

Accumulation unit value:
Beginning of period	$12.03	$11.62	$11.45	$10.99	$10.84	$10.87	$10.72	$10.86	N/A
End of period	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84	$10.87	$10.72	N/A
Accumulation units outstanding at the end of period	986	1,801	1,978	6,325	11,004	31,560	30,209	13,005	N/A

JNL/MCM Communications Sector Division263

Accumulation unit value:
Beginning of period	$4.28	$3.48	$5.89	$5.77	$4.33	$4.38	$3.90	N/A	N/A
End of period	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33	$4.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,288	1,067	292	292	N/A	N/A

JNL/MCM Consumer Brands Sector Division263

Accumulation unit value:
Beginning of period	$8.78	$6.74	$10.02	$11.11	$10.01	$10.48	$9.72	N/A	N/A
End of period	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	240	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division151

Accumulation unit value:
Beginning of period	$6.41	$5.65	$10.70	$10.82	$8.53	$9.24	$9.18	$7.90	N/A
End of period	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53	$9.24	$9.18	N/A
Accumulation units outstanding at the end of period	1,287	797	7,998	15,739	26,927	41,712	37,404	40,542	N/A

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.03	$5.13	$10.35	$11.75	$10.00	N/A	N/A	N/A	N/A
End of period	$6.62	$6.03	$5.13	$10.35	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,814	2,849	1,600	6,245	11,731	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division258

Accumulation unit value:
Beginning of period	$6.38	$5.50	$11.38	$14.08	$12.12	$11.67	$10.59	N/A	N/A
End of period	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12	$11.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	318	3,386	2,807	10	-	N/A	N/A

JNL/MCM Global 15 Division151

Accumulation unit value:
Beginning of period	$11.79	$9.19	$18.24	$16.77	$12.23	$11.34	$9.04	$7.57	N/A
End of period	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23	$11.34	$9.04	N/A
Accumulation units outstanding at the end of period	1,793	1,365	10,057	11,833	19,614	15,683	13,386	11,488	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division247

Accumulation unit value:
Beginning of period	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37	$10.53	N/A	N/A
End of period	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,023	938	653	1,501	1,270	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division121

Accumulation unit value:
Beginning of period	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30	$11.37	$8.06	N/A
End of period	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30	$11.37	N/A
Accumulation units outstanding at the end of period	1,240	2,418	1,484	5,903	8,931	8,118	7,416	5,682	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division294

Accumulation unit value:
Beginning of period	$9.30	$7.66	$13.62	$13.72	$11.79	$10.89	$9.62	N/A	N/A
End of period	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	329	7,085	5,124	8,189	8,352	2,615	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division456

Accumulation unit value:
Beginning of period	$8.45	$6.27	$11.87	$10.68	$9.75	N/A	N/A	N/A	N/A
End of period	$9.40	$8.45	$6.27	$11.87	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division293

Accumulation unit value:
Beginning of period	$9.40	$7.17	$12.52	$10.74	$10.48	$10.81	$9.94	N/A	N/A
End of period	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	169	176	-	237	5,418	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division249

Accumulation unit value:
Beginning of period	$25.08	$21.34	$35.09	$26.50	$22.42	$16.74	$14.08	N/A	N/A
End of period	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42	$16.74	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	236	1,218	959	959	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division151

Accumulation unit value:
Beginning of period	$7.84	$6.69	$13.56	$13.20	$12.88	$9.59	$8.33	$7.62	N/A
End of period	$8.55	$7.84	$6.69	$13.56	$13.20	$12.88	$9.59	$8.33	N/A
Accumulation units outstanding at the end of period	431	726	7,003	14,547	24,601	21,983	20,219	19,144	N/A

JNL/MCM S&P 24 Division485

Accumulation unit value:
Beginning of period	$8.19	$7.04	$10.69	$10.15	$9.45	N/A	N/A	N/A	N/A
End of period	$9.34	$8.19	$7.04	$10.69	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division155

Accumulation unit value:
Beginning of period	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58	$11.10	$9.35	N/A
End of period	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58	$11.10	N/A
Accumulation units outstanding at the end of period	1,418	2,418	1,547	6,009	6,582	12,878	12,189	12,053	N/A

JNL/MCM S&P 500 Index Division121

Accumulation unit value:
Beginning of period	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	$7.65	N/A
End of period	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28	$9.54	N/A
Accumulation units outstanding at the end of period	2,945	5,434	9,161	24,995	37,167	23,893	24,891	26,124	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division151

Accumulation unit value:
Beginning of period	$10.69	$10.41	$17.75	$20.25	$18.90	$17.73	$16.09	$12.84	N/A
End of period	$12.06	$10.69	$10.41	$17.75	$20.25	$18.90	$17.73	$16.09	N/A
Accumulation units outstanding at the end of period	-	-	4,266	5,317	8,619	9,218	8,466	7,122	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division155

Accumulation unit value:
Beginning of period	$11.50	$9.23	$14.49	$15.13	$13.15	$12.89	$11.22	$9.12	N/A
End of period	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15	$12.89	$11.22	N/A
Accumulation units outstanding at the end of period	3,469	4,043	1,652	5,187	7,696	10,670	9,459	11,348	N/A

JNL/MCM Technology Sector Division253

Accumulation unit value:
Beginning of period	$5.89	$3.67	$6.63	$5.91	$5.52	$5.51	$5.11	N/A	N/A
End of period	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52	$5.51	N/A	N/A
Accumulation units outstanding at the end of period	220	1,030	-	648	9,681	-	-	N/A	N/A

JNL/MCM Value Line 30 Division293

Accumulation unit value:
Beginning of period	$10.10	$9.00	$17.50	$14.96	$15.50	$11.41	$9.56	N/A	N/A
End of period	$12.11	$10.10	$9.00	$17.50	$14.96	$15.50	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	111	1,029	1,681	2,738	2,340	-	-	N/A	N/A

JNL/MCM VIP Division299

Accumulation unit value:
Beginning of period	$9.61	$7.92	$14.14	$13.05	$11.88	$11.06	$10.10	N/A	N/A
End of period	$10.84	$9.61	$7.92	$14.14	$13.05	$11.88	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	234	1,145	-	792	1,122	912	-	N/A	N/A

JNL/Oppenheimer Global Growth Division179

Accumulation unit value:
Beginning of period	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03	$9.56	$8.58	N/A
End of period	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03	$9.56	N/A
Accumulation units outstanding at the end of period	44	712	11,529	14,570	14,139	1,504	1,160	1,170	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.37	$4.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.44	$7.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71	822	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.75	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,239	2,899	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division109

Accumulation unit value:
Beginning of period	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	$12.91	N/A
End of period	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27	$12.98	N/A
Accumulation units outstanding at the end of period	7,978	6,882	16,455	28,294	37,120	21,988	20,691	15,988	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43	$12.10	N/A	N/A
End of period	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43	N/A	N/A
Accumulation units outstanding at the end of period	1,237	3,281	9,989	13,465	16,658	4,455	5,314	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	385	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$8.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	385	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division11

Accumulation unit value:
Beginning of period	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	$14.08	N/A
End of period	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44	$17.17	N/A
Accumulation units outstanding at the end of period	-	530	931	769	1,325	417	434	452	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$7.62	$6.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.41	$7.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,692	16,026	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$8.02	$6.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.89	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	262	275	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$9.56	$6.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	423	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division121

Accumulation unit value:
Beginning of period	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	$8.77	N/A
End of period	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80	$12.05	$10.94	N/A
Accumulation units outstanding at the end of period	44	-	2,634	4,079	6,299	11,148	9,573	1,710	N/A

JNL/S&P Managed Conservative Division300

Accumulation unit value:
Beginning of period	$10.77	$9.69	$11.48	$11.04	$10.45	$10.30	$10.04	N/A	N/A
End of period	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	7,459	-	-	-	4,017	-	-	N/A	N/A

JNL/S&P Managed Growth Division127

Accumulation unit value:
Beginning of period	$12.17	$9.71	$15.34	$14.42	$12.91	$12.28	$11.26	$9.64	N/A
End of period	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91	$12.28	$11.26	N/A
Accumulation units outstanding at the end of period	3,720	3,835	18,748	32,393	52,937	60,352	56,425	51,716	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division294

Accumulation unit value:
Beginning of period	$10.99	$9.46	$12.27	$11.64	$10.78	$10.49	$9.87	N/A	N/A
End of period	$11.97	$10.99	$9.46	$12.27	$11.64	$10.78	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division6

Accumulation unit value:
Beginning of period	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	$9.70	N/A
End of period	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48	$11.99	$11.18	N/A
Accumulation units outstanding at the end of period	-	3,517	5,208	6,417	6,477	5,208	5,208	5,820	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division14

Accumulation unit value:
Beginning of period	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	$16.59	N/A
End of period	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42	$19.74	N/A
Accumulation units outstanding at the end of period	173	2,198	2,278	3,339	2,093	748	201	297	N/A

JNL/Select Money Market Division156

Accumulation unit value:
Beginning of period	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38	$11.54	$11.64	N/A
End of period	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38	$11.54	N/A
Accumulation units outstanding at the end of period	317	2,092	21,448	20,704	3,908	2,202	390	1,714	N/A

JNL/Select Value Division213

Accumulation unit value:
Beginning of period	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17	$14.63	N/A	N/A
End of period	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17	N/A	N/A
Accumulation units outstanding at the end of period	2,522	2,528	51	2,683	5,582	251	165	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division4

Accumulation unit value:
Beginning of period	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99	$22.31	$17.46	N/A
End of period	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99	$22.31	N/A
Accumulation units outstanding at the end of period	783	1,535	864	2,150	2,801	2,824	2,841	2,181	N/A

JNL/T.Rowe Price Mid-Cap Growth Division4

Accumulation unit value:
Beginning of period	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	$19.87	N/A
End of period	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14	$26.96	N/A
Accumulation units outstanding at the end of period	626	767	320	1,318	2,941	1,687	1,811	1,601	N/A

JNL/T.Rowe Price Short-Term Bond Division459

Accumulation unit value:
Beginning of period	$10.11	$9.59	$10.43	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.18	$10.11	$9.59	$10.43	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,950	3,080	1,436	2,432	1,550	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division11

Accumulation unit value:
Beginning of period	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76	$11.32	$8.91	N/A
End of period	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76	$11.32	N/A
Accumulation units outstanding at the end of period	1,470	3,474	3,668	6,323	8,237	8,302	6,768	5,619	N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.53	$6.49	$13.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.53	$6.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	83	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division250

Accumulation unit value:
Beginning of period	$10.17	$8.49	$12.11	$11.46	$10.58	$9.82	$9.14	N/A	N/A
End of period	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58	$9.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,088	-	98	-	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division311
Accumulation unit value:
Beginning of period	$21.32	$15.77	$28.02	$23.75	$21.42	$21.49	$21.02	N/A	N/A
End of period	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42	$21.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$20.74	$15.73	$26.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.86	$20.74	$15.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,033	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$13.73	$10.49	$17.37	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	$13.73	$10.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	302	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division250

Accumulation unit value:
Beginning of period	$18.93	$14.29	$23.66	$21.58	$18.37	$18.32	$16.41	N/A	N/A
End of period	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37	$18.32	N/A	N/A
Accumulation units outstanding at the end of period	-	-	629	316	316	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$7.86	$6.17	$9.88	$10.00	N/A	N/A	N/A	N/A	N/A
End of period	$8.49	$7.86	$6.17	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,303	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division469

Accumulation unit value:
Beginning of period	$9.63	$7.41	$10.78	$10.82	$9.93	N/A	N/A	N/A	N/A
End of period	$10.61	$9.63	$7.41	$10.78	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,085	176	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division373
Accumulation unit value:
Beginning of period	$9.83	$7.52	$11.49	$12.52	$10.87	$10.28	N/A	N/A	N/A
End of period	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	590	590	590	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division185

Accumulation unit value:
Beginning of period	$19.23	$17.22	$18.56	$17.73	$17.31	$17.25	$16.49	$16.19	N/A
End of period	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31	$17.25	$16.49	N/A
Accumulation units outstanding at the end of period	-	-	3,041	296	296	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division373

Accumulation unit value:
Beginning of period	$10.37	$7.99	$12.78	$12.71	$11.23	$10.34	N/A	N/A	N/A
End of period	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division379

Accumulation unit value:
Beginning of period	$10.43	$8.04	$12.79	$15.38	$11.53	$10.63	N/A	N/A	N/A
End of period	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,115	1,885	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division229

Accumulation unit value:
Beginning of period	$13.48	$10.06	$17.40	$16.21	$13.52	$12.48	$11.03	N/A	N/A
End of period	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52	$12.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division146

Accumulation unit value:
Beginning of period	$10.13	$8.33	$13.67	$12.07	$11.44	$10.90	$10.13	$9.20	N/A
End of period	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44	$10.90	$10.13	N/A
Accumulation units outstanding at the end of period	-	-	-	376	377	179	180	181	N/A

JNL/Invesco Small Cap Growth Division146

Accumulation unit value:
Beginning of period	$11.70	$8.87	$15.05	$13.82	$12.33	$11.63	$11.13	$9.47	N/A
End of period	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33	$11.63	$11.13	N/A
Accumulation units outstanding at the end of period	-	-	3,399	-	-	173	173	174	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division250

Accumulation unit value:
Beginning of period	$11.24	$8.82	$16.25	$14.84	$11.49	$9.91	$8.72	N/A	N/A
End of period	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49	$9.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,530	716	716	-	-	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.77	$12.71	$23.38	$22.09	N/A	N/A	N/A	N/A	N/A
End of period	$21.84	$17.77	$12.71	$23.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	98	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division183
Accumulation unit value:
Beginning of period	$16.05	$15.82	$15.18	$14.59	$14.45	$14.43	$14.20	$14.21	N/A
End of period	$16.86	$16.05	$15.82	$15.18	$14.59	$14.45	$14.43	$14.20	N/A
Accumulation units outstanding at the end of period	-	-	3,706	997	997	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division489

Accumulation unit value:
Beginning of period	$11.46	$6.82	$13.96	$10.83	$9.20	N/A	N/A	N/A	N/A
End of period	$13.67	$11.46	$6.82	$13.96	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	72	843	181	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division190

Accumulation unit value:
Beginning of period	$15.13	$11.08	$18.55	$19.48	$17.38	$16.33	$13.38	$12.55	N/A
End of period	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38	$16.33	$13.38	N/A
Accumulation units outstanding at the end of period	-	-	5,954	399	401	2	306	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division81

Accumulation unit value:
Beginning of period	$10.80	$7.22	$11.39	$11.98	$10.92	$11.49	$9.64	$7.42	$6.96
End of period	$12.98	$10.80	$7.22	$11.39	$11.98	$10.92	$11.49	$9.64	$7.42
Accumulation units outstanding at the end of period	-	-	3,551	3,569	4,957	12,896	8,027	5,574	1,355

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division81

Accumulation unit value:
Beginning of period	$11.98	$11.58	$11.41	$10.97	$10.81	$10.85	$10.71	$10.63	$10.52
End of period	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81	$10.85	$10.71	$10.63
Accumulation units outstanding at the end of period	-	-	1,203	37	170	1,410	1,347	1,116	1,042

JNL/MCM Communications Sector Division311

Accumulation unit value:
Beginning of period	$4.25	$3.46	$5.85	$5.74	$4.31	$4.37	$4.26	N/A	N/A
End of period	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31	$4.37	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,581	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division350

Accumulation unit value:
Beginning of period	$8.73	$6.70	$9.97	$11.07	$9.97	$10.01	N/A	N/A	N/A
End of period	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division81

Accumulation unit value:
Beginning of period	$6.37	$5.62	$10.65	$10.78	$8.51	$9.22	$9.16	$7.45	$6.33
End of period	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51	$9.22	$9.16	$7.45
Accumulation units outstanding at the end of period	-	-	12,339	4,609	6,070	7,037	7,216	5,630	1,490

JNL/MCM Dow Dividend Division429

Accumulation unit value:
Beginning of period	$6.02	$5.12	$10.34	$11.74	$10.00	N/A	N/A	N/A	N/A
End of period	$6.60	$6.02	$5.12	$10.34	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	7,376	3,711	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division205

Accumulation unit value:
Beginning of period	$6.35	$5.47	$11.34	$14.02	$12.08	$11.64	$10.50	N/A	N/A
End of period	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08	$11.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	713	-	-	-	-	N/A	N/A

JNL/MCM Global 15 Division81

Accumulation unit value:
Beginning of period	$11.73	$9.15	$18.16	$16.71	$12.19	$11.31	$9.02	$6.93	$6.70
End of period	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19	$11.31	$9.02	$6.93
Accumulation units outstanding at the end of period	-	-	10,929	5,532	5,093	5,989	8,512	4,673	1,408

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division205

Accumulation unit value:
Beginning of period	$10.59	$8.95	$11.91	$11.32	$10.89	$10.34	$10.39	N/A	N/A
End of period	$10.76	$10.59	$8.95	$11.91	$11.32	$10.89	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	-	-	560	-	969	973	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division81

Accumulation unit value:
Beginning of period	$13.79	$10.90	$19.53	$18.09	$14.72	$13.28	$11.36	$8.46	$7.94
End of period	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72	$13.28	$11.36	$8.46
Accumulation units outstanding at the end of period	-	-	6,378	48	155	1,211	1,307	1,387	1,377

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division287

Accumulation unit value:
Beginning of period	$9.28	$7.64	$13.59	$13.70	$11.79	$10.89	$9.70	N/A	N/A
End of period	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	12,785	4,151	8,061	1,375	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division448

Accumulation unit value:
Beginning of period	$8.43	$6.26	$11.86	$10.68	$10.00	N/A	N/A	N/A	N/A
End of period	$9.37	$8.43	$6.26	$11.86	$10.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,478	3,375	4,022	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division304

Accumulation unit value:
Beginning of period	$9.38	$7.15	$12.50	$10.73	$10.47	$10.81	$10.40	N/A	N/A
End of period	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	581	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division205

Accumulation unit value:
Beginning of period	$24.95	$21.24	$34.94	$26.40	$22.34	$16.70	$12.83	N/A	N/A
End of period	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34	$16.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,360	491	653	655	581	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division81

Accumulation unit value:
Beginning of period	$7.80	$6.65	$13.51	$13.15	$12.84	$9.56	$8.31	$7.14	$7.51
End of period	$8.50	$7.80	$6.65	$13.51	$13.15	$12.84	$9.56	$8.31	$7.14
Accumulation units outstanding at the end of period	-	-	4,306	3,228	5,464	7,111	8,147	5,640	1,256

JNL/MCM S&P 24 Division460

Accumulation unit value:
Beginning of period	$8.17	$7.03	$10.68	$10.15	$9.66	N/A	N/A	N/A	N/A
End of period	$9.32	$8.17	$7.03	$10.68	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division81

Accumulation unit value:
Beginning of period	$12.80	$9.48	$15.52	$14.77	$13.76	$12.56	$11.09	$8.43	$7.67
End of period	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76	$12.56	$11.09	$8.43
Accumulation units outstanding at the end of period	-	-	5,416	49	169	1,288	1,347	1,376	1,423

JNL/MCM S&P 500 Index Division76

Accumulation unit value:
Beginning of period	$9.10	$7.39	$12.11	$11.80	$10.48	$10.27	$9.54	$7.63	$7.75
End of period	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48	$10.27	$9.54	$7.63
Accumulation units outstanding at the end of period	-	-	1,474	625	769	2,115	2,131	2,084	2,140

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division81

Accumulation unit value:
Beginning of period	$10.63	$10.36	$17.67	$20.18	$18.84	$17.68	$16.05	$11.09	$10.08
End of period	$11.99	$10.63	$10.36	$17.67	$20.18	$18.84	$17.68	$16.05	$11.09
Accumulation units outstanding at the end of period	-	-	5,367	2,229	2,815	3,671	4,365	3,623	936

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division81

Accumulation unit value:
Beginning of period	$11.46	$9.20	$14.45	$15.09	$13.13	$12.87	$11.21	$7.85	$7.20
End of period	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13	$12.87	$11.21	$7.85
Accumulation units outstanding at the end of period	-	-	2,007	54	181	1,277	1,348	1,485	1,525

JNL/MCM Technology Sector Division211

Accumulation unit value:
Beginning of period	$5.85	$3.65	$6.60	$5.89	$5.51	$5.49	$5.91	N/A	N/A
End of period	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51	$5.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	18,592	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division287

Accumulation unit value:
Beginning of period	$10.08	$8.98	$17.47	$14.95	$15.49	$11.41	$9.51	N/A	N/A
End of period	$12.07	$10.08	$8.98	$17.47	$14.95	$15.49	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,806	2,640	4,516	1,290	-	N/A	N/A

JNL/MCM VIP Division321

Accumulation unit value:
Beginning of period	$9.58	$7.90	$14.12	$13.03	$11.88	$11.06	$10.76	N/A	N/A
End of period	$10.81	$9.58	$7.90	$14.12	$13.03	$11.88	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,923	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division196

Accumulation unit value:
Beginning of period	$11.50	$8.43	$14.58	$14.02	$12.25	$11.01	$9.54	$9.10	N/A
End of period	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25	$11.01	$9.54	N/A
Accumulation units outstanding at the end of period	-	-	2,893	607	695	6	-	-	N/A

JNL/PAM Asia ex-Japan Division542

Accumulation unit value:
Beginning of period	$7.93	$4.78	$8.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$7.93	$4.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,190	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division541

Accumulation unit value:
Beginning of period	$7.37	$4.13	$7.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.42	$7.37	$4.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,088	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.73	$10.23	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.36	$11.73	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	548	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division76

Accumulation unit value:
Beginning of period	$15.74	$13.93	$14.19	$13.40	$13.24	$13.22	$12.94	$12.63	$12.40
End of period	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24	$13.22	$12.94	$12.63
Accumulation units outstanding at the end of period	-	-	9,167	1,462	1,563	873	486	487	360

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.49	$8.73	$12.89	$13.32	$12.32	$12.39	$12.06	N/A	N/A
End of period	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32	$12.39	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,333	-	94	9	-	N/A	N/A

JNL/PPM America Mid Cap Value Division546

Accumulation unit value:
Beginning of period	$8.08	$5.61	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	$8.08	$5.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	102	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division250

Accumulation unit value:
Beginning of period	$14.04	$9.93	$19.23	$20.83	$18.84	$18.36	$17.22	N/A	N/A
End of period	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84	$18.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	307	307	307	-	-	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.20	$6.63	$9.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$9.20	$6.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	26,028	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$8.73	$7.52	$10.48	$10.15	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$8.73	$7.52	$10.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,990	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division204

Accumulation unit value:
Beginning of period	$11.74	$9.16	$15.39	$14.41	$12.75	$12.01	$10.91	$10.75	N/A
End of period	$13.45	$11.74	$9.16	$15.39	$14.41	$12.75	$12.01	$10.91	N/A
Accumulation units outstanding at the end of period	-	-	23,531	21,393	30,938	39,792	8,519	-	N/A

JNL/S&P Managed Conservative Division295

Accumulation unit value:
Beginning of period	$10.74	$9.67	$11.46	$11.02	$10.45	$10.30	$9.98	N/A	N/A
End of period	$11.42	$10.74	$9.67	$11.46	$11.02	$10.45	$10.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division85

Accumulation unit value:
Beginning of period	$12.09	$9.65	$15.27	$14.36	$12.86	$12.23	$11.23	$9.43	$9.33
End of period	$13.74	$12.09	$9.65	$15.27	$14.36	$12.86	$12.23	$11.23	$9.43
Accumulation units outstanding at the end of period	-	-	26,040	2,241	9,605	9,638	12,412	11,984	7,076

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division300

Accumulation unit value:
Beginning of period	$10.96	$9.44	$12.25	$11.63	$10.77	$10.48	$10.03	N/A	N/A
End of period	$11.93	$10.96	$9.44	$12.25	$11.63	$10.77	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,915	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division76

Accumulation unit value:
Beginning of period	$12.42	$10.29	$14.50	$13.65	$12.44	$11.94	$11.14	$9.67	$9.66
End of period	$13.75	$12.42	$10.29	$14.50	$13.65	$12.44	$11.94	$11.14	$9.67
Accumulation units outstanding at the end of period	-	-	11,489	16,694	14,141	14,230	8,829	8,857	7,388

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division250

Accumulation unit value:
Beginning of period	$23.31	$19.91	$25.67	$24.42	$21.96	$21.32	$19.87	N/A	N/A
End of period	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96	$21.32	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,788	-	46	-	-	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.68	$11.92	$11.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.42	$11.68	$11.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	32,862	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division189

Accumulation unit value:
Beginning of period	$16.86	$13.91	$21.33	$20.22	$17.09	$16.15	$14.39	$13.06	N/A
End of period	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09	$16.15	$14.39	N/A
Accumulation units outstanding at the end of period	-	-	8,945	4,591	1,151	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division250

Accumulation unit value:
Beginning of period	$23.30	$16.60	$29.69	$27.56	$24.78	$23.87	$22.29	N/A	N/A
End of period	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78	$23.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,210	1,738	504	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division250

Accumulation unit value:
Beginning of period	$34.56	$24.06	$41.44	$36.14	$34.59	$30.99	$27.77	N/A	N/A
End of period	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59	$30.99	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,663	652	434	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.09	$9.58	$10.42	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.16	$10.09	$9.58	$10.42	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division183

Accumulation unit value:
Beginning of period	$11.96	$8.92	$15.32	$15.53	$13.22	$12.73	$11.30	$10.00	N/A
End of period	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22	$12.73	$11.30	N/A
Accumulation units outstanding at the end of period	-	-	1,423	-	79	5	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division596

Accumulation unit value:
Beginning of period	$12.52	$12.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.84	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,916	11,916	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.51	$6.49	$13.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.92	$9.51	$6.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	216	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division125

Accumulation unit value:
Beginning of period	$10.12	$8.45	$12.05	$11.42	$10.54	$9.79	$9.15	$8.41	N/A
End of period	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54	$9.79	$9.15	N/A
Accumulation units outstanding at the end of period	-	929	111	2,480	2,493	1,169	1,170	1,148	N/A

JNL/Capital Guardian
Global Diversified Research Division426
Accumulation unit value:
Beginning of period	$21.16	$15.66	$27.85	$23.61	$21.31	$20.91	N/A	N/A	N/A
End of period	$23.13	$21.16	$15.66	$27.85	$23.61	$21.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division222
Accumulation unit value:
Beginning of period	$20.59	$15.62	$27.02	$25.19	$24.63	$24.06	$22.61	N/A	N/A
End of period	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63	$24.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	452	4,238	504	N/A	N/A

JNL/Eagle Core Equity Division108

Accumulation unit value:
Beginning of period	$13.64	$10.43	$17.49	$17.79	$16.19	$16.02	$15.41	$11.88	N/A
End of period	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19	$16.02	$15.41	N/A
Accumulation units outstanding at the end of period	-	393	194	617	1,218	1,210	1,184	1,097	N/A

JNL/Eagle SmallCap Equity Division108

Accumulation unit value:
Beginning of period	$18.80	$14.19	$23.51	$21.46	$18.27	$18.23	$15.69	$10.13	N/A
End of period	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27	$18.23	$15.69	N/A
Accumulation units outstanding at the end of period	47	-	145	68	127	324	326	9,492	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division454

Accumulation unit value:
Beginning of period	$9.62	$7.40	$10.77	$10.82	$9.99	N/A	N/A	N/A	N/A
End of period	$10.58	$9.62	$7.40	$10.77	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	291	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division407
Accumulation unit value:
Beginning of period	$9.80	$7.50	$11.48	$12.51	$10.87	$10.80	N/A	N/A	N/A
End of period	$12.16	$9.80	$7.50	$11.48	$12.51	$10.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	227	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division133

Accumulation unit value:
Beginning of period	$19.09	$17.10	$18.44	$17.63	$17.22	$17.16	$16.42	$15.98	N/A
End of period	$20.09	$19.09	$17.10	$18.44	$17.63	$17.22	$17.16	$16.42	N/A
Accumulation units outstanding at the end of period	-	-	1,856	2,199	3,726	1,558	6,295	6,311	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division407

Accumulation unit value:
Beginning of period	$10.34	$7.97	$12.76	$12.70	$11.22	$11.12	N/A	N/A	N/A
End of period	$12.58	$10.34	$7.97	$12.76	$12.70	$11.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	251	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.90	$6.47	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.39	$7.90	$6.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	334	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division386

Accumulation unit value:
Beginning of period	$10.40	$8.03	$12.77	$15.37	$11.53	$10.74	N/A	N/A	N/A
End of period	$11.92	$10.40	$8.03	$12.77	$15.37	$11.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	478	242	449	-	N/A	N/A	N/A

JNL/Invesco International Growth Division164

Accumulation unit value:
Beginning of period	$13.38	$9.99	$17.29	$16.11	$13.44	$12.42	$10.92	$9.24	N/A
End of period	$14.69	$13.38	$9.99	$17.29	$16.11	$13.44	$12.42	$10.92	N/A
Accumulation units outstanding at the end of period	-	-	1,215	1,279	3,262	19,437	19,437	16,839	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division125

Accumulation unit value:
Beginning of period	$10.08	$8.30	$13.62	$12.03	$11.41	$10.88	$10.12	$8.39	N/A
End of period	$11.58	$10.08	$8.30	$13.62	$12.03	$11.41	$10.88	$10.12	N/A
Accumulation units outstanding at the end of period	174	-	313	337	362	371	386	365	N/A

JNL/Invesco Small Cap Growth Division125

Accumulation unit value:
Beginning of period	$11.64	$8.83	$14.99	$13.77	$12.30	$11.60	$11.10	$8.22	N/A
End of period	$14.37	$11.64	$8.83	$14.99	$13.77	$12.30	$11.60	$11.10	N/A
Accumulation units outstanding at the end of period	-	-	98	93	590	4,724	609	553	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division107

Accumulation unit value:
Beginning of period	$11.17	$8.78	$16.17	$14.77	$11.45	$9.87	$8.24	$5.53	N/A
End of period	$11.75	$11.17	$8.78	$16.17	$14.77	$11.45	$9.87	$8.24	N/A
Accumulation units outstanding at the end of period	-	-	716	478	6,485	17,122	24,436	20,651	N/A

JNL/JPMorgan MidCap Growth Division162

Accumulation unit value:
Beginning of period	$17.64	$12.62	$23.24	$22.02	$20.09	$19.36	$16.78	$15.00	N/A
End of period	$21.67	$17.64	$12.62	$23.24	$22.02	$20.09	$19.36	$16.78	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	204	170	1,428	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division108
Accumulation unit value:
Beginning of period	$16.01	$15.79	$15.16	$14.57	$14.44	$14.42	$14.21	$14.49	N/A
End of period	$16.80	$16.01	$15.79	$15.16	$14.57	$14.44	$14.42	$14.21	N/A
Accumulation units outstanding at the end of period	-	-	274	213	945	795	833	18	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division495

Accumulation unit value:
Beginning of period	$11.44	$6.81	$13.95	$10.83	$9.18	N/A	N/A	N/A	N/A
End of period	$13.64	$11.44	$6.81	$13.95	$10.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	106	247	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division125

Accumulation unit value:
Beginning of period	$15.05	$11.02	$18.46	$19.39	$17.31	$16.27	$13.34	$10.63	N/A
End of period	$18.11	$15.05	$11.02	$18.46	$19.39	$17.31	$16.27	$13.34	N/A
Accumulation units outstanding at the end of period	-	-	787	821	3,502	6,665	6,293	5,513	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division133

Accumulation unit value:
Beginning of period	$10.74	$7.18	$11.34	$11.94	$10.88	$11.46	$9.62	$7.38	N/A
End of period	$12.90	$10.74	$7.18	$11.34	$11.94	$10.88	$11.46	$9.62	N/A
Accumulation units outstanding at the end of period	1,692	2,678	6,885	11,862	19,761	22,099	23,922	17,889	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division101

Accumulation unit value:
Beginning of period	$11.93	$11.54	$11.38	$10.94	$10.79	$10.84	$10.70	$10.64	N/A
End of period	$12.35	$11.93	$11.54	$11.38	$10.94	$10.79	$10.84	$10.70	N/A
Accumulation units outstanding at the end of period	-	1,125	1,199	3,282	14,131	26,012	24,361	14,392	N/A
JNL/MCM Communications Sector Division358

Accumulation unit value:
Beginning of period	$4.23	$3.44	$5.84	$5.72	$4.30	$4.06	N/A	N/A	N/A
End of period	$5.07	$4.23	$3.44	$5.84	$5.72	$4.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division354

Accumulation unit value:
Beginning of period	$8.68	$6.67	$9.94	$11.03	$9.94	$10.00	N/A	N/A	N/A
End of period	$10.42	$8.68	$6.67	$9.94	$11.03	$9.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division133

Accumulation unit value:
Beginning of period	$6.34	$5.60	$10.61	$10.74	$8.48	$9.19	$9.14	$7.32	N/A
End of period	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48	$9.19	$9.14	N/A
Accumulation units outstanding at the end of period	2,281	3,635	8,053	22,530	33,704	37,222	38,313	34,218	N/A

JNL/MCM Dow Dividend Division439

Accumulation unit value:
Beginning of period	$6.01	$5.11	$10.33	$11.74	$9.98	N/A	N/A	N/A	N/A
End of period	$6.59	$6.01	$5.11	$10.33	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division367

Accumulation unit value:
Beginning of period	$6.32	$5.45	$11.28	$13.97	$12.04	$10.92	N/A	N/A	N/A
End of period	$7.01	$6.32	$5.45	$11.28	$13.97	$12.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division148

Accumulation unit value:
Beginning of period	$11.66	$9.10	$18.08	$16.65	$12.15	$11.28	$9.00	$7.68	N/A
End of period	$13.08	$11.66	$9.10	$18.08	$16.65	$12.15	$11.28	$9.00	N/A
Accumulation units outstanding at the end of period	1,360	2,248	6,719	8,755	18,457	22,478	24,599	20,957	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division234

Accumulation unit value:
Beginning of period	$10.53	$8.90	$11.86	$11.28	$10.85	$10.31	$9.99	N/A	N/A
End of period	$10.70	$10.53	$8.90	$11.86	$11.28	$10.85	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	9,942	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division101

Accumulation unit value:
Beginning of period	$13.74	$10.87	$19.47	$18.04	$14.69	$13.26	$11.35	$7.98	N/A
End of period	$14.34	$13.74	$10.87	$19.47	$18.04	$14.69	$13.26	$11.35	N/A
Accumulation units outstanding at the end of period	109	1,020	1,806	3,782	7,204	8,783	29,517	20,546	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division303

Accumulation unit value:
Beginning of period	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89	$10.22	N/A	N/A
End of period	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	-	1,324	11,307	13,255	14,890	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division490

Accumulation unit value:
Beginning of period	$8.41	$6.25	$11.85	$10.67	$9.63	N/A	N/A	N/A	N/A
End of period	$9.35	$8.41	$6.25	$11.85	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division314

Accumulation unit value:
Beginning of period	$9.36	$7.13	$12.48	$10.72	$10.46	$10.81	$10.59	N/A	N/A
End of period	$10.72	$9.36	$7.13	$12.48	$10.72	$10.46	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	277	282	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division317

Accumulation unit value:
Beginning of period	$24.81	$21.13	$34.78	$26.30	$22.26	$16.65	$16.70	N/A	N/A
End of period	$28.89	$24.81	$21.13	$34.78	$26.30	$22.26	$16.65	N/A	N/A
Accumulation units outstanding at the end of period	-	-	54	50	51	14,089	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division125

Accumulation unit value:
Beginning of period	$7.76	$6.63	$13.46	$13.11	$12.81	$9.54	$8.30	$7.17	N/A
End of period	$8.45	$7.76	$6.63	$13.46	$13.11	$12.81	$9.54	$8.30	N/A
Accumulation units outstanding at the end of period	1,674	2,856	7,294	10,458	17,261	18,125	21,576	13,824	N/A

JNL/MCM S&P 24 Division508

Accumulation unit value:
Beginning of period	$8.16	$7.02	$10.67	$10.15	$10.20	N/A	N/A	N/A	N/A
End of period	$9.30	$8.16	$7.02	$10.67	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division101

Accumulation unit value:
Beginning of period	$12.75	$9.44	$15.48	$14.73	$13.74	$12.54	$11.08	$7.89	N/A
End of period	$15.68	$12.75	$9.44	$15.48	$14.73	$13.74	$12.54	$11.08	N/A
Accumulation units outstanding at the end of period	-	1,041	1,137	3,210	14,173	24,140	24,159	16,923	N/A

JNL/MCM S&P 500 Index Division101

Accumulation unit value:
Beginning of period	$9.07	$7.36	$12.07	$11.77	$10.46	$10.25	$9.53	$7.19	N/A
End of period	$10.14	$9.07	$7.36	$12.07	$11.77	$10.46	$10.25	$9.53	N/A
Accumulation units outstanding at the end of period	197	1,240	1,566	10,069	23,364	36,173	62,413	41,241	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division148

Accumulation unit value:
Beginning of period	$10.58	$10.31	$17.60	$20.10	$18.78	$17.63	$16.02	$13.06	N/A
End of period	$11.92	$10.58	$10.31	$17.60	$20.10	$18.78	$17.63	$16.02	N/A
Accumulation units outstanding at the end of period	1,213	1,963	5,216	7,935	12,186	18,062	15,797	11,278	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division101

Accumulation unit value:
Beginning of period	$11.41	$9.16	$14.40	$15.05	$13.10	$12.86	$11.20	$7.34	N/A
End of period	$14.10	$11.41	$9.16	$14.40	$15.05	$13.10	$12.86	$11.20	N/A
Accumulation units outstanding at the end of period	108	1,029	1,943	3,932	23,530	43,217	28,540	19,875	N/A

JNL/MCM Technology Sector Division358

Accumulation unit value:
Beginning of period	$5.82	$3.63	$6.57	$5.87	$5.49	$4.71	N/A	N/A	N/A
End of period	$6.38	$5.82	$3.63	$6.57	$5.87	$5.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	6,773	N/A	N/A	N/A

JNL/MCM Value Line 30 Division327

Accumulation unit value:
Beginning of period	$10.05	$8.96	$17.44	$14.93	$15.48	$11.41	$11.45	N/A	N/A
End of period	$12.03	$10.05	$8.96	$17.44	$14.93	$15.48	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,213	2,287	3,341	780	-	N/A	N/A

JNL/MCM VIP Division317

Accumulation unit value:
Beginning of period	$9.56	$7.88	$14.09	$13.02	$11.87	$11.06	$10.77	N/A	N/A
End of period	$10.77	$9.56	$7.88	$14.09	$13.02	$11.87	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division108

Accumulation unit value:
Beginning of period	$11.49	$8.43	$14.57	$14.02	$12.26	$11.02	$9.56	$6.30	N/A
End of period	$12.96	$11.49	$8.43	$14.57	$14.02	$12.26	$11.02	$9.56	N/A
Accumulation units outstanding at the end of period	-	-	471	486	1,598	1,691	1,786	223	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.71	$10.22	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$11.71	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	480	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division108

Accumulation unit value:
Beginning of period	$15.69	$13.90	$14.16	$13.38	$13.22	$13.22	$12.94	$12.83	N/A
End of period	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22	$13.22	$12.94	N/A
Accumulation units outstanding at the end of period	3,786	4,612	2,897	8,912	13,837	17,857	18,945	14,003	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.42	$8.68	$12.82	$13.26	$12.27	$12.34	$12.02	N/A	N/A
End of period	$14.04	$12.42	$8.68	$12.82	$13.26	$12.27	$12.34	N/A	N/A
Accumulation units outstanding at the end of period	160	647	1,035	3,662	5,485	4,702	17,719	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division108

Accumulation unit value:
Beginning of period	$13.96	$9.88	$19.14	$20.74	$18.77	$18.30	$17.05	$12.90	N/A
End of period	$16.04	$13.96	$9.88	$19.14	$20.74	$18.77	$18.30	$17.05	N/A
Accumulation units outstanding at the end of period	138	-	274	229	262	268	273	260	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division200

Accumulation unit value:
Beginning of period	$11.68	$9.11	$15.32	$14.35	$12.70	$11.97	$10.87	$10.75	N/A
End of period	$13.37	$11.68	$9.11	$15.32	$14.35	$12.70	$11.97	$10.87	N/A
Accumulation units outstanding at the end of period	-	-	399	317	295	-	95,786	23,247	N/A

JNL/S&P Managed Conservative Division318

Accumulation unit value:
Beginning of period	$10.71	$9.65	$11.44	$11.01	$10.44	$10.29	$10.18	N/A	N/A
End of period	$11.38	$10.71	$9.65	$11.44	$11.01	$10.44	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,188	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division161

Accumulation unit value:
Beginning of period	$12.02	$9.60	$15.19	$14.30	$12.81	$12.19	$11.19	$10.15	N/A
End of period	$13.65	$12.02	$9.60	$15.19	$14.30	$12.81	$12.19	$11.19	N/A
Accumulation units outstanding at the end of period	-	-	1,772	10,692	12,350	26,257	26,906	27,603	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division290

Accumulation unit value:
Beginning of period	$10.93	$9.42	$12.24	$11.62	$10.76	$10.48	$9.87	N/A	N/A
End of period	$11.89	$10.93	$9.42	$12.24	$11.62	$10.76	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,760	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division122

Accumulation unit value:
Beginning of period	$12.35	$10.23	$14.43	$13.59	$12.39	$11.90	$11.11	$9.65	N/A
End of period	$13.67	$12.35	$10.23	$14.43	$13.59	$12.39	$11.90	$11.11	N/A
Accumulation units outstanding at the end of period	90	-	1,602	14,234	24,604	24,804	25,737	26,703	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division125

Accumulation unit value:
Beginning of period	$23.14	$19.77	$25.51	$24.28	$21.84	$21.22	$19.57	$16.69	N/A
End of period	$25.08	$23.14	$19.77	$25.51	$24.28	$21.84	$21.22	$19.57	N/A
Accumulation units outstanding at the end of period	-	-	432	1,566	1,818	2,270	2,398	2,051	N/A

JNL/Select Money Market Division345

Accumulation unit value:
Beginning of period	$11.59	$11.84	$11.85	$11.57	$11.32	$11.26	N/A	N/A	N/A
End of period	$11.33	$11.59	$11.84	$11.85	$11.57	$11.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,362	8,533	60,634	-	N/A	N/A	N/A

JNL/Select Value Division188

Accumulation unit value:
Beginning of period	$16.80	$13.86	$21.27	$20.17	$17.06	$16.13	$14.38	$13.01	N/A
End of period	$18.68	$16.80	$13.86	$21.27	$20.17	$17.06	$16.13	$14.38	N/A
Accumulation units outstanding at the end of period	118	-	1,355	1,580	1,264	1,148	1,224	407	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division125

Accumulation unit value:
Beginning of period	$23.13	$16.49	$29.50	$27.41	$24.65	$23.76	$22.12	$18.21	N/A
End of period	$26.41	$23.13	$16.49	$29.50	$27.41	$24.65	$23.76	$22.12	N/A
Accumulation units outstanding at the end of period	75	680	792	1,200	1,214	1,132	7,728	7,022	N/A

JNL/T.Rowe Price Mid-Cap Growth Division108

Accumulation unit value:
Beginning of period	$34.33	$23.91	$41.21	$35.96	$34.43	$30.87	$26.74	$18.45	N/A
End of period	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43	$30.87	$26.74	N/A
Accumulation units outstanding at the end of period	-	533	327	586	1,046	941	6,440	6,240	N/A

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.07	$9.57	$10.41	$10.16	$10.00	N/A	N/A	N/A	N/A
End of period	$10.14	$10.07	$9.57	$10.41	$10.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division108

Accumulation unit value:
Beginning of period	$11.90	$8.88	$15.25	$15.47	$13.18	$12.70	$11.27	$8.02	N/A
End of period	$13.48	$11.90	$8.88	$15.25	$15.47	$13.18	$12.70	$11.27	N/A
Accumulation units outstanding at the end of period	-	334	1,447	1,410	2,104	1,581	1,571	866	N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division17

Accumulation unit value:
Beginning of period	$10.08	$8.42	$12.01	$11.39	$10.52	$9.77	$9.14	$8.22	$9.06
End of period	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52	$9.77	$9.14	$8.22
Accumulation units outstanding at the end of period	-	-	-	-	-	8,368	26,624	24,833	10,789

JNL/Capital Guardian
Global Diversified Research Division290
Accumulation unit value:
Beginning of period	$21.01	$15.55	$27.67	$23.47	$21.20	$21.28	$19.36	N/A	N/A
End of period	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20	$21.28	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	74	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division24
Accumulation unit value:
Beginning of period	$20.44	$15.51	$26.85	$25.04	$24.49	$23.94	$21.94	$16.57	$16.83
End of period	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49	$23.94	$21.94	$16.57
Accumulation units outstanding at the end of period	-	-	-	-	169	720	5,077	4,118	377

JNL/Eagle Core Equity Division17

Accumulation unit value:
Beginning of period	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61	$16.25
End of period	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95	$15.35	$12.61
Accumulation units outstanding at the end of period	-	-	-	-	1,195	1,771	11,445	5,343	2,161

JNL/Eagle SmallCap Equity Division20

Accumulation unit value:
Beginning of period	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44	$15.96
End of period	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16	$15.65	$11.44
Accumulation units outstanding at the end of period	-	-	-	-	-	209	18,301	11,873	2,554

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division482

Accumulation unit value:
Beginning of period	$9.60	$7.39	$10.76	$10.81	$10.02	N/A	N/A	N/A	N/A
End of period	$10.56	$9.60	$7.39	$10.76	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division378
Accumulation unit value:
Beginning of period	$9.78	$7.49	$11.46	$12.50	$10.86	$10.38	N/A	N/A	N/A
End of period	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division17

Accumulation unit value:
Beginning of period	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$14.74	$14.28
End of period	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08	$16.35	$14.74
Accumulation units outstanding at the end of period	-	-	-	-	235	3,684	17,083	14,859	2,864

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Goldman Sachs Mid Cap Value Division378

Accumulation unit value:
Beginning of period	$10.32	$7.96	$12.74	$12.69	$11.22	$10.48	N/A	N/A	N/A
End of period	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division365

Accumulation unit value:
Beginning of period	$10.38	$8.01	$12.75	$15.36	$11.52	$10.06	N/A	N/A	N/A
End of period	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	609	846	96	N/A	N/A	N/A

JNL/Invesco International Growth Division24

Accumulation unit value:
Beginning of period	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$8.66	$11.07
End of period	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36	$10.87	$8.66
Accumulation units outstanding at the end of period	-	-	-	291	296	2,961	11,203	11,473	3,880

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division52

Accumulation unit value:
Beginning of period	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	$7.96	$9.07
End of period	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87	$10.11	$7.96
Accumulation units outstanding at the end of period	-	-	-	595	1,645	5,661	24,303	9,807	3,552

JNL/Invesco Small Cap Growth Division21

Accumulation unit value:
Beginning of period	$11.61	$8.81	$14.96	$13.75	$12.28	$11.59	$11.10	$8.21	$10.73
End of period	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28	$11.59	$11.10	$8.21
Accumulation units outstanding at the end of period	-	-	-	332	1,323	2,926	18,273	26,151	5,720

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division117

Accumulation unit value:
Beginning of period	$11.10	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	$5.79	N/A
End of period	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40	$9.84	$8.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,066	5,554	77,330	17,614	N/A

JNL/JPMorgan MidCap Growth Division72

Accumulation unit value:
Beginning of period	$17.51	$12.54	$23.09	$21.89	$19.99	$19.26	$16.71	$12.60	$12.75
End of period	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99	$19.26	$16.71	$12.60
Accumulation units outstanding at the end of period	-	-	-	206	212	827	1,945	2,787	1,389

JNL/JPMorgan U.S. Government
& Quality Bond Division17
Accumulation unit value:
Beginning of period	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24	$13.13
End of period	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29	$14.08	$14.24
Accumulation units outstanding at the end of period	-	-	-	-	1,254	11,351	34,701	42,073	44,944

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division464

Accumulation unit value:
Beginning of period	$11.42	$6.81	$13.94	$10.82	$8.67	N/A	N/A	N/A	N/A
End of period	$13.61	$11.42	$6.81	$13.94	$10.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division39

Accumulation unit value:
Beginning of period	$14.96	$10.96	$18.37	$19.31	$17.24	$16.21	$13.30	$10.56	$12.47
End of period	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24	$16.21	$13.30	$10.56
Accumulation units outstanding at the end of period	-	-	-	245	1,015	6,207	29,822	21,352	8,407

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division40

Accumulation unit value:
Beginning of period	$10.69	$7.15	$11.29	$11.90	$10.84	$11.43	$9.60	$7.39	$9.04
End of period	$12.83	$10.69	$7.15	$11.29	$11.90	$10.84	$11.43	$9.60	$7.39
Accumulation units outstanding at the end of period	-	-	-	-	24,161	55,561	154,030	126,029	49,907

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division41

Accumulation unit value:
Beginning of period	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62	$10.05
End of period	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82	$10.68	$10.62
Accumulation units outstanding at the end of period	-	-	-	-	1,681	34,230	61,232	43,245	12,211

JNL/MCM Communications Sector Division224

Accumulation unit value:
Beginning of period	$4.21	$3.43	$5.81	$5.70	$4.29	$4.35	$4.16	N/A	N/A
End of period	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29	$4.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,302	N/A	N/A

JNL/MCM Consumer Brands Sector Division224

Accumulation unit value:
Beginning of period	$8.63	$6.63	$9.88	$10.97	$9.91	$10.39	$9.97	N/A	N/A
End of period	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91	$10.39	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	222	382	N/A	N/A

JNL/MCM Dow 10 Division24

Accumulation unit value:
Beginning of period	$6.31	$5.57	$10.56	$10.70	$8.45	$9.17	$9.12	$7.42	$8.79
End of period	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45	$9.17	$9.12	$7.42
Accumulation units outstanding at the end of period	-	-	4,291	4,291	32,425	74,399	161,236	133,795	52,769

JNL/MCM Dow Dividend Division439

Accumulation unit value:
Beginning of period	$6.00	$5.10	$10.32	$11.73	$9.98	N/A	N/A	N/A	N/A
End of period	$6.57	$6.00	$5.10	$10.32	$11.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	12,005	8,814	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division243

Accumulation unit value:
Beginning of period	$6.28	$5.42	$11.24	$13.92	$12.00	$11.57	$10.37	N/A	N/A
End of period	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00	$11.57	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	188	-	N/A	N/A

JNL/MCM Global 15 Division40

Accumulation unit value:
Beginning of period	$11.60	$9.06	$18.01	$16.58	$12.11	$11.25	$8.98	$6.90	$8.41
End of period	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11	$11.25	$8.98	$6.90
Accumulation units outstanding at the end of period	-	-	4,234	4,234	27,904	61,523	157,148	113,570	40,824

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division221

Accumulation unit value:
Beginning of period	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29	$10.49	N/A	N/A
End of period	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	193	2,094	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division41

Accumulation unit value:
Beginning of period	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.45	$10.17
End of period	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24	$11.34	$8.45
Accumulation units outstanding at the end of period	-	-	-	-	1,634	8,139	37,319	19,170	8,639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division291

Accumulation unit value:
Beginning of period	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89	$9.68	N/A	N/A
End of period	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	9,119	16,317	16,051	3,002	N/A	N/A

JNL/MCM JNL Optimized 5 Division475

Accumulation unit value:
Beginning of period	$8.40	$6.24	$11.84	$10.67	$9.19	N/A	N/A	N/A	N/A
End of period	$9.33	$8.40	$6.24	$11.84	$10.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	11,200	5,542	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division328

Accumulation unit value:
Beginning of period	$9.33	$7.12	$12.46	$10.71	$10.46	$10.73	N/A	N/A	N/A
End of period	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,282	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division214

Accumulation unit value:
Beginning of period	$24.69	$21.04	$34.64	$26.21	$22.20	$16.61	$13.08	N/A	N/A
End of period	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20	$16.61	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,177	7,450	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division40

Accumulation unit value:
Beginning of period	$7.71	$6.59	$13.39	$13.05	$12.76	$9.51	$8.27	$7.12	$9.45
End of period	$8.40	$7.71	$6.59	$13.39	$13.05	$12.76	$9.51	$8.27	$7.12
Accumulation units outstanding at the end of period	-	-	4,585	4,585	32,370	73,964	167,694	128,270	37,336

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division41

Accumulation unit value:
Beginning of period	$12.70	$9.41	$15.43	$14.70	$13.71	$12.53	$11.07	$8.42	$10.09
End of period	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71	$12.53	$11.07	$8.42
Accumulation units outstanding at the end of period	-	-	-	-	-	5,917	58,301	33,886	11,352

JNL/MCM S&P 500 Index Division41

Accumulation unit value:
Beginning of period	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62	$8.99
End of period	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24	$9.52	$7.62
Accumulation units outstanding at the end of period	-	-	-	-	162	30,744	244,077	206,962	40,389

JNL/MCM S&P SMid 60 Division529

Accumulation unit value:
Beginning of period	$9.47	$6.00	$8.79	$10.25	N/A	N/A	N/A	N/A	N/A
End of period	$11.17	$9.47	$6.00	$8.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,229	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division40

Accumulation unit value:
Beginning of period	$10.52	$10.27	$17.52	$20.03	$18.72	$17.58	$15.98	$11.05	$13.41
End of period	$11.85	$10.52	$10.27	$17.52	$20.03	$18.72	$17.58	$15.98	$11.05
Accumulation units outstanding at the end of period	-	-	2,488	2,488	16,253	35,207	85,658	71,972	26,444

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division41

Accumulation unit value:
Beginning of period	$11.37	$9.13	$14.36	$15.01	$13.08	$12.84	$11.19	$7.85	$9.69
End of period	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08	$12.84	$11.19	$7.85
Accumulation units outstanding at the end of period	-	-	-	-	-	5,839	43,258	25,638	14,689
JNL/MCM Technology Sector Division224

Accumulation unit value:
Beginning of period	$5.79	$3.62	$6.54	$5.85	$5.47	$5.46	$5.62	N/A	N/A
End of period	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47	$5.46	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	750	836	3,067	N/A	N/A

JNL/MCM Value Line 30 Division303

Accumulation unit value:
Beginning of period	$10.02	$8.94	$17.41	$14.91	$15.47	$11.41	$10.54	N/A	N/A
End of period	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47	$11.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,268	11,907	10,765	7,802	5,587	N/A	N/A

JNL/MCM VIP Division301

Accumulation unit value:
Beginning of period	$9.53	$7.87	$14.07	$13.00	$11.86	$11.06	$10.22	N/A	N/A
End of period	$10.74	$9.53	$7.87	$14.07	$13.00	$11.86	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,310	2,247	-	N/A	N/A

JNL/Oppenheimer Global Growth Division52

Accumulation unit value:
Beginning of period	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93	$8.18
End of period	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97	$9.52	$6.93
Accumulation units outstanding at the end of period	-	-	-	338	2,939	8,669	20,842	42,648	30,620

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division17

Accumulation unit value:
Beginning of period	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57	$12.03
End of period	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13	$12.87	$12.57
Accumulation units outstanding at the end of period	-	-	-	-	2,803	26,291	75,885	74,613	56,930

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30	$11.98	N/A	N/A
End of period	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	13,457	36,261	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division24

Accumulation unit value:
Beginning of period	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92	$16.74
End of period	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18	$16.95	$13.92
Accumulation units outstanding at the end of period	-	-	-	352	354	2,780	8,703	8,919	2,755

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division10

Accumulation unit value:
Beginning of period	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75	$8.40
End of period	$13.28	$11.61	$9.06	$15.24	$14.29	$12.65	$11.93	$10.84	$8.75
Accumulation units outstanding at the end of period	-	-	-	-	2,854	34,656	119,234	28,017	-

JNL/S&P Managed Conservative Division293

Accumulation unit value:
Beginning of period	$10.68	$9.63	$11.42	$11.00	$10.43	$10.29	$9.94	N/A	N/A
End of period	$11.35	$10.68	$9.63	$11.42	$11.00	$10.43	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	972	-	N/A	N/A

JNL/S&P Managed Growth Division40

Accumulation unit value:
Beginning of period	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38	$10.41
End of period	$13.56	$11.95	$9.55	$15.12	$14.23	$12.76	$12.15	$11.16	$9.38
Accumulation units outstanding at the end of period	-	-	-	-	341	142,994	322,352	272,102	66,597

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division296

Accumulation unit value:
Beginning of period	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48	$10.00	N/A	N/A
End of period	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	203	N/A	N/A

JNL/S&P Managed Moderate Growth Division33

Accumulation unit value:
Beginning of period	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63	$10.64
End of period	$13.58	$12.28	$10.18	$14.36	$13.53	$12.34	$11.86	$11.08	$9.63
Accumulation units outstanding at the end of period	-	-	-	-	7,188	45,676	139,920	132,112	27,805

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division17

Accumulation unit value:
Beginning of period	$22.97	$19.64	$25.35	$24.14	$21.73	$21.12	$19.49	$16.40	$17.76
End of period	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73	$21.12	$19.49	$16.40
Accumulation units outstanding at the end of period	-	-	-	-	117	16,697	38,242	23,864	10,553

JNL/Select Money Market Division52

Accumulation unit value:
Beginning of period	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60	$11.68
End of period	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22	$11.39	$11.60
Accumulation units outstanding at the end of period	-	-	-	-	-	45,212	63,141	49,543	59,826

JNL/Select Value Division140

Accumulation unit value:
Beginning of period	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	$12.09	N/A
End of period	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12	$14.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,309	19,533	7,357	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division17

Accumulation unit value:
Beginning of period	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$17.26	$22.25
End of period	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65	$22.02	$17.26
Accumulation units outstanding at the end of period	-	-	-	-	457	3,816	11,850	11,211	2,748

JNL/T.Rowe Price Mid-Cap Growth Division20

Accumulation unit value:
Beginning of period	$34.06	$23.73	$40.92	$35.72	$34.23	$30.70	$26.61	$19.65	$25.19
End of period	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23	$30.70	$26.61	$19.65
Accumulation units outstanding at the end of period	-	-	-	124	517	5,311	21,426	18,966	3,849

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$10.06	$9.56	$10.40	$10.15	$10.00	N/A	N/A	N/A	N/A
End of period	$10.12	$10.06	$9.56	$10.40	$10.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division17

Accumulation unit value:
Beginning of period	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.87	$11.38
End of period	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68	$11.26	$8.87
Accumulation units outstanding at the end of period	-	-	-	-	335	11,260	45,532	36,040	8,367

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.48	$6.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.88	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	771	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$10.03	$8.38	$11.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.68	$10.03	$8.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,498	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$18.81	$16.87	$18.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.77	$18.81	$16.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	272	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.56	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	388	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$10.35	$8.00	$12.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	$10.35	$8.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	995	366	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$13.18	$9.85	$16.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.46	$13.18	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,156	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$11.56	$8.78	$14.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.25	$11.56	$8.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,693	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division593

Accumulation unit value:
Beginning of period	$10.35	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.10	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	518	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$17.39	$12.45	$22.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.33	$17.39	$12.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	695	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.40	$7.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$11.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	406	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$14.87	$10.90	$17.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.88	$14.87	$10.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,564	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	$10.63	$7.12	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.76	$10.63	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	524	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.84	$11.46	$11.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$11.84	$11.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	684	916	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	$6.28	$5.54	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.64	$6.28	$5.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,350	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$5.99	$5.10	$10.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$6.55	$5.99	$5.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,903	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	$11.54	$9.02	$17.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.93	$11.54	$9.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	217	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Global Alpha Division598

Accumulation unit value:
Beginning of period	$9.82	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.17	$9.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	909	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$13.63	$10.79	$19.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.22	$13.63	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	462	3,596	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$9.21	$7.59	$13.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.53	$9.21	$7.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,606	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$9.31	$7.10	$12.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	$9.31	$7.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	204	179	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	$7.67	$6.56	$13.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.35	$7.67	$6.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	757	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.12	$7.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	812	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$12.64	$9.38	$15.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.54	$12.64	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,680	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$8.99	$7.31	$11.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$8.99	$7.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	14,053	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.46	$6.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	408	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	$10.47	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.78	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	184	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$11.32	$9.10	$14.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.97	$11.32	$9.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,923	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$10.00	$8.92	$17.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.96	$10.00	$8.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	370	117	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$9.51	$7.85	$13.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	$9.51	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	754	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$11.35	$8.34	$14.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.80	$11.35	$8.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	252	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.68	$10.20	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$11.68	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,215	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$15.46	$13.71	$14.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.24	$15.46	$13.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,251	4,179	6,094	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$12.27	$8.59	$12.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.86	$12.27	$8.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	230	1,605	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.10	$6.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.00	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,896	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$11.54	$9.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.20	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,059	1,063	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.65	$9.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.31	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,917	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	$11.88	$9.50	$14.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.48	$11.88	$9.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,999	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$22.81	$19.51	$25.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.69	$22.81	$19.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	269	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$11.42	$11.68	$11.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.16	$11.42	$11.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,634	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$16.68	$13.78	$20.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.53	$16.68	$13.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,644	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$22.79	$16.26	$28.81	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.99	$22.79	$16.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	805	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$33.81	$23.57	$40.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$42.23	$33.81	$23.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	682	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.03	$9.54	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$10.03	$9.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,119	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$11.79	$8.80	$14.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.35	$11.79	$8.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,496	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division62

Accumulation unit value:
Beginning of period	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19	$8.33
End of period	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19
Accumulation units outstanding at the end of period	-	-	983	962	957	18,283	28,361	30,938	9,076

JNL/Capital Guardian
Global Diversified Research Division310
Accumulation unit value:
Beginning of period	$20.55	$15.24	$27.15	$23.07	$20.86	$20.98	$20.33	N/A	N/A
End of period	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86	$20.98	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division75
Accumulation unit value:
Beginning of period	$19.99	$15.20	$26.35	$24.61	$24.11	$23.60	$21.66	$16.39	$16.67
End of period	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11	$23.60	$21.66	$16.39
Accumulation units outstanding at the end of period	-	-	-	-	-	301	729	612	129

JNL/Eagle Core Equity Division43

Accumulation unit value:
Beginning of period	$13.29	$10.18	$17.11	$17.43	$15.90	$15.76	$15.19	$12.50	$14.59
End of period	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90	$15.76	$15.19	$12.50
Accumulation units outstanding at the end of period	-	-	419	415	423	396	7,836	7,426	4,863

JNL/Eagle SmallCap Equity Division38

Accumulation unit value:
Beginning of period	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$11.33	$14.31
End of period	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$11.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,695	1,977	1,266

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division480

Accumulation unit value:
Beginning of period	$9.55	$7.36	$10.73	$10.80	$9.98	N/A	N/A	N/A	N/A
End of period	$10.48	$9.55	$7.36	$10.73	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division386
Accumulation unit value:
Beginning of period	$9.71	$7.45	$11.42	$12.47	$10.85	$10.54	N/A	N/A	N/A
End of period	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division62

Accumulation unit value:
Beginning of period	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$14.57	$13.63
End of period	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$14.57
Accumulation units outstanding at the end of period	-	-	-	420	401	13,342	15,070	14,016	4,224

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division377

Accumulation unit value:
Beginning of period	$10.25	$7.92	$12.69	$12.66	$11.21	$10.45	N/A	N/A	N/A
End of period	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,388	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division377

Accumulation unit value:
Beginning of period	$10.31	$7.97	$12.70	$15.32	$11.51	$10.43	N/A	N/A	N/A
End of period	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	679	N/A	N/A	N/A

JNL/Invesco International Growth Division79

Accumulation unit value:
Beginning of period	$12.98	$9.71	$16.85	$15.73	$13.15	$12.18	$10.72	$8.55	$8.08
End of period	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15	$12.18	$10.72	$8.55
Accumulation units outstanding at the end of period	-	-	-	-	-	305	679	462	43

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division62

Accumulation unit value:
Beginning of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$7.94	$8.45
End of period	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$7.94
Accumulation units outstanding at the end of period	-	-	-	-	-	5,869	11,359	10,367	2,052

JNL/Invesco Small Cap Growth Division86

Accumulation unit value:
Beginning of period	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$8.19	$8.10
End of period	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$8.19
Accumulation units outstanding at the end of period	-	-	-	267	270	5,489	7,391	7,389	438

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/JPMorgan International Value Division212

Accumulation unit value:
Beginning of period	$10.91	$8.59	$15.86	$14.52	$11.27	$9.74	$8.54	N/A	N/A
End of period	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27	$9.74	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,099	5,529	N/A	N/A

JNL/JPMorgan MidCap Growth Division99

Accumulation unit value:
Beginning of period	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	$16.49	$12.23	N/A
End of period	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	$16.49	N/A
Accumulation units outstanding at the end of period	-	-	-	151	-	2,578	3,078	2,671	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division14
Accumulation unit value:
Beginning of period	$15.47	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08	$13.03
End of period	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08
Accumulation units outstanding at the end of period	-	-	-	511	2,467	10,818	23,742	44,433	39,183

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division509

Accumulation unit value:
Beginning of period	$11.36	$6.78	$13.91	$10.81	$10.74	N/A	N/A	N/A	N/A
End of period	$13.51	$11.36	$6.78	$13.91	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division14

Accumulation unit value:
Beginning of period	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.48	$12.85
End of period	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	6,270	23,532	20,669	6,482

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division31

Accumulation unit value:
Beginning of period	$10.52	$7.05	$11.15	$11.76	$10.74	$11.34	$9.53	$7.35	$9.44
End of period	$12.61	$10.52	$7.05	$11.15	$11.76	$10.74	$11.34	$9.53	$7.35
Accumulation units outstanding at the end of period	-	-	3,572	3,572	-	45,749	117,467	115,106	62,263

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division53

Accumulation unit value:
Beginning of period	$11.74	$11.38	$11.25	$10.83	$10.71	$10.77	$10.65	$10.60	$10.13
End of period	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71	$10.77	$10.65	$10.60
Accumulation units outstanding at the end of period	-	-	-	-	-	9,295	11,718	9,974	4,783

JNL/MCM Communications Sector Division225

Accumulation unit value:
Beginning of period	$4.14	$3.38	$5.74	$5.64	$4.25	$4.31	$4.17	N/A	N/A
End of period	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25	$4.31	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	15,627	N/A	N/A

JNL/MCM Consumer Brands Sector Division338

Accumulation unit value:
Beginning of period	$8.50	$6.55	$9.76	$10.86	$9.81	$10.07	N/A	N/A	N/A
End of period	$10.19	$8.50	$6.55	$9.76	$10.86	$9.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division31

Accumulation unit value:
Beginning of period	$6.21	$5.49	$10.43	$10.58	$8.37	$9.09	$9.06	$7.38	$9.05
End of period	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37	$9.09	$9.06	$7.38
Accumulation units outstanding at the end of period	-	-	3,747	3,747	-	58,354	153,643	140,773	67,025

JNL/MCM Dow Dividend Division433

Accumulation unit value:
Beginning of period	$5.96	$5.08	$10.29	$11.71	$10.04	N/A	N/A	N/A	N/A
End of period	$6.52	$5.96	$5.08	$10.29	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division225

Accumulation unit value:
Beginning of period	$6.19	$5.35	$11.10	$13.76	$11.88	$11.48	$10.98	N/A	N/A
End of period	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88	$11.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	370	1,471	N/A	N/A

JNL/MCM Global 15 Division31

Accumulation unit value:
Beginning of period	$11.42	$8.93	$17.78	$16.40	$11.99	$11.15	$8.92	$6.87	$8.74
End of period	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99	$11.15	$8.92	$6.87
Accumulation units outstanding at the end of period	-	-	3,634	3,634	-	42,579	119,489	117,004	65,412

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division210

Accumulation unit value:
Beginning of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	$10.24	N/A	N/A
End of period	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,088	2,087	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division47

Accumulation unit value:
Beginning of period	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$8.44	$9.62
End of period	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$8.44
Accumulation units outstanding at the end of period	-	-	-	-	-	2,773	7,561	6,468	3,184

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division307

Accumulation unit value:
Beginning of period	$9.16	$7.56	$13.48	$13.62	$11.75	$10.88	$10.31	N/A	N/A
End of period	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,482	21,236	N/A	N/A

JNL/MCM JNL Optimized 5 Division507

Accumulation unit value:
Beginning of period	$8.35	$6.22	$11.81	$10.66	$10.74	N/A	N/A	N/A	N/A
End of period	$9.26	$8.35	$6.22	$11.81	$10.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division298

Accumulation unit value:
Beginning of period	$9.26	$7.07	$12.40	$10.67	$10.44	$10.81	$10.24	N/A	N/A
End of period	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,257	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division210

Accumulation unit value:
Beginning of period	$24.30	$20.74	$34.20	$25.91	$21.98	$16.47	$12.99	N/A	N/A
End of period	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98	$16.47	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,640	5,052	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division31

Accumulation unit value:
Beginning of period	$7.59	$6.50	$13.22	$12.90	$12.63	$9.43	$8.21	$7.08	$9.60
End of period	$8.26	$7.59	$6.50	$13.22	$12.90	$12.63	$9.43	$8.21	$7.08
Accumulation units outstanding at the end of period	-	-	3,983	3,983	-	45,817	129,124	123,785	63,218

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division47

Accumulation unit value:
Beginning of period	$12.54	$9.31	$15.29	$14.59	$13.63	$12.47	$11.04	$8.41	$9.64
End of period	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63	$12.47	$11.04	$8.41
Accumulation units outstanding at the end of period	-	-	-	-	-	3,795	6,220	5,455	2,535

JNL/MCM S&P 500 Index Division47

Accumulation unit value:
Beginning of period	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$7.61	$8.64
End of period	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$7.61
Accumulation units outstanding at the end of period	-	-	-	-	-	23,484	48,156	39,546	21,236

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division31

Accumulation unit value:
Beginning of period	$10.36	$10.12	$17.30	$19.80	$18.54	$17.44	$15.87	$10.99	$14.81
End of period	$11.65	$10.36	$10.12	$17.30	$19.80	$18.54	$17.44	$15.87	$10.99
Accumulation units outstanding at the end of period	-	-	1,952	1,952	-	25,953	72,840	67,722	42,088

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division47

Accumulation unit value:
Beginning of period	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84	$9.46
End of period	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84
Accumulation units outstanding at the end of period	-	-	-	-	-	1,906	5,961	7,550	3,087

JNL/MCM Technology Sector Division310

Accumulation unit value:
Beginning of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	$5.28	N/A	N/A
End of period	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division326

Accumulation unit value:
Beginning of period	$9.94	$8.89	$17.33	$14.86	$15.44	$11.40	$11.43	N/A	N/A
End of period	$11.88	$9.94	$8.89	$17.33	$14.86	$15.44	$11.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	5,218	-	N/A	N/A

JNL/MCM VIP Division317

Accumulation unit value:
Beginning of period	$9.46	$7.82	$14.00	$12.96	$11.84	$11.05	$10.77	N/A	N/A
End of period	$10.64	$9.46	$7.82	$14.00	$12.96	$11.84	$11.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,954	2,539	N/A	N/A

JNL/Oppenheimer Global Growth Division50

Accumulation unit value:
Beginning of period	$11.25	$8.27	$14.33	$13.82	$12.11	$10.91	$9.48	$6.91	$8.31
End of period	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11	$10.91	$9.48	$6.91
Accumulation units outstanding at the end of period	-	-	-	523	550	19,486	24,097	23,767	2,896

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Total Return Bond Division14

Accumulation unit value:
Beginning of period	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48	$11.94
End of period	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48
Accumulation units outstanding at the end of period	-	-	-	553	520	40,519	68,285	74,889	36,569

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	$11.86	N/A	N/A
End of period	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	14,140	20,416	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division75

Accumulation unit value:
Beginning of period	$13.54	$9.60	$18.63	$20.23	$18.34	$17.92	$16.73	$13.77	$13.77
End of period	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34	$17.92	$16.73	$13.77
Accumulation units outstanding at the end of period	-	-	-	-	-	1,346	1,823	1,698	506

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division28

Accumulation unit value:
Beginning of period	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	$10.75	$8.69	$10.67
End of period	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	$10.75	$8.69
Accumulation units outstanding at the end of period	-	-	-	-	-	21,142	97,741	76,000	61,814

JNL/S&P Managed Conservative Division311

Accumulation unit value:
Beginning of period	$10.60	$9.57	$11.37	$10.96	$10.42	$10.29	$10.18	N/A	N/A
End of period	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,618	4,855	N/A	N/A

JNL/S&P Managed Growth Division27

Accumulation unit value:
Beginning of period	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$9.32	$10.67
End of period	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$9.32
Accumulation units outstanding at the end of period	-	-	-	-	-	127,150	306,474	331,467	116,971

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division317

Accumulation unit value:
Beginning of period	$10.81	$9.34	$12.16	$11.56	$10.74	$10.48	$10.33	N/A	N/A
End of period	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	5,814	6,646	N/A	N/A

JNL/S&P Managed Moderate Growth Division25

Accumulation unit value:
Beginning of period	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.99	$9.56	$10.37
End of period	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.99	$9.56
Accumulation units outstanding at the end of period	-	-	-	-	-	114,434	253,862	277,363	81,460

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division14

Accumulation unit value:
Beginning of period	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$16.22	$17.48
End of period	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$16.22
Accumulation units outstanding at the end of period	-	-	-	306	314	10,551	21,647	19,361	8,384

JNL/Select Money Market Division24

Accumulation unit value:
Beginning of period	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.47	$11.58
End of period	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.47
Accumulation units outstanding at the end of period	-	-	-	-	-	15,698	27,433	31,099	25,633

JNL/Select Value Division150

Accumulation unit value:
Beginning of period	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	$14.34	$12.32	N/A
End of period	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	$14.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,085	4,350	1,306	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division38

Accumulation unit value:
Beginning of period	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$17.06	$20.15
End of period	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$17.06
Accumulation units outstanding at the end of period	-	-	360	-	-	3,517	6,198	4,858	2,170

JNL/T.Rowe Price Mid-Cap Growth Division38

Accumulation unit value:
Beginning of period	$33.32	$23.25	$40.15	$35.11	$33.68	$30.25	$26.27	$19.42	$24.07
End of period	$41.57	$33.32	$23.25	$40.15	$35.11	$33.68	$30.25	$26.27	$19.42
Accumulation units outstanding at the end of period	-	-	323	-	-	3,910	8,093	6,794	1,300

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division40

Accumulation unit value:
Beginning of period	$11.67	$8.73	$15.02	$15.27	$13.04	$12.59	$11.19	$8.83	$10.51
End of period	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04	$12.59	$11.19	$8.83
Accumulation units outstanding at the end of period	-	-	-	471	515	10,511	37,891	34,843	20,154

Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division231

Accumulation unit value:
Beginning of period	$9.88	$8.27	$11.83	$11.24	$10.40	$9.69	$9.05	N/A	N/A
End of period	$10.51	$9.88	$8.27	$11.83	$11.24	$10.40	$9.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	633	639	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division443
Accumulation unit value:
Beginning of period	$20.41	$15.14	$26.98	$22.94	$22.62	N/A	N/A	N/A	N/A
End of period	$22.25	$20.41	$15.14	$26.98	$22.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division231

Accumulation unit value:
Beginning of period	$18.19	$13.77	$22.87	$20.92	$17.86	$17.87	$15.52	N/A	N/A
End of period	$24.07	$18.19	$13.77	$22.87	$20.92	$17.86	$17.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	180	182	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division447

Accumulation unit value:
Beginning of period	$9.53	$7.35	$10.72	$10.80	$10.00	N/A	N/A	N/A	N/A
End of period	$10.46	$9.53	$7.35	$10.72	$10.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division390
Accumulation unit value:
Beginning of period	$9.69	$7.44	$11.40	$12.46	$10.85	$10.49	N/A	N/A	N/A
End of period	$11.99	$9.69	$7.44	$11.40	$12.46	$10.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division192

Accumulation unit value:
Beginning of period	$18.40	$16.53	$17.87	$17.12	$16.77	$16.76	$16.07	$15.88	N/A
End of period	$19.32	$18.40	$16.53	$17.87	$17.12	$16.77	$16.76	$16.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	397	385	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division376

Accumulation unit value:
Beginning of period	$10.22	$7.90	$12.68	$12.65	$11.20	$10.46	N/A	N/A	N/A
End of period	$12.40	$10.22	$7.90	$12.68	$12.65	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division375

Accumulation unit value:
Beginning of period	$10.28	$7.96	$12.69	$15.31	$11.51	$10.44	N/A	N/A	N/A
End of period	$11.75	$10.28	$7.96	$12.69	$15.31	$11.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division192

Accumulation unit value:
Beginning of period	$12.90	$9.65	$16.76	$15.65	$13.09	$12.13	$10.69	$9.87	N/A
End of period	$14.13	$12.90	$9.65	$16.76	$15.65	$13.09	$12.13	$10.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	230	265	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division349

Accumulation unit value:
Beginning of period	$17.01	$12.20	$22.51	$21.38	$19.56	$18.30	N/A	N/A	N/A
End of period	$20.83	$17.01	$12.20	$22.51	$21.38	$19.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division194
Accumulation unit value:
Beginning of period	$15.36	$15.19	$14.62	$14.09	$13.99	$14.02	$13.84	$13.74	N/A
End of period	$16.08	$15.36	$15.19	$14.62	$14.09	$13.99	$14.02	$13.84	N/A
Accumulation units outstanding at the end of period	-	-	-	-	480	459	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division451

Accumulation unit value:
Beginning of period	$11.34	$6.77	$13.89	$10.81	$10.13	N/A	N/A	N/A	N/A
End of period	$13.48	$11.34	$6.77	$13.89	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division192

Accumulation unit value:
Beginning of period	$14.61	$10.72	$18.01	$18.97	$16.97	$15.99	$13.15	$12.72	N/A
End of period	$17.53	$14.61	$10.72	$18.01	$18.97	$16.97	$15.99	$13.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	195	191	-	-	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division442

Accumulation unit value:
Beginning of period	$4.12	$3.36	$5.71	$5.62	$4.87	N/A	N/A	N/A	N/A
End of period	$4.92	$4.12	$3.36	$5.71	$5.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division390

Accumulation unit value:
Beginning of period	$8.46	$6.51	$9.72	$10.82	$9.78	$9.83	N/A	N/A	N/A
End of period	$10.13	$8.46	$6.51	$9.72	$10.82	$9.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division436

Accumulation unit value:
Beginning of period	$5.95	$5.07	$10.28	$11.71	$9.88	N/A	N/A	N/A	N/A
End of period	$6.50	$5.95	$5.07	$10.28	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division333

Accumulation unit value:
Beginning of period	$9.13	$7.54	$13.46	$13.61	$11.74	$10.61	N/A	N/A	N/A
End of period	$10.43	$9.13	$7.54	$13.46	$13.61	$11.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division362

Accumulation unit value:
Beginning of period	$9.23	$7.06	$12.38	$10.66	$10.43	$9.24	N/A	N/A	N/A
End of period	$10.55	$9.23	$7.06	$12.38	$10.66	$10.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A
JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division341

Accumulation unit value:
Beginning of period	$9.92	$8.87	$17.30	$14.85	$15.43	$11.95	N/A	N/A	N/A
End of period	$11.85	$9.92	$8.87	$17.30	$14.85	$15.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division361

Accumulation unit value:
Beginning of period	$9.43	$7.80	$13.98	$12.94	$11.83	$10.45	N/A	N/A	N/A
End of period	$10.61	$9.43	$7.80	$13.98	$12.94	$11.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division191

Accumulation unit value:
Beginning of period	$11.21	$8.24	$14.29	$13.78	$12.08	$10.89	$9.47	$8.79	N/A
End of period	$12.61	$11.21	$8.24	$14.29	$13.78	$12.08	$10.89	$9.47	N/A
Accumulation units outstanding at the end of period	-	-	-	-	273	285	-	-	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division192

Accumulation unit value:
Beginning of period	$15.19	$13.49	$13.77	$13.05	$12.93	$12.96	$12.72	$12.68	N/A
End of period	$15.93	$15.19	$13.49	$13.77	$13.05	$12.93	$12.96	$12.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	515	497	-	-	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$12.06	$8.45	$12.51	$12.97	$12.04	$12.14	$11.83	N/A	N/A
End of period	$13.60	$12.06	$8.45	$12.51	$12.97	$12.04	$12.14	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	270	266	-	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division351

Accumulation unit value:
Beginning of period	$13.44	$9.53	$18.51	$20.11	$18.25	$17.43	N/A	N/A	N/A
End of period	$15.40	$13.44	$9.53	$18.51	$20.11	$18.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division344

Accumulation unit value:
Beginning of period	$10.57	$9.55	$11.35	$10.95	$10.41	$10.25	N/A	N/A	N/A
End of period	$11.21	$10.57	$9.55	$11.35	$10.95	$10.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division344

Accumulation unit value:
Beginning of period	$10.79	$9.32	$12.14	$11.55	$10.73	$10.41	N/A	N/A	N/A
End of period	$11.71	$10.79	$9.32	$12.14	$11.55	$10.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division254

Accumulation unit value:
Beginning of period	$22.31	$19.11	$24.72	$23.58	$21.27	$20.71	$18.86	N/A	N/A
End of period	$24.12	$22.31	$19.11	$24.72	$23.58	$21.27	$20.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	302	307	-	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division192

Accumulation unit value:
Beginning of period	$22.30	$15.93	$28.58	$26.62	$24.00	$23.19	$21.64	$20.49	N/A
End of period	$25.39	$22.30	$15.93	$28.58	$26.62	$24.00	$23.19	$21.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	280	274	-	-	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$9.98	$9.51	$10.37	$10.14	$9.99	N/A	N/A	N/A	N/A
End of period	$10.02	$9.98	$9.51	$10.37	$10.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division192

Accumulation unit value:
Beginning of period	$11.62	$8.69	$14.97	$15.22	$13.00	$12.56	$11.17	$10.45	N/A
End of period	$13.13	$11.62	$8.69	$14.97	$15.22	$13.00	$12.56	$11.17	N/A
Accumulation units outstanding at the end of period	-	-	-	-	487	505	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	809	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division19

Accumulation unit value:
Beginning of period	$9.84	$8.24	$11.79	$11.21	$10.38	$9.67	$9.06	$8.18	$8.95
End of period	$10.46	$9.84	$8.24	$11.79	$11.21	$10.38	$9.67	$9.06	$8.18
Accumulation units outstanding at the end of period	-	-	-	-	-	1,752	1,834	1,808	69

JNL/Capital Guardian
Global Diversified Research Division284
Accumulation unit value:
Beginning of period	$20.25	$15.03	$26.81	$22.80	$20.64	$20.77	$18.74	N/A	N/A
End of period	$22.07	$20.25	$15.03	$26.81	$22.80	$20.64	$20.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division122
Accumulation unit value:
Beginning of period	$19.71	$14.99	$26.02	$24.32	$23.85	$23.38	$21.47	$16.71	N/A
End of period	$21.64	$19.71	$14.99	$26.02	$24.32	$23.85	$23.38	$21.47	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	195	1,025	537	N/A

JNL/Eagle Core Equity Division19

Accumulation unit value:
Beginning of period	$13.12	$10.06	$16.92	$17.26	$15.76	$15.64	$15.09	$12.43	$15.62
End of period	$14.31	$13.12	$10.06	$16.92	$17.26	$15.76	$15.64	$15.09	$12.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	410	659	421

JNL/Eagle SmallCap Equity Division68

Accumulation unit value:
Beginning of period	$18.07	$13.68	$22.74	$20.82	$17.78	$17.79	$15.36	$11.26	$11.62
End of period	$23.90	$18.07	$13.68	$22.74	$20.82	$17.78	$17.79	$15.36	$11.26
Accumulation units outstanding at the end of period	-	-	-	-	-	225	358	624	524

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division503

Accumulation unit value:
Beginning of period	$9.51	$7.34	$10.72	$10.79	$10.66	N/A	N/A	N/A	N/A
End of period	$10.44	$9.51	$7.34	$10.72	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division392
Accumulation unit value:
Beginning of period	$9.67	$7.42	$11.39	$12.45	$10.85	$10.58	N/A	N/A	N/A
End of period	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division19

Accumulation unit value:
Beginning of period	$18.26	$16.41	$17.75	$17.02	$16.68	$16.67	$16.00	$14.45	$14.07
End of period	$19.16	$18.26	$16.41	$17.75	$17.02	$16.68	$16.67	$16.00	$14.45
Accumulation units outstanding at the end of period	-	-	-	-	-	3,433	2,874	3,071	146

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	391	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division404

Accumulation unit value:
Beginning of period	$10.20	$7.89	$12.66	$12.63	$11.20	$10.96	N/A	N/A	N/A
End of period	$12.37	$10.20	$7.89	$12.66	$12.63	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division386

Accumulation unit value:
Beginning of period	$10.26	$7.94	$12.67	$15.29	$11.50	$10.73	N/A	N/A	N/A
End of period	$11.72	$10.26	$7.94	$12.67	$15.29	$11.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	981	-	-	-	-	379	N/A	N/A	N/A

JNL/Invesco International Growth Division84

Accumulation unit value:
Beginning of period	$12.80	$9.59	$16.65	$15.56	$13.02	$12.07	$10.64	$8.49	$8.08
End of period	$14.02	$12.80	$9.59	$16.65	$15.56	$13.02	$12.07	$10.64	$8.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,524	1,587	1,676

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division83

Accumulation unit value:
Beginning of period	$9.85	$8.13	$13.37	$11.85	$11.27	$10.78	$10.06	$7.94	$7.78
End of period	$11.27	$9.85	$8.13	$13.37	$11.85	$11.27	$10.78	$10.06	$7.94
Accumulation units outstanding at the end of period	-	-	-	-	-	5,780	10,079	8,199	3,028

JNL/Invesco Small Cap Growth Division68

Accumulation unit value:
Beginning of period	$11.37	$8.65	$14.73	$13.57	$12.16	$11.50	$11.04	$8.18	$8.56
End of period	$13.99	$11.37	$8.65	$14.73	$13.57	$12.16	$11.50	$11.04	$8.18
Accumulation units outstanding at the end of period	-	-	-	-	-	2,294	3,377	3,956	581

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	556	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division174

Accumulation unit value:
Beginning of period	$10.78	$8.50	$15.70	$14.39	$11.18	$9.67	$8.10	$6.76	N/A
End of period	$11.31	$10.78	$8.50	$15.70	$14.39	$11.18	$9.67	$8.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,686	2,633	857	N/A

JNL/JPMorgan MidCap Growth Division90

Accumulation unit value:
Beginning of period	$16.89	$12.12	$22.37	$21.26	$19.46	$18.81	$16.35	$12.36	$12.55
End of period	$20.67	$16.89	$12.12	$22.37	$21.26	$19.46	$18.81	$16.35	$12.36
Accumulation units outstanding at the end of period	-	-	-	-	-	853	2,145	2,230	724

JNL/JPMorgan U.S. Government
& Quality Bond Division19
Accumulation unit value:
Beginning of period	$15.24	$15.08	$14.52	$14.00	$13.91	$13.94	$13.77	$13.96	$12.99
End of period	$15.95	$15.24	$15.08	$14.52	$14.00	$13.91	$13.94	$13.77	$13.96
Accumulation units outstanding at the end of period	-	-	-	-	-	5,932	7,619	10,574	3,511

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	392	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division54

Accumulation unit value:
Beginning of period	$14.52	$10.67	$17.93	$18.88	$16.91	$15.94	$13.11	$10.43	$11.27
End of period	$17.42	$14.52	$10.67	$17.93	$18.88	$16.91	$15.94	$13.11	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	2,192	10,306	7,318	2,589

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division53

Accumulation unit value:
Beginning of period	$10.41	$6.98	$11.06	$11.67	$10.67	$11.28	$9.49	$7.33	$8.57
End of period	$12.47	$10.41	$6.98	$11.06	$11.67	$10.67	$11.28	$9.49	$7.33
Accumulation units outstanding at the end of period	-	-	3,724	4,477	7,072	38,478	62,446	49,142	9,175

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division65

Accumulation unit value:
Beginning of period	$11.65	$11.30	$11.18	$10.78	$10.67	$10.74	$10.63	$10.59	$10.38
End of period	$12.02	$11.65	$11.30	$11.18	$10.78	$10.67	$10.74	$10.63	$10.59
Accumulation units outstanding at the end of period	736	-	-	-	-	981	3,314	3,499	616

JNL/MCM Communications Sector Division284

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.57	$4.20	$4.28	$4.08	N/A	N/A
End of period	$4.88	$4.08	$3.33	$5.67	$5.57	$4.20	$4.28	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division53

Accumulation unit value:
Beginning of period	$6.15	$5.44	$10.34	$10.50	$8.31	$9.04	$9.02	$7.36	$8.07
End of period	$7.47	$6.15	$5.44	$10.34	$10.50	$8.31	$9.04	$9.02	$7.36
Accumulation units outstanding at the end of period	-	-	2,228	4,770	8,106	31,555	51,307	37,385	9,589

JNL/MCM Dow Dividend Division477

Accumulation unit value:
Beginning of period	$5.94	$5.07	$10.27	$11.70	$10.39	N/A	N/A	N/A	N/A
End of period	$6.49	$5.94	$5.07	$10.27	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division397

Accumulation unit value:
Beginning of period	$6.12	$5.29	$11.00	$13.66	$11.80	$11.32	N/A	N/A	N/A
End of period	$6.77	$6.12	$5.29	$11.00	$13.66	$11.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division53

Accumulation unit value:
Beginning of period	$11.30	$8.85	$17.63	$16.28	$11.92	$11.09	$8.88	$6.84	$8.07
End of period	$12.64	$11.30	$8.85	$17.63	$16.28	$11.92	$11.09	$8.88	$6.84
Accumulation units outstanding at the end of period	-	-	3,078	2,784	6,310	24,289	40,617	31,498	11,181

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$9.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	991	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division284

Accumulation unit value:
Beginning of period	$10.19	$8.64	$11.54	$11.01	$10.63	$10.14	$9.43	N/A	N/A
End of period	$10.32	$10.19	$8.64	$11.54	$11.01	$10.63	$10.14	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division65

Accumulation unit value:
Beginning of period	$13.41	$10.64	$19.13	$17.78	$14.52	$13.15	$11.29	$8.43	$8.91
End of period	$13.97	$13.41	$10.64	$19.13	$17.78	$14.52	$13.15	$11.29	$8.43
Accumulation units outstanding at the end of period	525	-	-	-	-	1,071	5,194	1,648	451

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division309

Accumulation unit value:
Beginning of period	$9.11	$7.53	$13.44	$13.59	$11.74	$10.88	$10.41	N/A	N/A
End of period	$10.40	$9.11	$7.53	$13.44	$13.59	$11.74	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,858	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division284

Accumulation unit value:
Beginning of period	$9.21	$7.04	$12.36	$10.65	$10.43	$10.80	$9.84	N/A	N/A
End of period	$10.52	$9.21	$7.04	$12.36	$10.65	$10.43	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	194	-	-	-	-	-	5,552	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division225

Accumulation unit value:
Beginning of period	$24.05	$20.54	$33.91	$25.72	$21.84	$16.38	$13.58	N/A	N/A
End of period	$27.92	$24.05	$20.54	$33.91	$25.72	$21.84	$16.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,357	2,991	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division53

Accumulation unit value:
Beginning of period	$7.52	$6.44	$13.11	$12.81	$12.55	$9.38	$8.18	$7.05	$8.97
End of period	$8.16	$7.52	$6.44	$13.11	$12.81	$12.55	$9.38	$8.18	$7.05
Accumulation units outstanding at the end of period	-	-	1,964	3,864	6,941	27,841	48,270	32,691	9,199

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$8.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	784	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division47

Accumulation unit value:
Beginning of period	$12.45	$9.25	$15.20	$14.51	$13.57	$12.43	$11.02	$8.40	$9.63
End of period	$15.27	$12.45	$9.25	$15.20	$14.51	$13.57	$12.43	$11.02	$8.40
Accumulation units outstanding at the end of period	-	-	-	-	-	1,044	6,293	2,697	2,243

JNL/MCM S&P 500 Index Division47

Accumulation unit value:
Beginning of period	$8.85	$7.21	$11.86	$11.60	$10.34	$10.16	$9.47	$7.60	$8.63
End of period	$9.88	$8.85	$7.21	$11.86	$11.60	$10.34	$10.16	$9.47	$7.60
Accumulation units outstanding at the end of period	-	-	-	-	-	33,854	56,711	54,551	21,113

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$9.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	389	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division53

Accumulation unit value:
Beginning of period	$10.25	$10.03	$17.16	$19.66	$18.42	$17.34	$15.80	$10.95	12.27.
End of period	$11.52	$10.25	$10.03	$17.16	$19.66	$18.42	$17.34	$15.80	$10.95
Accumulation units outstanding at the end of period	182	-	2,632	2,700	4,335	14,710	26,344	20,189	6,071

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division47

Accumulation unit value:
Beginning of period	$11.14	$8.97	$14.15	$14.83	$12.95	$12.74	$11.13	$7.83	$9.45
End of period	$13.72	$11.14	$8.97	$14.15	$14.83	$12.95	$12.74	$11.13	$7.83
Accumulation units outstanding at the end of period	-	-	-	-	-	1,050	6,173	2,292	2,245

JNL/MCM Technology Sector Division284

Accumulation unit value:
Beginning of period	$5.63	$3.53	$6.39	$5.73	$5.37	$5.38	$4.84	N/A	N/A
End of period	$6.16	$5.63	$3.53	$6.39	$5.73	$5.37	$5.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	406	-	N/A	N/A

JNL/MCM Value Line 30 Division312

Accumulation unit value:
Beginning of period	$9.89	$8.85	$17.27	$14.83	$15.43	$11.40	$10.79	N/A	N/A
End of period	$11.81	$9.89	$8.85	$17.27	$14.83	$15.43	$11.40	N/A	N/A
Accumulation units outstanding at the end of period	345	-	-	-	-	2,029	1,934	N/A	N/A

JNL/MCM VIP Division323

Accumulation unit value:
Beginning of period	$9.41	$7.78	$13.96	$12.93	$11.82	$11.05	$10.89	N/A	N/A
End of period	$10.57	$9.41	$7.78	$13.96	$12.93	$11.82	$11.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	998	N/A	N/A

JNL/Oppenheimer Global Growth Division54

Accumulation unit value:
Beginning of period	$11.16	$8.21	$14.24	$13.74	$12.05	$10.87	$10.63	$6.90	$7.98
End of period	$12.55	$11.16	$8.21	$14.24	$13.74	$12.05	$10.87	$10.63	$6.90
Accumulation units outstanding at the end of period	-	-	-	-	-	3,667	6,148	6,286	2,813

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division19

Accumulation unit value:
Beginning of period	$15.10	$13.42	$13.71	$12.99	$12.88	$12.91	$12.68	$12.42	$11.95
End of period	$15.84	$15.10	$13.42	$13.71	$12.99	$12.88	$12.91	$12.68	$12.42
Accumulation units outstanding at the end of period	-	-	-	-	-	32,281	51,933	56,249	15,350

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.99	$8.40	$12.45	$12.92	$11.99	$12.09	$11.79	N/A	N/A
End of period	$13.51	$11.99	$8.40	$12.45	$12.92	$11.99	$12.09	N/A	N/A
Accumulation units outstanding at the end of period	225	-	-	-	-	5,871	16,079	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division54

Accumulation unit value:
Beginning of period	$13.34	$9.47	$18.40	$20.00	$18.15	$17.75	$16.59	$13.66	$14.75
End of period	$15.28	$13.34	$9.47	$18.40	$20.00	$18.15	$17.75	$16.59	$13.66
Accumulation units outstanding at the end of period	-	-	-	-	-	332	1,567	2,420	1,248

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$8.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,807	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.13	$6.61	$5.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.13	$9.13	$6.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,457	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division134

Accumulation unit value:
Beginning of period	$11.27	$8.82	$14.88	$13.98	$12.41	$11.73	$10.69	$8.99	N/A
End of period	$12.87	$11.27	$8.82	$14.88	$13.98	$12.41	$11.73	$10.69	N/A
Accumulation units outstanding at the end of period	-	-	1,090	1,093	1,095	11,851	47,793	22,875	N/A

JNL/S&P Managed Conservative Division348

Accumulation unit value:
Beginning of period	$10.54	$9.53	$11.33	$10.94	$10.40	$10.18	N/A	N/A	N/A
End of period	$11.17	$10.54	$9.53	$11.33	$10.94	$10.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division29

Accumulation unit value:
Beginning of period	$11.61	$9.30	$14.76	$13.93	$12.51	$11.95	$11.00	$9.27	$10.75
End of period	$13.14	$11.61	$9.30	$14.76	$13.93	$12.51	$11.95	$11.00	$9.27
Accumulation units outstanding at the end of period	-	-	-	-	-	1,414	43,317	38,068	7,367

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division298

Accumulation unit value:
Beginning of period	$10.76	$9.30	$12.12	$11.54	$10.72	$10.48	$10.02	N/A	N/A
End of period	$11.67	$10.76	$9.30	$12.12	$11.54	$10.72	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division78

Accumulation unit value:
Beginning of period	$11.92	$9.91	$14.02	$13.24	$12.10	$11.67	$10.92	$9.52	$9.43
End of period	$13.15	$11.92	$9.91	$14.02	$13.24	$12.10	$11.67	$10.92	$9.52
Accumulation units outstanding at the end of period	-	-	-	-	-	80,944	91,653	92,261	5,080

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division19

Accumulation unit value:
Beginning of period	$22.16	$19.00	$24.58	$23.46	$21.17	$20.63	$19.08	$16.10	$17.36
End of period	$23.94	$22.16	$19.00	$24.58	$23.46	$21.17	$20.63	$19.08	$16.10
Accumulation units outstanding at the end of period	-	-	-	-	-	4,591	8,733	9,050	2,099

JNL/Select Money Market Division19

Accumulation unit value:
Beginning of period	$11.09	$11.36	$11.41	$11.17	$10.96	$10.95	$11.15	$11.38	$11.50
End of period	$10.81	$11.09	$11.36	$11.41	$11.17	$10.96	$10.95	$11.15	$11.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	10,635	5,224	5,001

JNL/Select Value Division141

Accumulation unit value:
Beginning of period	$16.44	$13.60	$20.94	$19.92	$16.90	$16.02	$14.32	$12.22	N/A
End of period	$18.22	$16.44	$13.60	$20.94	$19.92	$16.90	$16.02	$14.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,449	4,971	704	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division19

Accumulation unit value:
Beginning of period	$22.14	$15.83	$28.41	$26.47	$23.88	$23.09	$21.56	$16.94	$21.30
End of period	$25.20	$22.14	$15.83	$28.41	$26.47	$23.88	$23.09	$21.56	$16.94
Accumulation units outstanding at the end of period	-	-	-	-	-	2,845	4,184	4,401	1,055

JNL/T.Rowe Price Mid-Cap Growth Division68

Accumulation unit value:
Beginning of period	$32.83	$22.94	$39.65	$34.70	$33.33	$29.96	$26.04	$19.28	$20.51
End of period	$40.93	$32.83	$22.94	$39.65	$34.70	$33.33	$29.96	$26.04	$19.28
Accumulation units outstanding at the end of period	-	-	-	-	-	893	3,101	4,879	1,495

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division19

Accumulation unit value:
Beginning of period	$11.57	$8.66	$14.92	$15.18	$12.97	$12.53	$11.16	$8.82	$11.06
End of period	$13.07	$11.57	$8.66	$14.92	$15.18	$12.97	$12.53	$11.16	$8.82
Accumulation units outstanding at the end of period	-	-	-	-	-	4,099	16,716	17,211	8,983

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division247

Accumulation unit value:
Beginning of period	$9.79	$8.20	$11.74	$11.16	$10.34	$9.64	$8.96	N/A	N/A
End of period	$10.40	$9.79	$8.20	$11.74	$11.16	$10.34	$9.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division317
Accumulation unit value:
Beginning of period	$20.11	$14.93	$26.64	$22.67	$20.53	$20.67	$20.54	N/A	N/A
End of period	$21.90	$20.11	$14.93	$26.64	$22.67	$20.53	$20.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division312
Accumulation unit value:
Beginning of period	$19.56	$14.89	$25.85	$24.18	$23.72	$23.26	$22.49	N/A	N/A
End of period	$21.47	$19.56	$14.89	$25.85	$24.18	$23.72	$23.26	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Eagle Core Equity Division312

Accumulation unit value:
Beginning of period	$13.02	$9.99	$16.81	$17.16	$15.67	$15.56	$15.15	N/A	N/A
End of period	$14.19	$13.02	$9.99	$16.81	$17.16	$15.67	$15.56	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity Division239

Accumulation unit value:
Beginning of period	$17.95	$13.60	$22.62	$20.71	$17.70	$17.72	$16.42	N/A	N/A
End of period	$23.73	$17.95	$13.60	$22.62	$20.71	$17.70	$17.72	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division455

Accumulation unit value:
Beginning of period	$9.49	$7.33	$10.71	$10.79	$9.94	N/A	N/A	N/A	N/A
End of period	$10.41	$9.49	$7.33	$10.71	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton
Small Cap Value Division401
Accumulation unit value:
Beginning of period	$9.64	$7.41	$11.37	$12.44	$10.84	$10.79	N/A	N/A	N/A
End of period	$11.92	$9.64	$7.41	$11.37	$12.44	$10.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division248

Accumulation unit value:
Beginning of period	$18.14	$16.31	$17.65	$16.93	$16.60	$16.60	$15.75	N/A	N/A
End of period	$19.02	$18.14	$16.31	$17.65	$16.93	$16.60	$16.60	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division380

Accumulation unit value:
Beginning of period	$10.17	$7.87	$12.64	$12.62	$11.20	$10.53	N/A	N/A	N/A
End of period	$12.33	$10.17	$7.87	$12.64	$12.62	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division380

Accumulation unit value:
Beginning of period	$10.24	$7.93	$12.65	$15.28	$11.50	$10.62	N/A	N/A	N/A
End of period	$11.68	$10.24	$7.93	$12.65	$15.28	$11.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,705	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division248

Accumulation unit value:
Beginning of period	$12.71	$9.52	$16.55	$15.47	$12.95	$12.01	$10.49	N/A	N/A
End of period	$13.91	$12.71	$9.52	$16.55	$15.47	$12.95	$12.01	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division247

Accumulation unit value:
Beginning of period	$9.81	$8.10	$13.33	$11.82	$11.25	$10.77	$10.16	N/A	N/A
End of period	$11.22	$9.81	$8.10	$13.33	$11.82	$11.25	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Invesco Small Cap Growth Division247

Accumulation unit value:
Beginning of period	$11.33	$8.62	$14.68	$13.53	$12.13	$11.48	$10.84	N/A	N/A
End of period	$13.93	$11.33	$8.62	$14.68	$13.53	$12.13	$11.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division248

Accumulation unit value:
Beginning of period	$10.72	$8.45	$15.63	$14.32	$11.14	$9.64	$8.27	N/A	N/A
End of period	$11.23	$10.72	$8.45	$15.63	$14.32	$11.14	$9.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan MidCap Growth Division355

Accumulation unit value:
Beginning of period	$16.76	$12.03	$22.23	$21.14	$19.36	$17.71	N/A	N/A	N/A
End of period	$20.51	$16.76	$12.03	$22.23	$21.14	$19.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division267
Accumulation unit value:
Beginning of period	$15.14	$14.98	$14.44	$13.93	$13.84	$13.88	$13.44	N/A	N/A
End of period	$15.83	$15.14	$14.98	$14.44	$13.93	$13.84	$13.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division205

Accumulation unit value:
Beginning of period	$14.43	$10.61	$17.84	$18.80	$16.84	$15.88	$13.18	N/A	N/A
End of period	$17.31	$14.43	$10.61	$17.84	$18.80	$16.84	$15.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	230	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division239

Accumulation unit value:
Beginning of period	$10.35	$6.95	$11.01	$11.63	$10.64	$11.24	$9.84	N/A	N/A
End of period	$12.39	$10.35	$6.95	$11.01	$11.63	$10.64	$11.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,512	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division309

Accumulation unit value:
Beginning of period	$11.60	$11.26	$11.15	$10.75	$10.64	$10.73	$10.71	N/A	N/A
End of period	$11.97	$11.60	$11.26	$11.15	$10.75	$10.64	$10.73	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Communications Sector Division409

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.58	$4.20	$4.12	N/A	N/A	N/A
End of period	$4.87	$4.08	$3.33	$5.67	$5.58	$4.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division397

Accumulation unit value:
Beginning of period	$8.37	$6.45	$9.64	$10.74	$9.72	$10.19	N/A	N/A	N/A
End of period	$10.01	$8.37	$6.45	$9.64	$10.74	$9.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Dow 10 Division239

Accumulation unit value:
Beginning of period	$6.11	$5.41	$10.30	$10.46	$8.29	$9.02	$8.81	N/A	N/A
End of period	$7.42	$6.11	$5.41	$10.30	$10.46	$8.29	$9.02	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,103	-	N/A	N/A

JNL/MCM Dow Dividend Division431

Accumulation unit value:
Beginning of period	$5.93	$5.06	$10.26	$11.70	$10.03	N/A	N/A	N/A	N/A
End of period	$6.47	$5.93	$5.06	$10.26	$11.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	5,120	3,102	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division404

Accumulation unit value:
Beginning of period	$6.09	$5.27	$10.96	$13.61	$11.77	$11.15	N/A	N/A	N/A
End of period	$6.73	$6.09	$5.27	$10.96	$13.61	$11.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division239

Accumulation unit value:
Beginning of period	$11.24	$8.81	$17.55	$16.22	$11.88	$11.06	$9.77	N/A	N/A
End of period	$12.56	$11.24	$8.81	$17.55	$16.22	$11.88	$11.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,548	-	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division319

Accumulation unit value:
Beginning of period	$10.15	$8.61	$11.51	$10.98	$10.61	$10.11	$9.64	N/A	N/A
End of period	$10.27	$10.15	$8.61	$11.51	$10.98	$10.61	$10.11	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division205

Accumulation unit value:
Beginning of period	$13.36	$10.60	$19.07	$17.73	$14.49	$13.12	$11.47	N/A	N/A
End of period	$13.90	$13.36	$10.60	$19.07	$17.73	$14.49	$13.12	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	132	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division313

Accumulation unit value:
Beginning of period	$9.09	$7.51	$13.42	$13.58	$11.73	$10.88	$10.39	N/A	N/A
End of period	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,765	2,559	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.31	$6.19	$11.78	$10.52	N/A	N/A	N/A	N/A	N/A
End of period	$9.20	$8.31	$6.19	$11.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,798	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division322

Accumulation unit value:
Beginning of period	$9.19	$7.03	$12.34	$10.63	$10.42	$10.80	$10.84	N/A	N/A
End of period	$10.49	$9.19	$7.03	$12.34	$10.63	$10.42	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division315

Accumulation unit value:
Beginning of period	$23.91	$20.44	$33.76	$25.61	$21.76	$16.33	$16.60	N/A	N/A
End of period	$27.75	$23.91	$20.44	$33.76	$25.61	$21.76	$16.33	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division239

Accumulation unit value:
Beginning of period	$7.48	$6.41	$13.05	$12.76	$12.51	$9.35	$8.30	N/A	N/A
End of period	$8.11	$7.48	$6.41	$13.05	$12.76	$12.51	$9.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,993	-	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division205

Accumulation unit value:
Beginning of period	$12.40	$9.22	$15.16	$14.48	$13.55	$12.41	$11.15	N/A	N/A
End of period	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55	$12.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	272	N/A	N/A

JNL/MCM S&P 500 Index Division205

Accumulation unit value:
Beginning of period	$8.82	$7.18	$11.82	$11.57	$10.32	$10.15	$9.57	N/A	N/A
End of period	$9.83	$8.82	$7.18	$11.82	$11.57	$10.32	$10.15	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	633	N/A	N/A
JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division240

Accumulation unit value:
Beginning of period	$10.20	$9.98	$17.08	$19.58	$18.36	$17.30	$15.54	N/A	N/A
End of period	$11.45	$10.20	$9.98	$17.08	$19.58	$18.36	$17.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,634	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division205

Accumulation unit value:
Beginning of period	$11.10	$8.94	$14.11	$14.79	$12.92	$12.72	$11.46	N/A	N/A
End of period	$13.66	$11.10	$8.94	$14.11	$14.79	$12.92	$12.72	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	264	N/A	N/A

JNL/MCM Technology Sector Division319

Accumulation unit value:
Beginning of period	$5.61	$3.52	$6.38	$5.71	$5.36	$5.37	$5.36	N/A	N/A
End of period	$6.13	$5.61	$3.52	$6.38	$5.71	$5.36	$5.37	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division334

Accumulation unit value:
Beginning of period	$9.87	$8.83	$17.24	$14.81	$15.42	$11.22	N/A	N/A	N/A
End of period	$11.77	$9.87	$8.83	$17.24	$14.81	$15.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,405	3,914	-	N/A	N/A	N/A

JNL/MCM VIP Division319

Accumulation unit value:
Beginning of period	$9.38	$7.77	$13.94	$12.92	$11.82	$11.05	$10.65	N/A	N/A
End of period	$10.54	$9.38	$7.77	$13.94	$12.92	$11.82	$11.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,584	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division205

Accumulation unit value:
Beginning of period	$11.11	$8.18	$14.19	$13.70	$12.02	$10.85	$9.61	N/A	N/A
End of period	$12.49	$11.11	$8.18	$14.19	$13.70	$12.02	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	157	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division248

Accumulation unit value:
Beginning of period	$15.01	$13.34	$13.64	$12.94	$12.83	$12.87	$12.54	N/A	N/A
End of period	$15.73	$15.01	$13.34	$13.64	$12.94	$12.83	$12.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.92	$8.36	$12.39	$12.86	$11.94	$12.05	$11.75	N/A	N/A
End of period	$13.42	$11.92	$8.36	$12.39	$12.86	$11.94	$12.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	523	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division324

Accumulation unit value:
Beginning of period	$11.20	$8.77	$14.80	$13.92	$12.36	$11.69	$11.50	N/A	N/A
End of period	$12.78	$11.20	$8.77	$14.80	$13.92	$12.36	$11.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Conservative Division324

Accumulation unit value:
Beginning of period	$10.52	$9.51	$11.31	$10.92	$10.40	$10.29	$10.23	N/A	N/A
End of period	$11.14	$10.52	$9.51	$11.31	$10.92	$10.40	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division324

Accumulation unit value:
Beginning of period	$11.54	$9.25	$14.68	$13.86	$12.47	$11.91	$11.72	N/A	N/A
End of period	$13.05	$11.54	$9.25	$14.68	$13.86	$12.47	$11.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division324

Accumulation unit value:
Beginning of period	$10.73	$9.28	$12.10	$11.53	$10.72	$10.47	$10.37	N/A	N/A
End of period	$11.64	$10.73	$9.28	$12.10	$11.53	$10.72	$10.47	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division47

Accumulation unit value:
Beginning of period	$11.85	$9.85	$13.95	$13.18	$12.06	$11.63	$10.89	$9.49	$9.96
End of period	$13.07	$11.85	$9.85	$13.95	$13.18	$12.06	$11.63	$10.89	$9.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	7,169	7,169	7,169

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division267

Accumulation unit value:
Beginning of period	$21.99	$18.85	$24.41	$23.31	$21.05	$20.51	$19.19	N/A	N/A
End of period	$23.74	$21.99	$18.85	$24.41	$23.31	$21.05	$20.51	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Select Money Market Division352

Accumulation unit value:
Beginning of period	$11.01	$11.29	$11.33	$11.11	$10.91	$10.88	N/A	N/A	N/A
End of period	$10.73	$11.01	$11.29	$11.33	$11.11	$10.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division370

Accumulation unit value:
Beginning of period	$16.38	$13.56	$20.88	$19.87	$16.87	$15.96	N/A	N/A	N/A
End of period	$18.15	$16.38	$13.56	$20.88	$19.87	$16.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division248

Accumulation unit value:
Beginning of period	$21.97	$15.72	$28.22	$26.31	$23.75	$22.97	$21.15	N/A	N/A
End of period	$25.00	$21.97	$15.72	$28.22	$26.31	$23.75	$22.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division248

Accumulation unit value:
Beginning of period	$32.59	$22.78	$39.40	$34.50	$33.15	$29.82	$26.21	N/A	N/A
End of period	$40.61	$32.59	$22.78	$39.40	$34.50	$33.15	$29.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division248

Accumulation unit value:
Beginning of period	$11.51	$8.62	$14.85	$15.12	$12.93	$12.50	$11.15	N/A	N/A
End of period	$12.99	$11.51	$8.62	$14.85	$15.12	$12.93	$12.50	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division147

Accumulation unit value:
Beginning of period	$9.74	$8.17	$11.69	$11.12	$10.31	$9.62	$9.02	$8.72	N/A
End of period	$10.34	$9.74	$8.17	$11.69	$11.12	$10.31	$9.62	$9.02	N/A
Accumulation units outstanding at the end of period	-	-	-	-	275	1,803	11,654	6,498	N/A

JNL/Capital Guardian
Global Diversified Research Division384
Accumulation unit value:
Beginning of period	$19.96	$14.83	$26.47	$22.54	$20.42	$19.12	N/A	N/A	N/A
End of period	$21.73	$19.96	$14.83	$26.47	$22.54	$20.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division147
Accumulation unit value:
Beginning of period	$19.42	$14.79	$25.69	$24.04	$23.60	$23.15	$21.29	$18.98	N/A
End of period	$21.31	$19.42	$14.79	$25.69	$24.04	$23.60	$23.15	$21.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,681	3,175	213	N/A

JNL/Eagle Core Equity Division147

Accumulation unit value:
Beginning of period	$12.94	$9.93	$16.72	$17.07	$15.60	$15.50	$14.97	$13.88	N/A
End of period	$14.09	$12.94	$9.93	$16.72	$17.07	$15.60	$15.50	$14.97	N/A
Accumulation units outstanding at the end of period	-	-	-	-	168	1,930	5,144	4,211	N/A

JNL/Eagle SmallCap Equity Division118

Accumulation unit value:
Beginning of period	$17.83	$13.52	$22.49	$20.61	$17.62	$17.65	$15.25	$10.59	N/A
End of period	$23.56	$17.83	$13.52	$22.49	$20.61	$17.62	$17.65	$15.25	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,721	4,962	2,178	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division492

Accumulation unit value:
Beginning of period	$9.48	$7.32	$10.70	$10.79	$10.24	N/A	N/A	N/A	N/A
End of period	$10.39	$9.48	$7.32	$10.70	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division487
Accumulation unit value:
Beginning of period	$9.62	$7.39	$11.36	$12.42	$11.07	N/A	N/A	N/A	N/A
End of period	$11.88	$9.62	$7.39	$11.36	$12.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division129

Accumulation unit value:
Beginning of period	$18.00	$16.19	$17.53	$16.83	$16.50	$16.51	$15.86	$15.19	N/A
End of period	$18.87	$18.00	$16.19	$17.53	$16.83	$16.50	$16.51	$15.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	109	3,729	3,090	2,279	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division442

Accumulation unit value:
Beginning of period	$10.15	$7.86	$12.63	$12.61	$11.84	N/A	N/A	N/A	N/A
End of period	$12.30	$10.15	$7.86	$12.63	$12.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division386

Accumulation unit value:
Beginning of period	$10.21	$7.91	$12.64	$15.27	$11.50	$10.73	N/A	N/A	N/A
End of period	$11.65	$10.21	$7.91	$12.64	$15.27	$11.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division118

Accumulation unit value:
Beginning of period	$12.62	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	$8.03	N/A
End of period	$13.80	$12.62	$9.46	$16.44	$15.38	$12.88	$11.95	$10.55	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	2,955	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division147

Accumulation unit value:
Beginning of period	$9.77	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	$9.16	N/A
End of period	$11.17	$9.77	$8.07	$13.29	$11.79	$11.23	$10.75	$10.04	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	260	260	5,253	N/A

JNL/Invesco Small Cap Growth Division157

Accumulation unit value:
Beginning of period	$11.28	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	$9.95	N/A
End of period	$13.86	$11.28	$8.59	$14.64	$13.50	$12.11	$11.47	$11.02	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	13,417	13,200	17,495	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division153

Accumulation unit value:
Beginning of period	$10.65	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	$6.41	N/A
End of period	$11.16	$10.65	$8.40	$15.55	$14.26	$11.10	$9.61	$8.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	14,837	19,647	7,379	N/A

JNL/JPMorgan MidCap Growth Division153

Accumulation unit value:
Beginning of period	$16.64	$11.95	$22.09	$21.02	$19.26	$18.62	$16.21	$14.19	N/A
End of period	$20.35	$16.64	$11.95	$22.09	$21.02	$19.26	$18.62	$16.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	331	331	285	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division140
Accumulation unit value:
Beginning of period	$15.03	$14.88	$14.34	$13.85	$13.77	$13.81	$13.66	$14.30	N/A
End of period	$15.71	$15.03	$14.88	$14.34	$13.85	$13.77	$13.81	$13.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	268	813	545	303	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division129

Accumulation unit value:
Beginning of period	$14.35	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	$10.47	N/A
End of period	$17.20	$14.35	$10.55	$17.75	$18.72	$16.78	$15.83	$13.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,731	9,337	8,467	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division146

Accumulation unit value:
Beginning of period	$10.30	$6.92	$10.96	$11.59	$10.60	$11.21	$9.45	$7.73	N/A
End of period	$12.32	$10.30	$6.92	$10.96	$11.59	$10.60	$11.21	$9.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	27,185	42,983	34,213	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division129

Accumulation unit value:
Beginning of period	$11.56	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	$10.65	N/A
End of period	$11.92	$11.56	$11.22	$11.11	$10.72	$10.62	$10.71	$10.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	5,745	6,289	3,874	N/A

JNL/MCM Communications Sector Division274

Accumulation unit value:
Beginning of period	$4.06	$3.32	$5.64	$5.56	$4.19	$4.26	$3.92	N/A	N/A
End of period	$4.84	$4.06	$3.32	$5.64	$5.56	$4.19	$4.26	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,437	20,843	N/A	N/A

JNL/MCM Consumer Brands Sector Division272

Accumulation unit value:
Beginning of period	$8.33	$6.42	$9.60	$10.70	$9.69	$10.19	$8.98	N/A	N/A
End of period	$9.96	$8.33	$6.42	$9.60	$10.70	$9.69	$10.19	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow 10 Division129

Accumulation unit value:
Beginning of period	$6.08	$5.39	$10.25	$10.42	$8.26	$8.99	$8.98	$6.98	N/A
End of period	$7.38	$6.08	$5.39	$10.25	$10.42	$8.26	$8.99	$8.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	49,441	52,135	42,090	N/A

JNL/MCM Dow Dividend Division472

Accumulation unit value:
Beginning of period	$5.92	$5.05	$10.25	$11.69	$10.14	N/A	N/A	N/A	N/A
End of period	$6.46	$5.92	$5.05	$10.25	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,372	N/A	N/A	N/A	N/A
JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division237

Accumulation unit value:
Beginning of period	$6.06	$5.24	$10.91	$13.56	$11.73	$11.35	$10.70	N/A	N/A
End of period	$6.70	$6.06	$5.24	$10.91	$13.56	$11.73	$11.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	999	4,474	10,115	N/A	N/A

JNL/MCM Global 15 Division146

Accumulation unit value:
Beginning of period	$11.19	$8.76	$17.48	$16.16	$11.84	$11.03	$8.84	$7.67	N/A
End of period	$12.49	$11.19	$8.76	$17.48	$16.16	$11.84	$11.03	$8.84	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,680	29,189	36,267	29,844	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division216

Accumulation unit value:
Beginning of period	$10.10	$8.57	$11.46	$10.94	$10.57	$10.09	$10.41	N/A	N/A
End of period	$10.22	$10.10	$8.57	$11.46	$10.94	$10.57	$10.09	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,538	5,605	11,942	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division165

Accumulation unit value:
Beginning of period	$13.31	$10.57	$19.01	$17.69	$14.46	$13.11	$11.26	$9.22	N/A
End of period	$13.84	$13.31	$10.57	$19.01	$17.69	$14.46	$13.11	$11.26	N/A
Accumulation units outstanding at the end of period	-	-	-	-	724	997	1,499	1,479	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division339

Accumulation unit value:
Beginning of period	$9.06	$7.50	$13.40	$13.56	$11.72	$10.90	N/A	N/A	N/A
End of period	$10.34	$9.06	$7.50	$13.40	$13.56	$11.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	27,781	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division384

Accumulation unit value:
Beginning of period	$9.16	$7.01	$12.32	$10.62	$10.41	$9.93	N/A	N/A	N/A
End of period	$10.46	$9.16	$7.01	$12.32	$10.62	$10.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,283	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division216

Accumulation unit value:
Beginning of period	$23.80	$20.35	$33.63	$25.53	$21.70	$16.29	$12.52	N/A	N/A
End of period	$27.60	$23.80	$20.35	$33.63	$25.53	$21.70	$16.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	677	10,525	11,337	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division146

Accumulation unit value:
Beginning of period	$7.44	$6.38	$13.00	$12.71	$12.47	$9.33	$8.14	$7.73	N/A
End of period	$8.07	$7.44	$6.38	$13.00	$12.71	$12.47	$9.33	$8.14	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,911	41,551	42,211	36,115	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division165

Accumulation unit value:
Beginning of period	$12.35	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	$9.47	N/A
End of period	$15.13	$12.35	$9.18	$15.11	$14.44	$13.52	$12.40	$10.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,369	1,551	1,451	N/A

JNL/MCM S&P 500 Index Division169

Accumulation unit value:
Beginning of period	$8.78	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	$7.55	N/A
End of period	$9.79	$8.78	$7.16	$11.79	$11.54	$10.30	$10.13	$9.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,839	5,879	5,792	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division146

Accumulation unit value:
Beginning of period	$10.14	$9.93	$17.01	$19.51	$18.30	$17.25	$15.73	$13.01	N/A
End of period	$11.38	$10.14	$9.93	$17.01	$19.51	$18.30	$17.25	$15.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	14,382	21,135	21,391	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division165

Accumulation unit value:
Beginning of period	$11.06	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	$9.42	N/A
End of period	$13.60	$11.06	$8.91	$14.06	$14.76	$12.90	$12.70	$11.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,202	3,265	1,444	N/A

JNL/MCM Technology Sector Division428

Accumulation unit value:
Beginning of period	$5.58	$3.50	$6.35	$5.69	$5.35	$5.35	N/A	N/A	N/A
End of period	$6.09	$5.58	$3.50	$6.35	$5.69	$5.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division330

Accumulation unit value:
Beginning of period	$9.84	$8.81	$17.22	$14.80	$15.41	$11.07	N/A	N/A	N/A
End of period	$11.74	$9.84	$8.81	$17.22	$14.80	$15.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,193	14,326	N/A	N/A	N/A

JNL/MCM VIP Division320

Accumulation unit value:
Beginning of period	$9.36	$7.75	$13.91	$12.90	$11.81	$11.05	$10.73	N/A	N/A
End of period	$10.51	$9.36	$7.75	$13.91	$12.90	$11.81	$11.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	10,913	-	N/A	N/A

JNL/Oppenheimer Global Growth Division129

Accumulation unit value:
Beginning of period	$11.06	$8.15	$14.15	$13.66	$12.00	$10.83	$9.43	$6.72	N/A
End of period	$12.43	$11.06	$8.15	$14.15	$13.66	$12.00	$10.83	$9.43	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	16,145	22,294	22,049	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division118

Accumulation unit value:
Beginning of period	$14.92	$13.27	$13.57	$12.88	$12.78	$12.82	$12.61	$12.49	N/A
End of period	$15.63	$14.92	$13.27	$13.57	$12.88	$12.78	$12.82	$12.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	388	6,781	5,887	9,608	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.85	$8.31	$12.33	$12.80	$11.90	$12.01	$11.71	N/A	N/A
End of period	$13.34	$11.85	$8.31	$12.33	$12.80	$11.90	$12.01	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	195	17,851	20,997	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division147

Accumulation unit value:
Beginning of period	$13.15	$9.34	$18.17	$19.77	$17.96	$17.58	$16.44	$15.29	N/A
End of period	$15.04	$13.15	$9.34	$18.17	$19.77	$17.96	$17.58	$16.44	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	120	120	72	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division113

Accumulation unit value:
Beginning of period	$11.14	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	$8.38	N/A
End of period	$12.70	$11.14	$8.73	$14.73	$13.86	$12.31	$11.66	$10.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	51,253	66,375	24,072	N/A
JNL/S&P Managed Conservative Division329

Accumulation unit value:
Beginning of period	$10.49	$9.49	$11.29	$10.91	$10.39	$10.21	N/A	N/A	N/A
End of period	$11.10	$10.49	$9.49	$11.29	$10.91	$10.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,243	N/A	N/A	N/A

JNL/S&P Managed Growth Division113

Accumulation unit value:
Beginning of period	$11.47	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	$9.03	N/A
End of period	$12.97	$11.47	$9.20	$14.61	$13.81	$12.42	$11.87	$10.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,478	50,569	62,917	51,012	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division402

Accumulation unit value:
Beginning of period	$10.70	$9.26	$12.08	$11.51	$10.71	$10.48	N/A	N/A	N/A
End of period	$11.60	$10.70	$9.26	$12.08	$11.51	$10.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division113

Accumulation unit value:
Beginning of period	$11.78	$9.80	$13.88	$13.12	$12.01	$11.59	$10.86	$9.33	N/A
End of period	$12.99	$11.78	$9.80	$13.88	$13.12	$12.01	$11.59	$10.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	57,394	60,552	57,764	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division147

Accumulation unit value:
Beginning of period	$21.83	$18.73	$24.26	$23.18	$20.94	$20.42	$18.91	$17.67	N/A
End of period	$23.56	$21.83	$18.73	$24.26	$23.18	$20.94	$20.42	$18.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,850	12,535	10,757	5,625	N/A

JNL/Select Money Market Division129

Accumulation unit value:
Beginning of period	$10.93	$11.21	$11.26	$11.04	$10.85	$10.85	$11.05	$11.22	N/A
End of period	$10.65	$10.93	$11.21	$11.26	$11.04	$10.85	$10.85	$11.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	852	1,189	2,566	3,817	N/A

JNL/Select Value Division153

Accumulation unit value:
Beginning of period	$16.32	$13.52	$20.83	$19.83	$16.84	$15.99	$14.30	$12.31	N/A
End of period	$18.07	$16.32	$13.52	$20.83	$19.83	$16.84	$15.99	$14.30	N/A
Accumulation units outstanding at the end of period	-	-	-	-	933	4,908	4,908	9,775	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division145

Accumulation unit value:
Beginning of period	$21.81	$15.61	$28.04	$26.16	$23.62	$22.86	$21.36	$19.28	N/A
End of period	$24.80	$21.81	$15.61	$28.04	$26.16	$23.62	$22.86	$21.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,090	5,484	6,591	3,578	N/A

JNL/T.Rowe Price Mid-Cap Growth Division125

Accumulation unit value:
Beginning of period	$32.36	$22.63	$39.15	$34.30	$32.98	$29.68	$25.82	$19.00	N/A
End of period	$40.29	$32.36	$22.63	$39.15	$34.30	$32.98	$29.68	$25.82	N/A
Accumulation units outstanding at the end of period	-	-	-	-	556	6,199	2,988	-	N/A

JNL/T.Rowe Price Short-Term Bond Division469

Accumulation unit value:
Beginning of period	$9.92	$9.47	$10.34	$10.13	$9.99	N/A	N/A	N/A	N/A
End of period	$9.95	$9.92	$9.47	$10.34	$10.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division140

Accumulation unit value:
Beginning of period	$11.45	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	$9.38	N/A
End of period	$12.92	$11.45	$8.58	$14.80	$15.07	$12.89	$12.47	$11.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	225	704	12,147	61,383	N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division376

Accumulation unit value:
Beginning of period	$9.69	$8.13	$11.65	$11.09	$10.28	$9.62	N/A	N/A	N/A
End of period	$10.29	$9.69	$8.13	$11.65	$11.09	$10.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division400

Accumulation unit value:
Beginning of period	$12.85	$9.86	$16.62	$16.98	$15.53	$15.32	N/A	N/A	N/A
End of period	$13.99	$12.85	$9.86	$16.62	$16.98	$15.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division353

Accumulation unit value:
Beginning of period	$17.71	$13.43	$22.36	$20.50	$17.54	$16.61	N/A	N/A	N/A
End of period	$23.39	$17.71	$13.43	$22.36	$20.50	$17.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division393
Accumulation unit value:
Beginning of period	$9.60	$7.38	$11.34	$12.41	$10.83	$10.86	N/A	N/A	N/A
End of period	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division322

Accumulation unit value:
Beginning of period	$17.87	$16.08	$17.42	$16.73	$16.42	$16.43	$16.39	N/A	N/A
End of period	$18.72	$17.87	$16.08	$17.42	$16.73	$16.42	$16.43	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division397

Accumulation unit value:
Beginning of period	$10.13	$7.84	$12.61	$12.60	$11.19	$11.16	N/A	N/A	N/A
End of period	$12.26	$10.13	$7.84	$12.61	$12.60	$11.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division400

Accumulation unit value:
Beginning of period	$10.19	$7.90	$12.62	$15.26	$11.49	$11.39	N/A	N/A	N/A
End of period	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division400

Accumulation unit value:
Beginning of period	$9.73	$8.04	$13.25	$11.76	$11.20	$10.72	N/A	N/A	N/A
End of period	$11.12	$9.73	$8.04	$13.25	$11.76	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division313

Accumulation unit value:
Beginning of period	$11.23	$8.56	$14.59	$13.46	$12.08	$11.45	$10.94	N/A	N/A
End of period	$13.80	$11.23	$8.56	$14.59	$13.46	$12.08	$11.45	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,904	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division353

Accumulation unit value:
Beginning of period	$10.59	$8.36	$15.47	$14.20	$11.05	$9.41	N/A	N/A	N/A
End of period	$11.09	$10.59	$8.36	$15.47	$14.20	$11.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division353

Accumulation unit value:
Beginning of period	$16.52	$11.87	$21.95	$20.89	$19.15	$17.43	N/A	N/A	N/A
End of period	$20.19	$16.52	$11.87	$21.95	$20.89	$19.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division237
Accumulation unit value:
Beginning of period	$14.92	$14.78	$14.25	$13.77	$13.70	$13.75	$13.62	N/A	N/A
End of period	$15.59	$14.92	$14.78	$14.25	$13.77	$13.70	$13.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division237

Accumulation unit value:
Beginning of period	$14.26	$10.49	$17.66	$18.63	$16.71	$15.78	$14.10	N/A	N/A
End of period	$17.09	$14.26	$10.49	$17.66	$18.63	$16.71	$15.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division309

Accumulation unit value:
Beginning of period	$10.24	$6.88	$10.91	$11.54	$10.56	$11.18	$10.72	N/A	N/A
End of period	$12.25	$10.24	$6.88	$10.91	$11.54	$10.56	$11.18	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division314

Accumulation unit value:
Beginning of period	$11.51	$11.18	$11.08	$10.70	$10.60	$10.69	$10.69	N/A	N/A
End of period	$11.86	$11.51	$11.18	$11.08	$10.70	$10.60	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	192	N/A	N/A

JNL/MCM Communications Sector Division438

Accumulation unit value:
Beginning of period	$4.03	$3.30	$5.62	$5.53	$4.61	N/A	N/A	N/A	N/A
End of period	$4.81	$4.03	$3.30	$5.62	$5.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division237

Accumulation unit value:
Beginning of period	$6.05	$5.36	$10.21	$10.38	$8.23	$8.97	$8.85	N/A	N/A
End of period	$7.34	$6.05	$5.36	$10.21	$10.38	$8.23	$8.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow Dividend Division473

Accumulation unit value:
Beginning of period	$5.91	$5.04	$10.24	$11.69	$10.09	N/A	N/A	N/A	N/A
End of period	$6.44	$5.91	$5.04	$10.24	$11.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division388

Accumulation unit value:
Beginning of period	$6.02	$5.22	$10.86	$13.50	$11.69	$10.98	N/A	N/A	N/A
End of period	$6.65	$6.02	$5.22	$10.86	$13.50	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Global 15 Division309

Accumulation unit value:
Beginning of period	$11.12	$8.72	$17.40	$16.09	$11.80	$11.00	$10.54	N/A	N/A
End of period	$12.42	$11.12	$8.72	$17.40	$16.09	$11.80	$11.00	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division388

Accumulation unit value:
Beginning of period	$10.04	$8.53	$11.41	$10.90	$10.54	$10.44	N/A	N/A	N/A
End of period	$10.15	$10.04	$8.53	$11.41	$10.90	$10.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division314

Accumulation unit value:
Beginning of period	$13.25	$10.53	$18.95	$17.64	$14.43	$13.09	$12.39	N/A	N/A
End of period	$13.78	$13.25	$10.53	$18.95	$17.64	$14.43	$13.09	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	165	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division299

Accumulation unit value:
Beginning of period	$9.04	$7.48	$13.38	$13.55	$11.71	$10.88	$9.88	N/A	N/A
End of period	$10.30	$9.04	$7.48	$13.38	$13.55	$11.71	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM JNL Optimized 5 Division475

Accumulation unit value:
Beginning of period	$8.28	$6.17	$11.76	$10.64	$9.18	N/A	N/A	N/A	N/A
End of period	$9.16	$8.28	$6.17	$11.76	$10.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division357

Accumulation unit value:
Beginning of period	$9.14	$7.00	$12.30	$10.61	$10.41	$9.49	N/A	N/A	N/A
End of period	$10.42	$9.14	$7.00	$12.30	$10.61	$10.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division356

Accumulation unit value:
Beginning of period	$23.66	$20.25	$33.47	$25.42	$21.62	$18.94	N/A	N/A	N/A
End of period	$27.43	$23.66	$20.25	$33.47	$25.42	$21.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division309

Accumulation unit value:
Beginning of period	$7.40	$6.34	$12.94	$12.66	$12.43	$9.30	$8.99	N/A	N/A
End of period	$8.02	$7.40	$6.34	$12.94	$12.66	$12.43	$9.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division314

Accumulation unit value:
Beginning of period	$12.30	$9.15	$15.06	$14.41	$13.49	$12.38	$11.82	N/A	N/A
End of period	$15.06	$12.30	$9.15	$15.06	$14.41	$13.49	$12.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	173	N/A	N/A

JNL/MCM S&P 500 Index Division237

Accumulation unit value:
Beginning of period	$8.75	$7.13	$11.75	$11.51	$10.28	$10.12	$9.64	N/A	N/A
End of period	$9.74	$8.75	$7.13	$11.75	$11.51	$10.28	$10.12	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	207	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division309

Accumulation unit value:
Beginning of period	$10.09	$9.88	$16.93	$19.43	$18.23	$17.20	$16.18	N/A	N/A
End of period	$11.31	$10.09	$9.88	$16.93	$19.43	$18.23	$17.20	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division314

Accumulation unit value:
Beginning of period	$11.01	$8.88	$14.02	$14.72	$12.87	$12.68	$12.13	N/A	N/A
End of period	$13.54	$11.01	$8.88	$14.02	$14.72	$12.87	$12.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	168	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division331

Accumulation unit value:
Beginning of period	$9.81	$8.79	$17.19	$14.78	$15.40	$11.13	N/A	N/A	N/A
End of period	$11.70	$9.81	$8.79	$17.19	$14.78	$15.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division314

Accumulation unit value:
Beginning of period	$9.33	$7.74	$13.89	$12.89	$11.80	$11.05	$10.52	N/A	N/A
End of period	$10.48	$9.33	$7.74	$13.89	$12.89	$11.80	$11.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Oppenheimer Global Growth Division237

Accumulation unit value:
Beginning of period	$11.01	$8.12	$14.10	$13.63	$11.97	$10.81	$10.00	N/A	N/A
End of period	$12.37	$11.01	$8.12	$14.10	$13.63	$11.97	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,363	N/A	N/A
JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division237

Accumulation unit value:
Beginning of period	$14.83	$13.20	$13.51	$12.82	$12.73	$12.78	$12.64	N/A	N/A
End of period	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73	$12.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/PPM America High Yield Bond Division353

Accumulation unit value:
Beginning of period	$11.77	$8.26	$12.26	$12.74	$11.84	$11.64	N/A	N/A	N/A
End of period	$13.25	$11.77	$8.26	$12.26	$12.74	$11.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division299

Accumulation unit value:
Beginning of period	$11.07	$8.68	$14.66	$13.80	$12.26	$11.61	$10.74	N/A	N/A
End of period	$12.62	$11.07	$8.68	$14.66	$13.80	$12.26	$11.61	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Conservative Division294

Accumulation unit value:
Beginning of period	$10.46	$9.47	$11.28	$10.90	$10.38	$10.28	$9.93	N/A	N/A
End of period	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38	$10.28	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Growth Division335

Accumulation unit value:
Beginning of period	$11.40	$9.15	$14.54	$13.74	$12.37	$11.34	N/A	N/A	N/A
End of period	$12.89	$11.40	$9.15	$14.54	$13.74	$12.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division314

Accumulation unit value:
Beginning of period	$10.67	$9.24	$12.06	$11.50	$10.70	$10.47	$10.25	N/A	N/A
End of period	$11.56	$10.67	$9.24	$12.06	$11.50	$10.70	$10.47	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division302

Accumulation unit value:
Beginning of period	$11.71	$9.75	$13.81	$13.06	$11.96	$11.55	$11.09	N/A	N/A
End of period	$12.90	$11.71	$9.75	$13.81	$13.06	$11.96	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division410

Accumulation unit value:
Beginning of period	$21.67	$18.60	$24.10	$23.04	$20.82	$20.64	N/A	N/A	N/A
End of period	$23.37	$21.67	$18.60	$24.10	$23.04	$20.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Money Market Division347

Accumulation unit value:
Beginning of period	$10.85	$11.13	$11.19	$10.98	$10.79	$10.77	N/A	N/A	N/A
End of period	$10.56	$10.85	$11.13	$11.19	$10.98	$10.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division400

Accumulation unit value:
Beginning of period	$16.26	$13.48	$20.77	$19.79	$16.81	$16.61	N/A	N/A	N/A
End of period	$18.00	$16.26	$13.48	$20.77	$19.79	$16.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division237

Accumulation unit value:
Beginning of period	$21.65	$15.50	$27.87	$26.01	$23.50	$22.75	$21.82	N/A	N/A
End of period	$24.61	$21.65	$15.50	$27.87	$26.01	$23.50	$22.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division237

Accumulation unit value:
Beginning of period	$32.12	$22.47	$38.90	$34.10	$32.80	$29.53	$26.99	N/A	N/A
End of period	$39.98	$32.12	$22.47	$38.90	$34.10	$32.80	$29.53	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,664	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division237

Accumulation unit value:
Beginning of period	$11.40	$8.54	$14.74	$15.02	$12.85	$12.44	$11.36	N/A	N/A
End of period	$12.86	$11.40	$8.54	$14.74	$15.02	$12.85	$12.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian Global Balanced Division150

Accumulation unit value:
Beginning of period	$9.64	$8.09	$11.60	$11.04	$10.25	$9.57	$8.99	$8.56	N/A
End of period	$10.23	$9.64	$8.09	$11.60	$11.04	$10.25	$9.57	$8.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	55	55	54	N/A

JNL/Capital Guardian
Global Diversified Research Division273
Accumulation unit value:
Beginning of period	$19.67	$14.63	$26.14	$22.27	$20.21	$20.38	$17.57	N/A	N/A
End of period	$21.39	$19.67	$14.63	$26.14	$22.27	$20.21	$20.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division149
Accumulation unit value:
Beginning of period	$19.14	$14.59	$25.37	$23.76	$23.35	$22.93	$21.11	$18.92	N/A
End of period	$20.98	$19.14	$14.59	$25.37	$23.76	$23.35	$22.93	$21.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	311	318	N/A

JNL/Eagle Core Equity Division374

Accumulation unit value:
Beginning of period	$12.76	$9.80	$16.53	$16.89	$15.46	$15.10	N/A	N/A	N/A
End of period	$13.89	$12.76	$9.80	$16.53	$16.89	$15.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division198

Accumulation unit value:
Beginning of period	$17.60	$13.35	$22.24	$20.39	$17.46	$17.50	$15.14	$14.38	N/A
End of period	$23.23	$17.60	$13.35	$22.24	$20.39	$17.46	$17.50	$15.14	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	240	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division456

Accumulation unit value:
Beginning of period	$9.44	$7.30	$10.68	$10.78	$9.95	N/A	N/A	N/A	N/A
End of period	$10.34	$9.44	$7.30	$10.68	$10.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division425
Accumulation unit value:
Beginning of period	$9.58	$7.37	$11.33	$12.40	$10.83	$10.63	N/A	N/A	N/A
End of period	$11.82	$9.58	$7.37	$11.33	$12.40	$10.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division150

Accumulation unit value:
Beginning of period	$17.74	$15.97	$17.31	$16.63	$16.33	$16.35	$15.72	$15.57	N/A
End of period	$18.57	$17.74	$15.97	$17.31	$16.63	$16.33	$16.35	$15.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	918	859	861	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division425

Accumulation unit value:
Beginning of period	$10.10	$7.83	$12.59	$12.59	$11.18	$10.81	N/A	N/A	N/A
End of period	$12.23	$10.10	$7.83	$12.59	$12.59	$11.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division386

Accumulation unit value:
Beginning of period	$10.16	$7.88	$12.60	$15.24	$11.49	$10.73	N/A	N/A	N/A
End of period	$11.58	$10.16	$7.88	$12.60	$15.24	$11.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division275

Accumulation unit value:
Beginning of period	$12.44	$9.33	$16.24	$15.21	$12.75	$11.84	$9.97	N/A	N/A
End of period	$13.59	$12.44	$9.33	$16.24	$15.21	$12.75	$11.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division256

Accumulation unit value:
Beginning of period	$9.69	$8.01	$13.21	$11.73	$11.18	$10.72	$9.99	N/A	N/A
End of period	$11.07	$9.69	$8.01	$13.21	$11.73	$11.18	$10.72	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Invesco Small Cap Growth Division374

Accumulation unit value:
Beginning of period	$11.19	$8.53	$14.55	$13.43	$12.06	$11.37	N/A	N/A	N/A
End of period	$13.74	$11.19	$8.53	$14.55	$13.43	$12.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division273

Accumulation unit value:
Beginning of period	$10.53	$8.31	$15.40	$14.14	$11.01	$9.54	$7.93	N/A	N/A
End of period	$11.02	$10.53	$8.31	$15.40	$14.14	$11.01	$9.54	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/JPMorgan MidCap Growth Division150

Accumulation unit value:
Beginning of period	$16.39	$11.78	$21.80	$20.76	$19.04	$18.43	$16.07	$13.94	N/A
End of period	$20.03	$16.39	$11.78	$21.80	$20.76	$19.04	$18.43	$16.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	30	30	30	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division23
Accumulation unit value:
Beginning of period	$14.81	$14.68	$14.17	$13.69	$13.63	$13.69	$13.55	$13.76	$12.87
End of period	$15.47	$14.81	$14.68	$14.17	$13.69	$13.63	$13.69	$13.55	$13.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	56	1,672

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division150

Accumulation unit value:
Beginning of period	$14.18	$10.44	$17.58	$18.55	$16.64	$15.72	$12.96	$11.15	N/A
End of period	$16.98	$14.18	$10.44	$17.58	$18.55	$16.64	$15.72	$12.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	34	558	313	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division176

Accumulation unit value:
Beginning of period	$10.19	$6.85	$10.87	$11.50	$10.53	$11.15	$9.40	$8.25	N/A
End of period	$12.18	$10.19	$6.85	$10.87	$11.50	$10.53	$11.15	$9.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	459	523	1,879	1,356	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division150

Accumulation unit value:
Beginning of period	$11.47	$11.15	$11.05	$10.67	$10.59	$10.68	$10.60	$10.83	N/A
End of period	$11.81	$11.47	$11.15	$11.05	$10.67	$10.59	$10.68	$10.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	83	75	72	N/A

JNL/MCM Communications Sector Division444

Accumulation unit value:
Beginning of period	$4.01	$3.28	$5.59	$5.51	$4.75	N/A	N/A	N/A	N/A
End of period	$4.78	$4.01	$3.28	$5.59	$5.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division176

Accumulation unit value:
Beginning of period	$6.02	$5.34	$10.17	$10.35	$8.21	$8.94	$8.94	$8.17	N/A
End of period	$7.30	$6.02	$5.34	$10.17	$10.35	$8.21	$8.94	$8.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	515	579	1,949	1,369	N/A

JNL/MCM Dow Dividend Division501

Accumulation unit value:
Beginning of period	$5.89	$5.04	$10.23	$11.68	$11.42	N/A	N/A	N/A	N/A
End of period	$6.42	$5.89	$5.04	$10.23	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division271

Accumulation unit value:
Beginning of period	$5.99	$5.19	$10.82	$13.46	$11.66	$11.29	$10.04	N/A	N/A
End of period	$6.62	$5.99	$5.19	$10.82	$13.46	$11.66	$11.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	709	N/A	N/A

JNL/MCM Global 15 Division251

Accumulation unit value:
Beginning of period	$11.07	$8.68	$17.33	$16.03	$11.76	$10.97	$8.88	N/A	N/A
End of period	$12.35	$11.07	$8.68	$17.33	$16.03	$11.76	$10.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	470	553	555	N/A	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division271

Accumulation unit value:
Beginning of period	$9.99	$8.49	$11.37	$10.86	$10.51	$10.03	$9.61	N/A	N/A
End of period	$10.10	$9.99	$8.49	$11.37	$10.86	$10.51	$10.03	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	371	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division241

Accumulation unit value:
Beginning of period	$13.20	$10.49	$18.90	$17.60	$14.40	$13.06	$11.48	N/A	N/A
End of period	$13.71	$13.20	$10.49	$18.90	$17.60	$14.40	$13.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division346

Accumulation unit value:
Beginning of period	$9.02	$7.47	$13.35	$13.53	$11.71	$11.05	N/A	N/A	N/A
End of period	$10.27	$9.02	$7.47	$13.35	$13.53	$11.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division400

Accumulation unit value:
Beginning of period	$9.11	$6.99	$12.28	$10.60	$10.40	$10.27	N/A	N/A	N/A
End of period	$10.39	$9.11	$6.99	$12.28	$10.60	$10.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division273

Accumulation unit value:
Beginning of period	$23.55	$20.16	$33.34	$25.34	$21.56	$16.20	$14.37	N/A	N/A
End of period	$27.29	$23.55	$20.16	$33.34	$25.34	$21.56	$16.20	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	41	52	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division176

Accumulation unit value:
Beginning of period	$7.36	$6.32	$12.89	$12.62	$12.39	$9.28	$8.10	$7.55	N/A
End of period	$7.98	$7.36	$6.32	$12.89	$12.62	$12.39	$9.28	$8.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	537	641	2,123	1,481	N/A

JNL/MCM S&P 24 Division508

Accumulation unit value:
Beginning of period	$8.01	$6.93	$10.58	$10.11	$10.17	N/A	N/A	N/A	N/A
End of period	$9.08	$8.01	$6.93	$10.58	$10.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division241

Accumulation unit value:
Beginning of period	$12.25	$9.12	$15.02	$14.37	$13.47	$12.36	$11.30	N/A	N/A
End of period	$14.99	$12.25	$9.12	$15.02	$14.37	$13.47	$12.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P 500 Index Division241

Accumulation unit value:
Beginning of period	$8.71	$7.11	$11.72	$11.48	$10.26	$10.10	$9.52	N/A	N/A
End of period	$9.70	$8.71	$7.11	$11.72	$11.48	$10.26	$10.10	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division149

Accumulation unit value:
Beginning of period	$10.04	$9.84	$16.87	$19.36	$18.18	$17.15	$15.66	$12.72	N/A
End of period	$11.25	$10.04	$9.84	$16.87	$19.36	$18.18	$17.15	$15.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	294	339	2,050	1,725	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division150

Accumulation unit value:
Beginning of period	$10.96	$8.85	$13.98	$14.68	$12.84	$12.66	$11.09	$8.85	N/A
End of period	$13.47	$10.96	$8.85	$13.98	$14.68	$12.84	$12.66	$11.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	44	44	371	N/A

JNL/MCM Technology Sector Division273

Accumulation unit value:
Beginning of period	$5.53	$3.47	$6.30	$5.65	$5.31	$5.33	$4.74	N/A	N/A
End of period	$6.03	$5.53	$3.47	$6.30	$5.65	$5.31	$5.33	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Value Line 30 Division348

Accumulation unit value:
Beginning of period	$9.79	$8.77	$17.16	$14.76	$15.39	$12.32	N/A	N/A	N/A
End of period	$11.66	$9.79	$8.77	$17.16	$14.76	$15.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division360

Accumulation unit value:
Beginning of period	$9.31	$7.72	$13.87	$12.87	$11.80	$10.59	N/A	N/A	N/A
End of period	$10.44	$9.31	$7.72	$13.87	$12.87	$11.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division150

Accumulation unit value:
Beginning of period	$10.96	$8.08	$14.05	$13.58	$11.93	$10.78	$9.40	$7.58	N/A
End of period	$12.30	$10.96	$8.08	$14.05	$13.58	$11.93	$10.78	$9.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	48	836	54	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division23

Accumulation unit value:
Beginning of period	$14.74	$13.12	$13.43	$12.76	$12.67	$12.73	$12.54	$12.30	$11.83
End of period	$15.42	$14.74	$13.12	$13.43	$12.76	$12.67	$12.73	$12.54	$12.30
Accumulation units outstanding at the end of period	-	-	-	-	-	43	39	38	216

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.71	$8.22	$12.21	$12.69	$11.80	$11.93	$11.63	N/A	N/A
End of period	$13.17	$11.71	$8.22	$12.21	$12.69	$11.80	$11.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	46	42	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division150

Accumulation unit value:
Beginning of period	$12.96	$9.21	$17.93	$19.54	$17.77	$17.41	$16.30	$14.79	N/A
End of period	$14.80	$12.96	$9.21	$17.93	$19.54	$17.77	$17.41	$16.30	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	51	496	49	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division198

Accumulation unit value:
Beginning of period	$11.01	$8.63	$14.58	$13.73	$12.21	$11.57	$10.57	$10.14	N/A
End of period	$12.54	$11.01	$8.63	$14.58	$13.73	$12.21	$11.57	$10.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	689	1,702	N/A

JNL/S&P Managed Conservative Division348

Accumulation unit value:
Beginning of period	$10.43	$9.45	$11.26	$10.89	$10.38	$10.17	N/A	N/A	N/A
End of period	$11.03	$10.43	$9.45	$11.26	$10.89	$10.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division256

Accumulation unit value:
Beginning of period	$11.34	$9.10	$14.47	$13.69	$12.32	$11.79	$10.67	N/A	N/A
End of period	$12.81	$11.34	$9.10	$14.47	$13.69	$12.32	$11.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division348

Accumulation unit value:
Beginning of period	$10.65	$9.22	$12.04	$11.49	$10.70	$10.33	N/A	N/A	N/A
End of period	$11.53	$10.65	$9.22	$12.04	$11.49	$10.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division166

Accumulation unit value:
Beginning of period	$11.65	$9.70	$13.75	$13.01	$11.92	$11.51	$10.80	$9.85	N/A
End of period	$12.82	$11.65	$9.70	$13.75	$13.01	$11.92	$11.51	$10.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,313	1,570	1,238	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division23

Accumulation unit value:
Beginning of period	$21.51	$18.47	$23.95	$22.91	$20.71	$20.22	$18.74	$15.85	$17.18
End of period	$23.19	$21.51	$18.47	$23.95	$22.91	$20.71	$20.22	$18.74	$15.85
Accumulation units outstanding at the end of period	-	-	-	-	-	806	1,205	1,228	-

JNL/Select Money Market Division346

Accumulation unit value:
Beginning of period	$10.77	$11.06	$11.12	$10.92	$10.73	$10.72	N/A	N/A	N/A
End of period	$10.48	$10.77	$11.06	$11.12	$10.92	$10.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A
JNL/Select Value Division273

Accumulation unit value:
Beginning of period	$16.20	$13.43	$20.72	$19.75	$16.79	$15.95	$14.37	N/A	N/A
End of period	$17.92	$16.20	$13.43	$20.72	$19.75	$16.79	$15.95	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division150

Accumulation unit value:
Beginning of period	$21.48	$15.38	$27.67	$25.83	$23.35	$22.62	$21.19	$18.83	N/A
End of period	$24.40	$21.48	$15.38	$27.67	$25.83	$23.35	$22.62	$21.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	24	24	23	N/A

JNL/T.Rowe Price Mid-Cap Growth Division149

Accumulation unit value:
Beginning of period	$31.89	$22.32	$38.66	$33.90	$32.63	$29.39	$25.60	$22.38	N/A
End of period	$39.67	$31.89	$22.32	$38.66	$33.90	$32.63	$29.39	$25.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	18	566	755	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division150

Accumulation unit value:
Beginning of period	$11.34	$8.51	$14.69	$14.97	$12.82	$12.41	$11.07	$9.48	N/A
End of period	$12.79	$11.34	$8.51	$14.69	$14.97	$12.82	$12.41	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	44	1,322	375	N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division115

Accumulation unit value:
Beginning of period	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	$8.04	N/A
End of period	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22	$9.55	$8.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,990	3,816	4,422	2,021	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division131

Accumulation unit value:
Beginning of period	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	$12.63	N/A
End of period	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38	$15.30	$14.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,484	3,065	3,338	505	N/A

JNL/Eagle SmallCap Equity Division174

Accumulation unit value:
Beginning of period	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	$13.91	N/A
End of period	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37	$17.43	$15.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	361	377	310	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division391
Accumulation unit value:
Beginning of period	$9.55	$7.35	$11.31	$12.39	$10.83	$10.59	N/A	N/A	N/A
End of period	$11.78	$9.55	$7.35	$11.31	$12.39	$10.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division115

Accumulation unit value:
Beginning of period	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	$14.55	N/A
End of period	$18.42	$17.61	$15.86	$17.20	$16.54	$16.24	$16.28	$15.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,709	13,034	14,372	11,697	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division391

Accumulation unit value:
Beginning of period	$10.08	$7.81	$12.58	$12.58	$11.18	$10.85	N/A	N/A	N/A
End of period	$12.19	$10.08	$7.81	$12.58	$12.58	$11.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division386

Accumulation unit value:
Beginning of period	$10.14	$7.87	$12.59	$15.23	$11.48	$10.73	N/A	N/A	N/A
End of period	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	462	N/A	N/A	N/A

JNL/Invesco International Growth Division131

Accumulation unit value:
Beginning of period	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	$8.32	N/A
End of period	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68	$11.78	$10.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	897	900	900	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division131

Accumulation unit value:
Beginning of period	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70	$10.00	$8.36	N/A
End of period	$11.02	$9.65	$7.98	$13.17	$11.70	$11.16	$10.70	$10.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	867	1,613	2,417	1,484	N/A

JNL/Invesco Small Cap Growth Division168

Accumulation unit value:
Beginning of period	$11.14	$8.50	$14.50	$13.39	$12.03	$11.41	$10.98	$9.42	N/A
End of period	$13.67	$11.14	$8.50	$14.50	$13.39	$12.03	$11.41	$10.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	234	1,792	1,813	1,536	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division174

Accumulation unit value:
Beginning of period	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	$6.66	N/A
End of period	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97	$9.51	$7.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,220	1,278	648	N/A

JNL/JPMorgan MidCap Growth Division174

Accumulation unit value:
Beginning of period	$16.28	$11.71	$21.68	$20.65	$18.95	$18.36	$16.00	$14.62	N/A
End of period	$19.88	$16.28	$11.71	$21.68	$20.65	$18.95	$18.36	$16.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	343	358	295	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division115
Accumulation unit value:
Beginning of period	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62	$13.48	$13.68	N/A
End of period	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55	$13.62	$13.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,181	7,073	7,409	4,950	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Lazard Mid Cap Equity Division115

Accumulation unit value:
Beginning of period	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	$10.01	N/A
End of period	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58	$15.67	$12.92	N/A
Accumulation units outstanding at the end of period	-	-	-	-	361	1,528	2,498	2,308	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division159

Accumulation unit value:
Beginning of period	$10.14	$6.82	$10.83	$11.46	$10.50	$11.12	$9.38	$7.59	N/A
End of period	$12.11	$10.14	$6.82	$10.83	$11.46	$10.50	$11.12	$9.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,716	1,894	8,526	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division115

Accumulation unit value:
Beginning of period	$11.42	$11.11	$11.01	$10.64	$10.56	$10.66	$10.58	$10.57	N/A
End of period	$11.76	$11.42	$11.11	$11.01	$10.64	$10.56	$10.66	$10.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,460	6,199	7,821	1,859	N/A

JNL/MCM Communications Sector Division444

Accumulation unit value:
Beginning of period	$3.99	$3.27	$5.57	$5.49	$4.74	N/A	N/A	N/A	N/A
End of period	$4.76	$3.99	$3.27	$5.57	$5.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division159

Accumulation unit value:
Beginning of period	$5.99	$5.31	$10.12	$10.31	$8.18	$8.92	$8.92	$7.67	N/A
End of period	$7.26	$5.99	$5.31	$10.12	$10.31	$8.18	$8.92	$8.92	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,194	2,306	8,842	N/A

JNL/MCM Dow Dividend Division501

Accumulation unit value:
Beginning of period	$5.88	$5.03	$10.22	$11.68	$11.42	N/A	N/A	N/A	N/A
End of period	$6.41	$5.88	$5.03	$10.22	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division303

Accumulation unit value:
Beginning of period	$5.96	$5.17	$10.77	$13.41	$11.62	$11.26	$10.76	N/A	N/A
End of period	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62	$11.26	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,480	1,639	N/A	N/A

JNL/MCM Global 15 Division159

Accumulation unit value:
Beginning of period	$11.01	$8.64	$17.26	$15.98	$11.72	$10.94	$8.78	$7.67	N/A
End of period	$12.28	$11.01	$8.64	$17.26	$15.98	$11.72	$10.94	$8.78	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,616	1,914	8,230	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division403

Accumulation unit value:
Beginning of period	$9.94	$8.45	$11.32	$10.82	$10.47	$10.47	N/A	N/A	N/A
End of period	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division115

Accumulation unit value:
Beginning of period	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05	$11.23	$7.86	N/A
End of period	$13.66	$13.15	$10.46	$18.84	$17.56	$14.38	$13.05	$11.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,976	7,158	9,322	3,472	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division392

Accumulation unit value:
Beginning of period	$8.99	$7.45	$13.33	$13.52	$11.70	$11.00	N/A	N/A	N/A
End of period	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,961	1,772	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division398

Accumulation unit value:
Beginning of period	$9.09	$6.97	$12.26	$10.59	$10.39	$10.40	N/A	N/A	N/A
End of period	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division275

Accumulation unit value:
Beginning of period	$23.42	$20.06	$33.20	$25.24	$21.49	$16.15	$14.07	N/A	N/A
End of period	$27.13	$23.42	$20.06	$33.20	$25.24	$21.49	$16.15	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,319	1,697	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division135

Accumulation unit value:
Beginning of period	$7.32	$6.29	$12.84	$12.57	$12.35	$9.25	$8.09	$7.29	N/A
End of period	$7.93	$7.32	$6.29	$12.84	$12.57	$12.35	$9.25	$8.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,349	5,808	10,395	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division161

Accumulation unit value:
Beginning of period	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	$9.39	N/A
End of period	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44	$12.34	$10.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,993	4,310	6,174	1,942	N/A

JNL/MCM S&P 500 Index Division131

Accumulation unit value:
Beginning of period	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	$7.85	N/A
End of period	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24	$10.09	$9.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,093	25,881	27,315	15,509	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division135

Accumulation unit value:
Beginning of period	$9.99	$9.79	$16.80	$19.29	$18.12	$17.11	$15.63	$11.76	N/A
End of period	$11.19	$9.99	$9.79	$16.80	$19.29	$18.12	$17.11	$15.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,050	2,576	5,750	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division161

Accumulation unit value:
Beginning of period	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	$9.20	N/A
End of period	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82	$12.65	$11.08	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,953	4,365	5,728	1,710	N/A

JNL/MCM Technology Sector Division428

Accumulation unit value:
Beginning of period	$5.50	$3.45	$6.27	$5.63	$5.29	$5.29	N/A	N/A	N/A
End of period	$5.99	$5.50	$3.45	$6.27	$5.63	$5.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	501	N/A	N/A	N/A

JNL/MCM Value Line 30 Division303

Accumulation unit value:
Beginning of period	$9.76	$8.76	$17.13	$14.75	$15.38	$11.39	$10.53	N/A	N/A
End of period	$11.63	$9.76	$8.76	$17.13	$14.75	$15.38	$11.39	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,251	3,348	N/A	N/A

JNL/MCM VIP Division359

Accumulation unit value:
Beginning of period	$9.28	$7.70	$13.85	$12.86	$11.79	$10.36	N/A	N/A	N/A
End of period	$10.41	$9.28	$7.70	$13.85	$12.86	$11.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division115

Accumulation unit value:
Beginning of period	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77	$9.39	$6.46	N/A
End of period	$12.26	$10.92	$8.05	$14.01	$13.55	$11.91	$10.77	$9.39	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	14,592	14,027	8,808	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division115

Accumulation unit value:
Beginning of period	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	$12.38	N/A
End of period	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63	$12.69	$12.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	5,504	23,728	25,650	23,069	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89	$11.59	N/A	N/A
End of period	$13.09	$11.64	$8.18	$12.15	$12.63	$11.76	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,210	21,135	22,737	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division131

Accumulation unit value:
Beginning of period	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	$13.55	N/A
End of period	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67	$17.32	$16.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	519	1,474	1,501	941	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division364

Accumulation unit value:
Beginning of period	$10.41	$9.43	$11.24	$10.88	$10.37	$10.13	N/A	N/A	N/A
End of period	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,065	N/A	N/A	N/A

JNL/S&P Managed Growth Division132

Accumulation unit value:
Beginning of period	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	$9.49	N/A
End of period	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28	$11.75	$10.85	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	57,052	61,597	15,581	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division115

Accumulation unit value:
Beginning of period	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	$9.30	N/A
End of period	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87	$11.47	$10.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	41,870	49,410	1,691	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division115

Accumulation unit value:
Beginning of period	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	$15.41	N/A
End of period	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60	$20.12	$18.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,717	6,385	6,809	1,768	N/A

JNL/Select Money Market Division172

Accumulation unit value:
Beginning of period	$10.70	$10.98	$11.05	$10.85	$10.68	$10.69	$10.91	$11.01	N/A
End of period	$10.40	$10.70	$10.98	$11.05	$10.85	$10.68	$10.69	$10.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,060	6,741	7,187	3,724	N/A

JNL/Select Value Division140

Accumulation unit value:
Beginning of period	$16.15	$13.39	$20.66	$19.71	$16.76	$15.93	$14.28	$12.05	N/A
End of period	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76	$15.93	$14.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,848	3,290	1,805	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division178

Accumulation unit value:
Beginning of period	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53	$21.09	$19.63	N/A
End of period	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25	$22.53	$21.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,249	1,303	1,504	268	N/A

JNL/T.Rowe Price Mid-Cap Growth Division115

Accumulation unit value:
Beginning of period	$31.66	$22.17	$38.41	$33.71	$32.46	$29.25	$25.49	$18.79	N/A
End of period	$39.38	$31.66	$22.17	$38.41	$33.71	$32.46	$29.25	$25.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,154	1,771	2,060	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division115

Accumulation unit value:
Beginning of period	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	$8.24	N/A
End of period	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78	$12.38	$11.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,446	3,756	4,629	2,554	N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division137

Accumulation unit value:
Beginning of period	$9.56	$8.03	$11.52	$10.98	$10.19	$9.53	$8.96	$8.44	N/A
End of period	$10.12	$9.56	$8.03	$11.52	$10.98	$10.19	$9.53	$8.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	146	147	145	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division389
Accumulation unit value:
Beginning of period	$18.86	$14.39	$25.05	$23.49	$23.10	$22.10	N/A	N/A	N/A
End of period	$20.65	$18.86	$14.39	$25.05	$23.49	$23.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Eagle Core Equity Division244

Accumulation unit value:
Beginning of period	$12.60	$9.68	$16.34	$16.72	$15.31	$15.24	$14.89	N/A	N/A
End of period	$13.69	$12.60	$9.68	$16.34	$16.72	$15.31	$15.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity Division267

Accumulation unit value:
Beginning of period	$17.37	$13.19	$21.99	$20.18	$17.29	$17.35	$15.76	N/A	N/A
End of period	$22.89	$17.37	$13.19	$21.99	$20.18	$17.29	$17.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division406
Accumulation unit value:
Beginning of period	$9.59	$7.38	$11.35	$12.42	$10.83	$10.84	N/A	N/A	N/A
End of period	$11.82	$9.59	$7.38	$11.35	$12.42	$10.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division137

Accumulation unit value:
Beginning of period	$17.47	$15.75	$17.08	$16.44	$16.16	$16.20	$15.59	$15.32	N/A
End of period	$18.28	$17.47	$15.75	$17.08	$16.44	$16.16	$16.20	$15.59	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	342	342	343	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division389

Accumulation unit value:
Beginning of period	$10.06	$7.80	$12.56	$12.57	$11.18	$10.71	N/A	N/A	N/A
End of period	$12.16	$10.06	$7.80	$12.56	$12.57	$11.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division385

Accumulation unit value:
Beginning of period	$10.12	$7.85	$12.57	$15.22	$11.48	$10.82	N/A	N/A	N/A
End of period	$11.52	$10.12	$7.85	$12.57	$15.22	$11.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division334

Accumulation unit value:
Beginning of period	$12.25	$9.20	$16.03	$15.03	$12.61	$11.32	N/A	N/A	N/A
End of period	$13.37	$12.25	$9.20	$16.03	$15.03	$12.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division161

Accumulation unit value:
Beginning of period	$9.61	$7.95	$13.13	$11.67	$11.13	$10.68	$9.99	$8.89	N/A
End of period	$10.96	$9.61	$7.95	$13.13	$11.67	$11.13	$10.68	$9.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,080	1,080	1,080	N/A

JNL/Invesco Small Cap Growth Division161

Accumulation unit value:
Beginning of period	$11.10	$8.47	$14.46	$13.36	$12.01	$11.39	$10.97	$9.53	N/A
End of period	$13.61	$11.10	$8.47	$14.46	$13.36	$12.01	$11.39	$10.97	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	503	503	503	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division161

Accumulation unit value:
Beginning of period	$10.41	$8.22	$15.25	$14.01	$10.92	$9.48	$7.96	$6.34	N/A
End of period	$10.88	$10.41	$8.22	$15.25	$14.01	$10.92	$9.48	$7.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	756	756	756	N/A

JNL/JPMorgan MidCap Growth Division406

Accumulation unit value:
Beginning of period	$16.23	$11.68	$21.62	$20.58	$18.85	$18.89	N/A	N/A	N/A
End of period	$19.82	$16.23	$11.68	$21.62	$20.58	$18.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division137
Accumulation unit value:
Beginning of period	$14.60	$14.48	$13.99	$13.53	$13.48	$13.55	$13.43	$14.04	N/A
End of period	$15.23	$14.60	$14.48	$13.99	$13.53	$13.48	$13.55	$13.43	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,099	1,099	1,099	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division137

Accumulation unit value:
Beginning of period	$14.01	$10.33	$17.41	$18.39	$16.52	$15.62	$12.88	$10.85	N/A
End of period	$16.76	$14.01	$10.33	$17.41	$18.39	$16.52	$15.62	$12.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	456	472	472	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division195

Accumulation unit value:
Beginning of period	$10.09	$6.79	$10.78	$11.42	$10.46	$11.09	$9.36	$8.80	N/A
End of period	$12.04	$10.09	$6.79	$10.78	$11.42	$10.46	$11.09	$9.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	8,949	8,704	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division137

Accumulation unit value:
Beginning of period	$11.37	$11.07	$10.98	$10.62	$10.54	$10.64	$10.57	$10.79	N/A
End of period	$11.70	$11.37	$11.07	$10.98	$10.62	$10.54	$10.64	$10.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	163	155	153	N/A

JNL/MCM Communications Sector Division444

Accumulation unit value:
Beginning of period	$3.97	$3.25	$5.55	$5.47	$4.72	N/A	N/A	N/A	N/A
End of period	$4.73	$3.97	$3.25	$5.55	$5.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division266

Accumulation unit value:
Beginning of period	$5.95	$5.29	$10.08	$10.27	$8.15	$8.89	$8.39	N/A	N/A
End of period	$7.21	$5.95	$5.29	$10.08	$10.27	$8.15	$8.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,770	N/A	N/A

JNL/MCM Dow Dividend Division501

Accumulation unit value:
Beginning of period	$5.87	$5.02	$10.21	$11.67	$11.41	N/A	N/A	N/A	N/A
End of period	$6.39	$5.87	$5.02	$10.21	$11.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division161

Accumulation unit value:
Beginning of period	$10.95	$8.60	$17.19	$15.92	$11.69	$10.91	$8.76	$7.49	N/A
End of period	$12.21	$10.95	$8.60	$17.19	$15.92	$11.69	$10.91	$8.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	642	2,059	642	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division270

Accumulation unit value:
Beginning of period	$9.89	$8.41	$11.27	$10.78	$10.44	$9.98	$9.86	N/A	N/A
End of period	$9.99	$9.89	$8.41	$11.27	$10.78	$10.44	$9.98	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division137

Accumulation unit value:
Beginning of period	$13.10	$10.43	$18.79	$17.52	$14.35	$13.03	$11.22	$8.75	N/A
End of period	$13.60	$13.10	$10.43	$18.79	$17.52	$14.35	$13.03	$11.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	116	122	127	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division331

Accumulation unit value:
Beginning of period	$8.97	$7.43	$13.31	$13.50	$11.69	$10.49	N/A	N/A	N/A
End of period	$10.21	$8.97	$7.43	$13.31	$13.50	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division389

Accumulation unit value:
Beginning of period	$9.07	$6.96	$12.24	$10.57	$10.39	$9.90	N/A	N/A	N/A
End of period	$10.33	$9.07	$6.96	$12.24	$10.57	$10.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division270

Accumulation unit value:
Beginning of period	$23.30	$19.96	$33.05	$25.14	$21.42	$16.11	$14.19	N/A	N/A
End of period	$26.97	$23.30	$19.96	$33.05	$25.14	$21.42	$16.11	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division244

Accumulation unit value:
Beginning of period	$7.28	$6.26	$12.78	$12.52	$12.31	$9.23	$8.35	N/A	N/A
End of period	$7.88	$7.28	$6.26	$12.78	$12.52	$12.31	$9.23	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,681	N/A	N/A
JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division173

Accumulation unit value:
Beginning of period	$12.15	$9.06	$14.93	$14.30	$13.41	$12.32	$10.95	$9.70	N/A
End of period	$14.86	$12.15	$9.06	$14.93	$14.30	$13.41	$12.32	$10.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	79	103	104	N/A

JNL/MCM S&P 500 Index Division181

Accumulation unit value:
Beginning of period	$8.64	$7.06	$11.65	$11.43	$10.22	$10.07	$9.41	$8.70	N/A
End of period	$9.61	$8.64	$7.06	$11.65	$11.43	$10.22	$10.07	$9.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	101	98	98	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division266

Accumulation unit value:
Beginning of period	$9.93	$9.74	$16.72	$19.22	$18.06	$17.06	$15.39	N/A	N/A
End of period	$11.12	$9.93	$9.74	$16.72	$19.22	$18.06	$17.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	932	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division173

Accumulation unit value:
Beginning of period	$10.88	$8.79	$13.90	$14.61	$12.79	$12.63	$11.07	$9.70	N/A
End of period	$13.36	$10.88	$8.79	$13.90	$14.61	$12.79	$12.63	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	82	121	122	N/A

JNL/MCM Technology Sector Division428

Accumulation unit value:
Beginning of period	$5.47	$3.43	$6.24	$5.61	$5.28	$5.28	N/A	N/A	N/A
End of period	$5.96	$5.47	$3.43	$6.24	$5.61	$5.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division342

Accumulation unit value:
Beginning of period	$9.74	$8.74	$17.11	$14.73	$15.37	$12.13	N/A	N/A	N/A
End of period	$11.59	$9.74	$8.74	$17.11	$14.73	$15.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division331

Accumulation unit value:
Beginning of period	$9.26	$7.69	$13.82	$12.84	$11.78	$10.72	N/A	N/A	N/A
End of period	$10.38	$9.26	$7.69	$13.82	$12.84	$11.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division137

Accumulation unit value:
Beginning of period	$10.86	$8.02	$13.95	$13.50	$11.89	$10.75	$9.38	$7.18	N/A
End of period	$12.18	$10.86	$8.02	$13.95	$13.50	$11.89	$10.75	$9.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	821	877	880	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division100

Accumulation unit value:
Beginning of period	$14.57	$12.99	$13.31	$12.65	$12.58	$12.65	$12.46	$12.28	N/A
End of period	$15.23	$14.57	$12.99	$13.31	$12.65	$12.58	$12.65	$12.46	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	914	1,315	1,314	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.62	$8.17	$12.13	$12.59	$11.71	$11.85	$11.56	N/A	N/A
End of period	$13.06	$11.62	$8.17	$12.13	$12.59	$11.71	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	85	150	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division161

Accumulation unit value:
Beginning of period	$12.77	$9.09	$17.71	$19.31	$17.58	$17.24	$16.16	$14.54	N/A
End of period	$14.58	$12.77	$9.09	$17.71	$19.31	$17.58	$17.24	$16.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	331	331	331	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division98

Accumulation unit value:
Beginning of period	$10.88	$8.54	$14.45	$13.62	$12.12	$11.50	$10.51	$8.48	N/A
End of period	$12.38	$10.88	$8.54	$14.45	$13.62	$12.12	$11.50	$10.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	33,795	-	N/A

JNL/S&P Managed Conservative Division348

Accumulation unit value:
Beginning of period	$10.38	$9.41	$11.22	$10.86	$10.36	$10.17	N/A	N/A	N/A
End of period	$10.96	$10.38	$9.41	$11.22	$10.86	$10.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division261

Accumulation unit value:
Beginning of period	$11.21	$9.00	$14.33	$13.57	$12.23	$11.71	$10.95	N/A	N/A
End of period	$12.65	$11.21	$9.00	$14.33	$13.57	$12.23	$11.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division348

Accumulation unit value:
Beginning of period	$10.59	$9.18	$12.00	$11.46	$10.68	$10.33	N/A	N/A	N/A
End of period	$11.46	$10.59	$9.18	$12.00	$11.46	$10.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division173

Accumulation unit value:
Beginning of period	$11.51	$9.59	$13.61	$12.89	$11.83	$11.43	$10.74	$9.98	N/A
End of period	$12.66	$11.51	$9.59	$13.61	$12.89	$11.83	$11.43	$10.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	8,752	114	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division137

Accumulation unit value:
Beginning of period	$21.20	$18.22	$23.65	$22.64	$20.50	$20.03	$18.58	$16.72	N/A
End of period	$22.83	$21.20	$18.22	$23.65	$22.64	$20.50	$20.03	$18.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	95	93	95	N/A

JNL/Select Money Market Division406

Accumulation unit value:
Beginning of period	$10.61	$10.90	$10.97	$10.78	$10.61	$10.60	N/A	N/A	N/A
End of period	$10.31	$10.61	$10.90	$10.97	$10.78	$10.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Select Value Division137

Accumulation unit value:
Beginning of period	$16.09	$13.35	$20.61	$19.67	$16.73	$15.92	$14.27	$11.84	N/A
End of period	$17.78	$16.09	$13.35	$20.61	$19.67	$16.73	$15.92	$14.27	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,212	1,212	1,212	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division137

Accumulation unit value:
Beginning of period	$21.19	$15.19	$27.35	$25.56	$23.13	$22.43	$21.00	$18.07	N/A
End of period	$24.05	$21.19	$15.19	$27.35	$25.56	$23.13	$22.43	$21.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	87	87	86	N/A

JNL/T.Rowe Price Mid-Cap Growth Division137

Accumulation unit value:
Beginning of period	$31.43	$22.02	$38.17	$33.51	$32.29	$29.11	$25.38	$20.98	N/A
End of period	$39.05	$31.43	$22.02	$38.17	$33.51	$32.29	$29.11	$25.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	484	486	488	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division137

Accumulation unit value:
Beginning of period	$11.24	$8.43	$14.58	$14.87	$12.75	$12.36	$11.03	$9.19	N/A
End of period	$12.66	$11.24	$8.43	$14.58	$14.87	$12.75	$12.36	$11.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	123	161	165	N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division169

Accumulation unit value:
Beginning of period	$9.51	$7.99	$11.47	$10.94	$10.16	$9.50	$8.94	$8.32	N/A
End of period	$10.07	$9.51	$7.99	$11.47	$10.94	$10.16	$9.50	$8.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	247	265	274	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division245

Accumulation unit value:
Beginning of period	$12.51	$9.63	$16.25	$16.64	$15.24	$15.18	$14.81	N/A	N/A
End of period	$13.60	$12.51	$9.63	$16.25	$16.64	$15.24	$15.18	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/Eagle SmallCap Equity Division133

Accumulation unit value:
Beginning of period	$17.25	$13.11	$21.86	$20.08	$17.21	$17.28	$14.98	$11.80	N/A
End of period	$22.73	$17.25	$13.11	$21.86	$20.08	$17.21	$17.28	$14.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,702	4,126	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division388
Accumulation unit value:
Beginning of period	$9.51	$7.33	$11.28	$12.37	$10.82	$10.47	N/A	N/A	N/A
End of period	$11.72	$9.51	$7.33	$11.28	$12.37	$10.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division169

Accumulation unit value:
Beginning of period	$17.35	$15.64	$16.98	$16.34	$16.07	$16.12	$15.52	$14.85	N/A
End of period	$18.14	$17.35	$15.64	$16.98	$16.34	$16.07	$16.12	$15.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	99	99	3,703	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division405

Accumulation unit value:
Beginning of period	$10.09	$7.84	$12.55	$15.21	$11.48	$10.95	N/A	N/A	N/A
End of period	$11.49	$10.09	$7.84	$12.55	$15.21	$11.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco International Growth Division133

Accumulation unit value:
Beginning of period	$12.16	$9.14	$15.93	$14.94	$12.55	$11.67	$10.32	$8.48	N/A
End of period	$13.27	$12.16	$9.14	$15.93	$14.94	$12.55	$11.67	$10.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,132	1,200	1,109	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division427

Accumulation unit value:
Beginning of period	$9.59	$7.94	$13.12	$11.67	$11.12	$11.23	N/A	N/A	N/A
End of period	$10.93	$9.59	$7.94	$13.12	$11.67	$11.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division332

Accumulation unit value:
Beginning of period	$11.05	$8.44	$14.41	$13.32	$11.98	$10.76	N/A	N/A	N/A
End of period	$13.55	$11.05	$8.44	$14.41	$13.32	$11.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division332

Accumulation unit value:
Beginning of period	$10.34	$8.18	$15.17	$13.95	$10.88	$9.22	N/A	N/A	N/A
End of period	$10.81	$10.34	$8.18	$15.17	$13.95	$10.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division169

Accumulation unit value:
Beginning of period	$16.04	$11.55	$21.41	$20.41	$18.75	$18.18	$15.86	$13.83	N/A
End of period	$19.57	$16.04	$11.55	$21.41	$20.41	$18.75	$18.18	$15.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	135	149	156	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division169
Accumulation unit value:
Beginning of period	$14.49	$14.38	$13.90	$13.45	$13.41	$13.49	$13.37	$13.24	N/A
End of period	$15.11	$14.49	$14.38	$13.90	$13.45	$13.41	$13.49	$13.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	176	174	180	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division169

Accumulation unit value:
Beginning of period	$13.93	$10.27	$17.32	$18.31	$16.45	$15.56	$12.85	$11.45	N/A
End of period	$16.66	$13.93	$10.27	$17.32	$18.31	$16.45	$15.56	$12.85	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	4,237	4,724	195	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division116

Accumulation unit value:
Beginning of period	$10.03	$6.75	$10.73	$11.37	$10.43	$11.06	$9.34	$6.69	N/A
End of period	$11.98	$10.03	$6.75	$10.73	$11.37	$10.43	$11.06	$9.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	9,990	10,112	11,087	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division116

Accumulation unit value:
Beginning of period	$11.33	$11.03	$10.95	$10.59	$10.52	$10.63	$10.56	$10.56	N/A
End of period	$11.65	$11.33	$11.03	$10.95	$10.59	$10.52	$10.63	$10.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,820	16,545	24,036	15,066	N/A

JNL/MCM Communications Sector Division444

Accumulation unit value:
Beginning of period	$3.95	$3.24	$5.52	$5.45	$4.71	N/A	N/A	N/A	N/A
End of period	$4.70	$3.95	$3.24	$5.52	$5.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A
JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division116

Accumulation unit value:
Beginning of period	$5.92	$5.26	$10.04	$10.23	$8.13	$8.87	$8.87	$6.57	N/A
End of period	$7.17	$5.92	$5.26	$10.04	$10.23	$8.13	$8.87	$8.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	13,045	12,338	18,184	N/A

JNL/MCM Dow Dividend Division501

Accumulation unit value:
Beginning of period	$5.86	$5.02	$10.20	$11.66	$11.41	N/A	N/A	N/A	N/A
End of period	$6.38	$5.86	$5.02	$10.20	$11.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division116

Accumulation unit value:
Beginning of period	$10.90	$8.56	$17.11	$15.86	$11.65	$10.88	$8.74	$6.06	N/A
End of period	$12.14	$10.90	$8.56	$17.11	$15.86	$11.65	$10.88	$8.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	9,834	11,194	11,130	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division427

Accumulation unit value:
Beginning of period	$9.85	$8.38	$11.23	$10.76	$10.40	$10.40	N/A	N/A	N/A
End of period	$9.94	$9.85	$8.38	$11.23	$10.76	$10.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division116

Accumulation unit value:
Beginning of period	$13.04	$10.39	$18.73	$17.47	$14.32	$13.01	$11.21	$7.93	N/A
End of period	$13.53	$13.04	$10.39	$18.73	$17.47	$14.32	$13.01	$11.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,648	22,924	27,894	20,921	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM JNL 5 Division348

Accumulation unit value:
Beginning of period	$8.95	$7.42	$13.29	$13.49	$11.69	$10.88	N/A	N/A	N/A
End of period	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division491

Accumulation unit value:
Beginning of period	$8.22	$6.14	$11.72	$10.63	$9.73	N/A	N/A	N/A	N/A
End of period	$9.07	$8.22	$6.14	$11.72	$10.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division303

Accumulation unit value:
Beginning of period	$23.18	$19.87	$32.92	$25.05	$21.35	$16.07	$15.67	N/A	N/A
End of period	$26.82	$23.18	$19.87	$32.92	$25.05	$21.35	$16.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,800	4,235	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 10 Division116

Accumulation unit value:
Beginning of period	$7.24	$6.23	$12.73	$12.47	$12.27	$9.20	$8.05	$6.87	N/A
End of period	$7.84	$7.24	$6.23	$12.73	$12.47	$12.27	$9.20	$8.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	8,981	12,424	12,064	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division116

Accumulation unit value:
Beginning of period	$12.10	$9.03	$14.89	$14.27	$13.39	$12.31	$10.94	$8.06	N/A
End of period	$14.79	$12.10	$9.03	$14.89	$14.27	$13.39	$12.31	$10.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,684	22,807	27,991	20,571	N/A

JNL/MCM S&P 500 Index Division116

Accumulation unit value:
Beginning of period	$8.61	$7.04	$11.61	$11.40	$10.20	$10.06	$9.41	$7.53	N/A
End of period	$9.57	$8.61	$7.04	$11.61	$11.40	$10.20	$10.06	$9.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,006	25,607	31,768	23,332	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division116

Accumulation unit value:
Beginning of period	$9.88	$9.70	$16.65	$19.15	$18.00	$17.01	$15.56	$10.86	N/A
End of period	$11.06	$9.88	$9.70	$16.65	$19.15	$18.00	$17.01	$15.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	6,556	7,572	6,930	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Small Cap Index Division116

Accumulation unit value:
Beginning of period	$10.84	$8.76	$13.86	$14.57	$12.77	$12.61	$11.06	$7.57	N/A
End of period	$13.30	$10.84	$8.76	$13.86	$14.57	$12.77	$12.61	$11.06	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,663	23,516	28,579	21,341	N/A

JNL/MCM Technology Sector Division428

Accumulation unit value:
Beginning of period	$5.44	$3.42	$6.22	$5.59	$5.26	$5.26	N/A	N/A	N/A
End of period	$5.92	$5.44	$3.42	$6.22	$5.59	$5.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM Value Line 30 Division412

Accumulation unit value:
Beginning of period	$9.71	$8.72	$17.08	$14.71	$15.36	$13.60	N/A	N/A	N/A
End of period	$11.55	$9.71	$8.72	$17.08	$14.71	$15.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MCM VIP Division348

Accumulation unit value:
Beginning of period	$9.24	$7.67	$13.80	$12.83	$11.77	$11.00	N/A	N/A	N/A
End of period	$10.35	$9.24	$7.67	$13.80	$12.83	$11.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division169

Accumulation unit value:
Beginning of period	$10.83	$7.99	$13.91	$13.47	$11.86	$10.73	$9.37	$7.65	N/A
End of period	$12.13	$10.83	$7.99	$13.91	$13.47	$11.86	$10.73	$9.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	218	248	270	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division139

Accumulation unit value:
Beginning of period	$14.48	$12.91	$13.24	$12.60	$12.53	$12.61	$12.42	$12.66	N/A
End of period	$15.14	$14.48	$12.91	$13.24	$12.60	$12.53	$12.61	$12.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	668	688	5,028	N/A

JNL/PPM America High Yield Bond Division280

Accumulation unit value:
Beginning of period	$11.50	$8.09	$12.03	$12.52	$11.66	$11.81	$11.52	N/A	N/A
End of period	$12.92	$11.50	$8.09	$12.03	$12.52	$11.66	$11.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,277	1,332	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division348

Accumulation unit value:
Beginning of period	$10.35	$9.39	$11.20	$10.85	$10.36	$10.17	N/A	N/A	N/A
End of period	$10.93	$10.35	$9.39	$11.20	$10.85	$10.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division116

Accumulation unit value:
Beginning of period	$11.44	$9.54	$13.55	$12.84	$11.78	$11.39	$10.71	$9.32	N/A
End of period	$12.58	$11.44	$9.54	$13.55	$12.84	$11.78	$11.39	$10.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	753	8,121	10,337	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Balanced Division139

Accumulation unit value:
Beginning of period	$21.04	$18.10	$23.50	$22.51	$20.39	$19.93	$18.50	$16.63	N/A
End of period	$22.65	$21.04	$18.10	$23.50	$22.51	$20.39	$19.93	$18.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	279	295	317	N/A

JNL/Select Money Market Division299

Accumulation unit value:
Beginning of period	$10.54	$10.83	$10.91	$10.73	$10.56	$10.59	$10.61	N/A	N/A
End of period	$10.24	$10.54	$10.83	$10.91	$10.73	$10.56	$10.59	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	43,426	-	N/A	N/A

JNL/Select Value Division303

Accumulation unit value:
Beginning of period	$16.03	$13.31	$20.55	$19.62	$16.70	$15.90	$15.29	N/A	N/A
End of period	$17.70	$16.03	$13.31	$20.55	$19.62	$16.70	$15.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,897	4,343	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Established Growth Division133

Accumulation unit value:
Beginning of period	$21.03	$15.09	$27.17	$25.41	$23.00	$22.32	$20.91	$17.92	N/A
End of period	$23.85	$21.03	$15.09	$27.17	$25.41	$23.00	$22.32	$20.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	459	487	513	N/A

JNL/T.Rowe Price Mid-Cap Growth Division186

Accumulation unit value:
Beginning of period	$31.19	$21.87	$37.93	$33.32	$32.11	$28.97	$25.27	$23.80	N/A
End of period	$38.75	$31.19	$21.87	$37.93	$33.32	$32.11	$28.97	$25.27	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	2,301	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division133

Accumulation unit value:
Beginning of period	$11.18	$8.39	$14.52	$14.82	$12.71	$12.33	$11.01	$9.01	N/A
End of period	$12.59	$11.18	$8.39	$14.52	$14.82	$12.71	$12.33	$11.01	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,061	1,125	1,039	N/A

Accumulation Unit Values
Contract with Endorsements - 3.20%
Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM 25 Division131

Accumulation unit value:
Beginning of period		$9.72		$6.56		$10.46		$11.12		$10.23		$10.88		$9.34		$6.84	$	N/A
End of period		$11.57		$9.72		$6.56		$10.46		$11.12		$10.23		$10.88		$9.34	$	N/A
Accumulation units outstanding at the end of period		-		-		-		-		-		4,217		3,727		3,355	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Dow 10 Division131

Accumulation unit value:
Beginning of period		$5.74		$5.12		$9.79		$10.00		$7.97		$8.73		$8.88		$6.80	$	N/A
End of period		$6.93		$5.74		$5.12		$9.79		$10.00		$7.97		$8.73		$8.88	$	N/A
Accumulation units outstanding at the end of period		-		-		-		-		-		5,027		4,351		3,486	$	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Global 15 Division131

Accumulation unit value:
Beginning of period		$10.56		$8.32		$16.68		$15.50		$11.42		$10.70		$8.75		$6.33	$	N/A
End of period		$11.73		$10.56		$8.32		$16.68		$15.50		$11.42		$10.70		$8.75	$	N/A
Accumulation units outstanding at the end of period		-		-		-		-		-		4,072		3,791		3,378	$	N/A

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/MCM S&P 10 Division131

Accumulation unit value:
Beginning of period		$7.02		$6.05		$12.41		$12.20		$12.03		$9.05		$8.05		$6.83	$	N/A
End of period		$7.57		$7.02		$6.05		$12.41		$12.20		$12.03		$9.05		$8.05	$	N/A
Accumulation units outstanding at the end of period		-		-		-		-		-		4,140		4,355		3,740	$	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Select Small-Cap Division131

Accumulation unit value:
Beginning of period		$9.58		$9.43		$16.24		$18.72		$17.66		$16.74		$15.56		$11.18	$	N/A
End of period		$10.69		$9.58		$9.43		$16.24		$18.72		$17.66		$16.74		$15.56	$	N/A
Accumulation units outstanding at the end of period		-		-		-		-		-		2,553		2,394		1,865	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Managed Growth Division325

Accumulation unit value:
Beginning of period	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	$11.37	$	N/A	$	N/A
End of period	$12.09	$10.75	$8.67	$13.85	$13.16	$11.90	$11.44	$	N/A	$	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,352	1,354	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

Investment Divisions	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2010		2009		2008		2007		2006		2005		2004		2003		2002

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
End of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
Accumulation units outstanding at the end of period	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A

1 -	February 6, 2002
2 -	February 11, 2002
3 -	February 19, 2002
4 -	February 28, 2002
5 -	March 5, 2002
6 -	March 11, 2002
7 -	March 12, 2002
8 -	March 14, 2002
9 -	March 18, 2002
10 -	March 20, 2002
11 -	March 28, 2002
12 -	April 1, 2002
13 -	April 9, 2002
14 -	April 15, 2002
15 -	April 16, 2002
16 -	April 17, 2002
17 -	April 18, 2002
18 -	April 23, 2002
19 -	April 24, 2002
20 -	April 25, 2002
21 -	April 29, 2002
22 -	April 30, 2002
23 -	May 3, 2002
24 -	May 6, 2002
25 -	May 7, 2002
26 -	May 8, 2002
27 -	May 9, 2002
28 -	May 15, 2002
29 -	May 16, 2002
30 -	May 17, 2002
31 -	May 20, 2002
32 -	May 21, 2002
33 -	May 23, 2002
34 -	May 24, 2002
35 -	May 28, 2002
36 -	May 29, 2002
37 -	May 31, 2002
38 -	June 3, 2002
39 -	June 5, 2002
40 -	June 7, 2002
41 -	June 10, 2002
42 -	June 11, 2002
43 -	June 12, 2002
44 -	June 14, 2002
45 -	June 17, 2002
46 -	June 21, 2002
47 -	June 24, 2002
48 -	June 26, 2002
49 -	June 27, 2002
50 -	June 28, 2002
51 -	July 1, 2002
52 -	July 5, 2002
53 -	July 8, 2002
54 -	July 9, 2002
55 -	July 11, 2002
56 -	July 12, 2002
57 -	July 15, 2002
58 -	July 16, 2002
59 -	July 18, 2002
60 -	July 25, 2002
61 -	July 29, 2002
62 -	July 31, 2002
63 -	August 1, 2002
64 -	August 8, 2002
65 -	August 14, 2002
66 -	August 15, 2002
67 -	August 23, 2002
68 -	August 26, 2002
69 -	August 28, 2002
70 -	August 29, 2002
71 -	September 3, 2002
72 -	September 4, 2002
73 -	September 6, 2002
74 -	September 10, 2002
75 -	September 12, 2002
76 -	September 13, 2002
77 -	September 16, 2002
78 -	September 17, 2002
79 -	September 23, 2002
80 -	October 1, 2002
81 -	October 4, 2002
82 -	October 7, 2002
83 -	October 8, 2002
84 -	October 11, 2002
85 -	October 22, 2002
86 -	October 24, 2002
87 -	October 28, 2002
88 -	October 31, 2002
89 -	November 1, 2002
90 -	November 7, 2002
91 -	November 14, 2002
92 -	November 19, 2002
93 -	November 29, 2002
94 -	December 9, 2002
95 -	December 18, 2002
96 -	December 23, 2002
97 -	December 27, 2002
98 -	January 22, 2003
99 -	January 28, 2003
100 -	February 5, 2003
101 -	February 7, 2003
102 -	February 21, 2003
103 -	February 25, 2003
104 -	February 26, 2003
105 -	March 3, 2003
106 -	March 4, 2003
107 -	March 5, 2003
108 -	March 6, 2003
109 -	March 7, 2003
110 -	March 14, 2003
111 -	March 17, 2003
112 -	March 21, 2003
113 -	March 24, 2003
114 -	March 26, 2003
115 -	March 27, 2003
116 -	April 4, 2003
117 -	April 7, 2003
118 -	April 8, 2003
119 -	April 10, 2003
120 -	April 11, 2003
121 -	April 14, 2003
122 -	April 16, 2003
123 -	April 17, 2003
124 -	April 21, 2003
125 -	April 22, 2003
126 -	April 23, 2003
127 -	April 24, 2003
128 -	April 25, 2003
129 -	April 28, 2003
130 -	April 29, 2003
131 -	May 1, 2003
132 -	May 5, 2003
133 -	May 12, 2003
134 -	May 20, 2003
135 -	May 22, 2003
136 -	May 23, 2003
137 -	May 27, 2003
138 -	May 28, 2003
139 -	May 29, 2003
140 -	May 30, 2003
141 -	June 2, 2003
142 -	June 6, 2003
143 -	June 9, 2003
144 -	June 11, 2003
145 -	June 12, 2003
146 -	June 16, 2003
147 -	June 18, 2003
148 -	June 19, 2003
149 -	June 20, 2003
150 -	June 23, 2003
151 -	June 24, 2003
152 -	June 25, 2003
153 -	June 26, 2003
154 -	June 27, 2003
155 -	June 30, 2003
156 -	July 7, 2003
157 -	July 8, 2003
158 -	July 9, 2003
159 -	July 14, 2003
160 -	July 15, 2003
161 -	July 21, 2003
162 -	July 28, 2003
163 -	July 30, 2003
164 -	July 31, 2003
165 -	August 1, 2003
166 -	August 5, 2003
167 -	August 6, 2003
168 -	August 7, 2003
169 -	August 8, 2003
170 -	August 15, 2003
171 -	August 20, 2003
172 -	August 21, 2003
173 -	August 25, 2003
174 -	August 26, 2003
175 -	September 2, 2003
176 -	September 8, 2003
177 -	September 11, 2003
178 -	September 17, 2003
179 -	September 18, 2003
180 -	September 19, 2003
181 -	September 22, 2003
182 -	September 26, 2003
183 -	September 29, 2003
184 -	October 9, 2003
185 -	October 10, 2003
186 -	October 20, 2003
187 -	October 21, 2003
188 -	October 22, 2003
189 -	October 24, 2003
190 -	November 7, 2003
191 -	November 24, 2003
192 -	November 25, 2003
193 -	November 28, 2003
194 -	December 2, 2003
195 -	December 4, 2003
196 -	December 5, 2003
197 -	December 9, 2003
198 -	December 10, 2003
199 -	December 16, 2003
200 -	December 26, 2003
201 -	December 31, 2003
202 -	January 2, 2004
203 -	January 5, 2004
204 -	January 6, 2004
205 -	January 7, 2004
206 -	January 8, 2004
207 -	January 9, 2004
208 -	January 12, 2004
209 -	January 14, 2004
210 -	January 20, 2004
211 -	January 23, 2004
212 -	January 26, 2004
213 -	January 28, 2004
214 -	January 29, 2004
215 -	February 2, 2004
216 -	February 5, 2004
217 -	February 9, 2004
218 -	February 10, 2004
219 -	February 13, 2004
220 -	February 18, 2004
221 -	February 23, 2004
222 -	February 25, 2004
223 -	February 27, 2004
224 -	March 1, 2004
225 -	March 2, 2004
226 -	March 3, 2004
227 -	March 9, 2004
228 -	March 15, 2004
229 -	March 16, 2004
230 -	March 17, 2004
231 -	March 22, 2004
232 -	March 23, 2004
233 -	March 25, 2004
234 -	March 26, 2004
235 -	March 31, 2004
236 -	April 6, 2004
237 -	April 7, 2004
238 -	April 12, 2004
239 -	April 13, 2004
240 -	April 14, 2004
241 -	April 15, 2004
242 -	April 16, 2004
243 -	April 20, 2004
244 -	April 22, 2004
245 -	April 23, 2004
246 -	April 28, 2004
247 -	April 29, 2004
248 -	April 30, 2004
249 -	May 4, 2004
250 -	May 5, 2004
251 -	May 7, 2004
252 -	May 18, 2004
253 -	May 19, 2004
254 -	May 20, 2004
255 -	May 21, 2004
256 -	May 24, 2004
257 -	May 26, 2004
258 -	May 27, 2004
259 -	May 28, 2004
260 -	June 1, 2004
261 -	June 8, 2004
262 -	June 14, 2004
263 -	June 15, 2004
264 -	June 18, 2004
265 -	June 21, 2004
266 -	June 25, 2004
267 -	June 28, 2004
268 -	June 29, 2004
269 -	July 2, 2004
270 -	July 6, 2004
271 -	July 22, 2004
272 -	July 27, 2004
273 -	July 28, 2004
274 -	August 2, 2004
275 -	August 5, 2004
276 -	August 19, 2004
277 -	August 25, 2004
278 -	September 7, 2004
279 -	September 30, 2004
280 -	October 1, 2004
281 -	October 4, 2004
282 -	October 5, 2004
283 -	October 7, 2004
284 -	October 8, 2004
285 -	October 11, 2004
286 -	October 13, 2004
287 -	October 14, 2004
288 -	October 15, 2004
289 -	October 18, 2004
290 -	October 19, 2004
291 -	October 20, 2004
292 -	October 21, 2004
293 -	October 22, 2004
294 -	October 25, 2004
295 -	October 26, 2004
296 -	October 27, 2004
297 -	October 28, 2004
298 -	October 29, 2004
299 -	November 1, 2004
300 -	November 2, 2004
301 -	November 3, 2004
302 -	November 4, 2004
303 -	November 5, 2004
304 -	November 8, 2004
305 -	November 9, 2004
306 -	November 10, 2004
307 -	November 11, 2004
308 -	November 12, 2004
309 -	November 15, 2004
310 -	November 16, 2004
311 -	November 17, 2004
312 -	November 18, 2004
313 -	November 19, 2004
314 -	November 22, 2004
315 -	November 23, 2004
316 -	November 30, 2004
317 -	December 1, 2004
318 -	December 2, 2004
319 -	December 7, 2004
320 -	December 9, 2004
321 -	December 10, 2004
322 -	December 13, 2004
323 -	December 14, 2004
324 -	December 20, 2004
325 -	December 22, 2004
326 -	December 29, 2004
327 -	December 30, 2004
328 -	January 3, 2005
329 -	January 4, 2005
330 -	January 5, 2005
331 -	January 7, 2005
332 -	January 13, 2005
333 -	January 19, 2005
334 -	January 21, 2005
335 -	January 24, 2005
336 -	January 28, 2005
337 -	February 2, 2005
338 -	February 7, 2005
339 -	February 14, 2005
340 -	February 16, 2005
341 -	February 22, 2005
342 -	February 23, 2005
343 -	February 25, 2005
344 -	February 28, 2005
345 -	March 7, 2005
346 -	March 10, 2005
347 -	March 16, 2005
348 -	March 17, 2005
349 -	March 18, 2005
350 -	March 21, 2005
351 -	March 22, 2005
352 -	March 31, 2005
353 -	April 4, 2005
354 -	April 5, 2005
355 -	April 6, 2005
356 -	April 8, 2005
357 -	April 13, 2005
358 -	April 18, 2005
359 -	April 20, 2005
360 -	April 21, 2005
361 -	April 29, 2005
362 -	May 2, 2005
363 -	May 5, 2005
364 -	May 11, 2005
365 -	May 13, 2005
366 -	May 16, 2005
367 -	May 17, 2005
368 -	May 18, 2005
369 -	May 19, 2005
370 -	May 20, 2005
371 -	May 23, 2005
372 -	May 25, 2005
373 -	May 26, 2005
374 -	May 27, 2005
375 -	June 1, 2005
376 -	June 2, 2005
377 -	June 3, 2005
378 -	June 6, 2005
379 -	June 8, 2005
380 -	June 9, 2005
381 -	June 10, 2005
382 -	June 14, 2005
383 -	June 15, 2005
384 -	June 17, 2005
385 -	June 20, 2005
386 -	June 21, 2005
387 -	June 22, 2005
388 -	June 28, 2005
389 -	June 29, 2005
390 -	July 1, 2005
391 -	July 5, 2005
392 -	July 7, 2005
393 -	July 11, 2005
394 -	July 14, 2005
395 -	July 18, 2005
396 -	July 20, 2005
397 -	July 29, 2005
398 -	August 2, 2005
399 -	August 3, 2005
400 -	August 4, 2005
401 -	August 5, 2005
402 -	August 8, 2005
403 -	August 17, 2005
404 -	August 22, 2005
405 -	August 24, 2005
406 -	September 13, 2005
407 -	September 15, 2005
408 -	September 19, 2005
409 -	September 23, 2005
410 -	October 3, 2005
411 -	October 7, 2005
412 -	October 20, 2005
413 -	October 24, 2005
414 -	October 25, 2005
415 -	October 26, 2005
416 -	October 27, 2005
417 -	October 28, 2005
418 -	October 31, 2005
419 -	November 1, 2005
420 -	November 2, 2005
421 -	November 3, 2005
422 -	November 4, 2005
423 -	November 7, 2005
424 -	November 8, 2005
425 -	November 9, 2005
426 -	November 29, 2005
427 -	December 16, 2005
428 -	December 30, 2005
429 -	January 17, 2006
430 -	January 19, 2006
431 -	January 26, 2006
432 -	January 27, 2006
433 -	February 1, 2006
434 -	February 2, 2006
435 -	February 6, 2006
436 -	February 8, 2006
437 -	February 27, 2006
438 -	March 9, 2006
439 -	March 10, 2006
440 -	March 28, 2006
441 -	March 29, 2006
442 -	March 30, 2006
443 -	April 6, 2006
444 -	April 10, 2006
445 -	April 18, 2006
446 -	April 19, 2006
447 -	May 2, 2006
448 -	May 3, 2006
449 -	May 4, 2006
450 -	May 5, 2006
451 -	May 8, 2006
452 -	May 9, 2006
453 -	May 10, 2006
454 -	May 11, 2006
455 -	May 12, 2006
456 -	May 15, 2006
457 -	May 16, 2006
458 -	May 17, 2006
459 -	May 18, 2006
460 -	May 22, 2006
461 -	May 23, 2006
462 -	May 25, 2006
463 -	May 26, 2006
464 -	May 30, 2006
465 -	June 1, 2006
466 -	June 5, 2006
467 -	June 6, 2006
468 -	June 7, 2006
469 -	June 8, 2006
470 -	June 9, 2006
471 -	June 12, 2006
472 -	June 13, 2006
473 -	June 14, 2006
474 -	June 22, 2006
475 -	June 26, 2006
476 -	June 28, 2006
477 -	June 29, 2006
478 -	July 5, 2006
479 -	July 6, 2006
480 -	July 7, 2006
481 -	July 10, 2006
482 -	July 11, 2006
483 -	July 12, 2006
484 -	July 17, 2006
485 -	July 19, 2006
486 -	August 8, 2006
487 -	August 9, 2006
488 -	August 16, 2006
489 -	August 21, 2006
490 -	August 24, 2006
491 -	August 30, 2006
492 -	September 7, 2006
493 -	September 12, 2006
494 -	September 13, 2006
495 -	September 22, 2006
496 -	September 29, 2006
497 -	October 9, 2006
498 -	October 13, 2006
499 -	October 23, 2006
500 -	October 24, 2006
501 -	November 8, 2006
502 -	November 16, 2006
503 -	November 21, 2006
504 -	November 28, 2006
505 -	November 29, 2006
506 -	December 6, 2006
507 -	December 11, 2006
508 -	December 18, 2006
509 -	December 27, 2006
510 -	January 3, 2007
511 -	January 16, 2007
512 -	January 17, 2007
513 -	January 18, 2007
514 -	January 19, 2007
515 -	January 22, 2007
516 -	January 23, 2007
517 -	January 24, 2007
518 -	January 25, 2007
519 -	January 30, 2007
520 -	February 1, 2007
521 -	February 14, 2007
522 -	February 20, 2007
523 -	March 1, 2007
524 -	April 10, 2007
525 -	April 11, 2007
526 -	May 2, 2007
527 -	May 4, 2007
528 -	May 7, 2007
529 -	May 11, 2007
530 -	May 14, 2007
531 -	May 18, 2007
532 -	August 13, 2007
533 -	December 6, 2007
534 -	December 14, 2007
535 -	January 10, 2008
536 -	March 4, 2008
537 -	April 2, 2008
538 -	April 3, 2008
539 -	April 7, 2008
540 -	April 8, 2008
541 -	April 10, 2008
542 -	April 15, 2008
543 -	April 17, 2008
544 -	April 21, 2008
545 -	May 16, 2008
546 -	May 29, 2008
547 -	July 3, 2008
548 -	October 6, 2008
549 -	October 7, 2008
550 -	October 9, 2008
551 -	October 10, 2008
552 -	November 6, 2008
553 -	November 7, 2008
554 -	November 12, 2008
555 -	January 2, 2009
556 -	January 22, 2009
557 -	February 11, 2009
558 -	April 3, 2009
559 -	April 6, 2009
560 -	April 7, 2009
561 -	April 8, 2009
562 -	April 16, 2009
563 -	April 23, 2009
564 -	April 28, 2009
565 -	May 1, 2009
566 -	May 22, 2009
567 -	June 2, 2009
568 -	June 4, 2009
569 -	June 5, 2009
570 -	June 9, 2009
571 -	June 11, 2009
572 -	June 15, 2009
573 -	July 10, 2009
574 -	July 16, 2009
575 -	July 21, 2009
576 -	July 22, 2009
577 -	July 27, 2009
578 -	July 30, 2009
579 -	August 7, 2009
580 -	August 12, 2009
581 -	August 19, 2009
582 -	August 26, 2009
583 -	September 25, 2009
584 -	September 28, 2009
585 -	September 29, 2009
586 -	October 1, 2009
587 -	October 2, 2009
588 -	October 16, 2009
589 -	October 20, 2009
590 -	October 22, 2009
591 -	October 26, 2009
592 -	October 27, 2009
593 -	November 11, 2009
594 -	November 16, 2009
595 -	November 19, 2009
596 -	November 20, 2009
597 -	November 23, 2009
598 -	November 25, 2009
599 -	November 27, 2009
600 -	December 9, 2009
601 -	December 14, 2009
602 -	January 4, 2010
603 -	February 5, 2010
604 -	April 22, 2010
605 -	May 3, 2010
606 -	May 10, 2010
607 -	May 14, 2010
608 -	May 21, 2010
609 -	June 10, 2010
610 -	September 20, 2010
611 -	October 13, 2010
612 -	October 25, 2010
613 -	November 12, 2010

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.